UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                  811-08894

                                JNL Series Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                    1 Corporate Way, Lansing, Michigan 48951
--------------------------------------------------------------------------------
                    (Address of principal executive offices)

                                  Susan S. Rhee
                     Jackson National Asset Management, LLC
                                 1 Corporate Way
                             Lansing, Michigan 48951
--------------------------------------------------------------------------------
                     (Name and Address of agent of service)


Registrant's telephone number, including area code:  (517) 381-5500

Date of fiscal year end:   December 31

Date of Reporting Period:  July 1, 2004 - September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

JNL SERIES TRUST (UNAUDITED)
SCHEDULE OF INVESTMENTS (IN THOUSANDS)
SEPTEMBER 30, 2004

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JNL/AIM LARGE CAP GROWTH FUND                                                                          SHARES         VALUE
COMMON STOCKS - 96.7%
AEROSPACE & DEFENSE - 3.9%
  Boeing Co.                                                                                             25          $1,264
  General Dynamics Corp.                                                                                 15           1,480
  Northrop Grumman Corp.                                                                                 18             960
  Rockwell Collins Inc.                                                                                  27           1,003
  United Technologies Corp.                                                                              11           1,009
                                                                                                                      5,716
APPAREL - 1.4%
  NIKE Inc.                                                                                              26           2,041


BEVERAGES - 1.7%
  PepsiCo Inc.                                                                                           49           2,398


BIOTECHNOLOGY - 0.8%
  Genentech Inc. (b)                                                                                     23           1,206


BUILDING MATERIALS - 2.2%
  American Standard Cos. Inc. (b)                                                                        34           1,311
  Masco Corp.                                                                                            53           1,830
                                                                                                                      3,141
COMMERCIAL SERVICES - 5.8%
  Accenture Ltd. (b)                                                                                    103           2,794
  Apollo Group Inc. (b) (l)                                                                              23           1,710
  Cendant Corp.                                                                                         181           3,916
                                                                                                                      8,420
COMPUTERS - 3.1%
  Dell Inc. (b)                                                                                          92           3,268
  Lexmark International Inc. (b)                                                                         14           1,151
                                                                                                                      4,419
COSMETICS & PERSONAL CARE - 9.0%
  Avon Products Inc.                                                                                     67           2,944
  Estee Lauder Cos. Inc.                                                                                 45           1,864
  Gillette Co.                                                                                          104           4,320
  Procter & Gamble Co.                                                                                   73           3,951
                                                                                                                     13,079
DIVERSIFIED FINANCIAL SERVICES - 4.0%
  American Express Co. (l)                                                                               17             885
  Citigroup Inc.                                                                                         23           1,015
  Countrywide Financial Corp.                                                                            76           2,994
  MBNA Corp.                                                                                             37             922
                                                                                                                      5,816
ELECTRONICS - 0.7%
  Waters Corp. (b)                                                                                       23           1,019


HAND & MACHINE TOOLS - 0.9%
  Black & Decker Corp.                                                                                   16           1,255


HEALTHCARE - 16.8%
  Alcon Inc.                                                                                             38           3,024
  Becton Dickinson & Co.                                                                                 51           2,621
  C.R. Bard Inc.                                                                                         19           1,093
  Johnson & Johnson                                                                                      95           5,329
  Medtronic Inc.                                                                                         19             986
  Quest Diagnostics Inc. (l)                                                                             18           1,614
  Stryker Corp.                                                                                          39           1,875
  UnitedHealth Group Inc.                                                                               106           7,797
                                                                                                                     24,339
HOME FURNISHINGS - 2.0%
  Harman International Industries Inc.                                                                   27           2,920


HOUSEHOLD PRODUCTS - 1.4%
  Fortune Brands Inc.                                                                                    26           1,956


INSURANCE - 2.9%
  Allstate Corp.                                                                                         24           1,166
  MetLife Inc.                                                                                           23             889
  Progressive Corp.                                                                                      10             848
  Torchmark Corp.                                                                                        23           1,239
                                                                                                                      4,142
INTERNET - 6.4%
  eBay Inc. (b)                                                                                          23           2,106
  Symantec Corp. (b)                                                                                     76           4,187
  Yahoo! Inc. (b)                                                                                        86           2,927
                                                                                                                      9,220
LEISURE TIME - 2.0%
  Harley-Davidson Inc.                                                                                   49           2,907


MACHINERY - 0.7%
  Rockwell Automation Inc.                                                                               25             956


MANUFACTURING - 6.1%
  3M Co.                                                                                                 39           3,111
  Danaher Corp. (l)                                                                                      20           1,026
  Eaton Corp.                                                                                            22           1,420
  Illinois Tool Works Inc.                                                                               16           1,491
  Tyco International Ltd.                                                                                60           1,850
                                                                                                                      8,898
OFFICE & BUSINESS EQUIPMENT - 0.9%
  Xerox Corp. (b) (l)                                                                                    88           1,239


RETAIL - 12.2%
  Costco Wholesale Corp.                                                                                 22             924
  Home Depot Inc.                                                                                        44           1,709
  J.C. Penney Co. Inc. (l)                                                                               30           1,058
  Limited Brands Inc.                                                                                    69           1,540
  McDonald's Corp.                                                                                      115           3,218
  Nordstrom Inc.                                                                                         44           1,690
  Staples Inc.                                                                                          120           3,563
  Starbucks Corp. (b)                                                                                    29           1,309
  Yum! Brands Inc.                                                                                       65           2,639
                                                                                                                     17,650
SAVINGS & LOANS - 0.6%
  Golden West Financial Corp.                                                                             8             922


SEMICONDUCTORS - 0.9%
  Analog Devices Inc.                                                                                    18             702
  Intel Corp.                                                                                            29             576
                                                                                                                      1,278
SOFTWARE - 5.7%
  Adobe Systems Inc.                                                                                     37           1,840
  Autodesk Inc.                                                                                          26           1,274
  IMS Health Inc.                                                                                        83           1,990
  Microsoft Corp.                                                                                        83           2,287
  Oracle Corp. (b)                                                                                       75             846
                                                                                                                      8,237
TELECOMMUNICATIONS EQUIPMENT - 1.6%
  Cisco Systems Inc. (b)                                                                                130           2,359


WIRELESS TELECOMMUNICATIONS - 3.1%
  Motorola Inc.                                                                                          84           1,506
  Qualcomm Inc.                                                                                          75           2,932
                                                                                                                      4,438
  Total Common Stocks (cost $131,680)                                                                               139,971
SHORT TERM INVESTMENTS - 3.7%
MONEY MARKET FUNDS - 3.7%
  Dreyfus Cash Management Plus, 1.50% (a)                                                             5,431           5,431

  Total Short Term Investments (cost $5,431)                                                                          5,431
TOTAL INVESTMENTS - 100.4% (COST $137,111)                                                                          145,402
------------------------------------------

OTHER ASSETS AND LIABILITIES, NET -  (0.4%)                                                                           (584)
-------------------------------------------

TOTAL NET ASSETS - 100%                                                                                            $144,818
-----------------------
JNL/AIM SMALL CAP GROWTH FUND
COMMON STOCKS - 94.7%
ADVERTISING - 0.7%
  Getty Images Inc. (b) (l)                                                                               5            $288


AEROSPACE & DEFENSE - 1.1%
  Engineered Support Systems Inc.                                                                         3             115
  United Industrial Corp. (l)                                                                            10             329
                                                                                                                        444
AIRLINES - 0.4%
  Airtran Holdings Inc. (b)                                                                              16             154


APPAREL - 1.3%
  Oxford Industries Inc.                                                                                  7             276
  Quiksilver Inc. (b)                                                                                    10             264
                                                                                                                        540
BANKS - 3.5%
  East-West Bancorp. Inc.                                                                                 8             279
  Investors Financial Services Corp. (l)                                                                  4             158
  PrivateBancorp Inc.                                                                                     6             167
  Prosperity Bancshares Inc.                                                                              4              94
  Silicon Valley Bancshares (b)                                                                           5             167
  Southwest Bancorp. of Texas Inc.                                                                        9             177
  UCBH Holdings Inc.                                                                                      6             231
  W Holding Co. Inc.                                                                                      7             137
                                                                                                                      1,410
BIOTECHNOLOGY - 2.0%
  Affymetrix Inc. (b) (l)                                                                                 6             178
  Digene Corp. (b)                                                                                        3              88
  Genencor International Inc. (b)                                                                         8             122
  Integra LifeSciences Holdings Corp. (b)                                                                 6             186
  Invitrogen Corp. (b)                                                                                    2             115
  Martek Biosciences Corp. (b) (l)                                                                        1              58
  Xenogen Corp. (b)                                                                                      12              76
                                                                                                                        823
BUILDING MATERIALS - 1.2%
  Eagle Materials Inc.                                                                                    4             264
  Trex Co. Inc. (b)                                                                                       5             230
                                                                                                                        494
CHEMICALS - 0.4%
  Spartech Corp.                                                                                          6             151


COMMERCIAL SERVICES - 7.3%
  Advisory Board Co. (b)                                                                                  6             195
  Alliance Data Systems Corp. (b)                                                                         6             239
  Charles River Associates Inc. (b)                                                                       5             203
  Corporate Executive Board Co.                                                                           7             398
  CoStar Group Inc. (b)                                                                                   9             428
  Euronet Worldwide Inc. (b)                                                                             15             275
  Forrester Research Inc. (b)                                                                             9             131
  Gevity HR Inc.                                                                                          8             125
  Icon Plc - ADR (b)                                                                                      6             181
  iPayment Holdings Inc. (b)                                                                              3             120
  Iron Mountain Inc. (b)                                                                                  6             219
  Laureate Education Inc. (b)                                                                             5             171
  Pharmaceutical Product Development Inc. (b)                                                             3             119
  Steiner Leisure Ltd. (b)                                                                                7             152
                                                                                                                      2,958
COMPUTERS - 4.1%
  Anteon International Corp. (b)                                                                          6             235
  CACI International Inc. - Class A (b)                                                                   3             164
  Catapult Communications Corp. (b)                                                                       6             113
  Cognizant Technology Solutions Corp. (b)                                                                7             211
  Intergraph Corp. (b)                                                                                    7             187
  Magma Design Automation Inc. (b)                                                                        7             109
  Mercury Computer Systems Inc. (b)                                                                      11             304
  National Instruments Corp.                                                                              8             241
  PalmOne Inc. (b) (l)                                                                                    3             100
                                                                                                                      1,664
DISTRIBUTION & WHOLESALE - 0.7%
  ScanSource Inc. (b)                                                                                     4             281


DIVERSIFIED FINANCIAL SERVICES - 1.6%
  Affiliated Managers Group Inc. (b)                                                                      4             214
  Collegiate Funding Services LLC (b)                                                                     9             111
  Jefferies Group Inc.                                                                                    6             190
  Piper Jaffray Cos. (b)                                                                                  4             139
                                                                                                                        654
ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
  Littelfuse Inc. (b)                                                                                     5             166
  Wilson Greatbatch Technologies Inc. (b)                                                                 1              18
                                                                                                                        184
ELECTRONICS - 7.0%
  Cogent Inc. (b)                                                                                         4              73
  Cymer Inc. (b)                                                                                          5             132
  Daktronics Inc. (b)                                                                                     7             169
  FEI Co. (b)                                                                                             7             142
  Flir Systems Inc. (b)                                                                                   6             357
  Ii-Vi Inc. (b)                                                                                          6             221
  Imax Corp. (b)                                                                                         24             136
  Keithley Instruments Inc.                                                                              10             169
  LeCroy Corp. (b)                                                                                        3              48
  Photon Dynamics Inc. (b)                                                                                8             152
  Taser International Inc. (b) (l)                                                                        3             120
  Tektronix Inc.                                                                                          6             213
  Trimble Navigation Ltd. (b)                                                                            13             412
  Varian Inc. (b)                                                                                         7             265
  Woodward Governor Co.                                                                                   3             209
                                                                                                                      2,818
ENTERTAINMENT - 2.6%
  Lions Gate Entertainment Corp. (b)                                                                     32             281
  Macrovision Corp. (b)                                                                                   9             226
  Penn National Gaming Inc. (b)                                                                           7             279
  Shuffle Master Inc. (b) (l)                                                                             7             275
                                                                                                                      1,061
ENVIRONMENTAL CONTROL - 0.6%
  Stericycle Inc. (b)                                                                                     6             257


FOOD - 1.0%
  SunOpta Inc (b)                                                                                        13             103
  United Natural Foods Inc. (b)                                                                          12             306
                                                                                                                        409
HEALTHCARE - 9.7%
  Advanced Neuromodulation Systems Inc. (b) (l)                                                           4             129
  American Healthways Inc. (b)                                                                            6             166
  American Medical Systems Holdings Inc. (b)                                                              8             276
  Amsurg Corp. (b)                                                                                        8             173
  Closure Medical Corp. (b)                                                                               8             111
  Covance Inc. (b)                                                                                        6             228
  Cytyc Corp. (b)                                                                                        12             290
  DaVita Inc. (b)                                                                                         4             132
  Gen-Probe Inc. (b)                                                                                      8             311
  Inamed Corp. (b)                                                                                        3             119
  Inveresk Research Group Inc. (b)                                                                        6             214
  Kyphon Inc. (b)                                                                                         4              99
  LifePoint Hospitals Inc. (b)                                                                            8             231
  NuVasive Inc. (b)                                                                                      11             114
  OraSure Technologies Inc. (b)                                                                          12              77
  Pediatrix Medical Group Inc. (b)                                                                        3             148
  ResMed Inc. (b)                                                                                         4             209
  Select Medical Corp.                                                                                   11             144
  Techne Corp. (b)                                                                                        5             191
  Triad Hospitals Inc. (b)                                                                                6             189
  VISX Inc. (b)                                                                                          10             202
  Wright Medical Group Inc. (b)                                                                           3              73
  Zoll Medical Corp. (b)                                                                                  3             100
                                                                                                                      3,926
HOME BUILDERS - 0.3%
  Toll Brothers Inc. (b)                                                                                  3             139


HOUSEHOLD PRODUCTS - 1.9%
  Fossil Inc. (b)                                                                                         8             248
  Scotts Co. - Class A (b)                                                                                5             308
  Toro Co.                                                                                                3             198
                                                                                                                        754
INSURANCE - 1.6%
  Assured Guaranty Ltd.                                                                                   8             130
  Direct General Corp.                                                                                    4             104
  HCC Insurance Holdings Inc.                                                                             5             139
  Navigators Group Inc. (b)                                                                               4             129
  ProAssurance Corp. (b)                                                                                  4             147
                                                                                                                        649
INTERNET - 4.7%
  Ask Jeeves Inc. (b) (l)                                                                                 4             141
  CNET Networks Inc. (b)                                                                                 17             154
  CyberSource Corp. (b)                                                                                  15              73
  Digital River Inc. (b)                                                                                  4             119
  Digitas Inc. (b)                                                                                       25             194
  eResearch Technology Inc. (b) (l)                                                                       8             113
  Internet Security Systems Inc. (b)                                                                      8             136
  Interwoven Inc. (b)                                                                                     7              48
  Macromedia Inc. (b)                                                                                    12             247
  McAfee Inc. (b)                                                                                         8             162
  Netegrity Inc. (b)                                                                                     17             125
  Sina Corp. (b) (l)                                                                                      5             127
  Websense Inc. (b)                                                                                       6             267
                                                                                                                      1,906
IRON & STEEL - 1.9%
  Cleveland-Cliffs Inc. (b)                                                                               3             275
  Gibraltar Steel Corp.                                                                                   5             163
  Steel Dynamics Inc.                                                                                     9             328
                                                                                                                        766
LEISURE TIME - 0.5%
  Nautilus Group Inc.                                                                                     8             187


LODGING - 1.2%
  Kerzner International Ltd. (b)                                                                          4             185
  Station Casinos Inc. (l)                                                                                6             299
                                                                                                                        484
MACHINERY - 1.0%
  Cognex Corp.                                                                                            4              94
  Graco Inc.                                                                                              6             208
  IDEX Corp.                                                                                              3              92
                                                                                                                        394
MANUFACTURING - 1.0%
  Actuant Corp. - Class A (b)                                                                             5             210
  Applied Films Corp. (b)                                                                                11             198
                                                                                                                        408
MEDIA - 0.7%
  Entravision Communications Corp. (b)                                                                    5              41
  Radio One Inc. (b)                                                                                      7              93
  Radio One Inc. - Class D (b)                                                                           11             157
                                                                                                                        291
OIL & GAS PRODUCERS - 3.0%
  Grey Wolf Inc. (b)                                                                                     37             179
  Harvest Natural Resources Inc. (b)                                                                     13             211
  Patterson-UTI Energy Inc.                                                                              11             208
  Pride International Inc. (b)                                                                            9             176
  Quicksilver Resources Inc. (b)                                                                          7             232
  Spinnaker Exploration Co. (b)                                                                           6             217
                                                                                                                      1,223
OIL & GAS SERVICES - 3.1%
  CAL Dive International Inc. (b)                                                                        11             392
  Core Laboratories NV (b)                                                                                7             162
  FMC Technologies Inc. (b)                                                                               9             307
  Tetra Technologies Inc. (b)                                                                             6             182
  Universal Compression Holdings Inc. (b)                                                                 6             198
                                                                                                                      1,241
PHARMACEUTICALS - 4.7%
  Accredo Health Inc. (b)                                                                                 8             177
  Cephalon Inc. (b) (l)                                                                                   2              91
  Connetics Corp. (b)                                                                                    12             316
  Corcept Therapeutics Inc. (b)                                                                          10              75
  Eyetech Pharmaceuticals Inc. (b) (l)                                                                    5             180
  Medicis Pharmaceutical Corp. - Class A (l)                                                              7             269
  MGI Pharma Inc. (b)                                                                                    11             288
  Salix Pharmaceuticals Ltd. (b)                                                                         11             230
  VCA Antech Inc. (b)                                                                                    14             291
                                                                                                                      1,917
RETAIL - 9.3%
  Aeropostale Inc. (b)                                                                                    8             217
  Bebe Stores Inc.                                                                                        9             184
  Buffalo Wild Wings Inc. (b)                                                                             5             137
  Chico's FAS Inc. (b) (l)                                                                                4             137
  Coldwater Creek Inc. (b)                                                                                7             145
  GameStop Corp. (b)                                                                                     12             215
  Guitar Center Inc. (b)                                                                                  2              91
  Insight Enterprises Inc. (b)                                                                           13             212
  Jos. A. Banks Clothiers Inc. (b) (l)                                                                    7             200
  MSC Industrial Direct Co. Inc.                                                                         10             354
  Pacific Sunwear of California (b)                                                                       7             147
  Panera Bread Co. - Class A (b) (l)                                                                      7             259
  PF Chang's China Bistro Inc. (b)                                                                        6             281
  Rare Hospitality International Inc. (b)                                                                 9             233
  Sonic Corp. (b)                                                                                        12             307
  Tractor Supply Co. (b)                                                                                  7             214
  Urban Outfitters Inc. (b)                                                                              12             416
                                                                                                                      3,749
SEMICONDUCTORS - 6.2%
  Actel Corp. (b)                                                                                         7             106
  Artisan Components Inc. (b)                                                                             5             140
  ASE Test Ltd. (b)                                                                                      19              97
  Entegris Inc. (b)                                                                                      15             123
  Exar Corp. (b)                                                                                          9             126
  Formfactor Inc. (b)                                                                                     9             169
  Genesis Microchip Inc. (b)                                                                              7              99
  Integrated Circuit Systems Inc. (b)                                                                     8             176
  Intersil Corp.                                                                                          7             111
  Microsemi Corp. (b)                                                                                    13             178
  Mykrolis Corp. (b)                                                                                     14             140
  O2Micro International Ltd. (b)                                                                         12             129
  Pixelworks Inc. (b)                                                                                    12             123
  Power Integrations Inc. (b)                                                                             5             110
  Semtech Corp. (b)                                                                                      10             188
  STATS ChipPAC Ltd. (b) (l)                                                                             28             167
  Varian Semiconductor Equipment Associates Inc. (b) (l)                                                  6             188
  Zoran Corp. (b)                                                                                         8             130
                                                                                                                      2,500
SOFTWARE - 4.9%
  Activision Inc. (b)                                                                                    16             223
  Avid Technology Inc. (b)                                                                                5             225
  Cerner Corp. (b)                                                                                        7             290
  Cognos Inc. (b)                                                                                         5             192
  Global Payments Inc.                                                                                    5             273
  Navteq Corp. (b)                                                                                        6             207
  Novell Inc. (b)                                                                                        14              87
  Open Solutions Inc. (b)                                                                                 1              22
  Pixar Inc. (b) (l)                                                                                      1             110
  Red Hat Inc. (b) (l)                                                                                   16             201
  Take-Two Interactive Software Inc. (b)                                                                  4             135
                                                                                                                      1,965
TELECOMMUNICATIONS EQUIPMENT - 1.9%
  Applied Signal Technology Inc.                                                                          2              57
  Plantronics Inc.                                                                                        6             238
  Polycom Inc. (b)                                                                                        8             155
  SafeNet Inc. (b)                                                                                       10             259
  WJ Communications Inc. (b)                                                                             21              52
                                                                                                                        761
TOYS & HOBBIES - 0.3%
  Marvel Enterprises Inc. (b) (l)                                                                         9             133


TRANSPORTATION - 0.9%
  Gulfmark Offshore Inc. (b)                                                                              1              11
  Knight Transportation Inc. (b)                                                                          5             111
  UTI Worldwide Inc.                                                                                      4             229
                                                                                                                        351
  Total Common Stocks (cost $35,223)                                                                                 38,334
MUTUAL FUNDS - 0.5%
MUTUAL FUNDS - 0.5%
  iShares Nasdaq Biotechnology Index Fund (l)                                                             3             203

  Total Mutual Funds (cost $227)                                                                                        203
SHORT TERM INVESTMENTS - 4.3%
MONEY MARKET FUNDS - 4.1%
  Dreyfus Cash Management Plus, 1.50% (a)                                                             1,656           1,656


U.S. TREASURY BILLS - 0.2%
  U.S. Treasury Bill, 1.63%, 12/16/04                                                                   100             100

  Total Short Term Investments (cost $1,756)                                                                          1,756
TOTAL INVESTMENTS - 99.5% (COST $37,206)                                                                             40,293
----------------------------------------

OTHER ASSETS AND LIABILITIES, NET - 0.5%                                                                                205
----------------------------------------

TOTAL NET ASSETS - 100%                                                                                             $40,498
-----------------------

JNL/ALGER GROWTH FUND
COMMON STOCKS - 98.5%
AEROSPACE & DEFENSE - 0.5%
  Boeing Co. (l)                                                                                         23          $1,198


APPAREL - 0.5%
  NIKE Inc. (l)                                                                                          16           1,284


BANKS - 1.2%
  Bank of New York Co. Inc.                                                                              20             585
  Wells Fargo & Co.                                                                                      42           2,528
                                                                                                                      3,113
BIOTECHNOLOGY - 3.2%
  Biogen Idec Inc. (b)                                                                                   87           5,346
  Genentech Inc. (b)                                                                                     54           2,815
                                                                                                                      8,161
CHEMICALS - 2.1%
  Dow Chemical Co.                                                                                      120           5,433


COMMERCIAL SERVICES - 0.5%
  Accenture Ltd. (b)                                                                                     48           1,307


COMPUTERS - 1.3%
  EMC Corp. (b)                                                                                          60             694
  Research In Motion Ltd. (b)                                                                            33           2,504
                                                                                                                      3,198
DIVERSIFIED FINANCIAL SERVICES - 5.5%
  Affiliated Managers Group Inc. (b)                                                                     37           1,978
  American Express Co.                                                                                  100           5,125
  Citigroup Inc.                                                                                         41           1,787
  Lehman Brothers Holdings Inc.                                                                          32           2,535
  T. Rowe Price Group Inc.                                                                               52           2,634
                                                                                                                     14,059
ELECTRONICS - 0.4%
  Symbol Technologies Inc.                                                                               91           1,156


HEALTHCARE - 6.9%
  Aetna Inc.                                                                                             33           3,278
  Boston Scientific Corp. (b)                                                                            67           2,669
  Guidant Corp.                                                                                          20           1,334
  HCA Inc.                                                                                               98           3,739
  Medtronic Inc.                                                                                         49           2,564
  UnitedHealth Group Inc.                                                                                53           3,934
                                                                                                                     17,517
HOUSEHOLD PRODUCTS - 1.0%
  Fortune Brands Inc.                                                                                    33           2,478


INSURANCE - 1.4%
  American International Group Inc.                                                                      52           3,505


INTERNET - 10.7%
  eBay Inc. (b)                                                                                          73           6,703
  Google Inc. (b) (l)                                                                                    34           4,400
  IAC/InterActiveCorp (b) (l)                                                                           113           2,484
  NetFlix Inc. (b) (l)                                                                                  318           4,905
  Yahoo! Inc. (b)                                                                                       258           8,752
                                                                                                                     27,244
LEISURE TIME - 1.8%
  Carnival Corp. (l)                                                                                     55           2,610
  Royal Caribbean Cruises Ltd.                                                                           45           1,945
                                                                                                                      4,555
LODGING - 1.5%
  Starwood Hotels & Resorts Worldwide Inc.                                                               83           3,848


MANUFACTURING - 4.4%
  General Electric Capital Corp.                                                                        146           4,909
  Tyco International Ltd.                                                                               209           6,419
                                                                                                                     11,328
MEDIA - 4.7%
  Time Warner Inc. (b)                                                                                  268           4,327
  Viacom Inc. - Class B                                                                                  36           1,195
  XM Satellite Radio Holdings Inc. - Class A (b) (l)                                                    206           6,375
                                                                                                                     11,896
OIL & GAS PRODUCERS - 3.7%
  BP Plc - ADR                                                                                           46           2,658
  Devon Energy Corp.                                                                                     35           2,480
  EOG Resources Inc.                                                                                     44           2,917
  Patterson-UTI Energy Inc.                                                                              68           1,289
                                                                                                                      9,344
OIL & GAS SERVICES - 2.8%
  National-Oilwell Inc. (b)                                                                              77           2,524
  Schlumberger Ltd.                                                                                      68           4,557
                                                                                                                      7,081
PHARMACEUTICALS - 12.1%
  Abbott Laboratories                                                                                    59           2,482
  Allergan Inc.                                                                                          33           2,401
  Caremark Rx Inc. (b)                                                                                   58           1,862
  Eyetech Pharmaceuticals Inc. (b) (l)                                                                   34           1,164
  Gilead Sciences Inc. (b)                                                                              124           4,624
  ImClone Systems Inc. (b)                                                                               50           2,635
  IVAX Corp. (b)                                                                                        185           3,541
  OSI Pharmaceuticals Inc. (b)                                                                           51           3,156
  Pfizer Inc.                                                                                           157           4,800
  Sepracor Inc. (b) (l)                                                                                  61           2,966
  Teva Pharmaceutical Industries Ltd. - ADR (l)                                                          50           1,285
                                                                                                                     30,915
RETAIL - 8.4%
  Bed Bath & Beyond Inc. (b)                                                                             67           2,501
  CVS Corp.                                                                                             126           5,317
  Lowe's Cos. Inc.                                                                                       24           1,277
  Target Corp.                                                                                          160           7,260
  Wal-Mart Stores Inc.                                                                                   96           5,097
                                                                                                                    21,452
SEMICONDUCTORS - 9.5%
  Altera Corp. (b)                                                                                      155           3,026
  Analog Devices Inc.                                                                                   106           4,095
  Applied Materials Inc. (b)                                                                            309           5,091
  Broadcom Corp. (b)                                                                                     68           1,848
  Freescale Semiconductor Inc. (b)                                                                       86           1,228
  Intel Corp.                                                                                           186           3,736
  Linear Technology Corp.                                                                                87           3,151
  National Semiconductor Corp. (b)                                                                       42             658
  Teradyne Inc. (b)                                                                                      99           1,328
                                                                                                                     24,161
SOFTWARE - 8.1%
  Automatic Data Processing Inc.                                                                         55           2,256
  First Data Corp.                                                                                      103           4,459
  Microsoft Corp.                                                                                       356           9,831
  Oracle Corp. (b)                                                                                      350           3,949
                                                                                                                     20,495
TELECOMMUNICATIONS EQUIPMENT - 2.4%
  Avaya Inc. (b)                                                                                         99           1,375
  Cisco Systems Inc. (b)                                                                                257           4,644
                                                                                                                      6,020
TRANSPORTATION - 1.5%
  FedEx Corp.                                                                                            44           3,745


WIRELESS TELECOMMUNICATIONS - 2.4%
  Motorola Inc.                                                                                         231           4,171
  Qualcomm Inc.                                                                                          49           1,931
                                                                                                                      6,101
  Total Common Stocks (cost $241,087)                                                                               250,594
SHORT TERM INVESTMENTS - 1.7%
MONEY MARKET FUNDS - 1.7%
  Dreyfus Cash Management Plus, 1.50% (a)                                                             4,201           4,201

  Total Short Term Investments (cost $4,201)                                                                          4,201
TOTAL INVESTMENTS - 100.2% (COST $245,288)                                                                          254,795
------------------------------------------

OTHER ASSETS AND LIABILITIES, NET -  (0.2%)                                                                           (455)
-------------------------------------------

TOTAL NET ASSETS - 100%                                                                                            $254,340
-----------------------

JNL/ALLIANCE CAPITAL GROWTH FUND
COMMON STOCKS - 99.8%
BIOTECHNOLOGY - 3.2%
  Amgen Inc. (b)                                                                                         36          $2,018


COMPUTERS - 4.9%
  Dell Inc. (b)                                                                                          72           2,574
  EMC Corp. (b)                                                                                          43             497
                                                                                                                      3,071
COSMETICS & PERSONAL CARE - 4.2%
  Avon Products Inc.                                                                                     33           1,428
  Procter & Gamble Co.                                                                                   23           1,218
                                                                                                                      2,646
DIVERSIFIED FINANCIAL SERVICES - 9.5%
  Charles Schwab Corp.                                                                                   57             522
  Citigroup Inc.                                                                                         42           1,835
  Franklin Resources Inc.                                                                                16             881
  JPMorgan Chase & Co.                                                                                   35           1,379
  MBNA Corp.                                                                                             51           1,285
                                                                                                                      5,902
ENTERTAINMENT - 1.0%
  International Game Technology                                                                          17             600


FOOD - 0.1%
  Whole Foods Market Inc.                                                                                 1              60


HEALTHCARE - 10.9%
  Alcon Inc.                                                                                             12             954
  Anthem Inc. (b)                                                                                        12           1,082
  Boston Scientific Corp. (b)                                                                            42           1,657
  St. Jude Medical Inc. (b)                                                                              19           1,460
  UnitedHealth Group Inc.                                                                                13             973
  Zimmer Holdings Inc. (b)                                                                                9             672
                                                                                                                      6,798
INSURANCE - 4.7%
  American International Group Inc.                                                                      30           2,046
  Progressive Corp.                                                                                      10             856
                                                                                                                      2,902
INTERNET - 12.0%
  Amazon.Com Inc. (b)                                                                                    20             829
  eBay Inc. (b)                                                                                          25           2,341
  Symantec Corp. (b) (l)                                                                                 26           1,427
  Yahoo! Inc. (b)                                                                                        86           2,913
                                                                                                                      7,510
LEISURE TIME - 1.2%
  Carnival Corp.                                                                                         16             747


MANUFACTURING - 2.8%
  General Electric Capital Corp.                                                                         53           1,776


MEDIA - 3.2%
  E.W. Scripps Co.                                                                                       18             841
  Time Warner Inc. (b)                                                                                   47             759
  Viacom Inc. - Class B                                                                                  12             406
                                                                                                                      2,006
OIL & GAS PRODUCERS - 1.5%
  Nabors Industries Ltd. (b)                                                                             19             919


OIL & GAS SERVICES - 1.3%
  Baker Hughes Inc.                                                                                       9             389
  Schlumberger Ltd.                                                                                       6             404
                                                                                                                        793
PHARMACEUTICALS - 5.2%
  Caremark Rx Inc. (b)                                                                                   11             366
  Forest Laboratories Inc. (b)                                                                           13             580
  Pfizer Inc.                                                                                            56           1,698
  Teva Pharmaceutical Industries Ltd. - ADR                                                              23             597
                                                                                                                      3,241
RETAIL - 7.0%
  Bed Bath & Beyond Inc. (b)                                                                              6             219
  Lowe's Cos. Inc.                                                                                       36           1,967
  Starbucks Corp. (b)                                                                                     6             250
  Target Corp.                                                                                           17             787
  Wal-Mart Stores Inc.                                                                                   22           1,160
                                                                                                                      4,384
SEMICONDUCTORS - 9.2%
  Applied Materials Inc. (b)                                                                             59             976
  Broadcom Corp. (b)                                                                                     35             958
  Intel Corp.                                                                                            66           1,314
  Marvell Technology Group Ltd. (b) (l)                                                                  49           1,291
  Taiwan Semiconductor Manufacturing Co. Ltd. - ADR                                                     164           1,172
                                                                                                                      5,711
SOFTWARE - 7.6%
  Electronic Arts Inc. (b)                                                                               38           1,766
  Microsoft Corp. (l)                                                                                    71           1,955
  SAP AG - ADR                                                                                           27           1,048
                                                                                                                      4,769
TELECOMMUNICATIONS EQUIPMENT - 7.4%
  Cisco Systems Inc. (b)                                                                                 72           1,296
  Corning Inc. (b) (l)                                                                                  136           1,508
  Juniper Networks Inc. (b)                                                                              76           1,798
                                                                                                                      4,602
TRANSPORTATION - 0.4%
  United Parcel Service Inc.                                                                              4             266


WIRELESS TELECOMMUNICATIONS - 2.5%
  Qualcomm Inc.                                                                                          40           1,558

  Total Common Stocks (cost $60,433)                                                                                 62,279
SHORT TERM INVESTMENTS - 0.3%
MONEY MARKET FUNDS - 0.3%
  Dreyfus Cash Management Plus, 1.50% (a)                                                               177             177

  Total Short Term Investments (cost $177)                                                                              177
TOTAL INVESTMENTS - 100.1% (COST $60,610)                                                                            62,456
-----------------------------------------

OTHER ASSETS AND LIABILITIES, NET -  (0.1%)                                                                            (66)
-------------------------------------------

TOTAL NET ASSETS - 100%                                                                                             $62,390
-----------------------

JNL/EAGLE CORE EQUITY FUND
COMMON STOCKS - 89.8%
ADVERTISING - 1.0%
  Omnicom Group Inc.                                                                                     43          $3,112


AEROSPACE & DEFENSE - 1.3%
  United Technologies Corp.                                                                              41           3,838


BANKS - 4.3%
  Bank of America Corp.                                                                                 111           4,801
  Bank of New York Co. Inc.                                                                              28             817
  US Bancorp.                                                                                            49           1,416
  Wachovia Corp.                                                                                         91           4,263
  Wells Fargo & Co.                                                                                      27           1,610
                                                                                                                     12,907
BEVERAGES - 1.6%
  Anheuser-Busch Cos. Inc.                                                                               20             999
  Coca-Cola Co.                                                                                          67           2,665
  PepsiCo Inc.                                                                                           24           1,168
                                                                                                                      4,832
BIOTECHNOLOGY - 1.2%
  Amgen Inc. (b)                                                                                         33           1,896
  Genzyme Corp. (b)                                                                                      33           1,785
                                                                                                                      3,681
CHEMICALS - 0.3%
  Air Products & Chemicals Inc.                                                                          18             979


COMMERCIAL SERVICES - 0.9%
  Accenture Ltd. (b)                                                                                     37             993
  Cendant Corp.                                                                                          54           1,162
  Jackson Hewitt Tax Service Inc.                                                                        20             412
                                                                                                                      2,567
COMPUTERS - 3.5%
  Dell Inc. (b)                                                                                         239           8,518
  DigitalNet Holdings Inc. (b)                                                                            7             204
  EMC Corp. (b)                                                                                         145           1,670
                                                                                                                     10,392
COSMETICS & PERSONAL CARE - 1.1%
  Kimberly-Clark Corp.                                                                                   37           2,358
  Procter & Gamble Co.                                                                                   20           1,082
                                                                                                                      3,440
DIVERSIFIED FINANCIAL SERVICES - 5.1%
  American Express Co.                                                                                   82           4,226
  Citigroup Inc.                                                                                         89           3,942
  Fannie Mae                                                                                              9             583
  Goldman Sachs Group Inc.                                                                               22           2,093
  JPMorgan Chase & Co.                                                                                   73           2,884
  Merrill Lynch & Co. Inc.                                                                               35           1,730
                                                                                                                     15,458
ELECTRIC - 0.3%
  NiSource Inc.                                                                                          40             840


ELECTRICAL COMPONENTS & EQUIPMENT - 2.4%
  Emerson Electric Co.                                                                                  118           7,303


ELECTRONICS - 0.5%
  Jabil Circuit Inc. (b)                                                                                 59           1,355


ENTERTAINMENT - 0.2%
  International Game Technology                                                                          13             460


ENVIRONMENTAL CONTROL - 1.1%
  Waste Management Inc.                                                                                 122           3,330


FOOD - 1.5%
  Dean Foods Co. (b)                                                                                     41           1,226
  General Mills Inc. (l)                                                                                 20             898
  Kraft Foods Inc.                                                                                       22             698
  Sysco Corp.                                                                                            57           1,705
                                                                                                                      4,527
GAS - 0.4%
  UGI Corp.                                                                                              35           1,304


HEALTHCARE - 6.0%
  Aetna Inc.                                                                                             24           2,434
  Baxter International Inc.                                                                             144           4,618
  Guidant Corp.                                                                                          85           5,643
  Johnson & Johnson                                                                                      46           2,594
  St. Jude Medical Inc. (b)                                                                              20           1,490
  Zimmer Holdings Inc. (b)                                                                               14           1,083
                                                                                                                     17,862
HOME FURNISHINGS - 0.7%
  Tempur-Pedic International Inc. (b)                                                                   144           2,153


HOUSEHOLD PRODUCTS - 1.2%
  Newell Rubbermaid Inc. (l)                                                                            183           3,659


INSURANCE - 0.9%
  Marsh & McLennan Cos. Inc.                                                                             34           1,556
  MetLife Inc.                                                                                           22             850
  St. Paul Cos. Inc.                                                                                     10             314
                                                                                                                      2,720
INTERNET - 3.2%
  CheckFree Corp. (b)                                                                                    57           1,568
  eBay Inc. (b)                                                                                          42           3,889
  IAC/InterActiveCorp (b) (l)                                                                            92           2,017
  Yahoo! Inc. (b)                                                                                        64           2,174
                                                                                                                      9,648
LODGING - 0.7%
  Harrah's Entertainment Inc.                                                                            39           2,079


MACHINERY - 0.3%
  Deere & Co.                                                                                            12             775


MANUFACTURING - 5.3%
  3M Co.                                                                                                 20           1,599
  Cooper Industries Ltd. - Class A                                                                       22           1,298
  General Electric Capital Corp.                                                                        196           6,567
  Harsco Corp.                                                                                           30           1,347
  Tyco International Ltd.                                                                               164           5,041
                                                                                                                     15,852
MEDIA - 5.6%
  Comcast Corp. - Special Class A (b)                                                                    48           1,345
  EchoStar Communications Corp. (b)                                                                      45           1,408
  Gannett Co. Inc.                                                                                       23           1,956
  McGraw-Hill Cos. Inc.                                                                                  15           1,195
  Time Warner Inc. (b)                                                                                  364           5,873
  Tribune Co.                                                                                            23             946
  Viacom Inc. - Class B                                                                                  50           1,678
  Walt Disney Co.                                                                                       102           2,301
                                                                                                                     16,702
OIL & GAS PRODUCERS - 2.8%
  BP Plc - ADR                                                                                           34           1,939
  Exxon Mobil Corp.                                                                                     134           6,471
                                                                                                                      8,410
OIL & GAS SERVICES - 0.5%
  Halliburton Co.                                                                                        46           1,556


PHARMACEUTICALS - 8.1%
  Abbott Laboratories                                                                                    49           2,086
  Allergan Inc. (l)                                                                                      20           1,422
  Bristol-Myers Squibb Co.                                                                               45           1,065
  Caremark Rx Inc. (b)                                                                                   63           2,033
  Pfizer Inc.                                                                                           333          10,197
  Wyeth                                                                                                 203           7,575
                                                                                                                     24,378
PIPELINES - 0.5%
  Kinder Morgan Inc.                                                                                     26           1,633


REAL ESTATE - 1.6%
  Boston Properties Inc.                                                                                 11             609
  Crescent Real Estate Equities Co.                                                                      31             488
  Equity Office Properties Trust                                                                         35             954
  General Growth Properties Inc.                                                                         29             899
  Health Care Property Investors Inc.                                                                    48           1,248
  Vornado Realty Trust                                                                                    9             564
                                                                                                                      4,762
RETAIL - 6.9%
  CVS Corp.                                                                                             117           4,921
  Family Dollar Stores Inc.                                                                              24             648
  Home Depot Inc.                                                                                       149           5,843
  McDonald's Corp.                                                                                      160           4,488
  Wal-Mart Stores Inc.                                                                                   73           3,881
  Wendy's International Inc.                                                                             28             930
                                                                                                                     20,711
SEMICONDUCTORS - 7.4%
  Altera Corp. (b)                                                                                       89           1,738
  Applied Materials Inc. (b)                                                                            163           2,690
  Broadcom Corp. (b)                                                                                     72           1,959
  Entegris Inc. (b)                                                                                     178           1,485
  Fairchild Semiconductor International Inc. - Class A (b)                                              174           2,459
  Intel Corp.                                                                                           325           6,525
  Maxim Integrated Products Inc.                                                                         54           2,271
  Taiwan Semiconductor Manufacturing Co. Ltd. - ADR                                                       -               -
  Texas Instruments Inc.                                                                                111           2,351
  Ultra Clean Holdings (b)                                                                              177             756
                                                                                                                     22,234
SOFTWARE - 4.5%
  First Data Corp.                                                                                       32           1,390
  Microsoft Corp.                                                                                       215           5,957
  Siebel Systems Inc. (b)                                                                               157           1,183
  Veritas Software Corp. (b)                                                                            282           5,011
                                                                                                                     13,541
TELECOMMUNICATIONS - 0.3%
  Verizon Communications Inc.                                                                            20             788


TELECOMMUNICATIONS EQUIPMENT - 2.0%
  Cisco Systems Inc. (b)                                                                                160           2,899
  JDS Uniphase Corp. (b)                                                                                492           1,657
  Nortel Networks Corp. (b)                                                                             439           1,493
                                                                                                                      6,049
TOBACCO - 1.2%
  Altria Group Inc.                                                                                      78           3,669


TRANSPORTATION - 1.4%
  FedEx Corp.                                                                                            48           4,147


WIRELESS TELECOMMUNICATIONS - 2.0%
  Nokia Oyj - ADR                                                                                       339           4,656
  Qualcomm Inc.                                                                                          37           1,448
                                                                                                                      6,104
  Total Common Stocks (cost $270,128)                                                                               269,757
PREFERRED STOCKS - 0.2%
INSURANCE - 0.2%
  Travelers Property Casualty Corp., 4.50% (b)                                                           31             696

  Total Preferred Stocks (cost $768)                                                                                    696
CORPORATE BONDS - 0.8%
HEALTHCARE - 0.2%
  Community Health Systems Inc., 4.25%, 10/15/08 (j)                                                   $575             593


INSURANCE - 0.2%
  Loews Corp., 3.125%, 09/15/07 (j)                                                                     750             734


MEDIA - 0.4%
  Liberty Media Corp., 3.25%, 03/15/31 (j) (l)                                                        1,330           1,205

  Total Corporate Bonds (cost $2,489)                                                                                 2,532
SHORT TERM INVESTMENTS - 7.8%
MONEY MARKET FUNDS - 7.8%
  Dreyfus Cash Management Plus, 1.50% (a)                                                            15,046          15,046
  Dreyfus Government Cash Management, 1.43% (a)                                                       8,443           8,443

  Total Short Term Investments (cost $23,489)                                                                        23,489
TOTAL INVESTMENTS - 98.6% (COST $296,874)                                                                           296,474
-----------------------------------------

OTHER ASSETS AND LIABILITIES, NET - 1.4%                                                                              4,050
----------------------------------------

TOTAL NET ASSETS - 100%                                                                                            $300,524
-----------------------

JNL/EAGLE SMALLCAP EQUITY FUND
COMMON STOCKS - 96.0%
AGRICULTURE - 2.2%
  Delta & Pine Land Co.                                                                                 108          $2,880


APPAREL - 1.8%
  Columbia Sportswear Co. (b)                                                                            44           2,403


BANKS - 3.3%
  Bank Mutual Corp.                                                                                      57             680
  First Bancorp.                                                                                         50           2,397
  TrustCo Bancorp.                                                                                      100           1,285
                                                                                                                      4,362
BIOTECHNOLOGY - 0.8%
  Decode Genetics Inc. (b)                                                                              145           1,090


COMMERCIAL SERVICES - 1.6%
  Corrections Corp. of America (b)                                                                       60           2,111


COMPUTERS - 4.0%
  Factset Research Systems Inc.                                                                          70           3,379
  RadiSys Corp. (b)                                                                                     137           1,914
                                                                                                                      5,293
DISTRIBUTION & WHOLESALE - 1.5%
  SCP Pool Corp.                                                                                         73           1,963


ELECTRICAL COMPONENTS & EQUIPMENT - 2.2%
  General Cable Corp. (b) (l)                                                                           270           2,876


ELECTRONICS - 2.1%
  Gentex Corp.                                                                                           50           1,753
  OYO Geospace Corp. (b)                                                                                 67           1,094
                                                                                                                      2,847
ENTERTAINMENT - 8.5%
  Alliance Gaming Corp. (b)                                                                             215           3,242
  Lions Gate Entertainment Corp. (b)                                                                    530           4,612
  Nevada Gold & Casinos Inc. (b)                                                                         47             571
  Shuffle Master Inc. (b) (l)                                                                            77           2,884
                                                                                                                     11,309
ENVIRONMENTAL CONTROL - 5.4%
  Duratek Inc. (b)                                                                                       64           1,144
  Imco Recycling Inc. (b)                                                                               182           2,079
  Waste Connections Inc. (b) (l)                                                                        127           4,026
                                                                                                                      7,249
HEALTHCARE - 16.1%
  American Healthways Inc. (b)                                                                          125           3,634
  American Medical Systems Holdings Inc. (b)                                                             88           3,174
  Cooper Cos. Inc. (l)                                                                                   38           2,593
  Edwards Lifesciences Corp. (b) (l)                                                                     51           1,707
  Horizon Health Corp. (b)                                                                              128           2,701
  Idexx Laboratories Inc. (b)                                                                            33           1,649
  Inamed Corp. (b)                                                                                       63           2,992
  Respironics Inc. (b)                                                                                   58           3,089
                                                                                                                     21,539
HOME FURNISHINGS - 5.5%
  Tempur-Pedic International Inc. (b)                                                                   147           2,204
  Universal Electronics Inc. (b)                                                                        310           5,197
                                                                                                                      7,401
INSURANCE - 3.1%
  Direct General Corp.                                                                                   81           2,335
  Philadelphia Consolidated Holding Co. (b)                                                              33           1,835
                                                                                                                      4,170
INTERNET - 3.0%
  eCollege.com Inc. (b)                                                                                  61             589
  eDiets.com Inc. (b) (l)                                                                                68             236
  Internet Capital Group Inc. (b)                                                                        47             305
  Lionbridge Technologies Inc. (b)                                                                       78             666
  Radware Ltd. (b)                                                                                       98           2,158
                                                                                                                      3,954
MANUFACTURING - 1.0%
  Actuant Corp. - Class A (b)                                                                            33           1,348


OIL & GAS PRODUCERS - 6.5%
  Patterson-UTI Energy Inc.                                                                             241           4,600
  Unit Corp. (b)                                                                                        118           4,124
                                                                                                                      8,724
OIL & GAS SERVICES - 4.1%
  Maverick Tube Corp. (b)                                                                               105           3,241
  Tetra Technologies Inc. (b)                                                                            73           2,264
                                                                                                                      5,505
PHARMACEUTICALS - 4.7%
  Dendreon Corp. (b)                                                                                     57             476
  Medicis Pharmaceutical Corp. - Class A (l)                                                             79           3,092
  VCA Antech Inc. (b)                                                                                   132           2,718
                                                                                                                      6,286
RETAIL - 3.3%
  Cash America International Inc.                                                                        53           1,298
  Genesco Inc. (b)                                                                                      132           3,116
                                                                                                                      4,414
SEMICONDUCTORS - 2.4%
  ASE Test Ltd. (b)                                                                                     208           1,094
  Integrated Device Technology Inc. (b)                                                                 221           2,104
                                                                                                                      3,198
SOFTWARE - 9.7%
  Ansys Inc. (b)                                                                                         29           1,425
  Avid Technology Inc. (b) (l)                                                                           43           2,013
  Datastream Systems Inc. (b)                                                                           508           3,288
  Eclipsys Corp. (b)                                                                                    164           2,562
  Global Payments Inc.                                                                                   43           2,287
  Netsmart Technologies Inc. (b) (l)                                                                    167           1,338
                                                                                                                     12,913
TRANSPORTATION - 1.2%
  OMI Corp.                                                                                             101           1,615


WIRELESS TELECOMMUNICATIONS - 2.0%
  EMS Technologies Inc. (b)                                                                             156           2,689

  Total Common Stocks (cost $105,055)                                                                               128,139
SHORT TERM INVESTMENTS - 6.7%
MONEY MARKET FUNDS - 6.7%
  Dreyfus Cash Management Plus, 1.50% (a)                                                             6,653           6,653
  Dreyfus Government Cash Management, 1.43%  (a)                                                      2,241           2,241

Total Short Term Investments (cost $8,894)                                                                            8,894
TOTAL INVESTMENTS - 102.7% (COST $113,949)                                                                          137,033
------------------------------------------

OTHER ASSETS AND LIABILITIES, NET -  (2.7%)                                                                         (3,636)
-------------------------------------------

TOTAL NET ASSETS - 100%                                                                                            $133,397
-----------------------

JNL/FMR BALANCED FUND
COMMON STOCKS - 65.0%
ADVERTISING - 0.4%
  Lamar Advertising Co. (b)                                                                               8            $333


AEROSPACE & DEFENSE - 1.3%
  Boeing Co.                                                                                              2             124
  Empresa Brasiliera de Aeronautica SA - ADR                                                              2              61
  European Aeronautic Defense and Space Co.                                                               5             138
  Goodrich Corp.                                                                                          6             201
  Lockheed Martin Corp.                                                                                   3             139
  Northrop Grumman Corp.                                                                                  3             149
  Rockwell Collins Inc.                                                                                   2              78
  Titan Corp. (b)                                                                                         4              59
  United Defense Industries Inc. (b)                                                                      -               4
  United Technologies Corp.                                                                               4             327
                                                                                                                      1,280
AGRICULTURE - 0.2%
  Bunge Ltd.                                                                                              4             176


AIRLINES - 0.5%
  Airtran Holdings Inc. (b)                                                                              16             164
  Delta Air Lines Inc. (b) (l)                                                                           17              56
  Frontier Airlines Inc. (b)                                                                             30             233
  Northwest Airlines Corp. (b)                                                                            6              45
                                                                                                                        498
ALTERNATIVE ENERGY - 0.0%
  KFX Inc. (b)                                                                                            2              12


APPAREL - 0.0%
  Perry Ellis International Inc. (b)                                                                      1              16
  Warnaco Group Inc. (b)                                                                                  1              18
                                                                                                                         34
AUTO MANUFACTURERS - 0.2%
  Navistar International Corp. (b)                                                                        3             112
  Wabash National Corp. (b)                                                                               2              60
                                                                                                                        172
AUTO PARTS & EQUIPMENT - 0.1%
  TRW Automotive Inc (b)                                                                                  6             115


BANKS - 3.3%
  Bank Mutual Corp.                                                                                       4              50
  Bank of America Corp.                                                                                  32           1,393
  Bank of New York Co. Inc.                                                                               1              20
  Comerica Inc.                                                                                           2             113
  M&T Bank Corp.                                                                                          1              67
  North Fork Bancorp. Inc. (l)                                                                            3             151
  Silicon Valley Bancshares (b)                                                                           3              93
  SouthTrust Corp.                                                                                        3             117
  State Street Corp.                                                                                      2              73
  Texas Capital Bancshares Inc. (b)                                                                       -               5
  UCBH Holdings Inc.                                                                                      2              94
  UnionBanCal Corp.                                                                                       1              65
  W Holding Co. Inc.                                                                                      8             150
  Wachovia Corp.                                                                                          9             437
  Wells Fargo & Co.                                                                                       2             113
  Wilshire Bancorp Inc. (b)                                                                               2              65
  Wintrust Financial Corp.                                                                                2             115
                                                                                                                      3,121
BEVERAGES - 0.2%
  Coca-Cola Co.                                                                                           6             224


BIOTECHNOLOGY - 0.4%
  Biogen Idec Inc. (b)                                                                                    1              80
  Enzon Pharmaceuticals Inc. (b)                                                                          2              37
  Genentech Inc. (b)                                                                                      2              94
  Millennium Pharmaceuticals Inc. (b)                                                                     9             118
  Oscient Pharmaceuticals Corp. (b)                                                                       6              22
                                                                                                                        351
BUILDING MATERIALS - 0.4%
  American Standard Cos. Inc. (b)                                                                         1              49
  Eagle Materials Inc.                                                                                    1             100
  Masco Corp.                                                                                             4             121
  Texas Industries Inc.                                                                                   2              93
  Trex Co. Inc. (b)                                                                                       1              58
                                                                                                                        421
CHEMICALS - 1.8%
  Albemarle Corp.                                                                                         2              71
  Dow Chemical Co.                                                                                        8             348
  Georgia Gulf Corp. (l)                                                                                  3             120
  Great Lakes Chemical Corp. (l)                                                                          3              72
  Lyondell Chemical Co. (l)                                                                               5             110
  Millennium Chemicals Inc. (b) (l)                                                                      15             320
  Nova Chemicals Corp.                                                                                    7             277
  Olin Corp. (l)                                                                                         14             284
  Praxair Inc.                                                                                            2              94
                                                                                                                      1,696
COMMERCIAL SERVICES - 0.9%
  BearingPoint Inc. (b)                                                                                   6              57
  Career Education Corp. (b)                                                                              4             111
  Cendant Corp.                                                                                           9             190
  Central Parking Corp.                                                                                   3              36
  McKesson Corp.                                                                                          3              74
  Pharmaceutical Product Development Inc. (b)                                                             2              83
  Robert Half International Inc. (l)                                                                      4             101
  United Rentals Inc. (b)                                                                                 7             118
  Valassis Communications Inc. (b)                                                                        1              38
  Weight Watchers International Inc. (b)                                                                  1              54
                                                                                                                        862
COMPUTERS - 1.0%
  Agilysys Inc.                                                                                           -               1
  BISYS Group Inc. (b) (l)                                                                                7             101
  Cadence Design Systems Inc. (b) (l)                                                                     9             113
  Ceridian Corp. (b)                                                                                      9             160
  Diebold Inc.                                                                                            1              65
  Hutchinson Technology Inc. (b)                                                                          4             104
  Lexmark International Inc. (b)                                                                          -              37
  Maxtor Corp. (b)                                                                                       20             105
  Seagate Technology (b)                                                                                 13             169
  SI International Inc. (b)                                                                               1              22
  Western Digital Corp. (b)                                                                              13             112
                                                                                                                        989
COSMETICS & PERSONAL CARE - 0.7%
  Avon Products Inc.                                                                                      2              79
  Colgate-Palmolive Co.                                                                                   3             149
  Estee Lauder Cos. Inc.                                                                                  1              59
  Procter & Gamble Co.                                                                                    6             348
                                                                                                                        635
DISTRIBUTION & WHOLESALE - 0.4%
  Beacon Roofing Supply Inc. (b)                                                                          1              16
  Bell Microproducts Inc. (b)                                                                             9              73
  Ingram Micro Inc. - Class A (b)                                                                        16             264
  Tech Data Corp. (b)                                                                                     1              54
                                                                                                                        407
DIVERSIFIED FINANCIAL SERVICES - 5.9%
  American Express Co.                                                                                    3             172
  Bear Stearns Cos. Inc. (l)                                                                              1             106
  Capital One Financial Corp. (l)                                                                         1             103
  CIT Group Inc.                                                                                          2              79
  Citigroup Inc.                                                                                         39           1,716
  Countrywide Financial Corp.                                                                             4             168
  E*TRADE Group Inc. (b)                                                                                  7              77
  Fannie Mae                                                                                              1              63
  Freddie Mac                                                                                             9             577
  Goldman Sachs Group Inc.                                                                                2             201
  JPMorgan Chase & Co.                                                                                   28           1,107
  Lehman Brothers Holdings Inc.                                                                           3             255
  MBNA Corp.                                                                                              5             129
  Merrill Lynch & Co. Inc.                                                                                7             343
  Morgan Stanley                                                                                         11             523
                                                                                                                      5,619
ELECTRIC - 1.5%
  AES Corp. (b)                                                                                          40             404
  Dominion Resources Inc.                                                                                 2             124
  Entergy Corp.                                                                                           2              91
  Exelon Corp.                                                                                            5             198
  FirstEnergy Corp.                                                                                       1              58
  PG&E Corp. (b)                                                                                          5             140
  PPL Corp.                                                                                               2              75
  TXU Corp.                                                                                               7             326
                                                                                                                      1,416
ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
  LG Electronics Inc.                                                                                     1              57
  Molex Inc.                                                                                              2              69
  Samsung Electronics Co. Ltd.                                                                            1             215
                                                                                                                        341
ELECTRONICS - 2.6%
  Amphenol Corp. (b)                                                                                      8             281
  Avnet Inc. (b)                                                                                          4              72
  Celestica Inc. (b)                                                                                     24             301
  Celestica Inc. (b)                                                                                      -               4
  Cymer Inc. (b)                                                                                          4             126
  DDi Corp. (b)                                                                                           3              16
  Fisher Scientific International (b)                                                                     3             159
  Flextronics International Ltd. (b)                                                                     26             342
  Gentex Corp.                                                                                            2              53
  Hon Hai Precision Industry Co. Ltd. - GDR                                                              14             102
  Jabil Circuit Inc. (b)                                                                                  1              30
  Mettler-Toledo International Inc. (b)                                                                   4             165
  Sanmina-SCI Corp. (b)                                                                                  19             137
  Solectron Corp. (b)                                                                                    27             134
  Symbol Technologies Inc.                                                                               19             243
  Thermo Electron Corp. (b)                                                                               4             113
  Vishay Intertechnology Inc. (b)                                                                         3              32
  Waters Corp. (b)                                                                                        5             221
                                                                                                                      2,531
ENGINEERING & CONSTRUCTION - 0.8%
  Dycom Industries Inc. (b)                                                                               6             159
  Fluor Corp. (l)                                                                                         8             352
  Granite Construction Inc.                                                                               7             165
  URS Corp. (b)                                                                                           4              93
                                                                                                                        769
FOOD - 0.8%
  Albertson's Inc.                                                                                        4              91
  Corn Products International Inc.                                                                        1              51
  Dean Foods Co. (b)                                                                                      6             189
  Del Monte Foods Co. (b)                                                                                 8              85
  JM Smucker Co.                                                                                          3             144
  McCormick & Co. Inc.                                                                                    1              48
  Safeway Inc. (b) (l)                                                                                    5              95
  Smithfield Foods Inc. (b)                                                                               4             110
                                                                                                                        813
FOREST PRODUCTS & PAPER - 0.4%
  Boise Cascade Corp.                                                                                     3             100
  Bowater Inc.                                                                                            2              65
  Buckeye Technologies Inc. (b)                                                                           3              36
  Tembec Inc. (b)                                                                                         9              57
  Votorantim Celulose e Papel SA                                                                          2              83
                                                                                                                        341
HAND & MACHINE TOOLS - 0.2%
  Techtronic Industries Co. Ltd.                                                                         98             193


HEALTHCARE - 4.0%
  AMERIGROUP Corp. (b)                                                                                    1              34
  Bausch & Lomb Inc.                                                                                      2             133
  Baxter International Inc.                                                                              10             318
  Becton Dickinson & Co.                                                                                  1              72
  Boston Scientific Corp. (b)                                                                             2              75
  Coventry Health Care Inc. (b)                                                                           3             139
  Cytyc Corp. (b)                                                                                         3              77
  Dade Behring Holdings Inc. (b)                                                                          6             340
  DaVita Inc. (b)                                                                                         1              28
  Dentsply International Inc.                                                                             1              62
  Edwards Lifesciences Corp. (b)                                                                          4             134
  Epix Medical Inc. (b)                                                                                   2              31
  Fresenius Medical Care AG                                                                               3              66
  Guidant Corp.                                                                                           1              79
  Hanger Orthopedic Group Inc. (b)                                                                        7              35
  Health Net Inc. (b)                                                                                     3              79
  Henry Schein Inc. (b)                                                                                   1              57
  Humana Inc. (b)                                                                                         4              72
  Immucor Inc. (b)                                                                                        6             160
  Johnson & Johnson                                                                                       2             118
  Lincare Holdings Inc. (b)                                                                               4             104
  Medtronic Inc.                                                                                          4             192
  Molina Healthcare Inc. (b)                                                                              3              89
  Pacificare Health Systems Inc. (b)                                                                      7             242
  Pediatrix Medical Group Inc. (b)                                                                        1              55
  ResMed Inc. (b) (l)                                                                                     2              90
  Smith & Nephew Plc                                                                                      8              78
  St. Jude Medical Inc. (b)                                                                               3             218
  Synthes Inc.                                                                                            1             147
  UnitedHealth Group Inc.                                                                                 7             486
                                                                                                                      3,810
HOME BUILDERS - 0.8%
  Champion Enterprises Inc. (b)                                                                           9              94
  DR Horton Inc.                                                                                          4             126
  KB Home                                                                                                 2             144
  Ryland Group Inc.                                                                                       2             158
  Standard-Pacific Corp.                                                                                  2              90
  Toll Brothers Inc. (b)                                                                                  4             190
                                                                                                                        802
HOUSEHOLD PRODUCTS - 0.0%
  Clorox Co.                                                                                              1              43


INSURANCE - 2.9%
  ACE Ltd.                                                                                                5             180
  AFLAC Inc.                                                                                              5             200
  AMBAC Financial Group Inc.                                                                              2             120
  American International Group Inc.                                                                      13             897
  Arch Capital Group Ltd. (b)                                                                             3             109
  Assurant Inc.                                                                                           2              47
  Axis Capital Holdings Ltd.                                                                              1              36
  Conseco Inc. (b)                                                                                        8             140
  Endurance Specialty Holdings Ltd.                                                                       3             106
  Fidelity National Financial Inc.                                                                        1              50
  Hartford Financial Services Group Inc.                                                                  3             198
  MBIA Inc.                                                                                               3             163
  MetLife Inc.                                                                                            1              50
  MGIC Investment Corp.                                                                                   1              60
  PartnerRe Ltd.                                                                                          1              38
  St. Paul Cos. Inc.                                                                                      5             179
  Torchmark Corp.                                                                                         1              58
  W.R. Berkley Corp.                                                                                      1              34
  Willis Group Holdings Ltd.                                                                              2              75
                                                                                                                      2,740
INTERNET - 0.4%
  Amazon.Com Inc. (b) (l)                                                                                 2              74
  Covad Communications Group Inc. (b) (l)                                                               119             200
  NetBank Inc.                                                                                            7              71
  Redback Networks Inc. (b)                                                                               1               5
  WebMD Corp. (b) (l)                                                                                     9              62
                                                                                                                        412
IRON & STEEL - 0.3%
  IPSCO Inc.                                                                                              3              78
  Nucor Corp.                                                                                             2             174
                                                                                                                        252
LEISURE TIME - 0.4%
  Brunswick Corp.                                                                                         1              41
  Carnival Corp.                                                                                          1              61
  Harley-Davidson Inc.                                                                                    1              48
  Multimedia Games Inc. (b) (l)                                                                           4              56
  Royal Caribbean Cruises Ltd.                                                                            3             148
                                                                                                                        354
LODGING - 0.2%
  Kerzner International Ltd. (b)                                                                          3             136
  Wyndham International Inc. (b)                                                                         37              31
                                                                                                                        167
MACHINERY - 0.6%
  AGCO Corp. (b)                                                                                         11             238
  Astec Industries Inc. (b)                                                                               5              99
  Briggs & Stratton Corp.                                                                                 1              65
  Cummins Inc.                                                                                            1              67
  Terex Corp. (b)                                                                                         2             100
  Weir Group Plc                                                                                         10              52
                                                                                                                        621
MANUFACTURING - 1.8%
  General Electric Capital Corp.                                                                         28             945
  Honeywell International Inc.                                                                            8             295
  Siemens Ag ADR                                                                                          1              66
  SPX Corp.                                                                                               2              74
  Tyco International Ltd.                                                                                13             396
                                                                                                                      1,776
MEDIA - 2.6%
  Antena 3 Television SA (b)                                                                              1              84
  Citadel Broadcasting Corp. (b)                                                                          4              47
  Clear Channel Communications Inc.                                                                      14             449
  Emmis Communications Corp. (b)                                                                          5              88
  Fox Entertainment Group Inc. (b)                                                                        4             108
  Liberty Media Corp. (b)                                                                                18             160
  Liberty Media International Inc. - Class A (b)                                                          2              81
  NRJ Group                                                                                               3              56
  Radio One Inc. - Class D (b)                                                                            4              58
  Salem Communications Corp. - Class A (b)                                                                2              54
  SBS Broadcasting SA (b)                                                                                 1              47
  The Directv Group Inc. (b)                                                                              7             121
  Time Warner Inc. (b)                                                                                   21             333
  UnitedGlobalCom Inc. (b)                                                                               10              78
  Univision Communications Inc. (b) (l)                                                                   -               3
  Viacom Inc. - Class B                                                                                  12             403
  Walt Disney Co.                                                                                        13             282
                                                                                                                      2,452
METAL FABRICATION & HARDWARE - 0.4%
  Precision Castparts Corp.                                                                               3             150
  Timken Co.                                                                                              8             204
                                                                                                                        354
MINING - 2.3%
  Aber Diamond Corp. (b)                                                                                  -              14
  Agnico-Eagle Mines Ltd.                                                                                16             228
  Alcan Inc.                                                                                              7             311
  Alcoa Inc.                                                                                              7             222
  Falconbridge Ltd.                                                                                       8             220
  Freeport-McMoRan Copper & Gold Inc.                                                                    11             429
  Inmet Mining Corp. (b)                                                                                  2              29
  Lionore Mining International Ltd. (b)                                                                  10              52
  Meridian Gold Inc. (b)                                                                                 14             232
  Meridian Gold Inc. (b)                                                                                  3              48
  Phelps Dodge Corp.                                                                                      3             294
  Rio Tinto Plc                                                                                           1              76
  Stillwater Mining Co. (b)                                                                               2              28
  Wheaton River Minerals Ltd. (b)                                                                        19              59
                                                                                                                      2,242
OFFICE & BUSINESS EQUIPMENT - 0.3%
  Xerox Corp. (b) (l)                                                                                    18             259


OFFICE FURNISHINGS - 0.3%
  Herman Miller Inc.                                                                                      3              64
  HNI Corp.                                                                                               2              79
  Interface Inc. (b)                                                                                     16             132
  Steelcase Inc.                                                                                          1              11
                                                                                                                        286
OIL & GAS PRODUCERS - 2.8%
  Amerada Hess Corp.                                                                                      1              80
  Chesapeake Energy Corp.                                                                                10             163
  EnCana Corp.                                                                                            3             157
  Encore Acquisition Co. (b)                                                                              4             124
  Grey Wolf Inc. (b)                                                                                     30             146
  Holly Corp.                                                                                             5             126
  Marathon Oil Corp.                                                                                      4             144
  McMoRan Exploration Co. (b)                                                                             2              27
  Nabors Industries Ltd. (b)                                                                              2              99
  Plains Exploration & Production Co. (b)                                                                 3              60
  Premcor Inc. (b)                                                                                        4             150
  Pride International Inc. (b)                                                                           41             805
  Quicksilver Resources Inc. (b)                                                                          5             154
  Range Resources Corp.                                                                                   6             101
  Rowan Cos. Inc. (b)                                                                                     1              24
  Valero Energy Corp.                                                                                     4             329
                                                                                                                      2,689
OIL & GAS SERVICES - 3.3%
  BJ Services Co.                                                                                         7             383
  Grant Prideco Inc. (b)                                                                                 25             518
  Halliburton Co.                                                                                        11             354
  National-Oilwell Inc. (b)                                                                              22             736
  Oil States International Inc. (b)                                                                       2              34
  Smith International Inc. (b)                                                                            8             510
  Varco International Inc. (b)                                                                            9             233
  Weatherford International Ltd. (b)                                                                      6             296
  Willbros Group Inc. (b)                                                                                 6              86
                                                                                                                      3,150
PACKAGING & CONTAINERS - 0.5%
  Owens-Illinois Inc. (b)                                                                                14             218
  Packaging Corp. of America                                                                              1              34
  Pactiv Corp. (b)                                                                                        4              81
  Smurfit-Stone Container Corp. (b)                                                                      10             184
                                                                                                                        517
PHARMACEUTICALS - 3.3%
  Accredo Health Inc. (b)                                                                                 1              31
  Alkermes Inc. (b)                                                                                       7              76
  Angiotech Pharmaceuticals Inc. (b)                                                                      1              22
  Angiotech Pharmaceuticals Inc. (b)                                                                      3              50
  AstraZeneca Plc - ADR                                                                                   2              62
  Atherogenics Inc. (b)                                                                                   4             145
  Barr Laboratories Inc. (b)                                                                              3             130
  Caremark Rx Inc. (b)                                                                                    3             107
  Cipla Ltd.                                                                                             14              87
  Connetics Corp. (b)                                                                                     3              78
  CSL Ltd.                                                                                               10             195
  Dendreon Corp. (b)                                                                                      6              50
  Endo Pharmaceuticals Holdings Inc. (b)                                                                  4              72
  Guilford Pharmaceuticals Inc. (b)                                                                      16              78
  IVAX Corp. (b)                                                                                          3              59
  Medarex Inc. (b) (l)                                                                                    8              56
  Onyx Pharmaceuticals Inc. (b)                                                                           2              69
  OSI Pharmaceuticals Inc. (b)                                                                            2              98
  Pfizer Inc.                                                                                            20             610
  Pharmion Corp. (b)                                                                                      3             176
  Priority Healthcare Corp. (b) (l)                                                                       6             115
  Schering-Plough Corp.                                                                                  16             301
  Sepracor Inc. (b)                                                                                       2             112
  Tanox Inc. (b)                                                                                          4              67
  Wyeth                                                                                                   8             284
                                                                                                                      3,130
REAL ESTATE - 0.5%
  Acadia Realty Trust                                                                                     1              13
  Alexandria Real Estate Equities Inc.                                                                    -              26
  Apartment Investment & Management Co.                                                                   4             150
  CBL & Associates Properties Inc.                                                                        1              37
  Centerpoint Properties Corp.                                                                            2              87
  General Growth Properties Inc.                                                                          2              62
  Manufactured Home Communities Inc.                                                                      1              43
  Reckson Associates Realty Corp.                                                                         2              49
  Vornado Realty Trust                                                                                    1              50
                                                                                                                        517
RETAIL - 2.0%
  Advance Auto Parts (b)                                                                                  4             127
  Brinker International Inc. (b)                                                                          2              72
  Chico's FAS Inc. (b) (l)                                                                                2              58
  Christopher & Banks Corp.                                                                               4              66
  CVS Corp.                                                                                               3             126
  Darden Restaurants Inc.                                                                                 -               5
  Dollar Tree Stores Inc. (b)                                                                             1              30
  Foot Locker Inc.                                                                                        6             145
  Fred's Inc.                                                                                             3              54
  Home Depot Inc.                                                                                         4             172
  J.C. Penney Co. Inc.                                                                                    2              81
  McDonald's Corp.                                                                                       11             294
  Outback Steakhouse Inc. (l)                                                                             3             104
  PEP Boys-Manny Moe & Jack                                                                               1              15
  Ross Stores Inc.                                                                                        4              98
  Saks Inc. (b)                                                                                           5              59
  ShopKo Stores Inc. (b)                                                                                  3              59
  Too Inc. (b)                                                                                            -               7
  Toys "R" Us Inc. (b)                                                                                    9             153
  Wal-Mart Stores Inc.                                                                                    2             106
  Wendy's International Inc.                                                                              2              77
                                                                                                                      1,908
SAVINGS & LOANS - 0.9%
  Fidelity Bankshares Inc.                                                                                2              60
  First Niagara Financial Group Inc.                                                                      2              23
  Golden West Financial Corp.                                                                             1             133
  Greenpoint Financial Corp.                                                                              2             107
  KNBT Bancorp. Inc.                                                                                      2              40
  New York Community Bancorp. Inc.                                                                       10             210
  NewAlliance Bancshares Inc.                                                                             5              75
  Sovereign Bancorp. Inc.                                                                                12             257
                                                                                                                        905
SEMICONDUCTORS - 3.0%
  Agere Systems Inc. (b)                                                                                174             182
  Agere Systems Inc. - Class B (b)                                                                      151             154
  Amkor Technology Inc. (b)                                                                               4              14
  Analog Devices Inc.                                                                                     1              31
  Asat Holdings Ltd.  (b)                                                                                12              13
  ASML Holding NV - NYS (b)                                                                              11             144
  ATMI Inc. (b)                                                                                          16             317
  Axcelis Technologies Inc. (b)                                                                          13             106
  Conexant Systems Inc. (b)                                                                              16              26
  Credence Systems Corp. (b) (l)                                                                         14             100
  Cypress Semiconductor Corp. (b)                                                                         4              36
  DSP Group Inc. (b)                                                                                      2              36
  Emulex Corp. (b)                                                                                        5              61
  Fairchild Semiconductor International Inc. - Class A (b)                                               19             273
  Formfactor Inc. (b)                                                                                     3              60
  Freescale Semiconductor Inc. (b)                                                                       10             137
  Integrated Circuit Systems Inc. (b)                                                                     6             133
  Integrated Device Technology Inc. (b)                                                                   2              20
  Intel Corp.                                                                                             8             150
  Intersil Corp.                                                                                         16             249
  LSI Logic Corp. (b)                                                                                     8              34
  LTX Corp. (b)                                                                                          29             155
  National Semiconductor Corp. (b)                                                                       15             234
  ON Semiconductor Corp. (b)                                                                              4              13
  PMC - Sierra Inc. (b)                                                                                   7              63
  QLogic Corp. (b)                                                                                        3              80
  Teradyne Inc. (b)                                                                                       3              44
  Vitesse Semiconductor Corp. (b)                                                                         6              17
                                                                                                                      2,882
SOFTWARE - 0.8%
  BEA Systems Inc. (b)                                                                                   15             104
  FILENET Corp. (b)                                                                                       3              49
  First Data Corp.                                                                                        4             161
  Mantech International Corp. - Class A (b)                                                               4              77
  Microsoft Corp.                                                                                         8             216
  Red Hat Inc. (b)                                                                                        1              10
  Siebel Systems Inc. (b)                                                                                 8              63
  Vastera Inc. (b)                                                                                       13              23
  Veritas Software Corp. (b)                                                                              3              53
                                                                                                                        756
TELECOMMUNICATIONS - 2.5%
  BellSouth Corp.                                                                                         8             225
  Citizens Communications Co.                                                                             4              48
  Indonesian Satellite Corp. - ADR                                                                        1              34
  KDDI Corp.                                                                                              -              92
  MASTEC Inc. (b)                                                                                        11              57
  NTL Inc. (b)                                                                                            7             416
  Philippine Long Distance Telephone Co. ADR (b)                                                          3              65
  PT Telekomunikasi Indonesia ADR                                                                         2              35
  SBC Communications Inc.                                                                                27             703
  Telewest Global Inc. (b)                                                                                4              46
  Verizon Communications Inc.                                                                            18             709
                                                                                                                      2,430
TELECOMMUNICATIONS EQUIPMENT - 1.1%
  ADC Telecommunications Inc. (b)                                                                        10              18
  Adtran Inc.                                                                                             1              25
  Alcatel SA - ADR (b) (l)                                                                               11             124
  Andrew Corp. (b)                                                                                        2              18
  Avaya Inc. (b)                                                                                          5              67
  Cisco Systems Inc. (b)                                                                                  6             101
  Comverse Technology Inc. (b)                                                                            7             134
  Corning Inc. (b)                                                                                        3              28
  Enterasys Networks Inc. (b)                                                                            28              44
  Extreme Networks Inc. (b) (l)                                                                           7              31
  Finisar Corp. (b)                                                                                      13              17
  Juniper Networks Inc. (b)                                                                               1              21
  Marconi Corp. Plc (b)                                                                                   6              62
  Scientific-Atlanta Inc.                                                                                 3              80
  Sycamore Networks Inc. (b)                                                                             70             263
                                                                                                                      1,033
TEXTILES - 0.1%
  Cintas Corp. (l)                                                                                        1              46
  G&K Services Inc. - Class A                                                                             2              79
                                                                                                                        125
TOBACCO - 0.6%
  Altria Group Inc.                                                                                      13             621


TRANSPORTATION - 0.5%
  Burlington Northern Santa Fe Corp.                                                                      2              57
  CNF Inc.                                                                                                1              37
  EGL Inc. (b)                                                                                            4             133
  Norfolk Southern Corp.                                                                                  4             107
  Swift Transportation Co. Inc. (b)                                                                       -               4
  UTI Worldwide Inc.                                                                                      1              70
  Yamato Transport Co. Ltd.                                                                               4              55

                                                                                                                        463
WIRELESS TELECOMMUNICATIONS - 1.4%
  American Tower Corp. (b) (l)                                                                           30             457
  Crown Castle International Corp. (b)                                                                    6              83
  Motorola Inc.                                                                                          14             247
  Nextel Communications Inc. (b)                                                                          7             157
  Nextel Partners Inc. (b)                                                                                4              66
  NII Holdings Inc. - Class B (b)                                                                         2              95
  Qualcomm Inc.                                                                                           2              62
  Spectrasite Inc. (b)                                                                                    4             167
  Western Wireless Corp. (b)                                                                              -               5
                                                                                                                      1,339
  Total Common Stocks (cost $61,014)                                                                                 62,384
PREFERRED STOCKS - 0.1%
MEDIA - 0.1%
  News Corp. Ltd. - ADR                                                                                   3              88

  Total Preferred Stocks (cost $97)                                                                                      88
CORPORATE BONDS - 0.3%
COMMERCIAL SERVICES - 0.0%
  SFBC International Inc., 2.25%, 08/15/24 (e) (j)                                                      $20              19


INTERNET - 0.1%
  Priceline.com Inc., 2.25%, 01/15/25 (e) (j)                                                           100              94


PHARMACEUTICALS - 0.1%
  Schering-Plough Corp., 0.00% (j)                                                                        1              48


SOFTWARE - 0.1%
  Novell Inc., 0.50%, 07/15/24 (e) (j)                                                                  100              92
  Per-Se Technologies Inc., 3.25%, 06/30/24 (e) (j)                                                      10              11
                                                                                                                        103
  Total Corporate Bonds (cost $275)                                                                                     264
GOVERNMENT SECURITIES - 32.7%
U.S. TREASURY SECURITIES - 32.7%
  U.S. Treasury Bond, 2.50%, 05/31/06 (l)                                                            11,630          11,635
  U.S. Treasury Bond, 6.125%, 08/15/29 (l)                                                            4,300           5,011
  U.S. Treasury Note, 3.25%, 01/15/09 (l)                                                             9,000           9,004
  U.S. Treasury Note, 4.25%, 11/15/13 (l)                                                             5,675           5,748
                                                                                                                     31,398
  Total Government Securities (cost $30,756)                                                                         31,398
SHORT TERM INVESTMENTS - 1.9%
MONEY MARKET FUNDS - 1.9%
  Dreyfus Cash Management Plus, 1.50% (a)                                                             1,811           1,811

  Total Short Term Investments (cost $1,811)                                                                          1,811
TOTAL INVESTMENTS - 100.0% (COST $93,953)                                                                            95,945
-----------------------------------------

OTHER ASSETS AND LIABILITIES, NET - 0.0%                                                                                 40
----------------------------------------

TOTAL NET ASSETS - 100%                                                                                             $95,985
-----------------------

JNL/FMR CAPITAL GROWTH FUND
COMMON STOCKS - 95.6%
ADVERTISING - 2.6%
  Lamar Advertising Co. (b) (l)                                                                          39          $1,619
  Omnicom Group Inc.                                                                                     26           1,914
                                                                                                                      3,533
AEROSPACE & DEFENSE - 2.7%
  Empresa Brasiliera de Aeronautica SA - ADR                                                            145           3,828


AGRICULTURE - 2.2%
  Archer-Daniels-Midland Co.                                                                             83           1,404
  Bunge Ltd.                                                                                              3             104
  Monsanto Co.                                                                                           41           1,493
                                                                                                                      3,001
AIRLINES - 3.1%
  Ryanair Holdings Plc - ADR (b) (l)                                                                     54           1,571
  Southwest Airlines Co.                                                                                 82           1,113
  Westjet Airlines Ltd. (b)                                                                             156           1,619
                                                                                                                      4,303
APPAREL - 0.4%
  Polo Ralph Lauren Corp.                                                                                15             556


BEVERAGES - 1.8%
  Adolph Coors Co. - Class B                                                                             36           2,445


BIOTECHNOLOGY - 0.6%
  Millennium Pharmaceuticals Inc. (b)                                                                    53             729
  Momenta Pharmaceuticals Inc. (b)                                                                       11              95
                                                                                                                        824
CHEMICALS - 4.2%
  Agrium Inc.                                                                                            20             346
  Agrium Inc.                                                                                            43             756
  IMC Global Inc. (b)                                                                                    24             412
  Lyondell Chemical Co. (l)                                                                             106           2,372
  Olin Corp.                                                                                             25             492
  Potash Corp. (b)                                                                                       16           1,001
  Potash Corp. Of Saskatchewan                                                                            8             480
                                                                                                                      5,859
COMMERCIAL SERVICES - 10.0%
  Aramark Corp.                                                                                          46           1,110
  BearingPoint Inc. (b)                                                                                 165           1,471
  Career Education Corp. (b)                                                                            116           3,299
  Cendant Corp.                                                                                         174           3,754
  R.R. Donnelley & Sons Co.                                                                              95           2,966
  Strayer Education Inc.                                                                                  3             311
  Universal Technical Institute Inc. (b)                                                                 37           1,111
                                                                                                                     14,022
COMPUTERS - 0.2%
  Research In Motion Ltd. (b)                                                                             4             313


DIVERSIFIED FINANCIAL SERVICES - 2.4%
  Archipelago Holdings Inc. (b)                                                                          35             525
  CapitalSource Inc. (b)                                                                                 47           1,057
  First Marblehead Corp. (b)                                                                             12             571
  Janus Capital Group Inc.                                                                               84           1,145
                                                                                                                      3,298
ELECTRONICS - 4.8%
  Fisher Scientific International (b)                                                                    79           4,624
  Symbol Technologies Inc.                                                                              168           2,125
                                                                                                                      6,749
ENGINEERING & CONSTRUCTION - 0.9%
  Fluor Corp. (l)                                                                                        28           1,229


FOOD - 2.9%
  Safeway Inc. (b) (l)                                                                                  210           4,049


HEALTHCARE - 5.0%
  Baxter International Inc.                                                                              98           3,157
  Cytyc Corp. (b)                                                                                        91           2,198
  Edwards Lifesciences Corp. (b) (l)                                                                     15             503
  Healthsouth Corp. (b) (l)                                                                              62             311
  Kyphon Inc. (b)                                                                                         4              89
  ResMed Inc. (b)                                                                                         6             281
  Wright Medical Group Inc. (b)                                                                          17             422
                                                                                                                      6,961
HOME FURNISHINGS - 5.8%
  Harman International Industries Inc.                                                                   75           8,027


INSURANCE - 1.1%
  AMBAC Financial Group Inc.                                                                             20           1,559


INTERNET - 0.9%
  CNET Networks Inc. (b) (l)                                                                            132           1,208


IRON & STEEL - 0.4%
  Nucor Corp.                                                                                             5             420
  Tenaris SA (b)                                                                                          2              78
                                                                                                                        498
LEISURE TIME - 3.8%
  Royal Caribbean Cruises Ltd. (l)                                                                      123           5,345


LODGING - 2.0%
  Wynn Resorts Ltd. (b)                                                                                  55           2,860


MACHINERY - 0.2%
  AGCO Corp. (b)                                                                                         14             326


MANUFACTURING - 0.7%
  Pentair Inc.                                                                                           28             970


MEDIA - 1.0%
  Cablevision Systems Corp. (b) (l)                                                                      45             913
  Salem Communications Corp. - Class A (b)                                                               22             552
                                                                                                                      1,465
MINING - 5.5%
  Alcan Inc.                                                                                              4             211
  Alcan Inc.                                                                                             18             870
  Freeport-McMoRan Copper & Gold Inc. (l)                                                                53           2,147
  Harmony Gold Mining Co. Ltd.                                                                           54             735
  Newmont Mining Corp.                                                                                   50           2,272
  Peabody Energy Corp.                                                                                   25           1,511
                                                                                                                      7,746
OIL & GAS PRODUCERS - 2.3%
  ENSCO International Inc.                                                                               35           1,156
  Noble Corp. (b)                                                                                        46           2,077
                                                                                                                      3,233
OIL & GAS SERVICES - 4.7%
  Baker Hughes Inc.                                                                                      17             730
  BJ Services Co.                                                                                        14             728
  Grant Prideco Inc. (b)                                                                                 80           1,635
  National-Oilwell Inc. (b)                                                                              11             375
  Varco International Inc. (b)                                                                           66           1,765
  Weatherford International Ltd. (b)                                                                     27           1,357
                                                                                                                      6,590
PACKAGING & CONTAINERS - 1.1%
  Pactiv Corp. (b)                                                                                       63           1,467


PHARMACEUTICALS - 0.8%
  Barr Laboratories Inc. (b)                                                                             28           1,172


REAL ESTATE - 0.4%
  Equity Residential                                                                                     17             539


RETAIL - 2.1%
  Carmax Inc. (b)                                                                                        17             360
  The Sports Authority Inc. (b)                                                                          23             526
  Wendy's International Inc.                                                                             62           2,087
                                                                                                                      2,973
SOFTWARE - 0.6%
  Navteq Corp. (b)                                                                                       19             673
  Veritas Software Corp. (b)                                                                              7             128
                                                                                                                        801
TELECOMMUNICATIONS - 6.4%
  Citizens Communications Co.                                                                           351           4,705
  NTL Inc. (b)                                                                                           62           3,861
  Telewest Global Inc. (b)                                                                               29             339
                                                                                                                      8,905
TRANSPORTATION - 2.3%
  CNF Inc.                                                                                               35           1,425
  Frontline Ltd.                                                                                         36           1,687
  Norfolk Southern Corp.                                                                                  5             155
                                                                                                                      3,267
WIRELESS TELECOMMUNICATIONS - 9.7%
  American Tower Corp. (b) (l)                                                                          163           2,493
  Nextel Communications Inc. (b)                                                                        345           8,220
  Spectrasite Inc. (b)                                                                                   60           2,799
                                                                                                                     13,514
  Total Common Stocks (cost $132,606)                                                                               133,435
SHORT TERM INVESTMENTS - 4.3%
MONEY MARKET FUNDS - 4.3%
  Dreyfus Cash Management Plus, 1.50% (a)                                                             6,057           6,057

  Total Short Term Investments (cost $6,057)                                                                          6,057
TOTAL INVESTMENTS - 99.9% (COST $138,663)                                                                           139,492
-----------------------------------------

OTHER ASSETS AND LIABILITIES, NET - 0.1%                                                                                 87
----------------------------------------

TOTAL NET ASSETS - 100%                                                                                            $139,579
-----------------------

JNL/JPMORGAN INTERNATIONAL VALUE FUND
COMMON STOCKS - 98.0%
AIRLINES - 1.0%
  Cathay Pacific Airways Ltd.                                                                           356            $609


AUTO MANUFACTURERS - 4.0%
  Honda Motor Co. Ltd.                                                                                    9             441
  Peugeot SA                                                                                             20           1,238
  Suzuki Motor Co. Ltd.                                                                                  52             856
                                                                                                                      2,535
AUTO PARTS & EQUIPMENT - 0.8%
  Hyundai Mobis                                                                                          11             537


BANKS - 26.2%
  Allied Irish Banks Plc                                                                                 32             531
  Barclays Plc                                                                                           70             667
  BNP Paribas SA                                                                                         25           1,643
  Commerzbank AG (b)                                                                                     61           1,139
  Credit Agricole SA                                                                                     49           1,329
  DBS Group Holdings Ltd.                                                                                78             741
  Deutsche Bank AG                                                                                       21           1,490
  HBOS Plc                                                                                              148           2,002
  HSBC Holdings Plc                                                                                     193           3,058
  Kookmin Bank (b) (l)                                                                                   18             568
  Royal Bank of Scotland Group Plc                                                                       70           2,018
  UFJ Holdings Inc. (b)                                                                                   -             918
                                                                                                                     16,104
BEVERAGES - 1.2%
  Asahi Breweries Ltd.                                                                                   74             748


BUILDING MATERIALS - 2.1%
  BPB Plc                                                                                                83             646
  Hanson Plc                                                                                             88             649
                                                                                                                      1,295
CHEMICALS - 4.2%
  Bayer AG                                                                                               21             575
  Mitsui Chemicals Inc.                                                                                 240           1,185
  Reliance Industries Ltd. - GDR (e)                                                                     34             805
                                                                                                                      2,565
COMMERCIAL SERVICES - 1.4%
  Rank Group Plc                                                                                        170             859


DISTRIBUTION & WHOLESALE - 1.7%
  Itochu Corp. (b)                                                                                      245           1,045


DIVERSIFIED FINANCIAL SERVICES - 1.4%
  Daiwa Securities Group Inc.                                                                           132             836


ELECTRIC - 6.1%
  E.ON AG                                                                                                21           1,555
  Iberdrola SA                                                                                           56           1,162
  Scottish Power Plc                                                                                    134           1,026
                                                                                                                      3,743
ELECTRICAL COMPONENTS & EQUIPMENT - 1.6%
  Mitsubishi Electric Corp.                                                                             206             978


ELECTRONICS - 0.4%
  Hon Hai Precision Industry Co. Ltd. - GDR                                                              37             268


ENGINEERING & CONSTRUCTION - 1.4%
  ABB Ltd. (b)                                                                                          140             854


FOOD - 2.8%
  Koninklijke Wessanen NV                                                                                63             838
  Tesco Plc                                                                                             168             870
                                                                                                                      1,708
HOLDING COMPANIES - DIVERSIFIED - 0.9%
  Wharf Holdings Ltd.                                                                                   172             579


HOME FURNISHINGS - 2.8%
  SONY Corp.                                                                                             30           1,034
  Thomson                                                                                                32             662
                                                                                                                      1,696
INSURANCE - 7.7%
  Aviva Plc                                                                                              87             858
  AXA                                                                                                    45             911
  ING Groep NV                                                                                           73           1,837
  Zurich Financial Services AG (b)                                                                        8           1,131
                                                                                                                      4,737
LODGING - 1.1%
  InterContinental Hotels Group Plc                                                                      58             660


MACHINERY - 2.0%
  Atlas Copco AB                                                                                         15             569
  Kubota Corp.                                                                                          140             661
                                                                                                                      1,230
MEDIA - 1.1%
  United Business Media Plc                                                                              78             655


METAL FABRICATION & HARDWARE - 1.4%
  SKF AB                                                                                                 19             740
  SKF AB - Class A                                                                                        3             115
                                                                                                                        855
OIL & GAS PRODUCERS - 7.1%
  BP Plc                                                                                                162           1,542
  ENI-Ente Nazionale Idrocarburi SpA                                                                     45           1,003
  LUKOIL - ADR                                                                                            4             491
  Nippon Mining Holdings Inc. (b)                                                                        72             365
  Nippon Mining Holdings Inc.                                                                            67             337
  Petroleo Brasileiro SA - Petrobras - ADR                                                               19             605
                                                                                                                      4,343
PHARMACEUTICALS - 2.4%
  Sankyo Co. Ltd.                                                                                        40             839
  Sanofi-Synthelabo SA                                                                                    9             654
                                                                                                                      1,493
REAL ESTATE - 1.2%
  Sun Hung Kai Properties Ltd.                                                                           81             763


RETAIL - 1.6%
  Compagnie Financiere Richemont AG - Class A                                                            34             954


SEMICONDUCTORS - 1.3%
  Rohm Co. Ltd.                                                                                           8             784


TELECOMMUNICATIONS - 8.4%
  Nippon Telegraph & Telephone Corp.                                                                      -           1,155
  PT Telekomunikasi Indonesia                                                                         1,350             612
  Royal KPN NV                                                                                          118             887
  Singapore Telecommunications Ltd.                                                                     556             773
  Telefonica SA                                                                                         118           1,767
                                                                                                                      5,194
TOBACCO - 1.5%
  Japan Tobacco Inc.                                                                                      -             903


TOYS & HOBBIES - 1.2%
  Nintendo Co. Ltd.                                                                                       6             734

  Total Common Stocks (cost $57,628)                                                                                 60,264
PREFERRED STOCKS - 0.7%
MEDIA - 0.7%
  News Corp. Ltd.                                                                                        54             426

  Total Preferred Stocks (cost $470)                                                                                    426
SHORT TERM INVESTMENTS - 4.0%
MONEY MARKET FUNDS - 3.6%
  Dreyfus Cash Management Plus, 1.50% (a)                                                             2,213           2,213


U.S. TREASURY BILLS - 0.4%
  U.S. Treasury Bill, 1.63%, 12/16/04 (m)                                                               230             229

  Total Short Term Investments (cost $2,442)                                                                          2,442
TOTAL INVESTMENTS - 102.7% (COST $60,540)                                                                            63,132
-----------------------------------------

OTHER ASSETS AND LIABILITIES, NET -  (2.7%)                                                                         (1,664)
-------------------------------------------

TOTAL NET ASSETS - 100%                                                                                             $61,468
-----------------------

JNL/LAZARD MID CAP VALUE FUND
COMMON STOCKS - 97.7%
AEROSPACE & DEFENSE - 1.0%
  Alliant Techsystems Inc. (b)                                                                           30          $1,833


AIRLINES - 1.8%
  Southwest Airlines Co.                                                                                233           3,179


APPAREL - 3.2%
  Polo Ralph Lauren Corp.                                                                                67           2,451
  Reebok International Ltd. (l)                                                                          85           3,103
                                                                                                                      5,554
AUTO PARTS & EQUIPMENT - 1.6%
  Lear Corp.                                                                                             50           2,695


BANKS - 5.8%
  City National Corp.                                                                                    25           1,630
  First Horizon National Corp.                                                                           46           1,986
  M&T Bank Corp. (l)                                                                                     17           1,579
  Mercantile Bankshares Corp.                                                                            33           1,583
  North Fork Bancorp. Inc. (l)                                                                           71           3,147
                                                                                                                      9,925
BEVERAGES - 1.2%
  Pepsi Bottling Group Inc.                                                                              73           1,993


CHEMICALS - 2.8%
  Ashland Inc.                                                                                           28           1,570
  Rohm & Haas Co.                                                                                        76           3,244
                                                                                                                      4,814
COMMERCIAL SERVICES - 4.7%
  Aramark Corp.                                                                                         151           3,643
  Arbitron Inc. (b)                                                                                      75           2,738
  Iron Mountain Inc. (b)                                                                                 50           1,708
                                                                                                                      8,089
COMPUTERS - 3.4%
  DST Systems Inc. (b)                                                                                   70           3,104
  Storage Technology Corp. (b)                                                                          106           2,683
                                                                                                                      5,787
DISTRIBUTION & WHOLESALE - 2.2%
  CDW Corp.                                                                                              41           2,356
  Ingram Micro Inc. - Class A (b)                                                                        86           1,378
                                                                                                                      3,734
DIVERSIFIED FINANCIAL SERVICES - 3.9%
  Federated Investors Inc.                                                                               66           1,863
  Legg Mason Inc.                                                                                        55           2,943
  Student Loan Corp.                                                                                     13           1,885
                                                                                                                      6,691
ENVIRONMENTAL CONTROL - 1.6%
  Republic Services Inc.                                                                                 95           2,812


FOOD - 1.0%
  Safeway Inc. (b) (l)                                                                                   85           1,632


GAS - 1.3%
  KeySpan Corp. (l)                                                                                      56           2,207


HAND & MACHINE TOOLS - 0.3%
  Black & Decker Corp. (l)                                                                                7             534


HEALTHCARE - 8.7%
  DaVita Inc. (b)                                                                                        98           3,053
  Edwards Lifesciences Corp. (b)                                                                         69           2,308
  Health Net Inc. (b)                                                                                    86           2,121
  Laboratory Corp. of America Holdings (b)                                                              104           4,564
  VISX Inc. (b)                                                                                         133           2,736
                                                                                                                     14,782
HOUSEHOLD PRODUCTS - 2.1%
  Avery Dennison Corp. (l)                                                                               54           3,565


INSURANCE - 3.6%
  Protective Life Corp.                                                                                  87           3,435
  RenaissanceRe Holdings Ltd.                                                                            52           2,698
                                                                                                                      6,133
IRON & STEEL - 1.6%
  International Steel Group Inc. (b)                                                                     83           2,780


MANUFACTURING - 1.1%
  ITT Industries Inc.                                                                                    23           1,864


MEDIA - 6.7%
  Belo Corp. - Class A                                                                                   95           2,148
  Dex Media Inc. (b)                                                                                    213           4,505
  Westwood One Inc. (b)                                                                                 239           4,731
                                                                                                                     11,384
OFFICE & BUSINESS EQUIPMENT - 0.8%
  Pitney Bowes Inc.                                                                                      30           1,341


OIL & GAS PRODUCERS - 5.1%
  GlobalSantaFe Corp.                                                                                   122           3,739
  Premcor Inc. (b)                                                                                       30           1,144
  Unocal Corp.                                                                                           60           2,589
  Valero Energy Corp.                                                                                    16           1,243
                                                                                                                      8,715
OIL & GAS SERVICES - 1.2%
  Baker Hughes Inc.                                                                                      47           2,042


PACKAGING & CONTAINERS - 3.3%
  Ball Corp.                                                                                             64           2,411
  Pactiv Corp. (b)                                                                                      136           3,164
                                                                                                                      5,575
PHARMACEUTICALS - 1.7%
  Medco Health Solutions Inc. (b)                                                                        94           2,902


REAL ESTATE - 3.4%
  AMB Property Corp.                                                                                     44           1,625
  Archstone-Smith Trust                                                                                  52           1,655
  Health Care Property Investors Inc.                                                                    94           2,454
                                                                                                                      5,734
RETAIL - 10.4%
  Abercrombie & Fitch Co. - Class A                                                                      43           1,367
  Circuit City Stores Inc.                                                                              137           2,100
  Darden Restaurants Inc.                                                                                92           2,150
  Dollar Tree Stores Inc. (b)                                                                           163           4,382
  Limited Brands Inc.                                                                                   128           2,858
  Sears Roebuck & Co.                                                                                    82           3,264
  Yum! Brands Inc.                                                                                       41           1,663
                                                                                                                     17,784
SEMICONDUCTORS - 3.9%
  AMIS Holdings Inc. (b)                                                                                119           1,607
  Intersil Corp.                                                                                         95           1,505
  Novellus Systems Inc. (b)                                                                              86           2,292
  QLogic Corp. (b)                                                                                       40           1,176
                                                                                                                      6,580
SOFTWARE - 2.4%
  BEA Systems Inc. (b)                                                                                   92             638
  PeopleSoft Inc. (b)                                                                                    32             637
  SEI Investments Co.                                                                                    62           2,095
  Siebel Systems Inc. (b)                                                                               107             803
                                                                                                                      4,173
TELECOMMUNICATIONS - 0.8%
  MCI Inc.                                                                                               77           1,295


TOYS & HOBBIES - 3.5%
  Leapfrog Enterprises Inc. (b) (l)                                                                     129           2,620
  Mattel Inc.                                                                                           188           3,403
                                                                                                                      6,023
TRANSPORTATION - 1.6%
  Norfolk Southern Corp.                                                                                 94           2,784

  Total Common Stocks (cost $155,634)                                                                               166,935
SHORT TERM INVESTMENTS - 2.7%
MONEY MARKET FUNDS - 2.7%
  Dreyfus Cash Management Plus, 1.50% (a)                                                             4,692           4,692

  Total Short Term Investments (cost $4,692)                                                                          4,692
TOTAL INVESTMENTS - 100.4% (COST $160,326)                                                                          171,627
------------------------------------------

OTHER ASSETS AND LIABILITIES, NET -  (0.4%)                                                                           (748)
-------------------------------------------

TOTAL NET ASSETS - 100%                                                                                            $170,879
-----------------------

JNL/LAZARD SMALL CAP VALUE FUND
COMMON STOCKS - 98.4%
ADVERTISING - 2.6%
  Advo Inc.                                                                                              75          $2,305
  R.H. Donnelley Corp. (b)                                                                               39           1,930
                                                                                                                      4,235
AEROSPACE & DEFENSE - 1.6%
  DRS Technologies Inc. (b)                                                                              68           2,546


AGRICULTURE - 0.9%
  Delta & Pine Land Co.                                                                                  55           1,463


AIRLINES - 0.7%
  Airtran Holdings Inc. (b)                                                                             107           1,070


APPAREL - 5.0%
  Gymboree Corp. (b)                                                                                    100           1,446
  Kellwood Co.                                                                                           65           2,369
  K-Swiss Inc. - Class A                                                                                117           2,250
  Timberland Co. - Class A (b)                                                                           45           2,556
                                                                                                                      8,621
BANKS - 8.7%
  First Community Bancorp.                                                                               22             906
  First Midwest Bancorp. Inc.                                                                            51           1,776
  First Republic Bank                                                                                    22             998
  Hudson United Bancorp.                                                                                 17             634
  Provident Bankshares Corp.                                                                             34           1,147
  South Financial Group Inc.                                                                             51           1,424
  Sterling Bancshares Inc.                                                                              116           1,559
  Texas Regional Bancshares Inc. - Class A                                                               29             914
  Umpqua Holdings Corp.                                                                                  30             679
  United Bankshares Inc.                                                                                 47           1,629
  W Holding Co. Inc.                                                                                     73           1,385
  Westamerica Bancorp.                                                                                   33           1,795
                                                                                                                     14,846
BEVERAGES - 0.4%
  Robert Mondavi Corp. - Class A (b)                                                                     20             764


CHEMICALS - 4.1%
  Ferro Corp.                                                                                           101           2,198
  Olin Corp. (l)                                                                                        108           2,160
  PolyOne Corp. (b)                                                                                     138           1,036
  Spartech Corp.                                                                                         68           1,709
                                                                                                                      7,103
COMMERCIAL SERVICES - 5.3%
  Arbitron Inc. (b) (l)                                                                                  62           2,281
  BearingPoint Inc. (b)                                                                                 241           2,158
  Learning Tree International Inc. (b)                                                                   96           1,356
  MPS Group Inc. (b)                                                                                    219           1,841
  Watson Wyatt & Co. Holdings                                                                            52           1,370
                                                                                                                      9,006
COMPUTERS - 2.8%
  Advanced Digital Information Corp. (b)                                                                150           1,302
  BISYS Group Inc. (b) (l)                                                                              140           2,051
  Mentor Graphics Corp. (b)                                                                              97           1,061
  Mercury Computer Systems Inc. (b)                                                                      13             355
                                                                                                                      4,769
DIVERSIFIED FINANCIAL SERVICES - 2.9%
  eSPEED Inc. (b)                                                                                       138           1,356
  Financial Federal Corp. (b)                                                                            24             885
  IndyMac Bancorp. Inc.                                                                                  26             941
  Knight Trading Group Inc. (b) (l)                                                                     199           1,833
                                                                                                                      5,015
ELECTRIC - 0.8%
  Cleco Corp.                                                                                            80           1,386


ELECTRICAL COMPONENTS & EQUIPMENT - 1.4%
  GrafTech International Ltd. (b)                                                                       173           2,419


ELECTRONICS - 3.8%
  Coherent Inc. (b)                                                                                      47           1,217
  Electro Scientific Industries Inc. (b)                                                                 25             439
  Metrologic Instruments Inc. (b)                                                                       103           1,628
  Photon Dynamics Inc. (b)                                                                               49             991
  Plexus Corp. (b)                                                                                       46             511
  Rogers Corp. (b)                                                                                       28           1,168
  Varian Inc. (b)                                                                                        17             632
                                                                                                                      6,586
ENGINEERING & CONSTRUCTION - 2.2%
  Chicago Bridge & Iron Co. NV                                                                           59           1,769
  Shaw Group Inc. (b)                                                                                   162           1,949
                                                                                                                      3,718
ENTERTAINMENT - 2.2%
  Alliance Gaming Corp. (b)                                                                             185           2,789
  AMC Entertainment Inc. (b)                                                                             54           1,024
                                                                                                                      3,813
ENVIRONMENTAL CONTROL - 2.1%
  Tetra Tech Inc. (b)                                                                                   129           1,634
  Waste Connections Inc. (b) (l)                                                                         62           1,970
                                                                                                                      3,604
GAS - 1.6%
  AGL Resources Inc.                                                                                     59           1,825
  New Jersey Resources Corp.                                                                             23             944
                                                                                                                      2,769
HEALTHCARE - 8.5%
  Beverly Enterprises Inc. (b)                                                                          298           2,257
  DJ Orthopedics Inc. (b)                                                                               108           1,910
  Inamed Corp. (b)                                                                                       28           1,347
  Inveresk Research Group Inc. (b)                                                                       71           2,634
  Kindred Healthcare Inc. (b)                                                                            61           1,488
  LifePoint Hospitals Inc. (b)                                                                           59           1,765
  PSS World Medical Inc. (b)                                                                            119           1,194
  Select Medical Corp.                                                                                  147           1,970
                                                                                                                     14,565
HOUSEHOLD PRODUCTS - 1.3%
  Scotts Co. - Class A (b)                                                                               36           2,284


INSURANCE - 3.1%
  Arch Capital Group Ltd. (b)                                                                            56           2,173
  Assured Guaranty Ltd.                                                                                  98           1,626
  Max Re Capital Ltd.                                                                                    43             856
  Reinsurance Group of America                                                                           17             700
                                                                                                                      5,355
INTERNET - 2.5%
  Avocent Corp. (b)                                                                                      39           1,013
  ProQuest Co. (b)                                                                                       71           1,812
  Verity Inc. (b)                                                                                       112           1,446
                                                                                                                      4,271
MACHINERY - 1.0%
  Nordson Corp.                                                                                           6             213
  Tecumseh Products Co.                                                                                  37           1,549
                                                                                                                      1,762
MANUFACTURING - 0.9%
  Roper Industries Inc.                                                                                  27           1,540


MEDIA - 1.9%
  Journal Register Co. (b)                                                                               99           1,869
  Liberty Corp.                                                                                          37           1,459
                                                                                                                      3,328
OFFICE FURNISHINGS - 0.7%
  Herman Miller Inc.                                                                                     48           1,191


OIL & GAS PRODUCERS - 3.8%
  Denbury Resources Inc. (b)                                                                             60           1,513
  Forest Oil Corp. (b)                                                                                   31             946
  Grey Wolf Inc. (b)                                                                                    259           1,266
  Houston Exploration Co. (b)                                                                            23           1,389
  Newfield Exploration Co. (b)                                                                           22           1,317
                                                                                                                      6,431
OIL & GAS SERVICES - 4.0%
  CAL Dive International Inc. (b)                                                                        31           1,114
  Hanover Compressor Co. (b)                                                                             24             319
  Key Energy Services Inc. (b)                                                                          293           3,237
  Maverick Tube Corp. (b)                                                                                50           1,550
  Veritas DGC Inc. (b)                                                                                   29             656
                                                                                                                      6,876
PACKAGING & CONTAINERS - 0.8%
  Packaging Corp. of America                                                                             58           1,409


PHARMACEUTICALS - 2.6%
  Able Laboratories Inc. (b)                                                                             70           1,331
  Andrx Corp. (b)                                                                                        71           1,588
  MIM Corp. (b)                                                                                         172             994
  Par Pharmaceutical Cos. Inc. (b)                                                                       16             575
                                                                                                                      4,488
PIPELINES - 0.8%
  Kinder Morgan Management LLC (b)                                                                       35           1,441


REAL ESTATE - 2.5%
  Alexandria Real Estate Equities Inc.                                                                   11             703
  CarrAmerica Realty Corp.                                                                               31           1,014
  Maguire Properties Inc.                                                                                41             987
  Mills Corp.                                                                                            30           1,535
                                                                                                                      4,239
RETAIL - 2.4%
  Cost Plus Inc. (b)                                                                                     52           1,855
  HOT Topic Inc. (b)                                                                                     18             303
  TBC Corp. (b)                                                                                          44             987
  The Sports Authority Inc. (b)                                                                          41             949
                                                                                                                      4,094
SAVINGS & LOANS - 1.3%
  MAF Bancorp. Inc.                                                                                      53           2,273


SEMICONDUCTORS - 3.3%
  AMIS Holdings Inc. (b)                                                                                 75           1,015
  Exar Corp. (b)                                                                                        127           1,803
  Microsemi Corp. (b)                                                                                    73           1,022
  Zoran Corp. (b)                                                                                       120           1,885
                                                                                                                      5,725
SOFTWARE - 2.3%
  Hyperion Solutions Corp. (b)                                                                           53           1,809
  JDA Software Group Inc. (b)                                                                            27             292
  NDCHealth Corp.                                                                                         9             146
  Take-Two Interactive Software Inc. (b) (l)                                                             51           1,688
                                                                                                                      3,935
TELECOMMUNICATIONS EQUIPMENT - 2.1%
  C-COR.net Corp. (b)                                                                                   202           1,703
  CommScope Inc. (b) (l)                                                                                 85           1,838
                                                                                                                      3,541
TOYS & HOBBIES - 1.2%
  Leapfrog Enterprises Inc. (b) (l)                                                                      98           1,980


TRANSPORTATION - 1.7%
  Forward Air Corp. (b)                                                                                  26           1,056
  Swift Transportation Co. Inc. (b)                                                                     110           1,849
                                                                                                                      2,905
WIRELESS TELECOMMUNICATIONS - 0.6%
  Wireless Facilities Inc. (b)                                                                          159           1,105

  Total Common Stocks (cost $157,720)                                                                               168,471
SHORT TERM INVESTMENTS - 2.4%
MONEY MARKET FUNDS - 2.4%
  Dreyfus Cash Management Plus, 1.50% (a)                                                             4,053           4,053

  Total Short Term Investments (cost $4,053)                                                                          4,053
TOTAL INVESTMENTS - 100.8% (COST $161,773)                                                                          172,524
------------------------------------------

OTHER ASSETS AND LIABILITIES, NET -  (0.8%)                                                                         (1,342)
-------------------------------------------

TOTAL NET ASSETS - 100%                                                                                            $171,182
-----------------------

JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND
CORPORATE BONDS - 29.1%
AEROSPACE & DEFENSE - 0.3%
  General Dynamics Corp, 4.25%, 05/15/13 (l)                                                           $150            $146
  Lockheed Martin Corp., 8.50%, 12/01/29 (f)                                                             75              99
  Raytheon Co., 6.15%, 11/01/08                                                                         150             163
  United Technologies Corp., 6.35%, 03/01/11                                                             75              83
  United Technologies Corp., 6.70%, 08/01/28                                                             50              57
                                                                                                                        548
AGRICULTURE - 0.1%
  Archer-Daniels-Midland Co., 8.125%, 06/01/12 (f)                                                       75              93
  Bunge Ltd. Finance Corp., 5.35%, 04/15/14 (e) (f)                                                      75              76
                                                                                                                        169
ASSET BACKED SECURITIES - 5.5%
  AmeriCredit Automobile Receivables Trust, 3.67%, 06/08/09 (f)                                         500             506
  AmeriCredit Automobile Receivables Trust, 2.84%, 08/06/10 (f)                                         115             116
  Bank of America Commercial Mortgage, 5.118%, 07/11/43 (f)                                             150             156
  Bear Stearns Commercial Mortgage Securities, 6.80%, 07/15/31 (f)                                       69              73
  Capital One Auto Finance Trust, 3.18%, 09/15/10 (f)                                                   250             250
  Capital One Master Trust, 6.31%, 06/15/11 (f)                                                         200             218
  Capital One Prime Auto Receivables Trust, 2.59%, 09/15/09 (f)                                         150             149
  Chase Manhattan Bank-First Union, 7.44%, 08/15/31 (f)                                                  50              57
  Commercial Mortgage Acceptance Corp., 6.79%, 06/15/31 (f)                                              61              65
  CS First Boston Mortgage Securities Corp., 6.30%, 11/11/30 (f) (g)                                    400             436
  CS First Boston Mortgage Securities Corp., 6.91%, 09/15/41 (f)                                        236             252
  DaimlerChrysler Auto Trust, 3.78%, 02/06/07 (f)                                                       398             401
  DLJ Commercial Mortgage Corp., 6.93%, 11/10/33 (f)                                                    139             151
  DLJ Commercial Mortgage Corp., 6.46%, 03/10/32 (f)                                                     50              55
  DLJ Commercial Mortgage Corp., 6.88%, 06/10/32 (f)                                                     53              56
  First Union Commercial Mortgage Securities Inc., 6.65%, 11/18/29 (f)                                   90              97
  First Union National Bank Commercial Mortgage Trust, 7.184%, 12/15/31 (f)                              28              30
  First Union National Bank Commercial Mortgage Trust, 7.39%, 12/15/31 (f)                              105             120
  First Union National Bank Commercial Mortgage Trust, 6.18%, 08/15/33 (f)                              350             377
  First Union National Bank-Bank of America Commercial Mortgage Trust, 6.136%, 03/15/33 (f)             301             330
  First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust, 6.56%, 11/18/35 (f)            250             272
  Fleet Credit Card Master Trust II, 5.60%, 12/15/08 (f)                                                250             261
  GMAC Commercial Mortgage Securities Inc., 6.42%, 05/15/35 (f)                                         100             109
  Heller Financial Commercial Mortgage Asset Corp., 6.50%, 05/15/31 (f)                                  72              76
  Honda Auto Receivables Owner Trust, 3.96%, 02/19/07 (f)                                               130             130
  Honda Auto Receivables Owner Trust, 2.77%, 11/21/08 (f)                                               200             199
  Household Automotive Trust, 2.31%, 04/17/08 (f)                                                       350             349
  Household Automotive Trust, 4.37%, 12/17/08 (f)                                                       100             101
  Household Automotive Trust, 3.02%, 12/17/10 (f)                                                       365             363
  JPMorgan Chase Commercial Mortgage Securities Corp., 5.822%, 05/12/34 (f)                             250             268
  JPMorgan Commercial Mortgage Finance Corp., 6.507%, 10/15/35 (f) (g)                                   35              38
  LB Commercial Conduit Mortgage Trust, 6.78%, 06/15/31 (f)                                             223             247
  LB Commercial Conduit Mortgage Trust, 6.48%, 02/18/30 (f)                                             200             217
  LB Commercial Conduit Mortgage Trust, 6.41%, 06/15/31 (f)                                             108             113
  LB-UBS Commercial Mortgage Trust, 5.401%, 03/15/26 (f)                                                 98             101
  LB-UBS Commercial Mortgage Trust, 3.85%, 05/15/27 (f)                                                 250             243
  LB-UBS Commercial Mortgage Trust, 5.594%, 06/15/31 (f)                                                 75              80
  Morgan Stanley Capital I, 6.52%, 03/15/30 (f)                                                          89              96
  Morgan Stanley Dean Witter Capital I, 7.57%, 11/15/36 (f)                                             100             116
  Mortgage Capital Funding Inc., 7.288%, 07/20/27 (f)                                                    16              16
  PP&L Transition Bond Co. LLC, 7.05%, 06/25/09 (f)                                                      55              59
  Salomon Brothers Mortgage Securities VII, 6.17%, 02/13/10 (f)                                         100             108
  Sears Credit Account Master Trust, 5.65%, 03/17/09 (f)                                                 75              76
  Toyota Auto Receivables Owner Trust, 4.72%, 09/15/08                                                   81              81
  Wachovia Bank Commercial Mortgage Trust, 4.566%, 04/15/35 (f)                                         250             252
  Wachovia Bank Commercial Mortgage Trust, 5.215%, 01/15/41 (f)                                         100             103
  WFS Financial Owner Trust, 2.41%, 12/20/10 (f)                                                        135             134
                                                                                                                      8,103
AUTO MANUFACTURERS - 0.4%
  DaimlerChrysler NA Holding Corp., 7.25%, 01/18/06 (f)                                                 250             263
  DaimlerChrysler NA Holding Corp., 4.75%, 01/15/08 (f)                                                 150             154
  DaimlerChrysler NA Holding Corp., 4.05%, 06/04/08 (f)                                                 100             101
  Ford Motor Co., 7.25%, 10/01/08 (l)                                                                   250             270
                                                                                                                        788
BANKS - 3.6%
  Abbey National Plc, 7.95%, 10/26/29 (f)                                                               100             126
  ABN Amro Bank NV, 7.55%, 06/28/06 (f)                                                                 100             108
  Bank of America Corp., 5.25%, 02/01/07 (f)                                                            100             105
  Bank of America Corp., 6.25%, 04/01/08 (f)                                                            250             271
  Bank of America Corp., 4.875%, 09/15/12 (f)                                                           150             153
  Bank One Corp., 6.50%, 02/01/06 (f)                                                                   200             210
  Barclays Bank Plc, 6.86%, 09/15/49 (e) (f)                                                             50              55
  BB&T Corp., 6.50%, 08/01/11 (f)                                                                        75              84
  Corp. Andina De Fomento CAF, 6.875%, 03/15/12 (f)                                                     150             169
  European Bank for Reconstruction & Development, 5.375%, 06/15/06 (f)                                  100             104
  Fleet National Bank, 5.75%, 01/15/09 (f)                                                              100             107
  HSBC Holdings Plc, 5.25%, 12/12/12 (f)                                                                100             104
  Inter-American Development Bank, 7.375%, 01/15/10 (f)                                                 100             118
  International Finance Corp., 5.25%, 05/02/06 (f)                                                      100             104
  KFW International Finance, 2.50%, 10/17/05 (f)                                                        100             100
  KFW International Finance, 3.25%, 03/30/09 (f)                                                        100              99
  Korea Development Bank, 5.50%, 11/13/12 (l)                                                            75              78
  Marshall & Ilsley Bank, 4.125%, 09/04/07 (f)                                                          500             514
  National Australia Bank Ltd., 8.60%, 05/19/10 (f)                                                     250             300
  National City Bank, 4.625%, 05/01/13 (f)                                                              100              99
  National Westminster Bank Plc, 7.375%, 10/01/09 (f)                                                   250             289
  NB Capital Trust II, 7.83%, 12/15/26 (f)                                                               75              85
  Popular North America Inc., 6.125%, 10/15/06                                                          150             158
  Popular North America Inc., 4.25%, 04/01/08                                                           100             102
  Province of Ontario, 6.00%, 02/21/06 (f)                                                              200             209
  Royal Bank of Scotland Group Plc, 5.00%, 10/01/14 (l)                                                 100             101
  US Bancorp., 6.75%, 10/15/05                                                                           75              78
  US Bank National Association, 6.375%, 08/01/11                                                        100             112
  Wachovia Corp., 7.50%, 07/15/06 (f)                                                                   500             541
  Wachovia Corp., 6.25%, 08/04/08                                                                       350             382
  Wells Fargo & Co., 5.00%, 11/15/14                                                                    200             203
                                                                                                                      5,268
BEVERAGES - 0.3%
  Anheuser-Busch Cos. Inc., 6.80%, 01/15/31 (f)                                                          75              87
  Coca-Cola Enterprises Inc., 6.125%, 08/15/11 (f)                                                       75              83
  Coca-Cola Enterprises Inc., 7.125%, 08/01/17 (f)                                                      100             118
  Pepsi Bottling Group Inc, 7.00%, 03/01/29 (l)                                                          75              89
                                                                                                                        377
CHEMICALS - 0.3%
  Dow Chemical Co., 6.125%, 02/01/11 (f)                                                                 50              54
  Dow Chemical Co., 6.00%, 10/01/12 (f)                                                                  50              54
  E.I. du Pont de Nemours & Co., 4.75%, 11/15/12 (f)                                                    100             102
  PPG Industries Inc., 7.05%, 08/15/09 (f)                                                              100             113
  Praxair Inc., 3.95%, 06/01/13 (l)                                                                     100              95
  Rohm & Haas Co., 7.85%, 07/15/29                                                                       50              64
                                                                                                                        482
COMMERCIAL SERVICES - 0.2%
  Cendant Corp., 6.25%, 01/15/08 (f)                                                                    200             215
  Hertz Corp., 7.625%, 06/01/12 (f)                                                                     100             110
                                                                                                                        325
COMPUTERS - 0.3%
  International Business Machines Corp., 5.375%, 02/01/09 (f)                                           300             320
  International Business Machines Corp., 4.75%, 11/29/12 (f)                                             75              76
  International Business Machines Corp., 7.00%, 10/30/45 (f)                                             50              60
                                                                                                                        456
DIVERSIFIED FINANCIAL SERVICES - 6.4%
  American General Finance Corp., 4.625%, 09/01/10 (f)                                                  150             151
  Associates Corp., 6.25%, 11/01/08 (f)                                                                 300             328
  AXA Financial Inc., 7.00%, 04/01/28 (f)                                                               100             114
  Bear Stearns Cos. Inc., 7.80%, 08/15/07 (f)                                                           250             280
  Bear Stearns Cos. Inc., 2.875%, 07/02/08 (f)                                                          250             242
  Boeing Capital Corp., 4.75%, 08/25/08 (f)                                                             100             104
  Boeing Capital Corp., 5.80%, 01/15/13 (l)                                                             125             134
  CIT Group Inc., 7.375%, 04/02/07 (f)                                                                  250             274
  Citigroup Inc., 3.50%, 02/01/08 (f)                                                                   500             501
  Citigroup Inc., 6.00%, 02/21/12 (l)                                                                   100             110
  Countrywide Home Loans Inc, 5.50%, 02/01/07 (f)                                                       200             210
  Countrywide Home Loans Inc., 5.50%, 08/01/06 (f)                                                       75              78
  Countrywide Home Loans Inc., 4.25%, 12/19/07 (f)                                                      250             255
  Ford Motor Credit Co., 6.125%, 01/09/06 (f)                                                           250             259
  Ford Motor Credit Co., 7.75%, 02/15/07 (f)                                                            100             109
  Ford Motor Credit Co., 7.20%, 06/15/07 (f)                                                            100             108
  Ford Motor Credit Co., 5.625%, 10/01/08 (l)                                                           200             207
  Ford Motor Credit Co., 5.80%, 01/12/09 (f)                                                            100             104
  Ford Motor Credit Co., 7.375%, 10/28/09 (f)                                                           250             274
  Ford Motor Credit Co., 7.25%, 10/25/11 (f)                                                             75              81
  General Electric Capital Corp., 4.25%, 01/15/08 (f)                                                   150             154
  General Electric Capital Corp., 6.75%, 03/15/32 (f)                                                   150             173
  General Motors Acceptance Corp, 4.50%, 07/15/06 (f)                                                   200             203
  General Motors Acceptance Corp., 6.75%, 01/15/06 (l)                                                  250             261
  General Motors Acceptance Corp., 6.125%, 09/15/06 (l)                                                 100             105
  General Motors Acceptance Corp., 6.125%, 02/01/07 (f)                                                 150             158
  General Motors Acceptance Corp., 6.125%, 08/28/07 (f)                                                 200             211
  General Motors Acceptance Corp., 5.85%, 01/14/09 (l)                                                  150             155
  General Motors Acceptance Corp., 7.25%, 03/02/11 (f)                                                  175             187
  Goldman Sachs Group Inc., 6.65%, 05/15/09 (f)                                                         250             278
  Goldman Sachs Group Inc., 7.35%, 10/01/09 (f)                                                         350             402
  Goldman Sachs Group Inc., 5.25%, 04/01/13 (f)                                                         100             102
  Household Finance Corp., 6.875%, 03/01/07 (f)                                                         100             108
  Household Finance Corp., 7.625%, 05/17/32 (f)                                                         150             184
  International Lease Finance Corp., 5.75%, 10/15/06 (f)                                                250             264
  JPMorgan Chase & Co., 5.625%, 08/15/06 (l)                                                            100             105
  JPMorgan Chase & Co., 6.00%, 02/15/09 (f)                                                             350             378
  JPMorgan Chase & Co., 6.625%, 03/15/12 (f)                                                            100             112
  JPMorgan Chase & Co., 5.75%, 01/02/13 (f)                                                             100             106
  Lehman Brothers Holdings Inc., 7.00%, 02/01/08 (f)                                                    250             276
  Merrill Lynch & Co. Inc., 7.375%, 05/15/06 (f)                                                        100             108
  Morgan Stanley Dean Witter & Co., 7.25%, 04/01/32 (f)                                                 100             118
  National Rural Utilities, 5.75%, 08/28/09 (f)                                                         200             214
  Pitney Bowes Credit Corp., 5.75%, 08/15/08                                                            300             324
  SLM Corp., 5.05%, 11/14/14                                                                            250             250
  Textron Financial Corp., 7.125%, 12/09/04                                                              50              50
  Textron Financial Corp., 6.00%, 11/20/09                                                              250             275
  Toyota Motor Credit Corp, 2.875%, 08/01/08                                                            100              98
                                                                                                                      9,282
ELECTRIC - 1.7%
  Alabama Power Co., 5.875%, 12/01/22 (f)                                                               100             104
  AmerenUE, 6.75%, 05/01/08                                                                             100             110
  Carolina Power & Light Co., 5.95%, 03/01/09 (f)                                                       125             134
  Dominion Resources Inc., 5.25%, 08/01/33 (f)                                                          100              99
  Duke Energy Corp., 5.625%, 11/30/12 (f)                                                               150             157
  Florida Power & Light Co., 6.00%, 06/01/08 (f)                                                        100             108
  FPL Group Capital Inc., 7.625%, 09/15/06 (f)                                                          100             108
  FPL Group Capital Inc., 7.375%, 06/01/09 (f)                                                          100             114
  Hydro Quebec, 8.00%, 02/01/13 (f)                                                                     100             125
  Hydro Quebec, 7.50%, 04/01/16 (f)                                                                     100             124
  Midamerican Energy Co., 6.75%, 12/30/31 (l)                                                            50              57
  Northern States Power Co., 8.00%, 08/28/12 (f)                                                        100             122
  Ohio Power Co, 5.50%, 02/15/13 (f)                                                                    100             105
  Oncor Electric Delivery Co., 6.375%, 01/15/15 (f)                                                     300             331
  Peco Energy Co., 4.75%, 10/01/12 (f)                                                                  100             102
  PPL Electric Utilities Corp., 6.25%, 08/15/09 (f)                                                     100             110
  Public Service Electric & Gas, 4.00%, 11/01/08                                                        125             126
  SCANA Corp., 6.875%, 05/15/11                                                                          75              85
  Southern California Edison Co., 6.00%, 01/15/34                                                        75              78
  Virginia Electric and Power Co, 4.75%, 03/01/13                                                        50              50
  Wisconsin Energy Corp., 6.50%, 04/01/11                                                               100             111
                                                                                                                      2,460
ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
  Emerson Electric Co., 5.00%, 12/15/14 (l)                                                             100             102


ENVIRONMENTAL CONTROL - 0.1%
  Waste Management Inc., 6.50%, 11/15/08                                                                150             164


FOOD - 1.1%
  Campbell Soup Co., 5.00%, 12/03/12 (f)                                                                150             155
  ConAgra Foods Inc., 7.875%, 09/15/10 (f)                                                              200             236
  Grand Metropolitan Investment Corp., 8.00%, 09/15/22 (f)                                              100             128
  HJ Heinz Finance Co., 6.625%, 07/15/11 (f)                                                            200             225
  Kellogg Co., 2.875%, 06/01/08 (f)                                                                     250             245
  Kraft Foods Inc., 4.625%, 11/01/06 (f)                                                                 50              51
  Kraft Foods Inc., 5.25%, 06/01/07 (f)                                                                 100             105
  Nabisco Inc., 7.05%, 07/15/07 (f)                                                                     200             219
  Sara Lee Corp., 6.25%, 09/15/11                                                                        75              83
  Unilever Capital Corp., 7.125%, 11/01/10                                                              100             116
                                                                                                                      1,563
FOREST PRODUCTS & PAPER - 0.2%
  International Paper Co., 3.80%, 04/01/08 (f)                                                          260             260


GAS - 0.2%
  KeySpan Corp, 6.15%, 06/01/06 (f)                                                                     100             104
  Sempra Energy, 4.75%, 05/15/09 (l)                                                                    200             207
                                                                                                                        311
HEALTHCARE - 0.1%
  Baxter International Inc, 4.625%, 03/15/15 (f)                                                         75              71
  UnitedHealth Group Inc., 7.50%, 11/15/05                                                               85              90
                                                                                                                        161
INSURANCE - 0.9%
  Aegon NV, 4.75%, 06/01/13 (f)                                                                         150             149
  Allstate Corp., 6.125%, 02/15/12 (f)                                                                   75              82
  Allstate Corp., 5.35%, 06/01/33 (f)                                                                    75              69
  American International Group Inc., 4.25%, 05/15/13 (l)                                                100              96
  Chubb Corp, 5.20%, 04/01/13 (f)                                                                       100             102
  GE Global Insurance Holding Corp., 7.00%, 02/15/26 (f)                                                150             164
  Hartford Life Inc., 7.65%, 06/15/27 (f)                                                                75              92
  John Hancock Financial Services Inc., 5.625%, 12/01/08 (f)                                            250             267
  Marsh & McLennan Cos Inc., 3.625%, 02/15/08 (f)                                                       100             100
  Metlife Inc., 5.00%, 11/24/13 (l)                                                                     100             101
  Travelers Property Casualty Corp., 6.75%, 11/15/06                                                    100             108
                                                                                                                      1,330
INVESTMENT COMPANIES - 0.2%
  Credit Suisse First Boston USA Inc., 5.875%, 08/01/06 (f)                                             100             105
  Credit Suisse First Boston USA Inc., 6.125%, 11/15/11 (f)                                             100             109
  Credit Suisse First Boston USA Inc., 7.125%, 07/15/32 (f)                                             100             117
                                                                                                                        331
MACHINERY - 0.1%
  Caterpillar Inc., 7.30%, 05/01/31 (f)                                                                 100             123
  Deere & Co., 8.10%, 05/15/30 (f)                                                                       70              93
                                                                                                                        216
MANUFACTURING - 0.2%
  Honeywell International Inc., 6.125%, 11/01/11 (f)                                                    100             110
  Tyco International Group SA, 6.125%, 01/15/09                                                         150             163
                                                                                                                        273
MEDIA - 0.9%
  AOL Time Warner Inc., 6.125%, 04/15/06 (f)                                                            200             209
  AT&T Broadband Corp., 8.375%, 03/15/13 (f)                                                            250             304
  COX Communications Inc, 7.875%, 08/15/09 (f)                                                          150             167
  Liberty Media Corp., 8.50%, 07/15/29 (f)                                                               50              57
  News America Inc., 7.30%, 04/30/28 (f)                                                                 50              56
  Time Warner Entertainment Co. LP, 7.25%, 09/01/08                                                     250             277
  Time Warner Inc., 6.625%, 05/15/29                                                                    100             103
  Viacom Inc., 7.875%, 07/30/30                                                                         125             153
  Walt Disney Co, 7.00%, 03/01/32 (l)                                                                    50              56
                                                                                                                      1,382
MINING - 0.3%
  Alcan Inc., 4.875%, 09/15/12 (f)                                                                       50              51
  Alcoa Inc., 6.50%, 06/01/11 (f)                                                                       125             140
  Alcoa Inc., 5.375%, 01/15/13 (f)                                                                       50              53
  BHP Billiton Finance USA Ltd, 4.80%, 04/15/13 (l)                                                     200             202
                                                                                                                        446
OIL & GAS PRODUCERS - 1.1%
  Anadarko Petroleum Corp., 3.25%, 05/01/08 (f)                                                         250             248
  Apache Corp., 7.95%, 04/15/26 (f)                                                                      50              64
  Conoco Funding Co., 7.25%, 10/15/31 (f)                                                                75              90
  ConocoPhillips, 4.75%, 10/15/12 (f)                                                                   150             152
  ConocoPhillips, 6.65%, 07/15/18                                                                        75              86
  Marathon Oil Corp., 6.125%, 03/15/12 (f)                                                              200             217
  Norsk Hydro ASA, 6.36%, 01/15/09 (f)                                                                  250             273
  Pemex Project Funding Master Trust, 8.625%, 02/01/22 (f)                                               75              85
  Suncor Energy Inc., 5.95%, 12/01/34                                                                   100             103
  Texaco Capital Inc., 8.625%, 11/15/31                                                                 100             143
  XTO Energy Inc., 4.90%, 02/01/14 (l)                                                                   75              75
                                                                                                                      1,536
OIL & GAS SERVICES - 0.1%
  Baker Hughes Inc., 6.25%, 01/15/09 (f)                                                                150             164


PHARMACEUTICALS - 0.4%
  Bristol-Myers Squibb Co., 5.75%, 10/01/11 (f)                                                         100             107
  Bristol-Myers Squibb Co., 5.25%, 08/15/13 (f)                                                         100             104
  Cardinal Health Inc., 6.75%, 02/15/11 (l)                                                              75              81
  Pharmacia Corp., 6.60%, 12/01/28 (l)                                                                  100             115
  Schering-Plough Corp, 6.50%, 12/01/33                                                                  50              54
  Wyeth, 5.50%, 03/15/13                                                                                100             102
                                                                                                                        563
PIPELINES - 0.1%
  Consolidated Natural Gas Co., 6.80%, 12/15/27 (f)                                                      50              55
  Kinder Morgan Energy Partners LP, 5.00%, 12/15/13 (f)                                                  75              74
                                                                                                                        129
REAL ESTATE - 0.2%
  Simon Property Group LP, 7.125%, 02/09/09                                                             200             224


RETAIL - 0.7%
  CVS Corp., 5.625%, 03/15/06 (f)                                                                       300             311
  Federated Department Stores, 6.90%, 04/01/29 (f)                                                      100             110
  Kohl's Corp, 7.25%, 06/01/29 (f)                                                                       75              88
  Lowe's Cos. Inc., 6.875%, 02/15/28 (f)                                                                 75              86
  McDonald's Corp., 5.95%, 01/15/08 (f)                                                                 100             107
  Target Corp, 7.00%, 07/15/31                                                                          100             119
  Target Corp., 5.50%, 04/01/07                                                                          75              79
  Wal-Mart Stores Inc., 4.55%, 05/01/13 (l)                                                             100             101
  Wal-Mart Stores Inc., 7.55%, 02/15/30                                                                  50              64
                                                                                                                      1,065
SAVINGS & LOANS - 0.3%
  Washington Mutual Inc., 4.375%, 01/15/08                                                              250             256
  Washington Mutual Inc., 4.00%, 01/15/09                                                               150             150
                                                                                                                        406
SOFTWARE - 0.1%
  First Data Corp., 5.625%, 11/01/11 (f)                                                                200             214


TELECOMMUNICATIONS - 1.4%
  Alltel Corp., 7.875%, 07/01/32 (f)                                                                     50              62
  BellSouth Corp., 6.875%, 10/15/31 (f)                                                                 200             218
  Deutsche Telekom International Finance BV, 8.50%, 06/15/10 (f)                                        400             479
  GTE Corp., 6.94%, 04/15/28 (f)                                                                         50              54
  GTE North Inc., 5.65%, 11/15/08 (f)                                                                   150             159
  SBC Communications Inc., 5.875%, 02/01/12                                                             100             107
  Southwestern Bell Telephone Co., 7.00%, 07/01/15                                                      100             113
  Sprint Capital Corp., 6.00%, 01/15/07                                                                 150             159
  Sprint Capital Corp., 6.875%, 11/15/28                                                                 75              79
  Telecom Italia Capital SA, 6.375%, 11/15/33 (e) (l)                                                    50              52
  Telefonica Europe BV, 8.25%, 09/15/30 (l)                                                             100             130
  TELUS Corp., 7.50%, 06/01/07                                                                          125             137
  Verizon Global Funding Corp., 7.25%, 12/01/10                                                         250             288
  Verizon Global Funding Corp., 7.75%, 12/01/30                                                          50              60
                                                                                                                      2,097
TRANSPORTATION - 0.4%
  Burlington Northern Santa Fe Corp., 5.90%, 07/01/12 (f)                                               150             162
  Norfolk Southern Corp., 7.25%, 02/15/31 (f)                                                            75              87
  Union Pacific Corp., 6.625%, 02/01/08                                                                 250             272
                                                                                                                        521
WIRELESS TELECOMMUNICATIONS - 0.5%
  AT&T Wireless Services Inc., 7.50%, 05/01/07 (f)                                                      250             275
  Verizon Wireless Capital LLC, 5.375%, 12/15/06                                                        200             209
  Vodafone Group Plc, 7.75%, 02/15/10                                                                   200             235
                                                                                                                        719
  Total Corporate Bonds (cost $41,898)                                                                               42,437
GOVERNMENT SECURITIES - 66.8%
BANKS - 0.3%
  International Bank for Reconstruction & Development, 4.375%, 09/28/06 (f)                             300             309


DIVERSIFIED FINANCIAL SERVICES - 1.2%
  Federal National Mortgage Association, 6.00%, 08/01/34                                              1,692           1,752


SOVEREIGN - 1.5%
  Canadian Government, 6.75%, 08/28/06 (l)                                                              100             108
  Chile Government International Bond, 5.50%, 01/15/13 (f)                                              100             104
  Export Development Canada, 2.75%, 12/12/05 (f)                                                        100             100
  Financement-Quebec, 5.00%, 10/25/12 (f)                                                               100             104
  Inter-American Development Bank, 5.375%, 01/18/06 (f)                                                 100             104
  Inter-American Development Bank, 6.125%, 03/08/06 (f)                                                 100             105
  Nova Scotia Province, 5.75%, 02/27/12 (f)                                                             100             109
  Province of British Columbia, 4.625%, 10/03/06 (f)                                                    100             103
  Province of Quebec, 5.75%, 02/15/09 (f)                                                               125             135
  Province of Quebec, 7.50%, 07/15/23 (f)                                                               100             127
  Republic of Italy, 2.50%, 03/31/06 (f)                                                                100             100
  Republic of Italy, 4.375%, 06/15/13 (f)                                                               100             100
  Republic of Italy, 5.375%, 06/15/33 (f)                                                               100              99
  Republic of Korea, 8.875%, 04/15/08 (f)                                                               300             352
  State of Israel, 4.625%, 06/15/13 (f)                                                                  75              72
  United Mexican States, 6.375%, 01/16/13 (f)                                                           150             158
  United Mexican States, 7.50%, 04/08/33 (f)                                                            250             263
                                                                                                                      2,243
U.S. GOVERNMENT AGENCIES - 43.6%
  Federal Home Loan Bank, 2.95%, 09/14/06                                                               100             100
  Federal Home Loan Mortgage Corp., 4.00%, TBA (c)                                                      900             878
  Federal Home Loan Mortgage Corp., 4.50%, TBA (c)                                                    1,200           1,195
  Federal Home Loan Mortgage Corp., 4.50%, TBA (c)                                                      900             867
  Federal Home Loan Mortgage Corp., 5.00%, TBA (c)                                                    3,600           3,655
  Federal Home Loan Mortgage Corp., 5.00%, TBA (c)                                                    2,500           2,475
  Federal Home Loan Mortgage Corp., 5.50%, TBA (c)                                                    1,200           1,239
  Federal Home Loan Mortgage Corp., 5.50%, TBA (c)                                                    3,600           3,648
  Federal Home Loan Mortgage Corp., 6.00%, TBA (c)                                                    3,300           3,407
  Federal Home Loan Mortgage Corp., 6.00%, TBA (c)                                                    1,500           1,571
  Federal Home Loan Mortgage Corp., 6.50%, TBA (c)                                                      500             524
  Federal Home Loan Mortgage Corp., 2.125%, 11/15/05 (l)                                                300             299
  Federal Home Loan Mortgage Corp., 2.50%, 12/15/05 (f) (l)                                           1,400           1,401
  Federal Home Loan Mortgage Corp., 2.00%, 02/27/06                                                     100              99
  Federal Home Loan Mortgage Corp., 2.50%, 03/15/06 (f) (l)                                           2,020           2,017
  Federal Home Loan Mortgage Corp., 2.75%, 08/15/06 (l)                                               2,360           2,359
  Federal Home Loan Mortgage Corp., 2.375%, 02/15/07 (l)                                              2,500           2,467
  Federal Home Loan Mortgage Corp., 2.875%, 05/15/07 (l)                                                750             747
  Federal Home Loan Mortgage Corp., 3.30%, 09/14/07                                                     100             100
  Federal Home Loan Mortgage Corp., 4.25%, 05/04/09 (l)                                                 200             201
  Federal Home Loan Mortgage Corp., 4.125%, 09/01/09                                                    100             100
  Federal Home Loan Mortgage Corp., 5.75%, 05/15/12 (l)                                                 655             714
  Federal Home Loan Mortgage Corp., 5.125%, 07/15/12                                                     98             103
  Federal Home Loan Mortgage Corp., 4.625%, 05/28/13                                                     75              74
  Federal Home Loan Mortgage Corp., 6.50%, 06/01/14                                                     243             257
  Federal Home Loan Mortgage Corp., 7.00%, 06/01/15                                                      18              19
  Federal Home Loan Mortgage Corp., 7.00%, 08/01/15                                                      67              71
  Federal Home Loan Mortgage Corp., 7.00%, 11/01/15                                                       3               3
  Federal Home Loan Mortgage Corp., 7.00%, 11/01/16                                                     197             209
  Federal Home Loan Mortgage Corp., 6.00%, 12/01/16                                                     110             115
  Federal Home Loan Mortgage Corp., 4.50%, 01/01/18                                                      84              84
  Federal Home Loan Mortgage Corp., 5.50%, 04/01/18                                                      61              63
  Federal Home Loan Mortgage Corp., 4.00%, 05/01/19                                                      74              72
  Federal Home Loan Mortgage Corp., 5.00%, 07/01/19                                                     180             183
  Federal Home Loan Mortgage Corp., 6.50%, 12/01/28                                                     161             169
  Federal Home Loan Mortgage Corp., 6.50%, 05/01/29                                                      60              63
  Federal Home Loan Mortgage Corp., 6.50%, 03/01/31                                                      74              77
  Federal Home Loan Mortgage Corp., 6.75%, 03/15/31                                                     300             356
  Federal Home Loan Mortgage Corp., 7.00%, 06/01/31                                                      43              45
  Federal Home Loan Mortgage Corp., 7.50%, 11/01/31                                                     403             432
  Federal Home Loan Mortgage Corp., 7.50%, 04/01/32                                                     579             621
  Federal Home Loan Mortgage Corp., 6.25%, 07/15/32 (l)                                                 125             141
  Federal Home Loan Mortgage Corp., 5.50%, 04/01/33                                                     250             254
  Federal Home Loan Mortgage Corp., 6.00%, 04/01/33                                                      17              17
  Federal Home Loan Mortgage Corp., 4.50%, 10/01/33                                                      10              10
  Federal National Mortgage Association, 4.50%, TBA (c)                                               1,000             996
  Federal National Mortgage Association, 4.50%, TBA (c)                                               2,500           2,491
  Federal National Mortgage Association, 5.00%, TBA (c)                                               3,000           2,968
  Federal National Mortgage Association, 5.00%, TBA (c)                                               2,200           2,234
  Federal National Mortgage Association, 5.50%, TBA (c)                                               4,000           4,053
  Federal National Mortgage Association, 5.50%, TBA (c)                                               1,400           1,446
  Federal National Mortgage Association, 6.50%, TBA (c)                                               1,000           1,049
  Federal National Mortgage Association, 2.25%, 02/28/06 (f)                                            150             149
  Federal National Mortgage Association, 3.41%, 08/30/07 (f)                                            100             100
  Federal National Mortgage Association, 3.50%, 10/15/07 (l)                                            350             350
  Federal National Mortgage Association, 3.25%, 01/15/08 (f)                                            330             329
  Federal National Mortgage Association, 2.50%, 06/15/08 (f) (l)                                        655             634
  Federal National Mortgage Association, 3.25%, 08/15/08 (l)                                            275             273
  Federal National Mortgage Association, 6.625%, 09/15/09 (f)                                           900           1,014
  Federal National Mortgage Association, 5.375%, 11/15/11 (l)                                           150             160
  Federal National Mortgage Association, 4.625%, 10/15/13 (l)                                           485             488
  Federal National Mortgage Association, 4.125%, 04/15/14 (l)                                           400             385
  Federal National Mortgage Association, 6.50%, 02/01/16 (f)                                            127             134
  Federal National Mortgage Association, 6.00%, 06/01/16 (f)                                            200             210
  Federal National Mortgage Association, 6.50%, 09/01/16 (f)                                             36              38
  Federal National Mortgage Association, 6.50%, 10/01/16 (f)                                             67              71
  Federal National Mortgage Association, 6.50%, 12/01/16 (f)                                              3               3
  Federal National Mortgage Association, 5.50%, 03/01/17 (f)                                             64              66
  Federal National Mortgage Association, 5.00%, 10/01/17 (f)                                             93              94
  Federal National Mortgage Association, 4.00%, 10/01/18 (f)                                            172             168
  Federal National Mortgage Association, 6.25%, 05/15/29 (l)                                            450             502
  Federal National Mortgage Association, 7.00%, 02/01/31 (f)                                            294             312
  Federal National Mortgage Association, 5.50%, 01/01/32 (f)                                            447             455
  Federal National Mortgage Association, 6.50%, 07/01/32 (f)                                            182             191
  Federal National Mortgage Association, 6.00%, 02/01/33 (f)                                            472             489
  Federal National Mortgage Association, 4.50%, 11/01/33 (f)                                            669             645
  Federal National Mortgage Association, 5.00%, 06/01/34 (f)                                            298             295
  Federal National Mortgage Association, 5.50%, 07/01/34 (f)                                          1,746           1,771
  Federal National Mortgage Association, 6.50%, 07/01/34 (f)                                          1,696           1,779
  Freddie Mac, 3.00%, 09/29/06                                                                          200             200
  Government National Mortgage Association, 5.50%, TBA (c)                                            1,000           1,017
  Government National Mortgage Association, 6.00%, TBA (c)                                            1,000           1,036
  Government National Mortgage Association, 8.00%, 04/15/30 (f)                                          66              72
  Government National Mortgage Association, 8.50%, 06/15/30 (f)                                          74              82
  Government National Mortgage Association, 8.50%, 12/15/30 (f)                                           3               4
  Government National Mortgage Association, 6.50%, 01/15/32 (f)                                         295             312
  Government National Mortgage Association, 6.00%, 10/15/32 (f)                                         278             288
  Government National Mortgage Association, 5.50%, 07/15/33 (f)                                         757             771
                                                                                                                     63,632
U.S. TREASURY SECURITIES - 20.2%
  U.S. Treasury Bond, 2.50%, 05/31/06 (l)                                                               650             650
  U.S. Treasury Bond, 11.25%, 02/15/15 (l)                                                              500             795
  U.S. Treasury Bond, 8.75%, 05/15/17 (l)                                                               715           1,009
  U.S. Treasury Bond, 8.875%, 08/15/17 (f) (l)                                                        1,120           1,598
  U.S. Treasury Bond, 8.875%, 02/15/19 (f) (l) (m)                                                      505             729
  U.S. Treasury Bond, 8.00%, 11/15/21 (l)                                                               980           1,347
  U.S. Treasury Bond, 7.125%, 02/15/23 (l)                                                              735             937
  U.S. Treasury Bond, 6.875%, 08/15/25 (l)                                                              290             364
  U.S. Treasury Bond, 6.75%, 08/15/26 (l)                                                               200             248
  U.S. Treasury Bond, 6.50%, 11/15/26 (f) (l)                                                           760             919
  U.S. Treasury Bond, 6.375%, 08/15/27 (l)                                                              420             502
  U.S. Treasury Bond, 5.25%, 02/15/29 (l)                                                               995           1,036
  U.S. Treasury Bond, 6.25%, 05/15/30 (l)                                                               150             178
  U.S. Treasury Note, 1.875%, 12/31/05 (l)                                                              850             846
  U.S. Treasury Note, 4.625%, 05/15/06 (f) (l)                                                        2,600           2,690
  U.S. Treasury Note, 4.375%, 05/15/07 (l)                                                            1,380           1,435
  U.S. Treasury Note, 3.25%, 08/15/07 (l)                                                               320             324
  U.S. Treasury Note, 5.50%, 05/15/09 (l)                                                               310             340
  U.S. Treasury Note, 6.50%, 02/15/10 (l)                                                             3,245           3,723
  U.S. Treasury Note, 5.75%, 08/15/10 (l)                                                             2,075           2,313
  U.S. Treasury Note, 5.00%, 08/15/11 (l)                                                               500             537
  U.S. Treasury Note, 4.875%, 02/15/12 (l)                                                            1,095           1,167
  U.S. Treasury Note, 4.375%, 08/15/12 (l)                                                            1,705           1,758
  U.S. Treasury Note, 3.875%, 02/15/13 (l)                                                              925             919
  U.S. Treasury Note, 3.625%, 05/15/13 (l)                                                            1,850           1,805
  U.S. Treasury Note, 8.125%, 05/15/21 (l)                                                              935           1,295
                                                                                                                     29,464
  Total Government Securities (cost $96,698)                                                                         97,400
MUNICIPALS - 0.2%
MUNICIPALS - 0.2%
  Illinois St Taxable Pension, 5.10%, 06/01/33                                                          200             191
  New Jersey State Turnpike Authority, 4.252%, 01/01/16                                                 100              96
                                                                                                                        287
  Total Municipals (cost $278)                                                                                          287
SHORT TERM INVESTMENTS - 27.3%
COMMERCIAL PAPER - 26.0%
  AIG Funding Inc., 1.71%, 10/20/04                                                                   4,000           3,997
  American Honda Finance Corp., 1.66%, 10/18/04                                                       4,000           3,997
  Caterpillar Financial Services, 1.71%, 10/20/04                                                     4,000           3,996
  E.I. du Pont de Nemours & Co., 1.66%, 10/14/04                                                      4,000           3,998
  General Electric Capital Corp., 1.70%, 10/18/04                                                     4,000           3,997
  International Business Machines Corp., 1.63%, 10/04/04                                              3,000           3,000
  International Lease Finance Corp., 1.70%, 10/26/04                                                  4,000           3,995
  JPMorgan Chase & Co., 1.74%, 10/21/04                                                               4,000           3,996
  Metlife Funding Inc., 1.73%, 10/08/04                                                               4,000           3,999
  UBS Finance LLC, 6.47%, 10/25/04                                                                    3,000           2,995
                                                                                                                     37,969
MONEY MARKET FUNDS - 1.3%
  Dreyfus Cash Management Plus, 1.50% (a)                                                             1,814           1,814

  Total Short Term Investments (cost $39,783)                                                                        39,783
TOTAL INVESTMENTS - 123.4% (COST $178,657)                                                                          179,907
------------------------------------------

OTHER ASSETS AND LIABILITIES, NET -  (23.4%)                                                                       (34,094)
--------------------------------------------

TOTAL NET ASSETS - 100%                                                                                            $145,813
-----------------------

JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND
COMMON STOCKS - 96.8%
ADVERTISING - 0.0%
  Interpublic Group of Cos. Inc. (b)                                                                      6             $64


AEROSPACE & DEFENSE - 1.3%
  Lockheed Martin Corp.                                                                                  23           1,268
  Northrop Grumman Corp.                                                                                 20           1,088
  Raytheon Co.                                                                                            4             150
                                                                                                                      2,506
AGRICULTURE - 0.5%
  Archer-Daniels-Midland Co.                                                                             63           1,061


AIRLINES - 0.1%
  Southwest Airlines Co.                                                                                 11             156


AUTO MANUFACTURERS - 0.9%
  Ford Motor Co. (l)                                                                                     62             874
  General Motors Corp. (l)                                                                               12             494
  Navistar International Corp. (b)                                                                        1              52
  PACCAR Inc.                                                                                             3             205
                                                                                                                      1,625
AUTO PARTS & EQUIPMENT - 0.1%
  Cooper Tire & Rubber Co.                                                                                2              30
  Dana Corp.                                                                                              6             108
                                                                                                                        138
BANKS - 7.6%
  Bank of America Corp.                                                                                  86           3,745
  Fifth Third Bancorp.                                                                                   17             845
  First Horizon National Corp.                                                                           12             538
  Huntington Bancshares Inc.                                                                             39             972
  Marshall & Ilsley Corp.                                                                                 2              89
  National City Corp.                                                                                     2              58
  North Fork Bancorp. Inc. (l)                                                                           24           1,071
  Regions Financial Corp.                                                                                 8             248
  State Street Corp.                                                                                      6             239
  SunTrust Banks Inc.                                                                                    17           1,218
  US Bancorp.                                                                                             5             145
  Wachovia Corp.                                                                                         36           1,710
  Wells Fargo & Co.                                                                                      41           2,460
                                                                                                                     13,338
BEVERAGES - 3.3%
  Anheuser-Busch Cos. Inc.                                                                               15             762
  Brown-Forman Corp. - Class B                                                                            2              95
  Coca-Cola Co.                                                                                          61           2,461
  Coca-Cola Enterprises Inc.                                                                             15             290
  PepsiCo Inc.                                                                                           46           2,227
                                                                                                                      5,835
BIOTECHNOLOGY - 1.1%
  Amgen Inc. (b)                                                                                         20           1,143
  Biogen Idec Inc. (b)                                                                                    5             294
  Chiron Corp. (b)                                                                                        3             130
  Genzyme Corp. (b)                                                                                       4             192
  Medimmune Inc. (b)                                                                                      4             100
                                                                                                                      1,859
BUILDING MATERIALS - 0.0%
  Vulcan Materials Co.                                                                                    2              87


CHEMICALS - 2.7%
  Ashland Inc.                                                                                            1              39
  Dow Chemical Co.                                                                                       35           1,569
  E.I. du Pont de Nemours & Co.                                                                          35           1,493
  Eastman Chemical Co.                                                                                    1              52
  Engelhard Corp.                                                                                         2              60
  International Flavors & Fragrances Inc.                                                                 1              50
  PPG Industries Inc.                                                                                    16           1,005
  Rohm & Haas Co.                                                                                        10             431
                                                                                                                      4,697
COMMERCIAL SERVICES - 0.8%
  Apollo Group Inc. (b)                                                                                   5             377
  Cendant Corp.                                                                                          26             565
  Deluxe Corp.                                                                                            1              33
  H&R Block Inc.                                                                                          5             252
  R.R. Donnelley & Sons Co.                                                                               3             105
                                                                                                                      1,332
COMPUTERS - 3.6%
  Affiliated Computer Services Inc. - Class A (b)                                                         3             173
  Apple Computer Inc. (b)                                                                                 3             132
  Dell Inc. (b)                                                                                          43           1,514
  EMC Corp. (b)                                                                                         114           1,321
  Hewlett-Packard Co.                                                                                     4              70
  International Business Machines Corp.                                                                  36           3,113
  Sun Microsystems Inc. (b)                                                                               -               -
                                                                                                                      6,323
COSMETICS & PERSONAL CARE - 2.7%
  Avon Products Inc.                                                                                     15             643
  Colgate-Palmolive Co.                                                                                  12             530
  Gillette Co.                                                                                           34           1,414
  Procter & Gamble Co.                                                                                   42           2,252
                                                                                                                      4,839
DIVERSIFIED FINANCIAL SERVICES - 7.5%
  American Express Co.                                                                                    3             178
  Bear Stearns Cos. Inc.                                                                                  2             192
  Charles Schwab Corp.                                                                                   85             777
  Citigroup Inc.                                                                                         95           4,206
  Fannie Mae                                                                                             16           1,008
  Freddie Mac                                                                                             7             434
  Goldman Sachs Group Inc.                                                                               17           1,560
  JPMorgan Chase & Co.                                                                                   37           1,483
  Merrill Lynch & Co. Inc.                                                                               15             721
  Morgan Stanley                                                                                         30           1,462
  SLM Corp.                                                                                              26           1,148
                                                                                                                     13,169
ELECTRIC - 1.6%
  Ameren Corp. (l)                                                                                       11             489
  Centerpoint Energy Inc.                                                                                 4              46
  Constellation Energy Group Inc.                                                                         6             247
  Edison International                                                                                    5             127
  Exelon Corp.                                                                                           14             524
  FPL Group Inc.                                                                                          2             150
  PG&E Corp. (b)                                                                                          6             192
  Southern Co.                                                                                           17             504
  TXU Corp.                                                                                              11             527
                                                                                                                      2,806
ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
  Molex Inc.                                                                                              8             232


ELECTRONICS - 1.6%
  Agilent Technologies Inc. (b)                                                                          40             871
  Parker Hannifin Corp.                                                                                  17           1,001
  PerkinElmer Inc.                                                                                        5              79
  Tektronix Inc.                                                                                         26             865
                                                                                                                      2,816
FOOD - 0.4%
  General Mills Inc.                                                                                      6             251
  WM.Wrigley Jr. Co.                                                                                      7             437
                                                                                                                        688
FOREST PRODUCTS & PAPER - 0.1%
  Plum Creek Timber Co. Inc.                                                                              2              87
  Temple-Inland Inc.                                                                                      1              53
                                                                                                                        140
HEALTHCARE - 6.2%
  Aetna Inc.                                                                                             11           1,114
  Bausch & Lomb Inc.                                                                                     14             910
  Biomet Inc.                                                                                            21             980
  Boston Scientific Corp. (b)                                                                            16             626
  Johnson & Johnson                                                                                      62           3,496
  Medtronic Inc.                                                                                         36           1,865
  Stryker Corp.                                                                                           -              14
  Tenet Healthcare Corp. (b)                                                                              7              80
  UnitedHealth Group Inc.                                                                                13             969
  WellPoint Health Networks Inc. (b)                                                                      8             801
  Zimmer Holdings Inc. (b)                                                                                -              16
                                                                                                                     10,871
HOME BUILDERS - 0.3%
  KB Home                                                                                                 3             211
  Pulte Homes Inc.                                                                                        4             258
                                                                                                                        469
INSURANCE - 5.5%
  AFLAC Inc.                                                                                              1              28
  Allstate Corp.                                                                                         29           1,378
  AMBAC Financial Group Inc.                                                                              1              72
  American International Group Inc.                                                                      46           3,153
  Chubb Corp.                                                                                            13             935
  Cincinnati Financial Corp.                                                                             24             995
  Loews Corp.                                                                                             3             164
  Marsh & McLennan Cos. Inc.                                                                             25           1,141
  Progressive Corp.                                                                                       2             171
  Prudential Financial Inc.                                                                              26           1,207
  St. Paul Cos. Inc.                                                                                     12             407
                                                                                                                      9,651
INTERNET - 1.1%
  eBay Inc. (b)                                                                                          11           1,017
  Yahoo! Inc. (b)                                                                                        26             879
                                                                                                                      1,896
IRON & STEEL - 0.1%
  Nucor Corp.                                                                                             1             100
  United States Steel Corp.                                                                               2              68
                                                                                                                        168
LEISURE TIME - 0.7%
  Brunswick Corp.                                                                                        15             682
  Sabre Holdings Corp.                                                                                   21             503
                                                                                                                      1,185
LODGING - 1.1%
  Marriott International Inc. - Class A                                                                  21           1,102
  Starwood Hotels & Resorts Worldwide Inc.                                                               19             896
                                                                                                                      1,998
MACHINERY - 1.3%
  Caterpillar Inc.                                                                                        3             271
  Deere & Co.                                                                                            17           1,075
  Rockwell Automation Inc.                                                                               25             971
                                                                                                                      2,317
MANUFACTURING - 5.1%
  3M Co.                                                                                                 19           1,544
  Danaher Corp. (l)                                                                                       8             419
  Dover Corp.                                                                                            10             396
  Eaton Corp.                                                                                            16             989
  General Electric Capital Corp.                                                                        140           4,702
  Ingersoll-Rand Co. - Class A                                                                           12             784
  Tyco International Ltd.                                                                                 6             175
                                                                                                                      9,009
MEDIA - 3.5%
  Clear Channel Communications Inc.                                                                      17             533
  Comcast Corp. - Class A (b)                                                                            43           1,204
  McGraw-Hill Cos. Inc.                                                                                   -               4
  Meredith Corp. (l)                                                                                     15             781
  Time Warner Inc. (b)                                                                                   72           1,158
  Tribune Co.                                                                                             1              22
  Univision Communications Inc. (b)                                                                      18             575
  Viacom Inc. - Class B                                                                                  10             329
  Walt Disney Co.                                                                                        68           1,524
                                                                                                                      6,130
METAL FABRICATION & HARDWARE - 0.0%
  Worthington Industries                                                                                  2              36


MINING - 0.5%
  Alcoa Inc.                                                                                             13             441
  Freeport-McMoRan Copper & Gold Inc.                                                                     2              97
  Newmont Mining Corp.                                                                                    7             298
  Phelps Dodge Corp. (l)                                                                                  1             129
                                                                                                                        965
OIL & GAS PRODUCERS - 5.6%
  Apache Corp.                                                                                            9             436
  ChevronTexaco Corp.                                                                                    49           2,638
  ConocoPhillips                                                                                          2             166
  EOG Resources Inc.                                                                                      5             296
  Exxon Mobil Corp.                                                                                     102           4,906
  Kerr-McGee Corp.                                                                                        5             312
  Nabors Industries Ltd. (b)                                                                             22           1,018
  Rowan Cos. Inc. (b) (l)                                                                                 6             158
  Unocal Corp.                                                                                            -              13
                                                                                                                      9,944
OIL & GAS SERVICES - 0.5%
  Baker Hughes Inc.                                                                                       3             148
  BJ Services Co.                                                                                         8             425
  Halliburton Co.                                                                                         7             228
                                                                                                                        801
PACKAGING & CONTAINERS - 0.0%
  Ball Corp.                                                                                              2              75


PHARMACEUTICALS - 5.8%
  Abbott Laboratories                                                                                    25           1,061
  AmerisourceBergen Corp. (l)                                                                            14             768
  Bristol-Myers Squibb Co.                                                                                -               1
  Cardinal Health Inc.                                                                                   11             473
  Eli Lilly & Co.                                                                                        20           1,196
  Forest Laboratories Inc. (b)                                                                            4             166
  Gilead Sciences Inc. (b)                                                                                7             254
  Hospira Inc. (b)                                                                                        3              95
  Merck & Co. Inc.                                                                                       17             577
  Pfizer Inc.                                                                                           153           4,679
  Watson Pharmaceuticals Inc. (b)                                                                         3              82
  Wyeth                                                                                                  21             793
                                                                                                                     10,145
PIPELINES - 0.1%
  El Paso Corp.                                                                                           9              86
  Williams Cos. Inc.                                                                                      9             105
                                                                                                                        191
REAL ESTATE - 0.3%
  Apartment Investment & Management Co.                                                                   2              52
  Equity Office Properties Trust                                                                          6             162
  Equity Residential                                                                                      4             130
  ProLogis                                                                                                3              95
  Simon Property Group Inc.                                                                               3             150
                                                                                                                        589
RETAIL - 7.1%
  Bed Bath & Beyond Inc. (b)                                                                              3             102
  Best Buy Co. Inc.                                                                                       9             466
  Costco Wholesale Corp.                                                                                 26           1,100
  CVS Corp.                                                                                              19             786
  Gap Inc.                                                                                               45             842
  Home Depot Inc.                                                                                        59           2,304
  Lowe's Cos. Inc.                                                                                        2              97
  May Department Stores Co.                                                                               3              69
  McDonald's Corp.                                                                                       19             530
  Nordstrom Inc.                                                                                         24             910
  RadioShack Corp.                                                                                        2              43
  Staples Inc.                                                                                           36           1,080
  Walgreen Co.                                                                                           15             550
  Wal-Mart Stores Inc.                                                                                   67           3,585
                                                                                                                     12,464
SEMICONDUCTORS - 3.1%
  Applied Materials Inc. (b)                                                                             64           1,054
  Intel Corp.                                                                                            69           1,388
  KLA-Tencor Corp. (b)                                                                                    2              75
  Linear Technology Corp.                                                                                21             761
  National Semiconductor Corp. (b)                                                                        3              54
  PMC - Sierra Inc. (b)                                                                                  82             720
  Teradyne Inc. (b) (l)                                                                                  20             272
  Texas Instruments Inc.                                                                                 54           1,151
                                                                                                                      5,475
SOFTWARE - 5.2%
  Adobe Systems Inc.                                                                                      2             103
  Computer Associates International Inc.                                                                 10             268
  First Data Corp.                                                                                        7             301
  Fiserv Inc. (b)                                                                                        25             878
  Microsoft Corp.                                                                                       170           4,703
  Oracle Corp. (b)                                                                                      161           1,822
  PeopleSoft Inc. (b)                                                                                     3              68
  Siebel Systems Inc. (b)                                                                                 7              56
  Veritas Software Corp. (b)                                                                             52             922
                                                                                                                      9,121
TELECOMMUNICATIONS - 1.8%
  AT&T Corp.                                                                                             12             175
  CenturyTel Inc.                                                                                        15             505
  Citizens Communications Co.                                                                             4              50
  Qwest Communications International Inc. (b)                                                            27              90
  SBC Communications Inc.                                                                                26             673
  Verizon Communications Inc.                                                                            41           1,619
                                                                                                                      3,112
TELECOMMUNICATIONS EQUIPMENT - 2.1%
  Andrew Corp. (b)                                                                                        7              82
  Avaya Inc. (b)                                                                                          6              89
  CIENA Corp. (b)                                                                                         8              16
  Cisco Systems Inc. (b)                                                                                 68           1,232
  Comverse Technology Inc. (b)                                                                           34             647
  Corning Inc. (b)                                                                                       15             170
  Lucent Technologies Inc. (b)                                                                          134             424
  Tellabs Inc. (b) (l)                                                                                  109             997
                                                                                                                      3,657
TEXTILES - 0.2%
  Cintas Corp.                                                                                            7             290


TOBACCO - 1.0%
  Altria Group Inc.                                                                                      32           1,526
  Reynolds American Inc.                                                                                  2             167
  UST Inc.                                                                                                2              85
                                                                                                                      1,778
TRANSPORTATION - 1.4%
  Burlington Northern Santa Fe Corp.                                                                      6             214
  CSX Corp.                                                                                               3              86
  FedEx Corp.                                                                                             4             382
  Norfolk Southern Corp.                                                                                  6             175
  Ryder System Inc.                                                                                       1              38
  Union Pacific Corp.                                                                                     4             233
  United Parcel Service Inc.                                                                             18           1,365
                                                                                                                      2,493
WIRELESS TELECOMMUNICATIONS - 1.2%
  AT&T Wireless Services Inc. (b)                                                                        41             600
  Nextel Communications Inc. (b)                                                                         53           1,270
  Qualcomm Inc.                                                                                           4             167
                                                                                                                      2,037
  Total Common Stocks (cost $168,399)                                                                               170,581
SHORT TERM INVESTMENTS - 3.2%
MONEY MARKET FUNDS - 3.0%
  Dreyfus Cash Management Plus, 1.50% (a)                                                             5,360           5,360


U.S. TREASURY BILLS - 0.2%
  U.S. Treasury Bill, 1.64%, 12/23/04 (m)                                                               300             299

  Total Short Term Investments (cost $5,659)                                                                          5,659
TOTAL INVESTMENTS - 100.0% (COST $174,058)                                                                          176,240
------------------------------------------

OTHER ASSETS AND LIABILITIES, NET - 0.0%                                                                                  0
----------------------------------------

TOTAL NET ASSETS - 100%                                                                                            $176,240
-----------------------

JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND
COMMON STOCKS - 97.6%
ADVERTISING - 0.3%
  Aegis Group Plc                                                                                        32             $56
  Asatsu-DK Inc.                                                                                          1              22
  Dentsu Inc.                                                                                             -             126
  Publicis Groupe                                                                                         4             109
  Telefonica Publicidad e Informacion SA                                                                  5              37
  WPP Group Plc                                                                                          33             304
                                                                                                                        654
AEROSPACE & DEFENSE - 0.5%
  BAE Systems Plc                                                                                        89             361
  Cobham Plc                                                                                              3              81
  European Aeronautic Defense and Space Co.                                                               7             187
  Finmeccanica SpA                                                                                      167             118
  Meggitt Plc                                                                                            12              52
  Rolls-Royce Group Plc                                                                                  44             202
  Sagem SA                                                                                                1              50
  Thales SA                                                                                               2              73
  Zodiac SA                                                                                               1              45
                                                                                                                      1,169
AIRLINES - 0.2%
  Air France                                                                                              3              54
  All Nippon Airways Co. Ltd.                                                                            14              45
  British Airways Plc (b)                                                                                17              64
  Cathay Pacific Airways Ltd.                                                                            31              53
  Deutsche Lufthansa AG (b)                                                                               7              77
  Iberia Lineas Aereas de Espana SA                                                                      12              34
  Japan Airlines System Corp. (b)                                                                        19              52
  Ryanair Holdings Plc (b)                                                                                1               5
  SAS AB (b)                                                                                              2              17
  Singapore Airlines Ltd.                                                                                16             104
                                                                                                                        505
ALTERNATIVE ENERGY - 0.0%
  Gamesa Corp. Tecnologica SA                                                                             3              48


APPAREL - 0.3%
  Adidas-Salomon AG                                                                                       1             183
  Benetton Group SpA                                                                                      2              22
  Gunze Ltd.                                                                                              5              22
  Hermes International                                                                                    -              52
  Onward Kashiyama Co. Ltd.                                                                               4              56
  Puma AG Rudolf Dassler Sport                                                                            -             130
  Tokyo Style Co. Ltd.                                                                                    2              23
  Wacoal Corp.                                                                                            3              29
  World Co. Ltd.                                                                                          1              33
  Yue Yuen Industrial Holdings                                                                           14              35
                                                                                                                        585
AUTO MANUFACTURERS - 3.4%
  DaimlerChrysler AG                                                                                     25           1,038
  Fiat SpA (b)                                                                                           16             114
  Hino Motors Ltd.                                                                                        7              49
  Honda Motor Co. Ltd.                                                                                   23           1,105
  Nissan Motor Co. Ltd.                                                                                  73             794
  Peugeot SA                                                                                              5             304
  Renault SA                                                                                              5             439
  Scania AB - Class B                                                                                     3              97
  Toyota Motor Corp.                                                                                     85           3,235
  Volkswagen AG                                                                                           7             250
  Volvo AB                                                                                                3             101
  Volvo AB                                                                                                7             235
                                                                                                                      7,761
AUTO PARTS & EQUIPMENT - 0.8%
  Aisin Seiki Co. Ltd.                                                                                    5             113
  Bridgestone Corp.                                                                                      19             353
  Compagnie Generale des Etablissements Michelin - Class B                                                4             212
  Continental AG                                                                                          4             192
  Denso Corp.                                                                                            15             363
  GKN Plc                                                                                                21              82
  Koyo Seiko Co. Ltd.                                                                                     3              34
  NGK Spark Plug Co. Ltd.                                                                                 5              52
  Nok Corp.                                                                                               3              86
  Nokian Renkaat Oyj                                                                                      -              31
  Pirelli & Co. SpA                                                                                      56              58
  Sanden Corp.                                                                                            3              20
  Toyoda Gosei Co. Ltd.                                                                                   2              33
  Valeo SA                                                                                                2              77
                                                                                                                      1,706
BANKS - 17.5%
  77 Bank Ltd.                                                                                            9              51
  ABN Amro Holding NV                                                                                    46           1,037
  Allied Irish Banks Plc                                                                                 25             417
  Alpha Bank A.E.                                                                                         6             148
  Australia & New Zealand Banking Group Ltd.                                                             53             733
  Banca Antonveneta SpA (b)                                                                               7             143
  Banca Intesa SpA                                                                                       29              85
  Banca Intesa SpA                                                                                       94             358
  Banca Monte dei Paschi di Siena SpA                                                                    31              92
  Banca Nazionale del Lavoro SpA (b)                                                                     37              81
  Banca Popolare di Milano SCRL                                                                          11              69
  Banche Popolari Unite Scrl                                                                             10             161
  Banco Bilbao Vizcaya Argentaria SA                                                                     94           1,296
  Banco BPI SA                                                                                           10              38
  Banco Comercial Portugues SA                                                                           51             111
  Banco Espirito Santo SA                                                                                 3              54
  Banco Popolare di Verona                                                                               11             192
  Banco Popular Espanol                                                                                   5             256
  Banco Santander Central Hispano SA                                                                    126           1,225
  Bank Austria Creditanstalt AG                                                                           1              80
  Bank of East Asia                                                                                      37             105
  Bank of Fukuoka Ltd.                                                                                   15              72
  Bank of Ireland                                                                                        28             377
  Bank of Yokohama Ltd.                                                                                  31             167
  Barclays Plc                                                                                          188           1,804
  Bayerische Hypo-und Vereinsbank AG (b)                                                                 18             348
  BNP Paribas SA                                                                                         23           1,504
  BOC Hong Kong Holdings Ltd.                                                                           107             196
  Capitalia SpA                                                                                          43             158
  Chiba Bank Ltd.                                                                                        21             110
  Commercial Bank of Greece                                                                               2              36
  Commerzbank AG (b)                                                                                     13             242
  Commonwealth Bank of Australia                                                                         37             801
  Credit Agricole SA                                                                                     20             533
  Credit Suisse Group (b)                                                                                33           1,061
  Danske Bank A/S                                                                                        13             353
  DBS Group Holdings Ltd.                                                                                33             314
  Depfa Bank Plc                                                                                         10             140
  Deutsche Bank AG                                                                                       15           1,100
  Dexia                                                                                                  18             340
  DnB Holding ASA                                                                                        20             155
  EFG Eurobank Ergasias SA                                                                                6             131
  Erste Bank der Oesterreichischen Sparkassen AG                                                          4             150
  FinecoGroup SpA (b)                                                                                     5              28
  Fortis                                                                                                 34             815
  Gunma Bank Ltd.                                                                                        10              49
  Hang Seng Bank Ltd.                                                                                    22             296
  HBOS Plc                                                                                              114           1,535
  Hokugin Financial Group Inc.                                                                           33              69
  HSBC Holdings Plc                                                                                     322           5,113
  Hypo Real Estate Holding Inc. (b)                                                                       4             134
  Joyo Bank Ltd.                                                                                         21              85
  KBC Bancassurance Holding                                                                               3             211
  Lloyds TSB Group Plc                                                                                  164           1,278
  Mitsubishi Tokyo Financial Group Inc.                                                                   -           1,109
  Mitsui Trust Holdings Inc.                                                                             16             101
  Mizuho Financial Group Inc.                                                                             -             853
  National Australia Bank Ltd.                                                                           44             863
  National Bank of Greece SA                                                                              7             180
  Nordea AB                                                                                              65             530
  Oversea-Chinese Banking Corp. Ltd.                                                                     31             258
  Piraeus Bank SA                                                                                         5              57
  Resona Holdings Inc. (b)                                                                              131             197
  Royal Bank of Scotland Group Plc                                                                       87           2,517
  Sanpaolo IMI SpA                                                                                       27             308
  Shinsei Bank Ltd.                                                                                      16              97
  Shizuoka Bank Ltd.                                                                                     17             128
  Skandinaviska Enskilda Banken AB                                                                       14             211
  Societe Generale                                                                                       10             852
  Sumitomo Mitsui Financial Group Inc.                                                                    -             674
  Sumitomo Trust & Banking Co. Ltd.                                                                      34             201
  Suncorp-Metway Ltd.                                                                                    16             177
  Suruga Bank Ltd.                                                                                        6              43
  Svenska Handelsbanken AB  - Class B                                                                    16             335
  UBS AG                                                                                                 31           2,201
  UFJ Holdings Inc. (b)                                                                                   -             486
  UniCredito Italiano SpA                                                                               130             653
  United Overseas Bank Ltd.                                                                              35             285
  Westpac Banking Corp.                                                                                  52             666
                                                                                                                     40,421
BEVERAGES - 1.3%
  Asahi Breweries Ltd.                                                                                   11             114
  Carlsberg A/S                                                                                           1              48
  Coca-Cola Amatil Ltd.                                                                                  13              66
  Coca-Cola Hellenic Bottling Co. SA                                                                      2              50
  Coca-Cola West Japan Co. Ltd.                                                                           1              34
  Diageo Plc                                                                                             89           1,116
  Foster's Group Ltd.                                                                                    58             200
  Fraser & Neave Ltd.                                                                                     5              39
  Heineken NV                                                                                             7             214
  Interbrew                                                                                               5             169
  ITO EN Ltd.                                                                                             1              35
  Kirin Brewery Co. Ltd.                                                                                 20             173
  Lion Nathan Ltd.                                                                                        8              45
  Pernod-Ricard                                                                                           2             204
  SABMiller Plc                                                                                          23             306
  Sapporo Holdings Ltd.                                                                                   7              23
  Scottish & Newcastle Plc                                                                               24             162
  Southcorp Ltd. (b)                                                                                     17              41
  Takara Holdings Inc.                                                                                    5              30
                                                                                                                      3,069
BIOTECHNOLOGY - 0.1%
  Novozymes A/S                                                                                           2              72
  Qiagen NV (b)                                                                                           4              40
  Zeltia SA                                                                                               5              34
                                                                                                                        146
BUILDING MATERIALS - 1.6%
  Asahi Glass Co. Ltd.                                                                                   22             200
  Boral Ltd.                                                                                             17              87
  BPB Plc                                                                                                14             108
  Central Glass Co. Ltd.                                                                                  5              37
  Cie de Saint-Gobain                                                                                     9             457
  Cimpor Cimentos de Portugal SA                                                                          5              28
  CRH Plc                                                                                                15             367
  CSR Ltd.                                                                                               27              48
  Daikin Industries Ltd.                                                                                  6             145
  Fletcher Building Ltd.                                                                                 12              49
  FLS Industries A/S (b)                                                                                  1              10
  Geberit AG                                                                                              -              79
  Hanson Plc                                                                                             22             164
  HeidelbergCement AG                                                                                     2              86
  Holcim Ltd.                                                                                             5             283
  Imerys SA                                                                                               1              65
  Italcementi SpA                                                                                         2              28
  James Hardie Industries NV                                                                             13              56
  Kingspan Group Plc                                                                                      4              30
  Lafarge SA                                                                                              5             433
  Matsushita Electric Works Ltd.                                                                          9              71
  Nippon Sheet Glass Co. Ltd.                                                                            10              33
  Pilkington Plc                                                                                         27              45
  Rinker Group Ltd.                                                                                      27             171
  Rinnai Corp.                                                                                            1              37
  RMC Group Plc                                                                                           8             122
  Sanwa Shutter Corp.                                                                                     5              23
  Sumitomo Osaka Cement Co. Ltd.                                                                         10              22
  Taiheiyo Cement Corp.                                                                                  23              52
  Tenon Ltd. (b)                                                                                          3               4
  Tenon Ltd. (b)                                                                                          4               5
  Titan Cement Co. SA                                                                                     2              42
  Tostem Inax Holding Corp.                                                                               7             128
  Wienerberger AG                                                                                         2              73
                                                                                                                      3,588
CHEMICALS - 2.5%
  Air Liquide SA                                                                                          3             503
  Akzo Nobel NV                                                                                           8             281
  Asahi Kasei Corp.                                                                                      36             155
  BASF AG                                                                                                15             908
  Bayer AG                                                                                               19             530
  BOC Group Plc                                                                                          15             233
  Ciba Specialty Chemicals AG (b)                                                                         2             128
  Clariant AG                                                                                             7              82
  Daicel Chemical Industries Ltd.                                                                         7              35
  Dainippon Ink and Chemicals Inc.                                                                       17              38
  Denki Kagaku Kogyo KK                                                                                  11              33
  DSM NV                                                                                                  2             115
  Givaudan                                                                                                -             125
  Hitachi Chemical Co. Ltd.                                                                               3              48
  Imperial Chemical Industries Plc                                                                       35             134
  Ishihara Sangyo Kaisha Ltd.                                                                            10              20
  Johnson Matthey Plc                                                                                     7             115
  JSR Corp.                                                                                               5              82
  Kaneka Corp.                                                                                            8              79
  Kansai Paint Co. Ltd.                                                                                   6              37
  Kingboard Chemicals Holdings                                                                           14              29
  Lonza Group AG                                                                                          1              50
  Mitsubishi Chemical Corp.                                                                              48             145
  Mitsubishi Gas Chemical Co. Inc.                                                                        9              38
  Mitsui Chemicals Inc.                                                                                  18              89
  Nippon Kayaku Co. Ltd.                                                                                  4              21
  Nippon Sanso Corp.                                                                                      6              31
  Nippon Shokubai Co. Ltd.                                                                                4              30
  Nissan Chemical Industries Ltd.                                                                         5              38
  Nitto Denko Corp.                                                                                       5             221
  Shin-Etsu Chemical Co. Ltd.                                                                            10             374
  Showa Denko KK                                                                                         29              69
  Solvay SA                                                                                               2             170
  Sumitomo Bakelite Co. Ltd.                                                                              5              30
  Sumitomo Chemical Co. Ltd.                                                                             39             185
  Syngenta AG (b)                                                                                         3             295
  Tosoh Corp.                                                                                            13              53
  Ube Industries Ltd. (b)                                                                                22              29
  Yara International ASA (b)                                                                              6              64
  Zeon Corp.                                                                                              5              35
                                                                                                                      5,677
COMMERCIAL SERVICES - 1.2%
  Abertis Infraestructuras SA                                                                             8             144
  Adecco SA                                                                                               4             189
  Aggreko Plc                                                                                             8              20
  Autoroutes du Sud de la France                                                                          2              96
  Autostrade SpA                                                                                          8             163
  Bellsystem 24 Inc.                                                                                      -              20
  Benesse Corp.                                                                                           2              53
  Brambles Industries Ltd.                                                                               29             149
  Brambles Industries Plc                                                                                22             100
  Brisa-Auto Estradas de Portugal SA                                                                     11              90
  Bunzl Plc                                                                                              14             104
  Capita Group Plc                                                                                       20             119
  Dai Nippon Printing Co. Ltd.                                                                           19             254
  Davis Service Group Plc                                                                                 5              36
  De La Rue Plc                                                                                           6              32
  Goodwill Group Inc.                                                                                     -              14
  Group 4 Securicor Plc (b)                                                                              36              75
  Hays Plc                                                                                               49             119
  Intertek Group Plc                                                                                      5              49
  ISS A/S                                                                                                 1              71
  Kamigumi Co. Ltd.                                                                                       7              51
  Kidde Plc                                                                                              26              59
  Nichii Gakkan Co.                                                                                       1              13
  Randstad Holdings NV                                                                                    1              51
  Rank Group Plc                                                                                         17              85
  Rentokil Initial Plc                                                                                   52             142
  Securitas AB                                                                                            9             113
  Serco Group Plc                                                                                        14              53
  SGS Societe Generale Surveillance Holding SA                                                            -              66
  TIS Inc.                                                                                                1              41
  Toppan Printing Co. Ltd.                                                                               16             157
  Transurban Group                                                                                       15              59
  Vedior NV                                                                                               5              79
                                                                                                                      2,866
COMPUTERS - 0.5%
  Atos Origin SA (b)                                                                                      1              72
  Cap Gemini SA (b)                                                                                       4              82
  Computershare Ltd.                                                                                     10              30
  Creative Technology Ltd.                                                                                1              14
  CSK Corp.                                                                                               2              79
  Fujitsu Ltd.                                                                                           50             289
  Getronics NV (b)                                                                                       17              35
  Indra Sistemas SA                                                                                       4              53
  Itochu Techno-Science Corp.                                                                             1              37
  LogicaCMG Plc                                                                                          22              70
  Logitech International SA (b)                                                                           1              59
  Meitec Corp.                                                                                            1              32
  NET One Systems Co. Ltd.                                                                                -              52
  Obic Co. Ltd.                                                                                           -              38
  TDK Corp.                                                                                               4             233
  Tietoenator Oyj                                                                                         2              72
  WM-Data AB                                                                                              7              13
                                                                                                                      1,260
COSMETICS & PERSONAL CARE - 0.5%
  Aderans Co. Ltd.                                                                                        1              23
  Beiersdorf AG                                                                                           1              51
  Kanebo Ltd. (b)                                                                                        16              24
  Kao Corp.                                                                                              15             331
  L'Oreal SA                                                                                              9             586
  Oriflame Cosmetics SA (b)                                                                               1              23
  Shiseido Co. Ltd.                                                                                      10             123
  Uni-Charm Corp.                                                                                         1              64
                                                                                                                      1,225
DISTRIBUTION & WHOLESALE - 0.7%
  Cycle & Carriage Ltd.                                                                                   4              20
  Esprit Holdings Ltd.                                                                                   22             109
  Hagemeyer NV (b)                                                                                       14              26
  Inchcape Plc                                                                                            2              60
  Itochu Corp. (b)                                                                                       40             171
  Li & Fung Ltd.                                                                                         48              69
  Marubeni Corp.                                                                                         36              95
  Mitsubishi Corp.                                                                                       32             341
  Mitsui & Co. Ltd.                                                                                      37             310
  Nissho Iwai-Nichimen Holdings Corp. (b)                                                                 7              26
  Sumitomo Corp.                                                                                         26             193
  Wolseley Plc                                                                                           17             288
                                                                                                                      1,708
DIVERSIFIED FINANCIAL SERVICES - 1.6%
  Acom Co. Ltd.                                                                                           2             128
  Aeon Credit Service Co. Ltd.                                                                            1              40
  Aiful Corp.                                                                                             1             123
  Amvescap Plc                                                                                           22             118
  Australian Stock Exchange Ltd.                                                                          3              35
  Banca Fideuram SpA                                                                                      8              36
  Cattles Plc                                                                                            10              59
  Close Brothers Group Plc                                                                                4              46
  Credit Saison Co. Ltd.                                                                                  4             126
  D. Carnegie & Co. AB                                                                                    1              14
  Daiwa Securities Group Inc.                                                                            35             222
  Deutsche Boerse AG                                                                                      3             159
  Euronext NV                                                                                             3              79
  Hitachi Capital Corp.                                                                                   2              28
  Hong Kong Exchanges and Clearing Ltd.                                                                  32              73
  ICAP Plc                                                                                               13              51
  Irish Life & Permanent Plc                                                                              8             125
  London Stock Exchange Plc                                                                               7              45
  Macquarie Bank Ltd.                                                                                     6             170
  Man Group Plc                                                                                           8             178
  Mediobanca SpA                                                                                         14             184
  MLP AG                                                                                                  2              29
  Nikko Cordial Corp.                                                                                    45             183
  Nomura Holdings Inc.                                                                                   55             706
  OM AB (b)                                                                                               3              31
  ORIX Corp.                                                                                              2             236
  Perpetual Trustees Australia Ltd.                                                                       1              40
  Promise Co. Ltd.                                                                                        3             170
  Provident Financial Plc                                                                                 8              77
  Sampo Oyj - Class A                                                                                    10             108
  Schroders Plc                                                                                           3              38
  Singapore Exchange Ltd.                                                                                21              22
  Takefuji Corp.                                                                                          2             127
  Tower Ltd. (b)                                                                                          8              11
                                                                                                                      3,817
ELECTRIC - 3.7%
  Chubu Electric Power Co. Inc.                                                                          20             413
  CLP Holdings Ltd.                                                                                      54             306
  Contact Energy Ltd.                                                                                    10              39
  E.ON AG                                                                                                18           1,343
  Edison SpA (b)                                                                                         25              43
  Electrabel SA                                                                                           1             286
  Electricidade de Portugal SA                                                                           52             153
  Endesa SA                                                                                              28             535
  Enel SpA                                                                                               71             584
  Fortum Oyj                                                                                             10             138
  Hokkaido Electric Power Co. Inc.                                                                        5              93
  Hong Kong Electric Holdings Ltd.                                                                       41             180
  Iberdrola SA                                                                                           22             461
  International Power Plc (b)                                                                            43             113
  Kansai Electric Power Co. Inc.                                                                         21             368
  Kyushu Electric Power Co. Inc.                                                                         12             221
  National Grid Transco Plc                                                                              90             762
  Public Power Corp.                                                                                      3              72
  RWE AG                                                                                                 12             553
  RWE AG                                                                                                  1              42
  Scottish & Southern Energy Plc                                                                         25             350
  Scottish Power Plc                                                                                     54             412
  Terna SpA (b)                                                                                          28              66
  Tohoku Electric Power Co. Inc.                                                                         12             205
  Tokyo Electric Power Co. Inc.                                                                          34             725
  Union Fenosa SA                                                                                         6             147
  Verbund-Oesterreichische Elektrizitaetswirtschafts AG                                                   -              34
                                                                                                                      8,644
ELECTRICAL COMPONENTS & EQUIPMENT - 1.0%
  Bekaert SA                                                                                              -              28
  Casio Computer Co. Ltd.                                                                                 6              71
  Fujikura Ltd.                                                                                           9              37
  Furukawa Electric Co. Ltd. (b)                                                                         17              67
  Hitachi Cable Ltd.                                                                                      4              15
  Hitachi Ltd.                                                                                           93             562
  Johnson Electric Holdings Ltd.                                                                         41              40
  Mitsubishi Electric Corp.                                                                              50             237
  Sanyo Electric Co. Ltd.                                                                                43             139
  Sharp Corp.                                                                                            28             385
  Stanley Electric Co. Ltd.                                                                               4              59
  Sumitomo Electric Industries Ltd.                                                                      20             177
  Toshiba Corp.                                                                                          84             309
  Ushio Inc.                                                                                              3              51
  Vestas Wind Systems A/S (b)                                                                             5              70
                                                                                                                      2,247
ELECTRONICS - 1.5%
  Advantest Corp.                                                                                         2             119
  Alps Electric Co. Ltd.                                                                                  5              60
  Anritsu Corp.                                                                                           3              20
  Barco NV                                                                                                -              28
  Dainippon Screen Manufacturing Co. Ltd.                                                                 5              26
  Electrocomponents Plc                                                                                  13              75
  Epcos AG (b)                                                                                            1              18
  Fanuc Ltd.                                                                                              4             221
  Hirose Electric Co. Ltd.                                                                                1              82
  Keyence Corp.                                                                                           1             193
  Koninklijke Philips Electronics NV                                                                     39             882
  Kyocera Corp.                                                                                           5             338
  Mabuchi Motor Co. Ltd.                                                                                  1              57
  Minebea Co. Ltd.                                                                                        9              37
  Mitsumi Electric Co. Ltd.                                                                               2              18
  Murata Manufacturing Co. Ltd.                                                                           7             313
  NEC Corp.                                                                                              48             287
  NGK Insulators Ltd.                                                                                     8              67
  Omron Corp.                                                                                             6             139
  Premier Farnell Plc                                                                                    11              38
  Secom Co. Ltd.                                                                                          6             209
  Taiyo Yuden Co. Ltd.                                                                                    3              31
  Venture Corp. Ltd.                                                                                      6              59
  Yokogawa Electric Corp.                                                                                 6              69
                                                                                                                      3,386
ENGINEERING & CONSTRUCTION - 1.1%
  ABB Ltd. (b)                                                                                           54             329
  Acciona SA                                                                                              1              57
  ACS Actividades Cons y Serv                                                                             8             142
  Amec Plc                                                                                               10              55
  Auckland International Airport Ltd.                                                                     7              35
  BAA Plc                                                                                                31             310
  Balfour Beatty Plc                                                                                     12              62
  Bouygues SA                                                                                             6             226
  Cheung Kong Infrastructure Holdings Ltd.                                                               12              31
  COMSYS Holdings Corp.                                                                                   3              22
  Flughafen Wien AG                                                                                       -              16
  Fomento de Construcciones Y Contratas SA                                                                1              54
  Grupo Ferrovial SA                                                                                      2              84
  Hellenic Technodomiki Tev SA                                                                            4              14
  JGC Corp.                                                                                               6              61
  Kajima Corp.                                                                                           26              85
  Kinden Corp.                                                                                            4              25
  Kobenhavns Lufthavne                                                                                    -              28
  Leighton Holdings Ltd.                                                                                  4              28
  Linde AG                                                                                                2             142
  New World Development Co. Ltd.                                                                         68              64
  Nishimatsu Construction Co. Ltd.                                                                        7              22
  Obayashi Corp.                                                                                         17              85
  Okumura Corp.                                                                                           5              23
  SembCorp Industries Ltd.                                                                               29              25
  Shimizu Corp.                                                                                          14              56
  Singapore Technologies Engineering Ltd.                                                                35              44
  Skanska AB                                                                                             11             117
  Taisei Corp.                                                                                           23              73
  Takuma Co. Ltd.                                                                                         2              14
  Technical Olympic SA                                                                                    2              11
  Toda Corp.                                                                                              5              19
  VA Technologie AG (b)                                                                                   -              16
  Vinci SA                                                                                                2             243
                                                                                                                      2,618
ENTERTAINMENT - 0.4%
  Aristocrat Leisure Ltd.                                                                                 9              50
  EMI Group Plc                                                                                          22              89
  Greek Organization of Football Prognostics SA                                                           5              89
  Hilton Group Plc                                                                                       46             230
  Oriental Land Co. Ltd.                                                                                  1              85
  TABCORP Holdings Ltd.                                                                                  15             163
  Toho Co. Ltd.                                                                                           4              57
  William Hill Plc                                                                                       12             118
                                                                                                                        881
ENVIRONMENTAL CONTROL - 0.0%
  Kurita Water Industries Ltd.                                                                            3              40
  Tomra Systems ASA                                                                                       4              15
  Waste Management NZ Ltd.                                                                                2               8
                                                                                                                         63
FOOD - 4.4%
  Ajinomoto Co. Inc.                                                                                     17             195
  Ariake Japan Co. Ltd.                                                                                   -              12
  Axfood AB                                                                                               1              19
  Cadbury Schweppes Plc                                                                                  60             463
  Carrefour SA                                                                                           17             789
  Casino Guichard-Perrachon SA                                                                            1              71
  Colruyt SA                                                                                              1              76
  Compass Group Plc                                                                                      62             250
  Danisco A/S                                                                                             2              79
  Delhaize Group                                                                                          2             126
  Fyffes Plc                                                                                              9              21
  Greencore Group Plc                                                                                     5              18
  Groupe Danone                                                                                           7             559
  House Foods Corp.                                                                                       2              24
  J Sainsbury Plc                                                                                        39             182
  Jeronimo Martins (b)                                                                                    1              14
  Katokichi Co. Ltd.                                                                                      1              22
  Kerry Group Plc                                                                                         4              80
  Kesko Oyj                                                                                               2              37
  Kikkoman Corp.                                                                                          4              35
  Koninklijke Ahold NV (b)                                                                               45             287
  Meiji Dairies Corp.                                                                                     6              35
  Meiji Seika Kaisha Ltd.                                                                                 8              32
  Metro AG                                                                                                4             189
  Nestle SA                                                                                              12           2,702
  Nichirei Corp.                                                                                          7              23
  Nippon Meat Packers Inc.                                                                                5              67
  Nisshin Seifun Group Inc.                                                                               5              48
  Nissin Food Products Co. Ltd.                                                                           2              56
  Orkla ASA                                                                                               6             154
  Ostasiatiske Kompagni                                                                                   1              22
  QP Corp.                                                                                                4              31
  Royal Numico NV (b)                                                                                     4             139
  Snow Brand Milk Products Co. Ltd. (b)                                                                   5              13
  Sodexho Alliance SA                                                                                     3              78
  Suedzucker AG                                                                                           2              34
  Tate & Lyle Plc                                                                                        12              81
  Tesco Plc                                                                                             226           1,166
  Toyo Suisan Kaisha Ltd.                                                                                 3              39
  Unilever NV                                                                                            17             962
  Unilever Plc                                                                                           81             661
  Woolworths Ltd.                                                                                        30             295
  Yakult Honsha Co. Ltd.                                                                                  3              46
  Yamazaki Baking Co. Ltd.                                                                                4              35
                                                                                                                     10,267
FOREST PRODUCTS & PAPER - 0.5%
  Billerud AB                                                                                             2              26
  Carter Holt Harvey Ltd.                                                                                20              30
  Holmen AB                                                                                               1              38
  Mayr-Melnhof Karton AG                                                                                  -              20
  Nippon Unipac Holding                                                                                   -             110
  Norske Skogindustrier ASA                                                                               3              56
  OJI Paper Co. Ltd.                                                                                     23             130
  PaperlinX Ltd.                                                                                         12              46
  Stora Enso Oyj - Class R                                                                               18             247
  Svenska Cellulosa AB                                                                                    6             223
  UPM-Kymmene Oyj                                                                                        15             289
                                                                                                                      1,215
GAS - 0.7%
  Australian Gas Light Co. Ltd.                                                                          13             125
  Centrica Plc                                                                                          126             572
  Gas Natural SDG SA                                                                                      4             111
  Hong Kong & China Gas Co. Ltd.                                                                        106             198
  Ngc Holdings Ltd.                                                                                       3               6
  Osaka Gas Co. Ltd.                                                                                     60             163
  Snam Rete Gas SpA                                                                                      26             125
  Tokyo Gas Co. Ltd.                                                                                     75             266
                                                                                                                      1,566
HAND & MACHINE TOOLS - 0.5%
  Fuji Electric Co. Ltd.                                                                                 15              37
  KCI Konecranes Oyj                                                                                      -              15
  KONE Corp. Oyj - Class B                                                                                1              70
  Makita Corp.                                                                                            3              42
  Nidec Corp.                                                                                             1             131
  Sandvik AB                                                                                              6             224
  Schindler Holding AG                                                                                    -              41
  Schneider Electric SA                                                                                   6             413
  SMC Corp.                                                                                               2             153
  Techtronic Industries Co. Ltd.                                                                         24              47
  THK Co. Ltd.                                                                                            3              50
                                                                                                                      1,225
HEALTHCARE - 0.8%
  Capio AB (b)                                                                                            2              16
  Cie Generale D'Optique Essilor International SA                                                         3             184
  Cochlear Ltd.                                                                                           1              25
  Coloplast A/S                                                                                           -              34
  Elekta AB - Class B (b)                                                                                 1              17
  Fisher & Paykel Healthcare Corp.                                                                        2              25
  Fresenius Medical Care AG                                                                               1              75
  Gambro AB                                                                                               3              31
  Gambro AB                                                                                               6              63
  Getinge AB                                                                                              5              57
  Hoya Corp.                                                                                              3             325
  Luxottica Group SpA                                                                                     4              72
  Nobel Biocare Holding AG                                                                                1              85
  Nobel Biocare Holding AG                                                                                -              16
  Parkway Holdings Ltd.                                                                                  18              14
  Phonak Holding AG                                                                                       1              42
  Smith & Nephew Plc                                                                                     27             249
  Sonic Healthcare Ltd.                                                                                   7              47
  SSL International Plc                                                                                   6              29
  Strauman Holding AG                                                                                     -              48
  Synthes Inc.                                                                                            1             145
  Terumo Corp.                                                                                            5             112
  William Demant Holding A/S (b)                                                                          1              31
                                                                                                                      1,742
HOLDING COMPANIES - DIVERSIFIED - 0.8%
  Aker ASA (b)                                                                                            -               2
  DCC Plc                                                                                                 2              40
  Groupe Bruxelles Lambert SA                                                                             2             142
  Haw Par Corp. Ltd.                                                                                      3              10
  Hutchison Whampoa Ltd.                                                                                 62             485
  Keppel Corp. Ltd.                                                                                      16              75
  LVMH Moet Hennessy Louis Vuitton SA                                                                     7             483
  Patrick Corp. Ltd.                                                                                     15              63
  Swire Pacific Ltd.                                                                                     27             188
  Tomkins Plc                                                                                            23             111
  Viohalco                                                                                                4              28
  Wharf Holdings Ltd.                                                                                    36             121
                                                                                                                      1,748
HOME BUILDERS - 0.4%
  Barratt Developments Plc                                                                                7              67
  Bellway Plc                                                                                             3              44
  Berkeley Group Plc                                                                                      3              73
  Daiwa House Industry Co. Ltd.                                                                          15             147
  George Wimpey  Plc                                                                                     11              83
  Persimmon Plc                                                                                           8              92
  Sekisui Chemical Co. Ltd.                                                                              12              83
  Sekisui House Ltd.                                                                                     15             143
  Taylor Woodrow Plc                                                                                     18              84
                                                                                                                        816
HOME FURNISHINGS - 1.0%
  Bang & Olufsen A/S                                                                                      -              18
  Electrolux AB - Series B                                                                                8             155
  Fisher & Paykel Appliances Holdings Ltd.                                                                7              20
  Matsushita Electric Industrial Co. Ltd.                                                                64             856
  MFI Furniture Group Plc                                                                                16              31
  Pioneer Corp.                                                                                           4              90
  SONY Corp.                                                                                             27             928
  Thomson                                                                                                 7             147
  Yamaha Corp.                                                                                            5              72
                                                                                                                      2,317
HOUSEHOLD PRODUCTS - 0.3%
  Henkel KGaA                                                                                             2             124
  Pacific Brands Ltd.                                                                                    17              35
  Reckitt Benckiser Plc                                                                                  17             422
  Societe BIC SA                                                                                          1              40
  Toto Ltd.                                                                                               9              78
  Waterford Wedgwood Plc (b)                                                                             28               5
                                                                                                                        704
INSURANCE - 4.5%
  Aegon NV                                                                                               40             427
  Alleanza Assicurazioni SpA                                                                             14             162
  Allianz AG                                                                                              9             907
  AMP Ltd.                                                                                               54             244
  Assicurazioni Generali SpA                                                                             28             771
  Aviva Plc                                                                                              66             657
  AXA                                                                                                    41             839
  AXA Asia Pacific Holdings Ltd.                                                                         20              58
  CNP Assurances                                                                                          1              70
  Corporacion Mapfre SA                                                                                   3              35
  Friends Provident Plc                                                                                  55             139
  ING Groep NV                                                                                           53           1,327
  Insurance Australia Group Ltd.                                                                         47             178
  Legal & General Group Plc                                                                             189             339
  Mediolanum SpA                                                                                          8              49
  Millea Holdings Inc.                                                                                    -             567
  Mitsui Sumitomo Insurance Co. Ltd.                                                                     38             313
  Muenchener Rueckversicherungs AG                                                                        5             521
  Pohjola Group Plc - Class D                                                                             2              21
  Prudential Plc                                                                                         60             487
  QBE Insurance Group Ltd.                                                                               20             188
  Riunione Adriatica di Sicurta SpA                                                                       9             173
  Royal & Sun Alliance Insurance Group Plc                                                               82             106
  Skandia Forsakrings AB                                                                                 29             115
  Sompo Japan Insurance Inc.                                                                             22             186
  Storebrand ASA                                                                                          7              52
  Swiss Reinsurance                                                                                       9             546
  T&D Holdings Ltd. (b)                                                                                   5             236
  Topdanmark A/S (b)                                                                                      1              39
  Zurich Financial Services AG (b)                                                                        4             604
                                                                                                                     10,356
INTERNET - 0.3%
  Rakuten Inc.                                                                                            -              92
  Softbank Corp.                                                                                          7             306
  Trend Micro Inc.                                                                                        3             108
  Yahoo Japan Corp. (b)                                                                                   -             124
  Yahoo Japan Corp. (b)                                                                                   -             123
                                                                                                                        753
INVESTMENT COMPANIES - 0.1%
  Independent Newspapers Ltd.                                                                             3              12
  Macquarie Infrastructure Group                                                                         58             157
                                                                                                                        168
IRON & STEEL - 0.9%
  Acerinox SA                                                                                             5              73
  Arcelor                                                                                                14             257
  BHP Steel Ltd.                                                                                         21             133
  Boehler-Uddeholm AG                                                                                     -              22
  Corus Group Plc (b)                                                                                   114             106
  JFE Holdings Inc.                                                                                      16             444
  Kobe Steel Ltd.                                                                                        68              99
  Nippon Steel Corp.                                                                                    180             428
  Nisshin Steel Co. Ltd.                                                                                 22              49
  OneSteel Ltd.                                                                                          18              41
  Rautaruukki Oyj                                                                                         3              25
  Ssab Svenskt Stal AB                                                                                    1              11
  Ssab Svenskt Stal AB                                                                                    2              31
  Sumitomo Metal Industries Ltd.                                                                        102             121
  ThyssenKrupp AG                                                                                         9             181
  Voestalpine AG                                                                                          1              40
                                                                                                                      2,061
LEISURE TIME - 0.3%
  Amer Group Ltd.                                                                                         1              30
  Carnival Plc                                                                                            5             241
  Kuoni Reisen Holding AG                                                                                 -              33
  Namco Ltd.                                                                                              1              10
  Namco Ltd. (b)                                                                                          1              10
  Sankyo Co. Ltd.                                                                                         1              55
  Sega Sammy Holdings Inc. (b)                                                                            2              96
  Shimano Inc.                                                                                            2              49
  TUI AG                                                                                                  4              73
  Yamaha Motor Co. Ltd.                                                                                   5              70
                                                                                                                        667
LODGING - 0.2%
  Accor SA                                                                                                5             215
  Hyatt Regency SA                                                                                        1              10
  InterContinental Hotels Group Plc                                                                      21             238
  NH Hoteles SA                                                                                           3              30
  Overseas Union Enterprise Ltd.                                                                          1               4
  Shangri-La Asia Ltd.                                                                                   30              32
  Sky City Entertainment Group Ltd.                                                                      12              39
                                                                                                                        568
MACHINERY - 0.5%
  Alstom (b)                                                                                            121              72
  Amada Co. Ltd.                                                                                          9              47
  Atlas Copco AB                                                                                          2              74
  Atlas Copco AB                                                                                          3             123
  Ebara Corp.                                                                                             7              30
  Hitachi Construction Machinery Co. Ltd.                                                                 3              37
  Komatsu Ltd.                                                                                           28             181
  Komori Corp.                                                                                            2              25
  Kubota Corp.                                                                                           31             146
  MAN AG                                                                                                  3             107
  Metso Oyj                                                                                               3              36
  Rieter Holding AG                                                                                       -              36
  Sumitomo Heavy Industries Ltd. (b)                                                                     14              41
  Toyota Industries Corp.                                                                                 6             132
                                                                                                                      1,087
MANUFACTURING - 1.8%
  AGFA-Gevaert NV                                                                                         3              83
  Alfa Laval AB                                                                                           3              37
  Amano Corp.                                                                                             2              16
  Ansell Ltd.                                                                                             4              27
  BBA Group Plc                                                                                          13              64
  Cookson Group Plc (b)                                                                                  59              32
  FKI Plc                                                                                                17              36
  Fuji Photo Film Co. Ltd.                                                                               14             460
  Futuris Corp. Ltd.                                                                                     18              25
  IMI Plc                                                                                                10              64
  Invensys Plc (b)                                                                                      157              32
  Ishikawajima-Harima Heavy Industries Co. Ltd. (b)                                                      32              46
  Kawasaki Heavy Industries Ltd.                                                                         34              51
  Konica Corp.                                                                                           13             171
  Mitsubishi Heavy Industries Ltd.                                                                       83             234
  Nikon Corp.                                                                                             8              75
  NKT Holding A/S                                                                                         1              16
  Novar Plc                                                                                              13              27
  Olympus Optical Co. Ltd.                                                                                7             135
  Orica Ltd.                                                                                              8             102
  RHI AG (b)                                                                                              -               9
  Siemens AG                                                                                             23           1,724
  Smiths Group Plc                                                                                       16             218
  Sulzer AG                                                                                               -              36
  Trelleborg AB                                                                                           2              30
  Uponor Oyj                                                                                              1              30
  Wartsila Oyj                                                                                            1              28
  Wesfarmers Ltd.                                                                                        11             253
                                                                                                                      4,061
MEDIA - 2.1%
  Amoldo Mondadori Editore SpA                                                                            4              34
  Antena 3 Television SA (b)                                                                              1              38
  British Sky Broadcasting Plc                                                                           37             316
  Daily Mail & General Trust                                                                              9             116
  EMAP Plc                                                                                                8             104
  Eniro AB                                                                                                4              37
  Fuji Television Network Inc.                                                                            -              12
  Gruppo Editoriale L'Espresso SpA                                                                        5              27
  Independent News & Media Plc                                                                           15              38
  ITV Plc                                                                                               121             235
  John Fairfax Holdings Ltd.                                                                             25              68
  Lagardere S.C.A.                                                                                        4             227
  Mediaset SpA                                                                                           17             194
  Modern Times Group AB (b)                                                                               2              28
  News Corp. Ltd.                                                                                        40             327
  Pearson Plc                                                                                            23             249
  Promotora de Informaciones SA (Prisa)                                                                   2              39
  ProSieben Sat.1 Media AG                                                                                2              41
  Publishing & Broadcasting Ltd.                                                                          4              36
  Reed Elsevier NV                                                                                       20             262
  Reed Elsevier Plc                                                                                      37             324
  Reuters Group Plc                                                                                      42             235
  Schibsted ASA                                                                                           2              35
  SCMP Group Ltd.                                                                                        20               9
  Seat Pagine Gialle SpA (b)                                                                            118              38
  Seat-Pagine Gialle SpA (b)                                                                             30              10
  Singapore Press Holdings Ltd.                                                                          47             133
  Sky Network Television Ltd. (b)                                                                         2               9
  Societe Television Francaise 1                                                                          4             103
  Sogecable SA (b)                                                                                        1              44
  Television Broadcasts Ltd.                                                                              8              36
  Tokyo Broadcasting System Inc.                                                                          1              14
  Trinity Mirror Plc                                                                                      8              99
  United Business Media Plc                                                                              10              84
  Vivendi Universal SA (b)                                                                               30             765
  VNU NV                                                                                                  7             178
  Wolters Kluwer NV                                                                                       8             137
  Yell Group Plc                                                                                         21             135
                                                                                                                      4,816
METAL FABRICATION & HARDWARE - 0.1%
  Assa Abloy AB - Class B                                                                                 9             111
  Hoganas AB                                                                                              1              16
  NSK Ltd.                                                                                               12              51
  NTN Corp.                                                                                              12              64
  SKF AB                                                                                                  3             100
                                                                                                                        342
MINING - 1.6%
  Alumina Ltd.                                                                                           34             141
  BHP Billiton Ltd.                                                                                     110           1,143
  BHP Billiton Plc                                                                                       72             762
  Dowa Mining Co. Ltd.                                                                                    8              54
  Iluka Resources Ltd.                                                                                    6              22
  Mitsubishi Materials Corp.                                                                             28              59
  Mitsui Mining & Smelting Co. Ltd.                                                                      16              62
  Newcrest Mining Ltd.                                                                                    9             103
  Nippon Light Metal Co. Ltd.                                                                            13              29
  Outokumpu Oyj                                                                                           3              50
  Rio Tinto Ltd.                                                                                          9             252
  Rio Tinto Plc                                                                                          31             841
  Sumitomo Metal Mining Co. Ltd.                                                                         15             104
  Umicore                                                                                                 1              48
  WMC Resources Ltd.                                                                                     34             131
                                                                                                                      3,801
OFFICE & BUSINESS EQUIPMENT - 0.7%
  Canon Inc.                                                                                             25           1,161
  OCE NV                                                                                                  2              34
  Ricoh Co. Ltd.                                                                                         20             377
  Seiko Epson Corp.                                                                                       3             119
                                                                                                                      1,692
OFFICE FURNISHINGS - 0.0%
  Kokuyo Co. Ltd.                                                                                         2              22


OIL & GAS PRODUCERS - 8.4
  BG Group Plc                                                                                          104             698
  BP Plc                                                                                                638           6,094
  ENI-Ente Nazionale Idrocarburi SpA                                                                     76           1,705
  Hellenic Petroleum SA                                                                                   4              31
  Lundin Petroleum AB (b)                                                                                 6              33
  Nippon Mining Holdings Inc.                                                                            23             114
  Nippon Oil Corp.                                                                                       38             240
  Norsk Hydro ASA                                                                                         4             306
  OMV AG                                                                                                  -              89
  Origin Energy Ltd.                                                                                     20              89
  Repsol YPF SA                                                                                          27             592
  Royal Dutch Petroleum Co. - NYS                                                                        61           3,138
  Santos Ltd.                                                                                            18              94
  Shell Transport & Trading Co. Plc                                                                     282           2,072
  Showa Shell Sekiyu KK                                                                                   4              36
  Statoil ASA                                                                                            16             228
  Teikoku Oil Co. Ltd.                                                                                    6              33
  TonenGeneral Sekiyu KK                                                                                  9              78
  Total Fina Elf SA                                                                                      17           3,499
  Woodside Petroleum Ltd.                                                                                14             195
                                                                                                                     19,364
OIL & GAS SERVICES - 0.1%
  IHC Caland NV                                                                                           1              43
  Petroleum Geo-Services ASA (b)                                                                          1              29
  Smedvig ASA - Class A                                                                                   1              17
  Technip-Coflexip SA                                                                                     1              89
                                                                                                                        178
PACKAGING & CONTAINERS - 0.1%
  Amcor Ltd.                                                                                             26             135
  Rexam Plc                                                                                              17             128
  Toyo Seikan Kaisha Ltd.                                                                                 4              62
                                                                                                                        325
PHARMACEUTICALS - 7.6%
  Alfresa Holdings Corp.                                                                                  1              21
  Alliance Unichem Plc                                                                                    7              90
  Altana AG                                                                                               2             122
  AstraZeneca Plc                                                                                        49           2,009
  Celesio AG                                                                                              1              64
  Chugai Pharmaceutical Co. Ltd.                                                                          8             112
  CSL Ltd.                                                                                                6             122
  Daiichi Pharmaceutical Co. Ltd.                                                                         7             120
  Eisai Co. Ltd.                                                                                          7             199
  Elan Corp. Plc (b)                                                                                     11             263
  Fujisawa Pharmaceutical Co. Ltd.                                                                        8             185
  GlaxoSmithKline Plc                                                                                   173           3,726
  H Lundbeck A/S                                                                                          2              36
  Kaken Pharmaceutical Co. Ltd.                                                                           2              12
  Kuraya Sanseido Inc.                                                                                    3              28
  Kyowa Hakko Kogyo Co. Ltd.                                                                             10              65
  Mayne Group Ltd.                                                                                       19              54
  Merck KGaA                                                                                              1              79
  Novartis AG                                                                                            70           3,246
  Novo-Nordisk A/S                                                                                        7             406
  Omega Pharma SA                                                                                         1              29
  Orion-Yhtymae Oyj                                                                                       2              27
  Roche Holding AG Genusschein                                                                           21           2,122
  Sankyo Co. Ltd.                                                                                        11             230
  Sanofi-Synthelabo SA                                                                                   27           1,934
  Schering AG                                                                                             5             302
  Serono SA - Class B                                                                                     -             113
  Shionogi & Co. Ltd.                                                                                     9             129
  Suzuken Co. Ltd.                                                                                        1              33
  Taisho Pharmaceutical Co. Ltd.                                                                          5              93
  Takeda Chemical Industries Ltd.                                                                        26           1,180
  UCB SA                                                                                                  3             139
  Yamanouchi Pharmaceutical Co. Ltd.                                                                      9             287
                                                                                                                     17,577
REAL ESTATE - 2.1%
  Allgreen Properties Ltd.                                                                               11               6
  Ascendas Real Estate Investment Trust                                                                  19              17
  British Land Co. Plc                                                                                   14             191
  CapitaLand Ltd.                                                                                        32              34
  CapitaMall Trust                                                                                       21              20
  Castellum AB                                                                                            1              35
  CFS Gandel Retail Trust                                                                                41              46
  Cheung Kong Holdings Ltd.                                                                              44             376
  City Developments Ltd.                                                                                 14              54
  Cofinimmo SA                                                                                            -              23
  Commonwealth Property Office Fund                                                                      40              34
  Corio NV                                                                                                1              64
  Daito Trust Construction Co. Ltd.                                                                       3             101
  Deutsche Office Trust                                                                                  35              30
  Gecina SA                                                                                               1              61
  General Property Trust                                                                                 58             156
  Great Portland Estates Plc                                                                              3              17
  Hammerson Plc                                                                                           8             110
  Hang Lung Properties Ltd.                                                                              37              55
  Henderson Land Development Co. Ltd.                                                                    22             105
  Hopewell Holdings                                                                                      17              35
  Hysan Development Co. Ltd.                                                                             18              32
  Immofinanz Immobilien Anlagen AG (b)                                                                    7              56
  ING Industrial Fund                                                                                    20              29
  Investa Property Group                                                                                 41              60
  Japan Real Estate Investment Corp.                                                                      -              48
  Japan Retail Fund Investment Corp.                                                                      -              37
  Keppel Land Ltd.                                                                                        9              10
  Kerry Properties Ltd.                                                                                  16              30
  Klepierre                                                                                               1              52
  Land Securities Group Plc                                                                              14             287
  Lend Lease Corp. Ltd.                                                                                  11              94
  Leopalace21 Corp.                                                                                       3              61
  Liberty International Plc                                                                               7             103
  Macquarie Goodman Industrial Trust                                                                     45              58
  Metrovacesa SA                                                                                          1              47
  Mirvac Group                                                                                           20              62
  Mitsubishi Estate Co. Ltd.                                                                             29             303
  Mitsui Fudosan Co. Ltd.                                                                                21             218
  Nippon Building Fund Inc.                                                                               -              63
  Prime Retail Group                                                                                     19              63
  Rodamco Europe NV                                                                                       1              83
  Sacyr Vallehermoso SA                                                                                   3              48
  Singapore Land Ltd.                                                                                     5              14
  Sino Land Co.                                                                                          34              25
  Slough Estates Plc                                                                                     12              99
  Stockland                                                                                              37             152
  Sumitomo Realty & Development Co. Ltd.                                                                 11             117
  Sun Hung Kai Properties Ltd.                                                                           39             368
  Tokyu Land Corp.                                                                                        8              22
  Unibail Holding                                                                                         1             151
  United Overseas Land Ltd.                                                                              12              16
  Wereldhave NV                                                                                           1              52
  Westfield Group (b)                                                                                    41             456
  Wihlborgs Fastigheter AB                                                                                2              38
  Wing Tai Holdings Ltd.                                                                                 14               8
                                                                                                                      4,932
RETAIL - 2.8%
  Aeon Co. Ltd.                                                                                          10             156
  Aeon Co. Ltd. (b)                                                                                       7             113
  Aoyama Trading Co. Ltd.                                                                                 2              34
  Autobacs Seven Co. Ltd.                                                                                 1              22
  Autogrill SpA (b)                                                                                       4              51
  Boots Group Plc                                                                                        22             259
  Bulgari SpA                                                                                             4              37
  Circle K Sunkus Co. Ltd. (b)                                                                            1              31
  Citizen Watch Co. Ltd.                                                                                  8              78
  Coles Myer Ltd.                                                                                        32             216
  Compagnie Financiere Richemont AG - Class A                                                            15             419
  Daimaru Inc.                                                                                            6              46
  D'ieteren NV                                                                                            -              14
  Dixons Group Plc                                                                                       58             179
  Douglas Holding AG                                                                                      1              30
  Enterprise Inns Plc                                                                                    10             102
  FamilyMart Co. Ltd.                                                                                     2              51
  Fast Retailing Co. Ltd.                                                                                 2             102
  Folli - Follie SA                                                                                       -               9
  Germanos SA                                                                                             1              14
  Giordano International Ltd.                                                                            46              25
  Grafton Group Plc (b)                                                                                   6              58
  GUS Plc                                                                                                30             488
  Hankyu Department Stores Inc.                                                                           3              21
  Harvey Norman Holdings Ltd.                                                                            16              34
  Hellenic Duty Free Shops SA                                                                             1               8
  Hennes & Mauritz AB - Class B                                                                          14             379
  HMV Group Plc                                                                                          11              47
  ID                                                                                                      5              51
  Inditex SA                                                                                              6             157
  Isetan Co. Ltd.                                                                                         5              48
  Ito-Yokado Co. Ltd.                                                                                    10             333
  KarstadtQuelle AG                                                                                       1              11
  Kesa Electricals Plc                                                                                   16              83
  Kingfisher Plc                                                                                         68             377
  Lawson Inc.                                                                                             2              55
  Marks & Spencer Group Plc                                                                              66             409
  Marui Co. Ltd.                                                                                          9             112
  Matsumotokiyoshi Co. Ltd.                                                                               1              25
  Mitchells & Butlers Plc                                                                                14              71
  Mitsukoshi Ltd.                                                                                        10              50
  Next Plc                                                                                                8             225
  Nitori Co. Ltd.                                                                                         1              29
  Pinault-Printemps-Redoute SA                                                                            2             181
  Punch Taverns Plc                                                                                       7              63
  Ryohin Keikaku Co. Ltd.                                                                                 1              35
  Saizeriya Co. Ltd.                                                                                      1              17
  Seven-Eleven Japan Co. Ltd.                                                                            11             306
  Shimachu Co. Ltd.                                                                                       1              31
  Shimamura Co. Ltd.                                                                                      1              33
  Signet Group Plc                                                                                       53             109
  Skylark Co. Ltd.                                                                                        2              35
  Sonae SGPS SA                                                                                          30              33
  Swatch Group AG                                                                                         2              48
  Swatch Group AG - Class B                                                                               1             134
  Takashimaya Co. Ltd.                                                                                    8              67
  USS Co. Ltd.                                                                                            1              54
  Valora Holding AG                                                                                       -              20
  Warehouse Group Ltd.                                                                                    6              16
  Whitbread Plc                                                                                           8             126
  Yamada Denki Co. Ltd.                                                                                   2              79
                                                                                                                      6,446
SEMICONDUCTORS - 0.6%
  ARM Holdings Plc                                                                                       30              44
  ASM Pacific Technology                                                                                  5              15
  ASML Holding NV (b)                                                                                    14             180
  Chartered Semiconductor Manufacturing Ltd. (b)                                                         23              14
  Infineon Technologies AG (b)                                                                           18             188
  Micronas Semiconductor Holdings (b)                                                                     1              42
  NEC Electronics Corp.                                                                                   1              51
  Rohm Co. Ltd.                                                                                           3             312
  Sanken Electric Co. Ltd.                                                                                3              29
  ST Assembly Test Services Ltd. (b)                                                                     26              16
  STMicroelectronics NV                                                                                  17             294
  Tokyo Electron Ltd.                                                                                     5             244
  Unaxis Holding AG                                                                                       -              30
                                                                                                                      1,459
SHIPBUILDING - 0.0%
  Mitsui Engineering & Shipbuilding Co. Ltd.                                                             19              29
  SembCorp Marine Ltd.                                                                                   20              12
                                                                                                                         41
SOFTWARE - 0.6%
  Business Objects SA (b)                                                                                 2              49
  Capcom Co. Ltd.                                                                                         1              11
  Dassault Systemes SA                                                                                    2              75
  Fuji Soft ABC Inc.                                                                                      1              28
  Hitachi Software Engineering Co. Ltd.                                                                   1              18
  Konami Corp.                                                                                            3              55
  Misys Plc                                                                                              17              60
  Nomura Research Institute Ltd.                                                                          1              56
  Oracle Corp. Japan                                                                                      1              49
  Sage Group Plc                                                                                         38             114
  SAP AG                                                                                                  6             933
                                                                                                                      1,448
STORAGE/WAREHOUSING - 0.0%
  Mitsubishi Logistics Corp.                                                                              3              26


TELECOMMUNICATIONS - 4.2%
  Belgacom SA (b)                                                                                         5             163
  BT Group Plc                                                                                          251             817
  Cable & Wireless Plc                                                                                   68             120
  Deutsche Telekom AG (b)                                                                                74           1,367
  Eircom Group Plc (b)                                                                                   17              31
  Elisa Communications Oyj - Class A (b)                                                                  4              54
  France Telecom SA                                                                                      33             811
  Hellenic Telecommunications Organization SA                                                             7              93
  Nippon Telegraph & Telephone Corp.                                                                      -             601
  PCCW Ltd. (b)                                                                                         102              67
  Portugal Telecom SGPS SA                                                                               24             260
  PT-Multimedia - Servicos de Telecomunicacoes e Multimedia SGPS SA                                       2              33
  Royal KPN NV                                                                                           58             433
  Singapore Telecommunications Ltd.                                                                     168             233
  Swisscom AG                                                                                             1             267
  TDC A/S                                                                                                 5             189
  Tele2 AB - Class B                                                                                      3             104
  Telecom Corp.                                                                                          57             226
  Telecom Italia SpA                                                                                    168             385
  Telecom Italia SpA                                                                                    242             747
  Telefonica SA                                                                                         130           1,952
  Telekom Austria AG                                                                                      8             113
  Telenor ASA                                                                                            24             184
  TeliaSonera AB                                                                                         54             264
  Telstra Corp. Ltd.                                                                                     62             210
  Tiscali SpA (b)                                                                                         6              21
                                                                                                                      9,745
TELECOMMUNICATIONS EQUIPMENT - 0.3%
  Alcatel SA (b)                                                                                         35             414
  Datacraft Asia Ltd. (b)                                                                                 5               4
  GN Store Nord                                                                                           6              65
  Intracom SA                                                                                             3              10
  Kudelski SA (b)                                                                                         1              30
  Marconi Corp. Plc (b)                                                                                   6              58
  NTT Data Corp.                                                                                          -              95
  Oki Electric Industry Co. Ltd. (b)                                                                     15              46
  Tandberg ASA                                                                                            4              32
                                                                                                                        754
TEXTILES - 0.2%
  Kuraray Co. Ltd.                                                                                       11              81
  Mitsubishi Rayon Co. Ltd.                                                                              14              46
  Nisshinbo Industries Inc.                                                                               5              34
  Teijin Ltd.                                                                                            22              79
  Texwinca Holdings Ltd.                                                                                 16              14
  Toray Industries Inc.                                                                                  35             162
  Toyobo Co. Ltd.                                                                                        16              36
                                                                                                                        452
TOBACCO - 0.7%
  Altadis SA                                                                                              8             275
  British American Tobacco Plc                                                                           45             653
  Imperial Tobacco Group Plc                                                                             21             460
  Japan Tobacco Inc.                                                                                      -             218
  Swedish Match AB                                                                                       10             106
                                                                                                                      1,712
TOYS & HOBBIES - 0.2%
  Bandai Co. Ltd.                                                                                         2              49
  Nintendo Co. Ltd.                                                                                       3             355
                                                                                                                        404
TRANSPORTATION - 1.7%
  Amadeus Global Travel Distribution SA                                                                  10              76
  Arriva Plc                                                                                              6              47
  Associated British Ports Holdings Plc                                                                   9              72
  Central Japan Railway Co.                                                                               -             228
  ComfortDelGro Corp. Ltd.                                                                               51              40
  Compagnie Maritime Belge SA                                                                             -              22
  Dampskibsselskabet Svendborg                                                                            -             245
  Deutsche Post AG                                                                                       13             251
  DSV De Sammensluttede Vognmaend af                                                                      1              36
  East Japan Railway Co.                                                                                  -             512
  Exel Plc                                                                                                9             110
  Firstgroup Plc                                                                                         12              65
  Frontline Ltd.                                                                                          1              52
  Kawasaki Kisen Kaisha Ltd.                                                                             14              96
  Keihin Electric Express Railway Co. Ltd.                                                               11              62
  Keio Electric Railway Co. Ltd.                                                                         16              83
  Kinki Nippon Railway Co. Ltd.                                                                          44             148
  Mitsui O.S.K. Lines Ltd.                                                                               26             156
  MTR Corp.                                                                                              40              60
  National Express Group Plc                                                                              4              49
  Nippon Express Co. Ltd.                                                                                24             116
  Nippon Yusen Kabushiki Kaisha                                                                          27             140
  Odakyu Electric Railway Co. Ltd.                                                                       20             106
  Orient Overseas International Ltd.                                                                      5              20
  Peninsular and Oriental Steam Navigation Co.                                                           22             104
  Seino Transportation Co. Ltd.                                                                           4              36
  SembCorp Logistics Ltd.                                                                                11              15
  Ship Finance International Ltd.                                                                         -               2
  Singapore Post Ltd.                                                                                    42              20
  SMRT Corp. Ltd.                                                                                        14               6
  Stagecoach Group Plc                                                                                   36              59
  Tobu Railway Co. Ltd.                                                                                  22              80
  Tokyu Corp.                                                                                            29             132
  Toll Holdings Ltd.                                                                                      7              58
  TPG NV                                                                                                  9             221
  West Japan Railway Co.                                                                                  -             191
  Yamato Transport Co. Ltd.                                                                              12             165
                                                                                                                      3,881
VENTURE CAPITAL - 0.1%
  3i Group Plc                                                                                           18             179
  Jafco Co. Ltd.                                                                                          1              42
                                                                                                                        221
WATER - 0.5%
  Kelda Group Plc                                                                                        11             107
  Severn Trent Plc                                                                                       10             159
  Sociedad General de Aguas de Barcelona SA                                                               1              26
  Suez SA                                                                                                24             508
  United Utilities Plc                                                                                   17             167
  United Utilities Plc                                                                                    9              61
  Veolia Environnement                                                                                    8             220
                                                                                                                      1,248
WIRELESS TELECOMMUNICATIONS - 4.2%
  Cosmote Mobile Telecommunications SA                                                                    3              53
  Mobistar SA (b)                                                                                         1              56
  Nokia Oyj                                                                                             136           1,877
  NTT DoCoMo Inc.                                                                                         1             996
  SmarTone Telecommunications Holding Ltd.                                                                7               8
  Telefonaktiebolaget LM Ericsson (b)                                                                   430           1,335
  TIM SpA                                                                                               112             602
  Uniden Corp.                                                                                            2              42
  Vodafone Group Plc                                                                                  1,963           4,698
                                                                                                                      9,667
  Total Common Stocks (cost $209,937)                                                                               225,917
PREFERRED STOCKS - 0.4%
AUTO MANUFACTURERS - 0.1%
  Porsche AG                                                                                              -             148
  Volkswagen AG                                                                                           3              81
                                                                                                                        229
HEALTHCARE - 0.0%
  Fresenius Medical Care AG                                                                               1              38


MEDIA - 0.3%
  News Corp. Ltd.                                                                                        80             628

  Total Preferred Stocks (cost $840)                                                                                    895
RIGHTS - 0.0%
RIGHTS - 0.0%
  Colruyt Nv Rights, 0.00%, 04/30/05                                                                      1               1

  Total Rights (cost $0)                                                                                                  1
WARRANTS - 0.0%
COMMERCIAL SERVICES - 0.0%
  Hopewell Highway Infrastructure, Strike Price 4.18 HKD, Expiring 08/05/06                               1               -


WARRANTS - 0.0%
  Kingboard Chemicals Warrants, 0.00%, 12/31/06                                                           1               -
  Total Warrants (cost $0)                                                                                                -
SHORT TERM INVESTMENTS - 1.6%
MONEY MARKET FUNDS - 1.5%
  Dreyfus Cash Management Plus, 1.50% (a)                                                             3,574           3,574


U.S. TREASURY BILLS - 0.1%
  U.S. Treasury Bill, 1.64%, 12/23/04 (m)                                                               200             200

  Total Short Term Investments (cost $3,774)                                                                          3,774
TOTAL INVESTMENTS - 99.7% (COST $214,551)                                                                           230,586
-----------------------------------------

OTHER ASSETS AND LIABILITIES, NET - 0.3%                                                                                806
----------------------------------------

TOTAL NET ASSETS - 100%                                                                                            $231,392
-----------------------

JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND
COMMON STOCKS - 96.8%
ADVERTISING - 0.3%
  Catalina Marketing Corp.                                                                                8            $195
  Harte-Hanks Inc.                                                                                       14             353
                                                                                                                        548
AEROSPACE & DEFENSE - 1.2%
  Alliant Techsystems Inc. (b)                                                                            6             363
  L-3 Communications Holdings Inc. (l)                                                                   17           1,160
  Sequa Corp. - Class A (b)                                                                               2              92
  Titan Corp. (b)                                                                                        14             190
                                                                                                                      1,805
AIRLINES - 0.4%
  Airtran Holdings Inc. (b)                                                                              14             139
  Alaska Air Group Inc. (b) (l)                                                                           4             110
  JetBlue Airways Corp. (b) (l)                                                                          17             347
                                                                                                                        596
APPAREL - 0.2%
  Timberland Co. - Class A (b)                                                                            6             324


AUTO PARTS & EQUIPMENT - 1.0%
  ArvinMeritor Inc.                                                                                      11             214
  Bandag Inc.                                                                                             3             133
  BorgWarner Inc.                                                                                         9             388
  Lear Corp.                                                                                             11             606
  Modine Manufacturing Co.                                                                                5             162
  Superior Industries International Inc.                                                                  4             126
                                                                                                                      1,629
BANKS - 5.8%
  Associated Banc-Corp.                                                                                  18             569
  Bank of Hawaii Corp.                                                                                    9             406
  Banknorth Group Inc.                                                                                   28             981
  City National Corp.                                                                                     8             518
  Colonial BancGroup Inc.                                                                                22             441
  Commerce Bancorp. Inc. (l)                                                                             13             705
  Compass Bancshares Inc.                                                                                20             866
  Cullen/Frost Bankers Inc.                                                                               8             385
  FirstMerit Corp. (l)                                                                                   14             359
  Greater Bay Bancorp.                                                                                    8             240
  Hibernia Corp.                                                                                         25             662
  Investors Financial Services Corp.                                                                     11             483
  Mercantile Bankshares Corp.                                                                            13             609
  Silicon Valley Bancshares (b)                                                                           6             217
  TCF Financial Corp.                                                                                    23             689
  Webster Financial Corp.                                                                                 9             421
  Westamerica Bancorp.                                                                                    5             287
  Wilmington Trust Corp.                                                                                 11             388
                                                                                                                      9,226
BEVERAGES - 0.7%
  Constellation Brands Inc. - Class A (b)                                                                17             655
  PepsiAmericas Inc. (l)                                                                                 22             424
                                                                                                                      1,079
BIOTECHNOLOGY - 1.2%
  Charles River Laboratories International Inc. (b)                                                       7             341
  Invitrogen Corp. (b)                                                                                    9             473
  Millennium Pharmaceuticals Inc. (b)                                                                    49             674
  Protein Design Labs Inc. (b)                                                                           15             297
  Vertex Pharmaceuticals Inc. (b)                                                                        12             131
                                                                                                                      1,916
BUILDING MATERIALS - 0.3%
  Martin Marietta Materials Inc.                                                                          8             354
  York International Corp.                                                                                7             207
                                                                                                                        561
CHEMICALS - 2.9%
  Airgas Inc.                                                                                            12             289
  Albemarle Corp.                                                                                         7             239
  Cabot Corp.                                                                                            10             389
  Cabot Microelectronics Corp. (b)                                                                        4             143
  Crompton Corp.                                                                                         19             177
  Cytec Industries Inc.                                                                                   6             310
  Ferro Corp.                                                                                             7             149
  FMC Corp. (b)                                                                                           6             286
  IMC Global Inc. (b) (l)                                                                                19             326
  Lubrizol Corp.                                                                                         10             362
  Lyondell Chemical Co. (l)                                                                              29             645
  Minerals Technologies Inc.                                                                              3             197
  Olin Corp.                                                                                             11             224
  RPM International Inc.                                                                                 19             331
  Sensient Technologies Corp.                                                                             8             167
  Valspar Corp.                                                                                           8             388
                                                                                                                      4,622
COMMERCIAL SERVICES - 3.9%
  Adesa Inc. (b)                                                                                         15             254
  Alliance Data Systems Corp. (b)                                                                        13             531
  Banta Corp.                                                                                             4             161
  Career Education Corp. (b)                                                                             16             465
  ChoicePoint Inc. (b)                                                                                   14             606
  Corinthian Colleges Inc. (b)                                                                           15             197
  DeVry Inc. (b)                                                                                         11             237
  Education Management Corp. (b)                                                                         12             316
  First Health Group Corp. (b)                                                                           15             239
  Gartner Inc. (b)                                                                                       19             221
  ITT Educational Services Inc. (b)                                                                       7             269
  Kelly Services Inc. - Class A                                                                           6             147
  Korn/Ferry International (b)                                                                            6             109
  Laureate Education Inc. (b)                                                                             7             275
  Manpower Inc.                                                                                          15             646
  MoneyGram International Inc.                                                                           14             246
  MPS Group Inc. (b)                                                                                     17             145
  Quanta Services Inc. (b)                                                                               18             112
  Rent-A-Center Inc. (b)                                                                                 13             337
  Rollins Inc.                                                                                            7             182
  Sotheby's Holdings Inc. - Class A (b)                                                                  10             155
  United Rentals Inc. (b)                                                                                13             201
  Valassis Communications Inc. (b)                                                                        8             244
                                                                                                                      6,295
COMPUTERS - 3.8%
  BISYS Group Inc. (b)                                                                                   20             286
  Cadence Design Systems Inc. (b) (l)                                                                    44             575
  Ceridian Corp. (b)                                                                                     24             440
  Cognizant Technology Solutions Corp. (b)                                                               21             651
  Diebold Inc.                                                                                           12             545
  DST Systems Inc. (b) (l)                                                                               14             607
  Imation Corp.                                                                                           6             209
  Jack Henry & Associates Inc.                                                                           14             272
  McData Corp. (b)                                                                                       18              91
  Mentor Graphics Corp. (b)                                                                              12             127
  National Instruments Corp.                                                                             13             386
  Quantum Corp. (b)                                                                                      28              65
  Reynolds & Reynolds Co.                                                                                11             261
  Sandisk Corp. (b) (l)                                                                                  26             759
  Storage Technology Corp. (b)                                                                           18             458
  Synopsys Inc. (b)                                                                                      25             397
                                                                                                                      6,129
DISTRIBUTION & WHOLESALE - 1.1%
  CDW Corp.                                                                                              13             780
  Fastenal Co. (l)                                                                                       12             707
  Tech Data Corp. (b)                                                                                     9             360
                                                                                                                      1,847
DIVERSIFIED FINANCIAL SERVICES - 2.2%
  A.G. Edwards Inc.                                                                                      13             447
  AmeriCredit Corp. (b) (l)                                                                              25             530
  Eaton Vance Corp. (l)                                                                                  11             442
  IndyMac Bancorp. Inc.                                                                                  10             356
  Jefferies Group Inc.                                                                                    9             310
  LaBranche & Co. Inc. (b) (l)                                                                           10              85
  Legg Mason Inc.                                                                                        16             870
  Raymond James Financial Inc.                                                                           12             288
  Waddell & Reed Financial Inc. - Class A                                                                13             295
                                                                                                                      3,623
ELECTRIC - 4.7%
  Allete Inc.                                                                                             -               -
  Alliant Energy Corp.                                                                                   18             456
  Aquila Inc. (b)                                                                                        36             113
  Black Hills Corp.                                                                                       5             142
  DPL Inc.                                                                                               20             421
  Duquesne Light Holdings Inc.                                                                           12             223
  Energy East Corp.                                                                                      24             595
  Great Plains Energy Inc.                                                                               12             349
  Hawaiian Electric Industries Inc.                                                                      13             343
  Idacorp Inc.                                                                                            6             179
  MDU Resources Group Inc.                                                                               19             496
  Northeast Utilities                                                                                    21             400
  NSTAR (l)                                                                                               9             422
  OGE Energy Corp.                                                                                       14             357
  Pepco Holdings Inc.                                                                                    30             593
  PNM Resources Inc.                                                                                     10             219
  Puget Energy Inc.                                                                                      16             364
  SCANA Corp. (l)                                                                                        18             669
  Sierra Pacific Resources (b) (l)                                                                       19             172
  Westar Energy Inc.                                                                                     14             280
  Wisconsin Energy Corp.                                                                                 19             609
  WPS Resources Corp.                                                                                     6             269
                                                                                                                      7,671
ELECTRICAL COMPONENTS & EQUIPMENT - 0.8%
  Ametek Inc.                                                                                            11             329
  Energizer Holdings Inc. (b)                                                                            13             592
  Hubbell Inc. - Class B                                                                                 10             440
                                                                                                                      1,361
ELECTRONICS - 1.6%
  Amphenol Corp. (b)                                                                                     11             389
  Arrow Electronics Inc. (b)                                                                             19             421
  Avnet Inc. (b)                                                                                         19             333
  Gentex Corp.                                                                                           12             437
  Kemet Corp. (b)                                                                                        13             108
  Plexus Corp. (b)                                                                                        7              73
  Thomas & Betts Corp.                                                                                   10             257
  Varian Inc. (b)                                                                                         6             215
  Vishay Intertechnology Inc. (b)                                                                        27             348
                                                                                                                      2,581
ENGINEERING & CONSTRUCTION - 0.5%
  Dycom Industries Inc. (b)                                                                               8             223
  Granite Construction Inc.                                                                               7             165
  Jacobs Engineering Group Inc. (b) (l)                                                                   9             349
                                                                                                                        737
ENTERTAINMENT - 0.7%
  GTECH Holdings Corp. (l)                                                                               19             485
  International Speedway Corp. - Class A                                                                  9             430
  Macrovision Corp. (b)                                                                                   8             193
  Six Flags Inc. (b)                                                                                     15              81
                                                                                                                      1,189
ENVIRONMENTAL CONTROL - 0.7%
  Republic Services Inc.                                                                                 25             739
  Stericycle Inc. (b)                                                                                     7             338
                                                                                                                      1,077
FOOD - 2.7%
  Dean Foods Co. (b)                                                                                     25             760
  Hormel Foods Corp.                                                                                     22             598
  JM Smucker Co.                                                                                          9             421
  Ruddick Corp.                                                                                           8             151
  Smithfield Foods Inc. (b)                                                                              18             448
  Tootsie Roll Industries Inc.                                                                            9             252
  Tyson Foods Inc.                                                                                       57             909
  Whole Foods Market Inc.                                                                                10             868
                                                                                                                      4,407
FOREST PRODUCTS & PAPER - 0.7%
  Bowater Inc.                                                                                            9             344
  Longview Fibre Co.                                                                                      8             122
  P.H. Glatfelter Co.                                                                                     7              90
  Potlatch Corp.                                                                                          5             226
  Rayonier Inc.                                                                                           8             364
                                                                                                                      1,146
GAS - 0.8%
  AGL Resources Inc.                                                                                     11             324
  Oneok Inc.                                                                                             17             431
  Vectren Corp.                                                                                          12             310
  WGL Holdings Inc.                                                                                       8             223
                                                                                                                      1,288
HAND & MACHINE TOOLS - 0.2%
  Kennametal Inc.                                                                                         6             265


HEALTHCARE - 6.1%
  Apria Healthcare Group Inc. (b)                                                                         8             220
  Beckman Coulter Inc.                                                                                   10             560
  Community Health Systems Inc. (b)                                                                      15             387
  Covance Inc. (b)                                                                                       10             404
  Coventry Health Care Inc. (b)                                                                          14             772
  Cytyc Corp. (b)                                                                                        18             431
  Dentsply International Inc.                                                                            13             673
  Edwards Lifesciences Corp. (b) (l)                                                                     10             320
  Health Net Inc. (b)                                                                                    18             450
  Henry Schein Inc. (b)                                                                                   7             446
  Hillenbrand Industries Inc.                                                                            10             510
  Inamed Corp. (b)                                                                                        6             276
  LifePoint Hospitals Inc. (b)                                                                            6             185
  Lincare Holdings Inc. (b)                                                                              16             475
  Pacificare Health Systems Inc. (b)                                                                     14             509
  Patterson Cos. Inc. (b)                                                                                11             850
  Renal Care Group Inc. (b)                                                                              11             346
  Steris Corp. (b)                                                                                       11             245
  Triad Hospitals Inc. (b)                                                                               12             424
  Universal Health Services Inc.                                                                          9             407
  Varian Medical Systems Inc. (b)                                                                        22             762
  VISX Inc. (b)                                                                                           8             165
                                                                                                                      9,817
HOLDING COMPANIES - DIVERSIFIED - 0.4%
  Leucadia National Corp.                                                                                11             646


HOME BUILDERS - 2.5%
  DR Horton Inc.                                                                                         38           1,251
  Hovnanian Enterprises Inc. - Class A (b)                                                               10             394
  Lennar Corp. (l)                                                                                       25           1,198
  Ryland Group Inc.                                                                                       4             352
  Thor Industries Inc.                                                                                    9             245
  Toll Brothers Inc. (b)                                                                                 12             558
                                                                                                                      3,998
HOME FURNISHINGS - 0.8%
  Furniture Brands International Inc.                                                                     9             220
  Harman International Industries Inc.                                                                   11           1,144
                                                                                                                      1,364
HOUSEHOLD PRODUCTS - 0.8%
  American Greetings Corp. - Class A (b)                                                                 11             279
  Blyth Inc.                                                                                              7             205
  Church & Dwight Co. Inc.                                                                               10             283
  Scotts Co. - Class A (b)                                                                                5             341
  Tupperware Corp.                                                                                        9             156
                                                                                                                      1,264
INSURANCE - 5.3%
  Allmerica Financial Corp. (b)                                                                           9             231
  American Financial Group Inc.                                                                          12             353
  AmerUs Group Co.                                                                                        6             260
  Arthur J. Gallagher & Co.                                                                              15             495
  Brown & Brown Inc. (l)                                                                                 11             508
  Everest Re Group Ltd.                                                                                   9             672
  Fidelity National Financial Inc.                                                                       28           1,071
  First American Corp.                                                                                   14             443
  HCC Insurance Holdings Inc.                                                                            10             313
  Horace Mann Educators Corp.                                                                             7             122
  Ohio Casualty Corp. (b)                                                                                10             208
  Old Republic International Corp.                                                                       29             734
  PMI Group Inc.                                                                                         15             625
  Protective Life Corp.                                                                                  11             438
  Radian Group Inc.                                                                                      15             700
  Stancorp Financial Group Inc.                                                                           5             331
  Unitrin Inc.                                                                                           11             458
  W.R. Berkley Corp.                                                                                     14             572
                                                                                                                      8,534
INTERNET - 0.9%
  Avocent Corp. (b)                                                                                       8             207
  CheckFree Corp. (b)                                                                                    14             390
  Macromedia Inc. (b)                                                                                    11             224
  McAfee Inc. (b)                                                                                        25             503
  RSA Security Inc. (b)                                                                                  10             200
                                                                                                                      1,524
LEISURE TIME - 0.1%
  Callaway Golf Co.                                                                                      12             125


LODGING - 1.2%
  Boyd Gaming Corp.                                                                                      14             390
  Caesars Entertainment Inc. (b)                                                                         50             837
  Mandalay Resort Group                                                                                  11             749
                                                                                                                      1,976
MACHINERY - 1.2%
  AGCO Corp. (b)                                                                                         15             329
  Flowserve Corp. (b)                                                                                     9             218
  Graco Inc.                                                                                             11             377
  Nordson Corp.                                                                                           6             198
  Tecumseh Products Co.                                                                                   3             120
  Zebra Technologies Corp. (b)                                                                           12             705
                                                                                                                      1,947
MANUFACTURING - 2.0%
  Brink's Co.                                                                                             9             278
  Carlisle Cos. Inc.                                                                                      5             329
  Donaldson Co. Inc.                                                                                     14             396
  Federal Signal Corp.                                                                                    8             148
  Harsco Corp.                                                                                            7             296
  Lancaster Colony Corp.                                                                                  6             242
  Pentair Inc.                                                                                           16             563
  SPX Corp.                                                                                              12             435
  Teleflex Inc.                                                                                           6             276
  Trinity Industries Inc.                                                                                 8             240
                                                                                                                      3,203
MEDIA - 2.2%
  Belo Corp. - Class A                                                                                   19             423
  Emmis Communications Corp. (b)                                                                          9             165
  Entercom Communications Corp. (b)                                                                       8             273
  Lee Enterprises Inc.                                                                                    7             335
  Media General Inc.                                                                                      4             209
  Reader's Digest Association Inc. - Class A                                                             16             236
  Scholastic Corp. (b)                                                                                    6             200
  Washington Post                                                                                         2           1,425
  Westwood One Inc. (b)                                                                                  16             311
                                                                                                                      3,577
METAL FABRICATION & HARDWARE - 0.4%
  Precision Castparts Corp.                                                                              10             625


MINING - 0.6%
  Arch Coal Inc. (l)                                                                                      9             315
  Peabody Energy Corp.                                                                                   10             616
                                                                                                                        931
OFFICE FURNISHINGS - 0.4%
  Herman Miller Inc.                                                                                     12             286
  HNI Corp.                                                                                               9             371
                                                                                                                        657
OIL & GAS PRODUCERS - 4.7%
  ENSCO International Inc.                                                                               24             796
  Forest Oil Corp. (b)                                                                                   10             287
  Helmerich & Payne Inc.                                                                                  8             236
  Murphy Oil Corp.                                                                                       15           1,286
  Newfield Exploration Co. (b)                                                                           10             619
  Noble Energy Inc.                                                                                      10             555
  Patterson-UTI Energy Inc.                                                                              27             512
  Pioneer Natural Resources Co.                                                                          24             813
  Plains Exploration & Production Co. (b)                                                                12             296
  Pogo Producing Co.                                                                                     10             487
  Pride International Inc. (b)                                                                           22             433
  XTO Energy Inc.                                                                                        42           1,354
                                                                                                                      7,674
OIL & GAS SERVICES - 2.9%
  Cooper Cameron Corp. (b)                                                                                9             487
  FMC Technologies Inc. (b)                                                                              11             364
  Grant Prideco Inc. (b)                                                                                 20             404
  Hanover Compressor Co. (b)                                                                             13             170
  National-Oilwell Inc. (b)                                                                              14             453
  Smith International Inc. (b)                                                                           17           1,024
  Tidewater Inc.                                                                                         10             318
  Varco International Inc. (b)                                                                           16             422
  Weatherford International Ltd. (b)                                                                     22           1,101
                                                                                                                      4,743
PACKAGING & CONTAINERS - 0.5%
  Packaging Corp. of America                                                                             17             420
  Sonoco Products Co.                                                                                    16             417
                                                                                                                        837
PHARMACEUTICALS - 2.4%
  Barr Laboratories Inc. (b)                                                                             17             695
  Cephalon Inc. (b) (l)                                                                                   9             436
  IVAX Corp. (b)                                                                                         41             777
  Omnicare Inc.                                                                                          17             476
  Par Pharmaceutical Cos. Inc. (b)                                                                        5             193
  Perrigo Co.                                                                                            12             237
  Sepracor Inc. (b) (l)                                                                                  14             692
  Valeant Pharmaceuticals International (l)                                                              14             326
                                                                                                                      3,832
PIPELINES - 1.2%
  Equitable Resources Inc.                                                                               10             545
  National Fuel Gas Co. (l)                                                                              13             376
  Questar Corp.                                                                                          14             619
  Western Gas Resources Inc.                                                                             12             341
                                                                                                                      1,881
REAL ESTATE - 2.2%
  AMB Property Corp.                                                                                     13             492
  Developers Diversified Realty Corp.                                                                    13             517
  Highwoods Properties Inc.                                                                               9             214
  Hospitality Properties Trust                                                                           11             462
  Liberty Property Trust                                                                                 14             544
  Mack-Cali Realty Corp.                                                                                 10             433
  New Plan Excel Realty Trust                                                                            17             414
  United Dominion Realty Trust Inc.                                                                      21             408
                                                                                                                      3,484
RETAIL - 7.9%
  99 Cents Only Stores (b) (l)                                                                           12             168
  Abercrombie & Fitch Co. - Class A                                                                      15             484
  Aeropostale Inc. (b)                                                                                    9             236
  American Eagle Outfitters Inc.                                                                         12             425
  AnnTaylor Stores Corp. (b)                                                                             12             271
  Applebees International Inc.                                                                           13             337
  Barnes & Noble Inc. (b)                                                                                11             421
  BJ's Wholesale Club Inc. (b)                                                                           11             309
  Bob Evans Farms Inc.                                                                                    6             151
  Borders Group Inc.                                                                                     13             310
  Brinker International Inc. (b)                                                                         15             458
  Carmax Inc. (b) (l)                                                                                    17             362
  CBRL Group Inc.                                                                                         8             286
  Cheesecake Factory (b)                                                                                  8             364
  Chico's FAS Inc. (b) (l)                                                                               14             492
  Claire's Stores Inc.                                                                                   16             400
  Copart Inc. (b)                                                                                        15             275
  Dollar Tree Stores Inc. (b)                                                                            18             494
  Foot Locker Inc.                                                                                       25             593
  Krispy Kreme Doughnuts Inc. (b) (l)                                                                    10             122
  Michaels Stores Inc.                                                                                   11             649
  Neiman-Marcus Group Inc. - Class A (l)                                                                  8             456
  O'Reilly Automotive Inc. (b)                                                                            9             337
  Outback Steakhouse Inc. (l)                                                                            12             497
  Pacific Sunwear of California (b)                                                                      12             261
  Payless Shoesource Inc. (b)                                                                            11             108
  Petsmart Inc.                                                                                          24             669
  Pier 1 Imports Inc.                                                                                    14             258
  Regis Corp.                                                                                             7             290
  Ross Stores Inc.                                                                                       24             566
  Ruby Tuesday Inc.                                                                                      11             301
  Saks Inc. (b)                                                                                          23             280
  Urban Outfitters Inc. (b)                                                                              13             446
  Williams-Sonoma Inc. (b) (l)                                                                           19             705
                                                                                                                     12,781
SAVINGS & LOANS - 1.3%
  Astoria Financial Corp.                                                                                13             447
  Independence Community Bank Corp.                                                                      13             524
  New York Community Bancorp. Inc. (l)                                                                   43             876
  Washington Federal Inc.                                                                                13             318
                                                                                                                      2,165
SEMICONDUCTORS - 2.9%
  Atmel Corp. (b) (l)                                                                                    77             278
  Credence Systems Corp. (b)                                                                             15             109
  Cree Inc. (b) (l)                                                                                      12             367
  Cypress Semiconductor Corp. (b) (l)                                                                    20             177
  Fairchild Semiconductor International Inc. - Class A (b)                                               19             273
  Integrated Circuit Systems Inc. (b)                                                                    12             252
  Integrated Device Technology Inc. (b)                                                                  17             164
  International Rectifier Corp. (b)                                                                      11             368
  Intersil Corp.                                                                                         24             385
  Lam Research Corp. (b)                                                                                 22             473
  Lattice Semiconductor Corp. (b)                                                                        18              86
  LTX Corp. (b)                                                                                           9              51
  Micrel Inc. (b)                                                                                        15             158
  Microchip Technology Inc.                                                                              34             900
  Semtech Corp. (b)                                                                                      12             234
  Silicon Laboratories Inc. (b)                                                                           8             278
  Triquint Semiconductor Inc. (b)                                                                        21              81
                                                                                                                      4,634
SOFTWARE - 2.2%
  Activision Inc. (b)                                                                                    22             308
  Acxiom Corp.                                                                                           14             332
  Advent Software Inc. (b)                                                                                5              92
  Ascential Software Corp. (b)                                                                            9             126
  Certegy Inc.                                                                                           10             382
  CSG Systems International Inc. (b)                                                                      8             124
  Dun & Bradstreet Corp. (b)                                                                             11             674
  Fair Isaac Corp.                                                                                       11             334
  Keane Inc. (b)                                                                                         10             154
  Retek Inc. (b)                                                                                          9              43
  SEI Investments Co.                                                                                    17             561
  Sybase Inc. (b)                                                                                        16             216
  Transaction Systems Architects Inc. (b)                                                                 6             110
  Wind River Systems Inc. (b)                                                                            13             163
                                                                                                                      3,619
TELECOMMUNICATIONS - 0.6%
  Cincinnati Bell Inc. (b)                                                                               40             140
  Telephone & Data Systems Inc.                                                                           9             774
                                                                                                                        914
TELECOMMUNICATIONS EQUIPMENT - 1.6%
  3Com Corp. (b)                                                                                         63             266
  Adtran Inc.                                                                                            13             292
  Advanced Fibre Communications Inc. (b)                                                                 14             227
  CommScope Inc. (b)                                                                                      9             202
  Harris Corp.                                                                                           11             589
  Newport Corp. (b)                                                                                       7              75
  Plantronics Inc.                                                                                        8             334
  Polycom Inc. (b)                                                                                       16             321
  UTStarcom Inc. (b) (l)                                                                                 18             296
                                                                                                                      2,602
TEXTILES - 0.5%
  Mohawk Industries Inc. (b) (l)                                                                         11             851


TOBACCO - 0.1%
  Universal Corp.                                                                                         4             184


TRANSPORTATION - 2.2%
  Alexander & Baldwin Inc.                                                                                7             232
  C.H. Robinson Worldwide Inc.                                                                           14             638
  CNF Inc.                                                                                                8             332
  Expeditors International of Washington Inc. (l)                                                        17             890
  GATX Corp.                                                                                              8             215
  J.B. Hunt Transport Services Inc.                                                                      13             481
  Overseas Shipholding Group Inc.                                                                         6             314
  Swift Transportation Co. Inc. (b)                                                                      13             220
  Werner Enterprises Inc.                                                                                13             248
                                                                                                                      3,570
WATER - 0.2%
  Aqua America Inc.                                                                                      15             330


WIRELESS TELECOMMUNICATIONS - 0.2%
  Powerwave Technologies Inc. (b)                                                                        16              99
  RF Micro Devices Inc. (b)                                                                              30             191
                                                                                                                        290
  Total Common Stocks (cost $146,163)                                                                               156,502
SHORT TERM INVESTMENTS - 2.8%
MONEY MARKET FUNDS - 2.7%
  Dreyfus Cash Management Plus, 1.50% (a)                                                             4,387           4,387


U.S. TREASURY BILLS - 0.1%
  U.S. Treasury Bill, 1.64%, 12/23/04 (m)                                                               200             199

  Total Short Term Investments (cost $4,587)                                                                          4,586

TOTAL INVESTMENTS - 99.6% (COST $150,750)                                                                           161,088
-----------------------------------------

OTHER ASSETS AND LIABILITIES, NET - 0.4%                                                                                636
----------------------------------------

TOTAL NET ASSETS - 100%                                                                                            $161,724
-----------------------

JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND
COMMON STOCKS - 97.6%
ADVERTISING - 0.2%
  Interpublic Group of Cos. Inc. (b)                                                                     13            $133
  Omnicom Group Inc.                                                                                      5             398
                                                                                                                        531
AEROSPACE & DEFENSE - 1.7%
  Boeing Co.                                                                                             25           1,267
  General Dynamics Corp.                                                                                  6             590
  Goodrich Corp.                                                                                          4             111
  Lockheed Martin Corp.                                                                                  13             723
  Northrop Grumman Corp.                                                                                 11             562
  Raytheon Co.                                                                                           13             503
  Rockwell Collins Inc.                                                                                   5             186
  United Technologies Corp.                                                                              15           1,403
                                                                                                                      5,345
AGRICULTURE - 0.2%
  Archer-Daniels-Midland Co.                                                                             19             319
  Monsanto Co.                                                                                            8             279
                                                                                                                        598
AIRLINES - 0.1%
  Delta Air Lines Inc. (b) (l)                                                                            4              12
  Southwest Airlines Co.                                                                                 23             311
                                                                                                                        323
APPAREL - 0.4%
  Coach Inc. (b)                                                                                          6             238
  Jones Apparel Group Inc.                                                                                4             128
  Liz Claiborne Inc.                                                                                      3             124
  NIKE Inc.                                                                                               8             603
  Reebok International Ltd.                                                                               2              59
  V.F. Corp.                                                                                              3             161
                                                                                                                      1,313
AUTO MANUFACTURERS - 0.6%
  Ford Motor Co. (l)                                                                                     54             755
  General Motors Corp. (l)                                                                               17             703
  Navistar International Corp. (b) (l)                                                                    2              76
  PACCAR Inc.                                                                                             5             350
                                                                                                                      1,884
AUTO PARTS & EQUIPMENT - 0.2%
  Cooper Tire & Rubber Co.                                                                                2              47
  Dana Corp.                                                                                              4              78
  Delphi Corp.                                                                                           17             156
  Goodyear Tire & Rubber Co. (b) (l)                                                                      5              58
  Johnson Controls Inc.                                                                                   5             311
  Visteon Corp.                                                                                           3              26
                                                                                                                        676
BANKS - 6.4%
  AmSouth Bancorp.                                                                                       10             248
  Bank of America Corp.                                                                                 119           5,156
  Bank of New York Co. Inc.                                                                              23             666
  BB&T Corp.                                                                                             16             643
  Comerica Inc.                                                                                           5             295
  Fifth Third Bancorp.                                                                                   17             822
  First Horizon National Corp. (l)                                                                        4             161
  Huntington Bancshares Inc.                                                                              7             171
  KeyCorp                                                                                                12             376
  M&T Bank Corp.                                                                                          3             325
  Marshall & Ilsley Corp.                                                                                 6             258
  Mellon Financial Corp.                                                                                 12             346
  National City Corp.                                                                                    20             754
  North Fork Bancorp. Inc. (l)                                                                            9             402
  Northern Trust Corp.                                                                                    6             261
  PNC Financial Services Group Inc.                                                                       8             450
  Regions Financial Corp. (l)                                                                            13             441
  SouthTrust Corp.                                                                                       10             409
  State Street Corp.                                                                                     10             425
  SunTrust Banks Inc. (l)                                                                                10             703
  Synovus Financial Corp.                                                                                 9             232
  US Bancorp.                                                                                            55           1,591
  Wachovia Corp.                                                                                         38           1,797
  Wells Fargo & Co.                                                                                      49           2,943
  Zions Bancorp.                                                                                          3             157
                                                                                                                     20,032
BEVERAGES - 2.3%
  Adolph Coors Co. - Class B                                                                              1              79
  Anheuser-Busch Cos. Inc.                                                                               23           1,172
  Brown-Forman Corp. - Class B                                                                            4             165
  Coca-Cola Co.                                                                                          71           2,844
  Coca-Cola Enterprises Inc.                                                                             14             262
  Pepsi Bottling Group Inc.                                                                               7             203
  PepsiCo Inc.                                                                                           50           2,413
                                                                                                                      7,138
BIOTECHNOLOGY - 1.1%
  Amgen Inc. (b)                                                                                         37           2,101
  Biogen Idec Inc. (b)                                                                                   10             602
  Chiron Corp. (b)                                                                                        6             243
  Genzyme Corp. (b)                                                                                       7             357
  Medimmune Inc. (b)                                                                                      7             175
  Millipore Corp. (b)                                                                                     1              65
                                                                                                                      3,543
BUILDING MATERIALS - 0.3%
  American Standard Cos. Inc. (b)                                                                         6             244
  Eagle Materials Inc.                                                                                    -               3
  Masco Corp. (l)                                                                                        13             438
  Vulcan Materials Co.                                                                                    3             155
                                                                                                                        840
CHEMICALS - 1.6%
  Air Products & Chemicals Inc.                                                                           7             360
  Ashland Inc.                                                                                            2             120
  Dow Chemical Co.                                                                                       27           1,242
  E.I. du Pont de Nemours & Co.                                                                          29           1,252
  Eastman Chemical Co.                                                                                    2             106
  Ecolab Inc.                                                                                             8             241
  Engelhard Corp.                                                                                         4             104
  Great Lakes Chemical Corp.                                                                              1              36
  Hercules Inc. (b)                                                                                       3              40
  International Flavors & Fragrances Inc.                                                                 3             107
  PPG Industries Inc.                                                                                     5             305
  Praxair Inc.                                                                                            9             401
  Rohm & Haas Co.                                                                                         7             281
  Sherwin-Williams Co.                                                                                    4             184
  Sigma-Aldrich Corp. (l)                                                                                 2             121
                                                                                                                      4,900
COMMERCIAL SERVICES - 0.9%
  Apollo Group Inc. (b) (l)                                                                               6             411
  Cendant Corp.                                                                                          31             669
  Convergys Corp. (b)                                                                                     4              52
  Deluxe Corp.                                                                                            1              57
  Equifax Inc.                                                                                            4             103
  H&R Block Inc.                                                                                          5             249
  McKesson Corp.                                                                                          8             217
  Moody's Corp.                                                                                           4             322
  Paychex Inc.                                                                                           11             330
  R.R. Donnelley & Sons Co.                                                                               6             199
  Robert Half International Inc.                                                                          5             129
                                                                                                                      2,738
COMPUTERS - 3.8%
  Affiliated Computer Services Inc. - Class A (b)                                                         4             223
  Apple Computer Inc. (b)                                                                                11             441
  Computer Sciences Corp. (b)                                                                             5             254
  Dell Inc. (b)                                                                                          73           2,602
  Electronic Data Systems Corp.                                                                          15             293
  EMC Corp. (b)                                                                                          70             813
  Gateway Inc. (b)                                                                                       10              51
  Hewlett-Packard Co.                                                                                    88           1,658
  International Business Machines Corp.                                                                  49           4,199
  Lexmark International Inc. (b)                                                                          4             322
  NCR Corp. (b)                                                                                           3             135
  Network Appliance Inc. (b) (l)                                                                         11             243
  Sun Microsystems Inc. (b)                                                                              96             389
  SunGard Data Systems Inc. (b)                                                                           9             205
  Unisys Corp. (b)                                                                                       10             104
                                                                                                                     11,932
COSMETICS & PERSONAL CARE - 2.4%
  Alberto-Culver Co. - Class B                                                                            3             121
  Avon Products Inc.                                                                                     14             606
  Colgate-Palmolive Co.                                                                                  16             702
  Gillette Co.                                                                                           29           1,224
  Kimberly-Clark Corp.                                                                                   14             933
  Procter & Gamble Co.                                                                                   74           4,026
                                                                                                                      7,612
DISTRIBUTION & WHOLESALE - 0.1%
  Genuine Parts Co.                                                                                       5             196
  W.W. Grainger Inc.                                                                                      3             153
                                                                                                                        349
DIVERSIFIED FINANCIAL SERVICES - 8.1%
  American Express Co.                                                                                   37           1,909
  Bear Stearns Cos. Inc. (l)                                                                              3             287
  Capital One Financial Corp. (l)                                                                         7             523
  Charles Schwab Corp.                                                                                   39             363
  Citigroup Inc.                                                                                        151           6,683
  Countrywide Financial Corp.                                                                            17             650
  E*TRADE Group Inc. (b)                                                                                 11             123
  Fannie Mae                                                                                             28           1,795
  Federated Investors Inc.                                                                                3              87
  Franklin Resources Inc.                                                                                 7             404
  Freddie Mac                                                                                            20           1,312
  Goldman Sachs Group Inc.                                                                               14           1,331
  Janus Capital Group Inc.                                                                                7              99
  JPMorgan Chase & Co.                                                                                  104           4,141
  Lehman Brothers Holdings Inc.                                                                           8             639
  MBNA Corp.                                                                                             37             944
  Merrill Lynch & Co. Inc.                                                                               28           1,374
  Morgan Stanley                                                                                         32           1,584
  Providian Financial Corp. (b)                                                                           8             127
  SLM Corp.                                                                                              13             565
  T. Rowe Price Group Inc.                                                                                4             191
                                                                                                                     25,131
ELECTRIC - 2.6%
  AES Corp. (b)                                                                                          19             187
  Allegheny Energy Inc. (b) (l)                                                                           4              62
  Ameren Corp. (l)                                                                                        6             265
  American Electric Power Co. Inc.                                                                       11             366
  Calpine Corp. (b) (l)                                                                                  13              39
  Centerpoint Energy Inc.                                                                                 9              96
  Cinergy Corp. (l)                                                                                       5             207
  CMS Energy Corp. (b)                                                                                    4              40
  Consolidated Edison Inc. (l)                                                                            7             294
  Constellation Energy Group Inc.                                                                         5             208
  Dominion Resources Inc.                                                                                10             631
  DTE Energy Co. (l)                                                                                      5             213
  Duke Energy Corp. (l)                                                                                  28             630
  Edison International                                                                                   10             255
  Entergy Corp.                                                                                           7             403
  Exelon Corp.                                                                                           19             710
  FirstEnergy Corp.                                                                                      10             393
  FPL Group Inc.                                                                                          5             364
  NiSource Inc. (l)                                                                                       8             165
  PG&E Corp. (b)                                                                                         12             368
  Pinnacle West Capital Corp.                                                                             3             114
  PPL Corp.                                                                                               5             256
  Progress Energy Inc. (l)                                                                                7             302
  Public Service Enterprise Group Inc. (l)                                                                7             292
  Southern Co. (l)                                                                                       22             650
  TECO Energy Inc.                                                                                        6              80
  TXU Corp.                                                                                               9             411
  Xcel Energy Inc. (l)                                                                                   12             201
                                                                                                                      8,202
ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
  American Power Conversion Corp.                                                                         6              98
  Emerson Electric Co.                                                                                   12             763
  Molex Inc.                                                                                              6             168
  Power-One Inc. (b)                                                                                      2              11
                                                                                                                      1,040
ELECTRONICS - 0.6%
  Agilent Technologies Inc. (b)                                                                          14             308
  Applera Corp. - Applied Biosystems Group                                                                6             113
  Fisher Scientific International (b)                                                                     3             198
  Jabil Circuit Inc. (b)                                                                                  6             136
  Parker Hannifin Corp.                                                                                   4             209
  PerkinElmer Inc.                                                                                        3              59
  Sanmina-SCI Corp. (b)                                                                                  16             110
  Solectron Corp. (b)                                                                                    28             139
  Symbol Technologies Inc.                                                                                7              91
  Tektronix Inc.                                                                                          2              78
  Thermo Electron Corp. (b)                                                                               5             131
  Waters Corp. (b)                                                                                        4             155
                                                                                                                      1,727
ENGINEERING & CONSTRUCTION - 0.0%
  Fluor Corp. (l)                                                                                         2             106


ENTERTAINMENT - 0.1%
  International Game Technology                                                                          10             362


ENVIRONMENTAL CONTROL - 0.2%
  Allied Waste Industries Inc. (b)                                                                        9              83
  Waste Management Inc.                                                                                  17             458
                                                                                                                        541
FOOD - 1.6%
  Albertson's Inc.                                                                                       11             256
  Campbell Soup Co. (l)                                                                                  12             314
  ConAgra Foods Inc.                                                                                     15             392
  General Mills Inc.                                                                                     11             501
  H.J. Heinz Co.                                                                                         10             367
  Hershey Foods Corp.                                                                                     8             351
  Kellogg Co.                                                                                            12             520
  Kroger Co. (b)                                                                                         22             334
  McCormick & Co. Inc.                                                                                    4             138
  Safeway Inc. (b)                                                                                       13             249
  Sara Lee Corp.                                                                                         23             533
  Supervalu Inc.                                                                                          4             106
  Sysco Corp.                                                                                            19             563
  Winn-Dixie Stores Inc. (l)                                                                              4              13
  WM.Wrigley Jr. Co.                                                                                      6             410
                                                                                                                      5,047
FOREST PRODUCTS & PAPER - 0.6%
  Boise Cascade Corp.                                                                                     3              89
  Georgia-Pacific Corp.                                                                                   7             267
  International Paper Co.                                                                                14             578
  Louisiana-Pacific Corp.                                                                                 3              86
  MeadWestvaco Corp.                                                                                      6             192
  Plum Creek Timber Co. Inc.                                                                              5             186
  Temple-Inland Inc.                                                                                      2             111
  Weyerhaeuser Co.                                                                                        7             464
                                                                                                                      1,973
GAS - 0.2%
  KeySpan Corp.                                                                                           5             188
  Nicor Inc. (l)                                                                                          1              46
  Peoples Energy Corp.                                                                                    1              39
  Sempra Energy                                                                                           7             242
                                                                                                                        515
HAND & MACHINE TOOLS - 0.1%
  Black & Decker Corp.                                                                                    2             186
  Snap-On Inc.                                                                                            2              48
  Stanley Works                                                                                           2              97
                                                                                                                        331
HEALTHCARE - 4.9%
  Aetna Inc.                                                                                              5             457
  Anthem Inc. (b)                                                                                         4             358
  Bausch & Lomb Inc.                                                                                      1              97
  Baxter International Inc.                                                                              18             581
  Becton Dickinson & Co.                                                                                  7             377
  Biomet Inc.                                                                                             7             344
  Boston Scientific Corp. (b)                                                                            25             983
  C.R. Bard Inc.                                                                                          3             174
  Guidant Corp.                                                                                           9             610
  HCA Inc.                                                                                               14             533
  Health Management Associates Inc. (l)                                                                   7             146
  Humana Inc. (b)                                                                                         5              94
  Johnson & Johnson                                                                                      87           4,888
  Manor Care Inc.                                                                                         2              72
  Medtronic Inc.                                                                                         35           1,835
  Quest Diagnostics Inc.                                                                                  3             263
  St. Jude Medical Inc. (b)                                                                               5             386
  Stryker Corp.                                                                                          12             569
  Tenet Healthcare Corp. (b)                                                                             13             141
  UnitedHealth Group Inc.                                                                                19           1,432
  WellPoint Health Networks Inc. (b)                                                                      5             489
  Zimmer Holdings Inc. (b)                                                                                7             560
                                                                                                                     15,389
HOME BUILDERS - 0.2%
  Centex Corp.                                                                                            4             184
  KB Home                                                                                                 1             117
  Pulte Homes Inc.                                                                                        4             224
                                                                                                                        525
HOME FURNISHINGS - 0.1%
  Leggett & Platt Inc.                                                                                    5             151
  Maytag Corp.                                                                                            2              39
  Whirlpool Corp.                                                                                         2             118
                                                                                                                        308
HOUSEHOLD PRODUCTS - 0.3%
  Avery Dennison Corp.                                                                                    3             206
  Clorox Co.                                                                                              6             326
  Fortune Brands Inc.                                                                                     4             314
  Newell Rubbermaid Inc. (l)                                                                              8             164
                                                                                                                      1,010
INSURANCE - 4.7%
  ACE Ltd.                                                                                                8             326
  AFLAC Inc.                                                                                             15             575
  Allstate Corp.                                                                                         20             971
  AMBAC Financial Group Inc.                                                                              3             259
  American International Group Inc.                                                                      76           5,178
  AON Corp.                                                                                               9             264
  Chubb Corp.                                                                                             6             387
  Cigna Corp.                                                                                             4             277
  Cincinnati Financial Corp.                                                                              5             206
  Hartford Financial Services Group Inc.                                                                  9             534
  Jefferson-Pilot Corp.                                                                                   4             196
  Lincoln National Corp.                                                                                  5             241
  Loews Corp.                                                                                             5             314
  Marsh & McLennan Cos. Inc.                                                                             15             691
  MBIA Inc.                                                                                               4             245
  MetLife Inc.                                                                                           22             842
  MGIC Investment Corp.                                                                                   3             189
  Principal Financial Group                                                                               9             333
  Progressive Corp.                                                                                       6             535
  Prudential Financial Inc.                                                                              15             715
  Safeco Corp. (l)                                                                                        4             188
  St. Paul Cos. Inc.                                                                                     20             649
  Torchmark Corp.                                                                                         3             173
  UnumProvident Corp.                                                                                     9             136
  XL Capital Ltd.                                                                                         4             302
                                                                                                                     14,726
INTERNET - 1.2%
  eBay Inc. (b)                                                                                          19           1,776
  Monster Worldwide Inc. (b)                                                                              3              82
  Symantec Corp. (b)                                                                                      9             509
  Yahoo! Inc. (b)                                                                                        40           1,350
                                                                                                                      3,717
IRON & STEEL - 0.1%
  Allegheny Technologies Inc.                                                                             3              50
  Nucor Corp.                                                                                             2             203
  United States Steel Corp. (l)                                                                           3             119
                                                                                                                        372
LEISURE TIME - 0.5%
  Brunswick Corp.                                                                                         3             130
  Carnival Corp. (l)                                                                                     19             880
  Harley-Davidson Inc. (l)                                                                                9             517
  Sabre Holdings Corp.                                                                                    4             101
                                                                                                                      1,628
LODGING - 0.3%
  Harrah's Entertainment Inc.                                                                             3             170
  Hilton Hotels Corp.                                                                                    11             210
  Marriott International Inc. - Class A                                                                   7             342
  Starwood Hotels & Resorts Worldwide Inc.                                                                6             277
                                                                                                                        999
MACHINERY - 0.5%
  Caterpillar Inc.                                                                                       10             812
  Cummins Inc.                                                                                            1              92
  Deere & Co.                                                                                             7             474
  Rockwell Automation Inc.                                                                                5             212
                                                                                                                      1,590
MANUFACTURING - 5.8%
  3M Co.                                                                                                 23           1,832
  Cooper Industries Ltd. - Class A                                                                        3             165
  Crane Co.                                                                                               2              52
  Danaher Corp. (l)                                                                                       9             465
  Dover Corp.                                                                                             6             236
  Eastman Kodak Co.                                                                                       8             270
  Eaton Corp.                                                                                             4             276
  General Electric Capital Corp.                                                                        309          10,366
  Honeywell International Inc.                                                                           25             904
  Illinois Tool Works Inc.                                                                                9             828
  Ingersoll-Rand Co. - Class A                                                                            5             343
  ITT Industries Inc.                                                                                     3             214
  Pall Corp.                                                                                              4              90
  Textron Inc.                                                                                            4             255
  Tyco International Ltd.                                                                                59           1,803
                                                                                                                     18,099
MEDIA - 3.2%
  Clear Channel Communications Inc.                                                                      18             554
  Comcast Corp. - Class A (b)                                                                            65           1,846
  Dow Jones & Co. Inc. (l)                                                                                2              96
  Gannett Co. Inc.                                                                                        8             654
  Knight-Ridder Inc.                                                                                      2             152
  McGraw-Hill Cos. Inc.                                                                                   5             436
  Meredith Corp.                                                                                          1              75
  New York Times Co.                                                                                      4             172
  Time Warner Inc. (b)                                                                                  134           2,160
  Tribune Co.                                                                                             9             389
  Univision Communications Inc. (b) (l)                                                                   9             295
  Viacom Inc. - Class B                                                                                  51           1,705
  Walt Disney Co.                                                                                        60           1,357
                                                                                                                      9,891
METAL FABRICATION & HARDWARE - 0.0%
  Worthington Industries                                                                                  2              48


MINING - 0.6%
  Alcoa Inc.                                                                                             25             856
  Freeport-McMoRan Copper & Gold Inc.                                                                     5             211
  Newmont Mining Corp. (l)                                                                               13             584
  Phelps Dodge Corp.                                                                                      3             244
                                                                                                                      1,895
OFFICE & BUSINESS EQUIPMENT - 0.2%
  Pitney Bowes Inc.
7 297
  Xerox Corp. (b) (l)                                                                                    25             348
                                                                                                                        645
OIL & GAS PRODUCERS - 6.3%
  Amerada Hess Corp.                                                                                      3             233
  Anadarko Petroleum Corp.                                                                                7             480
  Apache Corp.                                                                                           10             480
  Burlington Resources Inc.                                                                              11             468
  ChevronTexaco Corp.                                                                                    62           3,344
  ConocoPhillips                                                                                         20           1,668
  Devon Energy Corp.                                                                                      7             505
  EOG Resources Inc.                                                                                      3             230
  Exxon Mobil Corp.                                                                                     190           9,191
  Kerr-McGee Corp.                                                                                        5             258
  Marathon Oil Corp.                                                                                     10             414
  Nabors Industries Ltd. (b)                                                                              4             206
  Noble Corp. (b)                                                                                         4             172
  Occidental Petroleum Corp.                                                                             11             642
  Rowan Cos. Inc. (b)                                                                                     3              85
  Sunoco Inc.                                                                                             2             163
  Transocean Inc. (b)                                                                                     9             333
  Unocal Corp.                                                                                            8             326
  Valero Energy Corp.                                                                                     4             305
                                                                                                                     19,503
OIL & GAS SERVICES - 0.7%
  Baker Hughes Inc.                                                                                      10             422
  BJ Services Co.                                                                                         5             245
  Halliburton Co.                                                                                        13             429
  Schlumberger Ltd.                                                                                      17           1,165
                                                                                                                      2,261
PACKAGING & CONTAINERS - 0.1%
  Ball Corp.                                                                                              3             123
  Bemis Co.                                                                                               3              85
  Pactiv Corp. (b)                                                                                        4              99
  Sealed Air Corp. (b)                                                                                    2             108
                                                                                                                        415
PHARMACEUTICALS - 6.3%
  Abbott Laboratories                                                                                    46           1,938
  Allergan Inc. (l)                                                                                       4             280
  AmerisourceBergen Corp.                                                                                 3             173
  Bristol-Myers Squibb Co.                                                                               57           1,348
  Cardinal Health Inc.                                                                                   12             545
  Caremark Rx Inc. (b)                                                                                   14             439
  Eli Lilly & Co.                                                                                        33           1,984
  Express Scripts Inc. - Class A (b)                                                                      2             145
  Forest Laboratories Inc. (b)                                                                           11             482
  Gilead Sciences Inc. (b)                                                                               13             475
  Hospira Inc. (b)                                                                                        5             141
  King Pharmaceuticals Inc. (b)                                                                           7              83
  Medco Health Solutions Inc. (b)                                                                         8             244
  Merck & Co. Inc.                                                                                       65           2,142
  Mylan Laboratories Inc.                                                                                 8             140
  Pfizer Inc.                                                                                           221           6,756
  Schering-Plough Corp.                                                                                  43             824
  Watson Pharmaceuticals Inc. (b)                                                                         3              99
  Wyeth                                                                                                  39           1,460
                                                                                                                     19,698
PIPELINES - 0.2%
  Dynegy Inc. - Class A (b)                                                                              12              59
  El Paso Corp. (l)                                                                                      18             166
  Kinder Morgan Inc.                                                                                      4             228
  Williams Cos. Inc.                                                                                     15             187
                                                                                                                        640
REAL ESTATE - 0.4%
  Apartment Investment & Management Co.                                                                   3              98
  Equity Office Properties Trust                                                                         12             317
  Equity Residential                                                                                      8             251
  ProLogis                                                                                                5             185
  Simon Property Group Inc.                                                                               6             325
                                                                                                                      1,176
RETAIL - 6.8%
  Autonation Inc. (b) (l)                                                                                 8             130
  Autozone Inc. (b)                                                                                       2             184
  Bed Bath & Beyond Inc. (b)                                                                              9             321
  Best Buy Co. Inc.                                                                                      10             518
  Big Lots Inc. (b)                                                                                       3              36
  Circuit City Stores Inc.                                                                                5              82
  Costco Wholesale Corp.                                                                                 14             565
  CVS Corp.                                                                                              12             495
  Darden Restaurants Inc.                                                                                 4             105
  Dillard's Inc. - Class A                                                                                2              44
  Dollar General Corp.                                                                                   10             196
  Family Dollar Stores Inc.                                                                               5             136
  Federated Department Stores Inc.                                                                        5             236
  Gap Inc. (l)                                                                                           27             496
  Home Depot Inc.                                                                                        64           2,518
  J.C. Penney Co. Inc.                                                                                    9             302
  Kohl's Corp. (b)                                                                                       10             475
  Limited Brands Inc.                                                                                    14             305
  Lowe's Cos. Inc.                                                                                       23           1,242
  May Department Stores Co.                                                                               9             221
  McDonald's Corp.                                                                                       37           1,031
  Nordstrom Inc.                                                                                          4             151
  Office Depot Inc. (b)                                                                                   9             132
  RadioShack Corp.                                                                                        4             128
  Sears Roebuck & Co. (l)                                                                                 6             247
  Staples Inc.                                                                                           14             429
  Starbucks Corp. (b)                                                                                    11             522
  Target Corp.                                                                                           26           1,191
  Tiffany & Co.                                                                                           4             128
  TJX Cos. Inc.                                                                                          14             316
  Toys "R" Us Inc. (b)                                                                                    6             108
  Walgreen Co.                                                                                           30           1,078
  Wal-Mart Stores Inc. (l)                                                                              124           6,598
  Wendy's International Inc.                                                                              3             113
  Yum! Brands Inc.                                                                                        8             339
                                                                                                                     21,118
SAVINGS & LOANS - 0.5%
  Golden West Financial Corp.                                                                             4             495
  Sovereign Bancorp. Inc.                                                                                10             218
  Washington Mutual Inc.                                                                                 26           1,000
                                                                                                                      1,713
SEMICONDUCTORS - 2.8%
  Advanced Micro Devices Inc. (b) (l)                                                                    10             136
  Altera Corp. (b)                                                                                       11             215
  Analog Devices Inc.                                                                                    11             433
  Applied Materials Inc. (b)                                                                             50             822
  Applied Micro Circuits Corp. (b)                                                                        8              24
  Broadcom Corp. (b)                                                                                      9             259
  Intel Corp.                                                                                           188           3,764
  KLA-Tencor Corp. (b)                                                                                    6             242
  Linear Technology Corp.                                                                                 9             325
  LSI Logic Corp. (b)                                                                                    12              51
  Maxim Integrated Products Inc.                                                                          9             396
  Micron Technology Inc. (b) (l)                                                                         18             217
  National Semiconductor Corp. (b)                                                                       11             165
  Novellus Systems Inc. (b)                                                                               4             115
  Nvidia Corp. (b)                                                                                        5              66
  PMC - Sierra Inc. (b)                                                                                   5              46
  QLogic Corp. (b)                                                                                        3              74
  Teradyne Inc. (b)                                                                                       6              79
  Texas Instruments Inc.                                                                                 51           1,080
  Xilinx Inc.                                                                                            10             273
                                                                                                                      8,780
SOFTWARE - 4.9%
  Adobe Systems Inc.                                                                                      7             343
  Autodesk Inc.                                                                                           3             162
  Automatic Data Processing Inc.                                                                         17             701
  BMC Software Inc. (b)                                                                                   6             100
  Citrix Systems Inc. (b)                                                                                 5              89
  Computer Associates International Inc.                                                                 17             444
  Compuware Corp. (b)                                                                                    12              61
  Electronic Arts Inc. (b)                                                                                9             409
  First Data Corp.                                                                                       25           1,091
  Fiserv Inc. (b)                                                                                         6             203
  IMS Health Inc.                                                                                         7             164
  Intuit Inc. (b) (l)                                                                                     6             254
  Mercury Interactive Corp. (b) (l)                                                                       3              95
  Microsoft Corp.                                                                                       318           8,790
  Novell Inc. (b)                                                                                        12              74
  Oracle Corp. (b)                                                                                      151           1,708
  Parametric Technology Corp. (b)                                                                         7              36
  PeopleSoft Inc. (b)                                                                                    11             216
  Siebel Systems Inc. (b)                                                                                14             108
  Veritas Software Corp. (b)                                                                             13             229
                                                                                                                     15,277
TELECOMMUNICATIONS - 3.0%
  Alltel Corp.                                                                                            9             496
  AT&T Corp.                                                                                             23             330
  BellSouth Corp.                                                                                        54           1,453
  CenturyTel Inc.                                                                                         4             141
  Citizens Communications Co.                                                                             9             125
  Qwest Communications International Inc. (b)                                                            52             175
  SBC Communications Inc.                                                                                97           2,517
  Sprint Corp. - FON Group (l)                                                                           43             858
  Verizon Communications Inc.                                                                            81           3,191
                                                                                                                      9,286
TELECOMMUNICATIONS EQUIPMENT - 1.7%
  ADC Telecommunications Inc. (b)                                                                        24              45
  Andrew Corp. (b)                                                                                        5              61
  Avaya Inc. (b)                                                                                         13             187
  CIENA Corp. (b)                                                                                        14              27
  Cisco Systems Inc. (b)                                                                                198           3,580
  Comverse Technology Inc. (b)                                                                            6             108
  Corning Inc. (b) (l)                                                                                   41             454
  JDS Uniphase Corp. (b)                                                                                 42             142
  Lucent Technologies Inc. (b)                                                                          127             402
  Scientific-Atlanta Inc.                                                                                 4             110
  Tellabs Inc. (b) (l)                                                                                   12             114
                                                                                                                      5,230
TEXTILES - 0.1%
  Cintas Corp.                                                                                            5             210


TOBACCO - 1.1%
  Altria Group Inc.                                                                                      60           2,822
  Reynolds American Inc. (l)                                                                              4             295
  UST Inc.                                                                                                5             198
                                                                                                                      3,315
TOYS & HOBBIES - 0.1%
  Hasbro Inc.                                                                                             5              99
  Mattel Inc.                                                                                            12             223
                                                                                                                        322
TRANSPORTATION - 1.5%
  Burlington Northern Santa Fe Corp.                                                                     11             410
  CSX Corp.                                                                                               6             212
  FedEx Corp.                                                                                             9             755
  Norfolk Southern Corp.                                                                                 11             338
  Ryder System Inc.                                                                                       2              91
  Union Pacific Corp.                                                                                     8             441
  United Parcel Service Inc.                                                                             33           2,495
                                                                                                                      4,742
WIRELESS TELECOMMUNICATIONS - 1.6%
  AT&T Wireless Services Inc. (b)                                                                        80           1,182
  Motorola Inc.                                                                                          69           1,248
  Nextel Communications Inc. (b)                                                                         33             780
  Qualcomm Inc.                                                                                          48           1,862
                                                                                                                      5,072
  Total Common Stocks (cost $285,592)                                                                               304,329
SHORT TERM INVESTMENTS - 2.3%
MONEY MARKET FUNDS - 2.2%
  Dreyfus Cash Management Plus, 1.50% (a)                                                             6,912           6,912


U.S. TREASURY BILLS - 0.1%
  U.S. Treasury Bill, 1.64%, 12/23/04 (m)                                                               400             398

  Total Short Term Investments (cost $7,310)                                                                          7,310
TOTAL INVESTMENTS - 99.9% (COST $292,902)                                                                           311,639
-----------------------------------------

OTHER ASSETS AND LIABILITIES, NET - 0.1%                                                                                217
----------------------------------------

TOTAL NET ASSETS - 100%                                                                                            $311,856
-----------------------

JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND
COMMON STOCKS - 97.6%
ADVERTISING - 0.5%
  Advo Inc.                                                                                               4            $124
  APAC Customer Services Inc. (b)                                                                         2               3
  Catalina Marketing Corp.                                                                                7             161
  Greenfield Online Inc. (b)                                                                              1              14
  Grey Global Group Inc.                                                                                  -              83
  Marchex Inc. - Class B (b)                                                                              1               7
  R.H. Donnelley Corp. (b)                                                                                3             151
  Sitel Corp. (b)                                                                                         9              19
  ValueVision Media Inc. - Class A (b)                                                                    2              33
  Ventiv Health Inc. (b)                                                                                  2              39
                                                                                                                        634
AEROSPACE & DEFENSE - 1.2%
  AAR Corp. (b)                                                                                           4              54
  Armor Holdings Inc. (b)                                                                                 4             159
  BE Aerospace Inc. (b)                                                                                   5              45
  Curtiss-Wright Corp.                                                                                    3             157
  DRS Technologies Inc. (b)                                                                               3             120
  Ducommun Inc. (b)                                                                                       1              24
  EDO Corp.                                                                                               2              58
  Engineered Support Systems Inc.                                                                         3             142
  Esterline Technologies Corp. (b)                                                                        3              90
  Fairchild Corp. - Class A (b)                                                                           1               3
  GenCorp Inc. (l)                                                                                        6              75
  Heico Corp.                                                                                             2              38
  Heico Corp. - Class A                                                                                   -               2
  Herley Industries Inc. (b)                                                                              2              30
  Innovative Solutions & Support Inc. (b)                                                                 1              22
  Kaman Corp. - Class A                                                                                   3              32
  Moog Inc. - Class A (b)                                                                                 3             126
  MTC Technologies Inc. (b)                                                                               1              28
  Orbital Sciences Corp. (b) (l)                                                                          6              72
  Sequa Corp. - Class A (b)                                                                               1              42
  Teledyne Technologies Inc. (b)                                                                          5             113
  Titan Corp. (b)                                                                                        11             157
  Triumph Group Inc. (b)                                                                                  2              73
  United Industrial Corp. (l)                                                                             1              45
                                                                                                                      1,707
AGRICULTURE - 0.1%
  Alico Inc.                                                                                              -              19
  Delta & Pine Land Co.                                                                                   5             134
  Maui Land & Pineapple Co. Inc. (b)                                                                      -              13
  Tejon Ranch Co. (b)                                                                                     1              37
                                                                                                                        203
AIRLINES - 0.5%
  Airtran Holdings Inc. (b)                                                                              11             112
  Alaska Air Group Inc. (b) (l)                                                                           4              98
  America West Holdings Corp. - Class B (b) (l)                                                           5              26
  Continental Airlines Inc. (b) (l)                                                                       9              78
  Delta Air Lines Inc. (b) (l)                                                                           14              45
  ExpressJet Holdings Inc. (b)                                                                            5              49
  Flyi Inc. (b)                                                                                           6              24
  Frontier Airlines Inc. (b)                                                                              5              38
  Mair Holdings Inc. (b)                                                                                  1               8
  Mesa Air Group Inc. (b)                                                                                 4              19
  Northwest Airlines Corp. (b) (l)                                                                       10              82
  Pinnacle Airlines Corp. (b)                                                                             2              24
  Republic Airways Holdings Inc. (b)                                                                      1               4
  SkyWest Inc.                                                                                            8             117
                                                                                                                        724
ALTERNATIVE ENERGY - 0.2%
  Danielson Holdings Corp. (b)                                                                            4              22
  FuelCell Energy Inc. (b) (l)                                                                            6              60
  Headwaters Inc. (b)                                                                                     4             137
  KFX Inc. (b) (l)                                                                                        6              47
  Plug Power Inc. (b) (l)                                                                                 6              40
  Syntroleum Corp. (b)                                                                                    4              27
                                                                                                                        335
APPAREL - 0.9%
  Carter's Inc. (b)                                                                                       1              25
  Cherokee Inc.                                                                                           1              22
  Deckers Outdoor Corp. (b) (l)                                                                           1              41
  DHB Industries Inc. (b) (l)                                                                             2              35
  Guess Inc. (b)                                                                                          2              35
  Gymboree Corp. (b)                                                                                      4              58
  Hampshire Group Ltd. (b)                                                                                -               6
  Hartmarx Corp. (b)                                                                                      3              23
  Kellwood Co.                                                                                            4             136
  K-Swiss Inc. - Class A                                                                                  4              69
  Oshkosh B'Gosh Inc. - Class A                                                                           1              21
  Oxford Industries Inc.                                                                                  2              67
  Perry Ellis International Inc. (b)                                                                      1              16
  Phillips-Van Heusen                                                                                     3              75
  Quiksilver Inc. (b)                                                                                     7             189
  Russell Corp.                                                                                           4              66
  Skechers U.S.A. Inc. - Class A (b)                                                                      3              37
  Steven Madden Ltd. (b)                                                                                  1              25
  Stride Rite Corp.                                                                                       5              53
  Warnaco Group Inc. (b)                                                                                  6             139
  Weyco Group Inc.                                                                                        -              17
  Wolverine World Wide Inc.                                                                               5             135
                                                                                                                      1,290
AUTO MANUFACTURERS - 0.1%
  ASV Inc. (b)                                                                                            1              41
  Wabash National Corp. (b)                                                                               4              99
                                                                                                                        140
AUTO PARTS & EQUIPMENT - 1.0%
  Aftermarket Technology Corp. (b)                                                                        2              22
  ArvinMeritor Inc.                                                                                       9             173
  Bandag Inc.                                                                                             1              65
  Collins & Aikman Corp. (b)                                                                              5              21
  Commercial Vehicle Group Inc. (b)                                                                       1              19
  Cooper Tire & Rubber Co.                                                                                9             182
  Exide Technologies (b)                                                                                  3              46
  Goodyear Tire & Rubber Co. (b) (l)                                                                     21             222
  Hayes Lemmerz International Inc. (b)                                                                    5              50
  Keystone Automotive Industries Inc. (b)                                                                 2              48
  Modine Manufacturing Co.                                                                                3              95
  Noble International Ltd.                                                                                1              13
  Raytech Corp. (b)                                                                                       2               4
  Sports Resorts International Inc. (b) (l)                                                               1               3
  Standard Motor Products Inc.                                                                            2              27
  Strattec Security Corp. (b)                                                                             -              29
  Superior Industries International Inc. (l)                                                              3              92
  Tenneco Automotive Inc. (b)                                                                             5              71
  Tower Automotive Inc. (b)                                                                               7              15
  Visteon Corp.                                                                                          17             137
                                                                                                                      1,334
BANKS - 8.4%
  1st Source Corp.                                                                                        1              36
  ABC Bancorp.                                                                                            1              22
  Alabama National Bancorp.                                                                               2             106
  Amcore Financial Inc.                                                                                   3              91
  AmericanWest Bancorp. (b)                                                                               1              21
  Arrow Financial Corp.                                                                                   1              33
  Bancfirst Corp.                                                                                         -              31
  Bancorpsouth Inc.                                                                                      10             237
  BancTrust Financial Group Inc.                                                                          1              20
  Bank Mutual Corp.                                                                                      11             126
  Bank of Granite Corp.                                                                                   2              30
  Bank of the Ozarks Inc.                                                                                 1              44
  Banner Corp.                                                                                            1              34
  Boston Private Financial Holdings Inc.                                                                  4              91
  Bryn Mawr Bank Corp. (l)                                                                                1              17
  C&F Financial Corp.                                                                                     -              18
  Camden National Corp.                                                                                   1              40
  Capital City Bank Group Inc.                                                                            1              40
  Capital Corp. of the West                                                                               1              29
  Capital Crossing Bank (b)                                                                               -              10
  Capitol Bancorp. Ltd.                                                                                   1              34
  Cascade Bancorp.                                                                                        2              37
  Cathay Bancorp. Inc.                                                                                    6             222
  Cavalry Bancorp. Inc. (l)                                                                               -               5
  Center Financial Corp.                                                                                  1              19
  Central Coast Bancorp. (b)                                                                              1              22
  Central Pacific Financial Corp.                                                                         4             109
  Century Bancorp. Inc. - Class A                                                                         -              12
  Chemical Financial Corp.                                                                                3             117
  Chittenden Corp.                                                                                        6             172
  Citizens Banking Corp.                                                                                  6             193
  City Bank Lynnwood                                                                                      1              32
  City Holding Co.                                                                                        2              67
  CNB Financial Corp. (l)                                                                                 1              15
  Coastal Financial Corp.                                                                                 2              23
  CoBiz Inc.                                                                                              2              27
  Columbia Bancorp.                                                                                       1              19
  Columbia Banking Systems Inc.                                                                           2              41
  Community Bank                                                                                          1               9
  Community Bank System Inc.                                                                              4              90
  Community Banks Inc.                                                                                    2              44
  Community First Bankshares Inc.                                                                         5             149
  Community Trust Bancorp. Inc.                                                                           1              40
  Corus Bankshares Inc.                                                                                   2              94
  CVB Financial Corp.                                                                                     5             108
  East-West Bancorp. Inc.                                                                                 7             223
  EuroBancshares Inc. (b)                                                                                 1              19
  Exchange National Bancshares Inc. (l)                                                                   1              15
  Farmers Capital Bank Corp.                                                                              1              24
  Financial Institutions Inc.                                                                             1              23
  First Bancorp.                                                                                          5             222
  First Bancorp.                                                                                          1              33
  First Busey Corp. - Class A                                                                             2              32
  First Charter Corp.                                                                                     4              97
  First Citizens Banc Corp. (l)                                                                           -               9
  First Citizens BancShares Inc. - Class A                                                                1             100
  First Commonwealth Financial Corp.                                                                      9             121
  First Community Bancorp.                                                                                2              75
  First Community Bancshares Inc.                                                                         1              45
  First Financial Bancorp.                                                                                5              77
  First Financial Bankshares Inc.                                                                         2              68
  First Financial Corp.                                                                                   2              52
  First Indiana Corp.                                                                                     1              29
  First M&F Corp.                                                                                         -              12
  First Merchants Corp.                                                                                   2              57
  First Midwest Bancorp. Inc.                                                                             6             214
  First National Bankshares of Florida Inc.                                                               6             150
  First Oak Brook Bancshares Inc.                                                                         1              24
  First of Long Island Corp.                                                                              -              16
  First Republic Bank                                                                                     2              82
  First State Bancorp.                                                                                    1              25
  Firstbank Corp.                                                                                         1              17
  FNB Corp.                                                                                               6             131
  FNB Corp.                                                                                               1              23
  Foothill Independent Bancorp.                                                                           1              11
  Frontier Financial Corp.                                                                                2              76
  GB&T Bancshares Inc.                                                                                    1              18
  German American Bancorp.                                                                                1              18
  Glacier Bancorp. Inc.                                                                                   3              93
  Gold Bancorp. Inc.                                                                                      5              72
  Great Southern Bancorp. Inc.                                                                            1              38
  Greater Bay Bancorp.                                                                                    7             201
  Greater Community Bancorp.                                                                              -               -
  Greene County Bancshares Inc.                                                                           1              16
  Hancock Holding Co.                                                                                     4             116
  Hanmi Financial Corp.                                                                                   2              60
  Harleysville National Corp.                                                                             3              86
  Heartland Financial USA Inc.                                                                            1              22
  IBERIABANK Corp.                                                                                        1              53
  Independent Bank Corp.                                                                                  2              67
  Independent Bank Corp.                                                                                  2              62
  Integra Bank Corp.                                                                                      2              42
  Interchange Financial Services Corp.                                                                    1              30
  International Bancshares Corp.                                                                          -               2
  Irwin Financial Corp.                                                                                   2              56
  Lakeland Bancorp. Inc.                                                                                  2              37
  Lakeland Financial Corp.                                                                                1              30
  LSB Bancshares Inc.                                                                                     -               6
  Macatawa Bank Corp.                                                                                     1              27
  Main Street Banks Inc.                                                                                  2              59
  MainSource Financial Group Inc.                                                                         1              22
  MB Financial Corp.                                                                                      3             102
  MBT Financial Corp.                                                                                     2              35
  Mercantile Bank Corp.                                                                                   1              35
  Merchants Bancshares Inc.                                                                               1              14
Mid-State Bancshares                                                                                      3              85
  Midwest Banc Holdings Inc.                                                                              1              23
  Nara Bancorp. Inc.                                                                                      3              53
  National Bankshares Inc. (l)                                                                            -              19
  National Penn Bancshares Inc.                                                                           4             119
  NBC Capital Corp. (l)                                                                                   1              20
  NBT Bancorp. Inc.                                                                                       4             102
  Oak Hill Financial Inc.                                                                                 1              20
  Old National Bancorp.                                                                                   9             219
  Old Second Bancorp. Inc.                                                                                2              43
  Omega Financial Corp.                                                                                   1              35
  Oriental Financial Group Inc.                                                                           2              64
  Pacific Capital Bancorp.                                                                                6             184
  Park National Corp.                                                                                     2             242
  Peapack Gladstone Financial Corp.                                                                       1              30
  Pennrock Financial Services Corp.                                                                       1              26
  Penns Woods Bancorp. Inc.                                                                               -              17
  Peoples Bancorp. Inc.                                                                                   1              33
  Peoples Holding Co.                                                                                     1              41
  Placer Sierra Bancshares (b)                                                                            1              15
  PrivateBancorp Inc.                                                                                     2              57
  Prosperity Bancshares Inc.                                                                              2              61
  Provident Bankshares Corp.                                                                              5             151
  R&G Financial Corp. - Class B                                                                           4             147
  Republic Bancorp. Inc.                                                                                  8             127
  Republic Bancorp. Inc. - Class A                                                                        1              20
  Riggs National Corp.                                                                                    2              48
  Royal Bancshares of Pennsylvania - Class A                                                              1              14
  S&T Bancorp. Inc.                                                                                       3             109
  S.Y. Bancorp. Inc.                                                                                      2              36
  Sandy Spring Bancorp. Inc.                                                                              2              67
  Santander BanCorp.                                                                                      1              16
  SCBT Financial Corp.                                                                                    1              28
  Seacoast Banking Corp.                                                                                  1              30
  Security Bank Corp.                                                                                     1              21
  Shore Bancshares Inc.                                                                                   1              22
  Signature Bank (b)                                                                                      1              16
  Silicon Valley Bancshares (b)                                                                           5             171
  Simmons First National Corp. - Class A                                                                  2              51
  Smithtown Bancorp. Inc. (l)                                                                             1              15
  Southern Community Financial Corp.                                                                      2              17
  Southside Bancshares Inc.                                                                               1              25
  Southwest Bancorp. Inc.                                                                                 1              26
  Southwest Bancorp. of Texas Inc.                                                                        9             188
  State Bancorp. Inc.                                                                                     1              20
  State Financial Services Corp.                                                                          1              16
  Sterling Bancorp. - NYS                                                                                 2              43
  Sterling Bancshares Inc.                                                                                6              77
  Sterling Financial Corp.                                                                                3              80
  Suffolk Bancorp.                                                                                        1              39
  Sun Bancorp. Inc. (b)                                                                                   1              32
  Sun Bancorp. Inc.                                                                                       1              17
  Susquehanna Bancshares Inc.                                                                             6             146
  Taylor Capital Group Inc.                                                                               1              12
  Texas Capital Bancshares Inc. (b)                                                                       3              47
  Texas Regional Bancshares Inc. - Class A                                                                6             175
  The Bancorp. Bank (b)                                                                                   1              16
  Tompkins Trustco Inc.                                                                                   1              47
  Trico Bancshares                                                                                        1              27
  TrustCo Bancorp.                                                                                       10             123
  Trustmark Corp.                                                                                         6             196
  UMB Financial Corp.                                                                                     2              95
  Umpqua Holdings Corp.                                                                                   6             136
  Union Bankshares Corp.                                                                                  1              35
  United Bankshares Inc.                                                                                  5             177
  United Community Banks Inc.                                                                             4              89
  Univest Corp. of Pennsylvania                                                                           1              41
  Unizan Financial Corp.                                                                                  3              71
  USB Holding Co. Inc.                                                                                    1              37
  Virginia Commerce Bancorp. (b) (l)                                                                      1              20
  Virginia Financial Group Inc.                                                                           1              34
  Washington Trust Bancorp. Inc.                                                                          2              43
  Wayne Bancorp. Inc. (l)                                                                                 1              19
  WesBanco Inc.                                                                                           2              64
  West Bancorp. (l)                                                                                       2              33
  West Coast Bancorp.                                                                                     2              36
  Westamerica Bancorp.                                                                                    4             233
  Western Sierra Bancorp. (b)                                                                             1              25
  Wilshire Bancorp Inc. (b)                                                                               1              30
  Wintrust Financial Corp.                                                                                3             151
  Yardville National Bancorp.                                                                             1              30
                                                                                                                     11,662
BEVERAGES - 0.1%
  Boston Beer Co. Inc. - Class A (b)                                                                      1              28
  Coca-Cola Co.                                                                                           -              26
  Farmer Bros. Co.                                                                                        1              25
  Hansen Natural Corp. (b) (l)                                                                            1              19
  National Beverage Corp. (b)                                                                             1               6
  Peet's Coffee & Tea Inc. (b)                                                                            1              34
  Robert Mondavi Corp. - Class A (b)                                                                      1              53
                                                                                                                        191
BIOTECHNOLOGY - 1.9%
  Aksys Ltd. (b) (l)                                                                                      1               5
  Alexion Pharmaceuticals Inc. (b)                                                                        3              63
  Aphton Corp. (b) (l)                                                                                    4              14
  Applera Corp. - Celera Genomics Group (b)                                                              10             114
  Ariad Pharmaceuticals Inc. (b)                                                                          7              45
  Avant Immunotherapeutics Inc. (b)                                                                       9              15
  Axonyx Inc. (b)                                                                                         7              39
  Barrier Therapeutics Inc. (b)                                                                           1               9
  BioCryst Pharmaceuticals Inc. (b)                                                                       2               9
  Bio-Rad Laboratories Inc. - Class A (b)                                                                 2             118
  Cambrex Corp.                                                                                           3              74
  CancerVax Corp. (b) (l)                                                                                 2              15
  Cell Genesys Inc. (b)                                                                                   6              54
  Ciphergen Biosystems Inc. (b)                                                                           3              11
  Corgentech Inc. (b) (l)                                                                                 1              17
  CuraGen Corp. (b) (l)                                                                                   6              32
  Curis Inc. (b)                                                                                          6              25
  Cytogen Corp. (b) (l)                                                                                   2              22
  Cytokinetics Inc. (b)                                                                                   1              11
  Decode Genetics Inc. (b)                                                                                6              48
  Digene Corp. (b)                                                                                        2              47
  Diversa Corp. (b)                                                                                       3              25
  Encysive Pharmaceuticals Inc. (b)                                                                       7              64
  Enzo Biochem Inc. (b)                                                                                   3              48
  Enzon Pharmaceuticals Inc. (b)                                                                          6              97
  Exact Sciences Corp. (b)                                                                                2               7
  Exelixis Inc. (b)                                                                                       8              66
  Genaera Corp. (b)                                                                                       7              28
  Gene Logic Inc. (b)                                                                                     4              14
  Genelabs Technologies (b) (l)                                                                          12              31
  Genencor International Inc. (b)                                                                         1              13
  Geron Corp. (b) (l)                                                                                     6              34
  GTx Inc. (b)                                                                                            1               7
  Harvard Bioscience Inc. (b)                                                                             1               3
  Human Genome Sciences Inc. (b) (l)                                                                     18             193
  Illumina Inc. (b)                                                                                       4              24
  Immunogen Inc. (b)                                                                                      5              25
  Immunomedics Inc. (b)                                                                                   5              14
  Incyte Corp. (b)                                                                                        8              81
  Integra LifeSciences Holdings Corp. (b)                                                                 3              87
  InterMune Inc. (b)                                                                                      4              48
  Keryx Biopharmaceuticals Inc. (b)                                                                       3              32
  Kosan Biosciences Inc. (b)                                                                              3              17
  Lexicon Genetics Inc. (b)                                                                               8              55
  Lifecell Corp. (b)                                                                                      4              36
  Marshall Edwards Inc. (b) (l)                                                                           1               7
  Maxim Pharmaceuticals Inc. (b) (l)                                                                      4              10
  Maxygen Inc. (b)                                                                                        3              29
  Myogen Inc. (b)                                                                                         2              12
  Myriad Genetics Inc. (b)                                                                                4              63
  Nanogen Inc. (b) (l)                                                                                    5              18
  Neose Technologies Inc. (b)                                                                             3              20
  Northfield Laboratories Inc. (b) (l)                                                                    3              36
  Oscient Pharmaceuticals Corp. (b)                                                                       8              28
  Peregrine Pharmaceuticals Inc. (b)                                                                     14              22
  Praecis Pharmaceuticals Inc. (b)                                                                        7              16
  Regeneration Technologies Inc. (b)                                                                      3              23
  Regeneron Pharmaceuticals Inc. (b)                                                                      5              43
  Savient Pharmaceuticals Inc. (b)                                                                        6              14
  Seattle Genetics Inc. (b)                                                                               4              27
  Serologicals Corp. (b)                                                                                  3              79
  SuperGen Inc. (b) (l)                                                                                   6              35
  Telik Inc. (b)                                                                                          6             130
  Tercica Inc. (b)                                                                                        1               7
  Third Wave Technologies Inc. (b)                                                                        3              23
  Transkaryotic Therapies Inc. (b)                                                                        4              70
  Vertex Pharmaceuticals Inc. (b)                                                                        11             114
                                                                                                                      2,663
BUILDING MATERIALS - 1.0%
  Aaon Inc. (b)                                                                                           1              17
  Apogee Enterprises Inc.                                                                                 4              51
  Comfort Systems USA Inc. (b)                                                                            5              33
  Drew Industries Inc. (b)                                                                                1              34
  Eagle Materials Inc.                                                                                    2             178
  ElkCorp.                                                                                                3              73
  Genlyte Group Inc. (b)                                                                                  2             106
  Lennox International Inc.                                                                               6              89
  LSI Industries Inc.                                                                                     2              26
  NCI Building Systems Inc. (b)                                                                           3              84
  Simpson Manufacturing Co. Inc.                                                                          2             155
  Texas Industries Inc.                                                                                   3             152
  Trex Co. Inc. (b)                                                                                       1              60
  Universal Forest Products Inc.                                                                          2              72
  US Concrete Inc. (b)                                                                                    3              17
  USG Corp. (b) (l)                                                                                       4              79
  York International Corp.                                                                                6             179
                                                                                                                      1,405
CHEMICALS - 2.9%
  A. Schulman Inc.                                                                                        4              92
  Aceto Corp.                                                                                             2              30
  Airgas Inc.                                                                                             8             193
  Albemarle Corp.                                                                                         4             150
  American Vanguard Corp. (l)                                                                             1              25
  Arch Chemicals Inc.                                                                                     3              86
  Cabot Microelectronics Corp. (b)                                                                        3             123
  Crompton Corp.                                                                                         16             149
  Cytec Industries Inc.                                                                                   5             254
  Ferro Corp.                                                                                             6             125
  FMC Corp. (b)                                                                                           5             239
  Georgia Gulf Corp. (l)                                                                                  4             173
  Great Lakes Chemical Corp.                                                                              7             174
  HB Fuller Co.                                                                                           4             106
  Hercules Inc. (b)                                                                                      15             214
  IMC Global Inc. (b) (l)                                                                                16             274
  Kronos Worldwide Inc.                                                                                   -              15
  MacDermid Inc.                                                                                          4             107
  Millennium Chemicals Inc. (b) (l)                                                                       9             183
  Minerals Technologies Inc.                                                                              3             163
  NewMarket Corp. (b)                                                                                     2              39
  NL Industries                                                                                           1              21
  Octel Corp.                                                                                             2              37
  Olin Corp.                                                                                              9             185
  OM Group Inc. (b)                                                                                       4             137
  Omnova Solutions Inc. (b)                                                                               5              31
  PolyOne Corp. (b)                                                                                      13              95
  Quaker Chemical Corp.                                                                                   1              28
  Sensient Technologies Corp.                                                                             6             134
  Solutia Inc. (b)                                                                                        9               2
  Spartech Corp.                                                                                          3              83
  Stepan Co.                                                                                              1              15
  Symyx Technologies Inc. (b)                                                                             4              90
  Terra Industries Inc. (b)                                                                               5              43
  Valhi Inc.                                                                                              1              18
  W.R. Grace & Co. (b)                                                                                    9              83
  Wellman Inc.                                                                                            4              37
  Westlake Chemical Corp. (b)                                                                             1              29
                                                                                                                      3,982
COMMERCIAL SERVICES - 4.1%
  Aaron Rents Inc.                                                                                        5             114
  ABM Industries Inc.                                                                                     5             105
  ACE Cash Express Inc. (b)                                                                               1              31
  Administaff Inc. (b)                                                                                    3              34
  Advisory Board Co. (b)                                                                                  2              78
  Albany Molecular Research Inc. (b)                                                                      3              31
  Alderwoods Group Inc. (b)                                                                               6              55
  AMN Healthcare Services Inc. (b)                                                                        1              17
  Arbitron Inc. (b)                                                                                       4             152
  Banta Corp.                                                                                             3             133
  Bowne & Co. Inc.                                                                                        5              59
  Bright Horizons Family Solutions Inc. (b)                                                               2              96
  CDI Corp.                                                                                               2              31
  Central Parking Corp.                                                                                   2              33
  Century Business Services Inc. (b)                                                                      8              36
  Charles River Associates Inc. (b)                                                                       1              53
  Chemed Corp.                                                                                            2              88
  Clark Inc. (b)                                                                                          2              30
  Coinstar Inc. (b)                                                                                       3              65
  Consolidated Graphics Inc. (b)                                                                          2              63
  Cornell Cos. Inc. (b)                                                                                   2              25
  Corrections Corp. of America (b)                                                                        5             171
  Corvel Corp. (b)                                                                                        1              27
  CoStar Group Inc. (b)                                                                                   2             107
  CPI Corp.                                                                                               1              12
  Cross Country Healthcare Inc. (b)                                                                       3              48
  DiamondCluster International Inc. (b)                                                                   3              40
  Dollar Thrifty Automotive Group (b)                                                                     3              80
  Electro Rent Corp. (b)                                                                                  2              23
  Euronet Worldwide Inc. (b)                                                                              3              55
  Exponent Inc. (b)                                                                                       1              19
  Exult Inc. (b) (l)                                                                                      7              35
  First Advantage Corp. - Class A (b)                                                                     -               5
  First Consulting Group Inc. (b)                                                                         2              10
  First Health Group Corp. (b)                                                                           12             196
  Forrester Research Inc. (b)                                                                             2              31
  FTI Consulting Inc. (b) (l)                                                                             6             107
  Gartner Inc. (b)                                                                                        8              95
  Geo Group Inc. (b)                                                                                      1              23
  Gevity HR Inc.                                                                                          3              46
  Greg Manning Auctions Inc. (b) (l)                                                                      1               6
  Healthcare Services Group                                                                               2              33
  Heidrick & Struggles International Inc. (b)                                                             2              62
  Hooper Holmes Inc.                                                                                      7              32
  Hudson Highland Group Inc. (b)                                                                          1              37
  Insurance Auto Auctions Inc. (b)                                                                        1              20
  Integrated Electrical Services Inc. (b)                                                                 4              21
  Interactive Data Corp. (b)                                                                              5              92
  Intersections Inc. (b)                                                                                  1              12
  iPayment Holdings Inc. (b)                                                                              1              60
  Jackson Hewitt Tax Service Inc.                                                                         4              77
  Kelly Services Inc. - Class A                                                                           2              65
  kforce Inc. (b)                                                                                         3              28
  Korn/Ferry International (b)                                                                            4              77
  Labor Ready Inc. (b)                                                                                    5              75
  Landauer Inc.                                                                                           1              58
  Learning Tree International Inc. (b)                                                                    1              13
  LECG Corp. (b)                                                                                          2              30
  Magellan Health Services Inc. (b)                                                                       4             135
  MAXIMUS Inc. (b)                                                                                        3              74
  McGrath Rentcorp.                                                                                       1              49
  Medical Staffing Network Holdings Inc. (b)                                                              2              12
  Memberworks Inc. (b) (l)                                                                                1              20
  Midas Inc. (b)                                                                                          2              33
  Monro Muffler Brake Inc. (b)                                                                            1              27
  MPS Group Inc. (b)                                                                                     14             117
  National Processing Inc. (b)                                                                            1              31
  Navigant Consulting Inc. (b)                                                                            6             135
  NCO Group Inc. (b)                                                                                      4              96
  Parexel International Corp. (b)                                                                         4              70
  PDI Inc. (b)                                                                                            1              27
  Pre-Paid Legal Services Inc. (b) (l)                                                                    1              35
  PRG-Schultz International Inc. (b)                                                                      5              31
  Princeton Review Inc. (b)                                                                               2              14
  Proxymed Inc. (b)                                                                                       1               5
  Quanta Services Inc. (b)                                                                               10              61
  Rent-Way Inc. (b)                                                                                       3              22
  Resources Connection Inc. (b)                                                                           3             119
  Rewards Network Inc. (b)                                                                                2              12
  Rollins Inc.                                                                                            3              62
  SFBC International Inc. (b)                                                                             2              46
  Sotheby's Holdings Inc. - Class A (b)                                                                   6              96
  Source Interlink Cos. Inc. (b)                                                                          3              26
  SOURCECORP Inc. (b)                                                                                     2              48
  Spherion Corp. (b)                                                                                      8              62
  Startek Inc.                                                                                            1              44
  Stewart Enterprises Inc. - Class A (b)                                                                 14              99
  Strayer Education Inc.                                                                                  2             235
  TeleTech Holdings Inc. (b)                                                                              5              46
  TNS Inc. (b)                                                                                            1              10
  United Rentals Inc. (b)                                                                                 6              91
  Universal Technical Institute Inc. (b)                                                                  2              57
  Valassis Communications Inc. (b)                                                                        7             210
  Volt Information Sciences Inc. (b)                                                                      1              33
  Watson Wyatt & Co. Holdings                                                                             4             117
                                                                                                                      5,664
COMPUTERS - 3.1%
  3D Systems Corp. (b)                                                                                    -               2
  ActivCard Corp. (b)                                                                                     5              33
  Advanced Digital Information Corp. (b)                                                                  9              77
  Agilysys Inc.                                                                                           4              66
  Ansoft Corp. (b)                                                                                        1              17
  Anteon International Corp. (b)                                                                          4             131
  BISYS Group Inc. (b)                                                                                   16             240
  Brocade Communications Systems Inc. (b)                                                                35             195
  CACI International Inc. - Class A (b)                                                                   4             211
  CapitalSource Inc. (b)                                                                                  3              10
  Carreker Corp. (b)                                                                                      3              21
  Catapult Communications Corp. (b)                                                                       1              15
  Ciber Inc. (b)                                                                                          7              54
  Compucom Systems Inc. (b)                                                                               3              15
  Computer Horizons Corp. (b)                                                                             4              17
  Covansys Corp. (b)                                                                                      3              31
  Cray Inc. (b)                                                                                          12              41
  Cyberguard Corp. (b)                                                                                    2              13
  Digimarc Corp. (b)                                                                                      2              21
  DigitalNet Holdings Inc. (b)                                                                            1              27
  Dot Hill Systems Corp. (b)                                                                              6              46
  Drexler Technology Corp. (b) (l)                                                                        1              10
  Echelon Corp. (b)                                                                                       3              27
  Electronics for Imaging Inc. (b)                                                                        7             116
  Factset Research Systems Inc.                                                                           3             130
  Gateway Inc. (b)                                                                                       30             147
  Hutchinson Technology Inc. (b) (l)                                                                      3              92
  iGate Capital Corp. (b)                                                                                 2               7
  Imation Corp.                                                                                           5             171
  InFocus Corp. (b)                                                                                       6              51
  Integral Systems Inc.                                                                                   1              22
  Intergraph Corp. (b)                                                                                    5             133
  InterVoice Inc. (b)                                                                                     5              52
  Iomega Corp. (b)                                                                                        6              30
  Kanbay International Inc. (b)                                                                           1              19
  Komag Inc. (b)                                                                                          4              52
  Kronos Inc. (b)                                                                                         4             183
  Lexar Media Inc. (b) (l)                                                                                9              77
  Magma Design Automation Inc. (b)                                                                        3              48
  Manhattan Associates Inc. (b)                                                                           4              96
  Maxwell Technologies Inc. (b)                                                                           1              12
  McData Corp. (b)                                                                                       16              79
  Mentor Graphics Corp. (b)                                                                               9             103
  Mercury Computer Systems Inc. (b)                                                                       3              75
  Micros Systems Inc. (b)                                                                                 2             107
  Mobility Electronics Inc. (b)                                                                           3              28
  MTS Systems Corp.                                                                                       3              60
  Nassda Corp. (b)                                                                                        2               6
  Netscout Systems Inc. (b)                                                                               3              15
  Overland Storage Inc. (b)                                                                               2              26
  PalmOne Inc. (b) (l)                                                                                    6             169
  Pec Solutions Inc. (b) (l)                                                                              2              18
  Perot Systems Corp. (b)                                                                                10             163
  Pomeroy Computer Resources (b)                                                                          1              11
  Quantum Corp. (b)                                                                                      24              56
  Radiant Systems Inc. (b)                                                                                1               5
  RadiSys Corp. (b)                                                                                       2              33
  SI International Inc. (b)                                                                               1              18
  Silicon Graphics Inc. (b) (l)                                                                          28              40
  Silicon Storage Technology Inc. (b)                                                                    11              67
  SRA International Inc. - Class A (b)                                                                    2              91
  Stratasys Inc. (b) (l)                                                                                  1              40
  SYKES Enterprises Inc. (b)                                                                              3              12
  Synaptics Inc. (b)                                                                                      3              57
  Synplicity Inc. (b)                                                                                     2               8
  Syntel Inc.                                                                                             1              13
  Talx Corp.                                                                                              2              43
  Tier Technologies Inc. - Class B (b)                                                                    3              24
  Transact Technologies Inc. (b)                                                                          1              31
  Tyler Technologies Inc. (b)                                                                             5              42
  Xybernaut Corp. (b) (l)                                                                                19              21
                                                                                                                      4,219
COSMETICS & PERSONAL CARE - 0.2%
  Chattem Inc. (b)                                                                                        2              75
  DEL Laboratories Inc. (b)                                                                               1              19
  Elizabeth Arden Inc. (b)                                                                                3              63
  Inter Parfums Inc.                                                                                      1               8
  Revlon Inc. - Class A (b)                                                                              20              50
                                                                                                                        215
DISTRIBUTION & WHOLESALE - 0.8%
  Advanced Marketing Services Inc.                                                                        2              18
  Aviall Inc. (b)                                                                                         3              68
  Brightpoint Inc. (b)                                                                                    3              43
  Building Material Holding Corp.                                                                         2              48
  Central European Distribution Corp. (b) (l)                                                             2              37
  Handleman Co.                                                                                           3              69
  LKQ Corp. (b)                                                                                           2              35
  Navarre Corp. (b)                                                                                       3              42
  Nuco2 Inc. (b)                                                                                          1              14
  Owens & Minor Inc. (l)                                                                                  5             138
  ScanSource Inc. (b)                                                                                     2             110
  SCP Pool Corp.                                                                                          7             190
  United Stationers Inc. (b)                                                                              5             198
  Watsco Inc.                                                                                             3              90
  WESCO International Inc. (b)                                                                            2              57
                                                                                                                      1,157
DIVERSIFIED FINANCIAL SERVICES - 1.2%
  Accredited Home Lenders Holding Co. (b) (l)                                                             2              83
  Advanta Corp. - Class B                                                                                 3              63
  Affiliated Managers Group Inc. (b) (l)                                                                  3             180
  Archipelago Holdings Inc. (b)                                                                           1              20
  Asset Acceptance Capital Corp. (b)                                                                      1              15
  Asta Funding Inc.                                                                                       1              23
  BKF Capital Group Inc.                                                                                  1              26
  Charter Municipal Mortgage Acceptance Co.                                                               6             132
  Cohen & Steers Inc. (b)                                                                                 1              15
  Collegiate Funding Services LLC (b)                                                                     1              15
  CompuCredit Corp. (b)                                                                                   2              45
  Credit Acceptance Corp. (b)                                                                             1              26
  Education Lending Group Inc. (b) (l)                                                                    2              24
  Encore Capital Group Inc. (b)                                                                           2              28
  eSPEED Inc. (b)                                                                                         3              34
  Federal Agricultural Mortgage Corp. - Class C (b)                                                       1              26
  Financial Federal Corp. (b)                                                                             2              90
  Gabelli Asset Management Inc. - Class A                                                                 1              39
  Greenhill & Co. Inc.                                                                                    1              14
  Investment Technology Group Inc. (b)                                                                    6              89
  Knight Trading Group Inc. (b) (l)                                                                      15             142
  LaBranche & Co. Inc. (b) (l)                                                                            7              63
  Marlin Business Services Inc. (b)                                                                       1              15
  Metris Cos. Inc. (b)                                                                                    4              40
  National Financial Partners Corp.                                                                       5             162
  Nelnet Inc. (b)                                                                                         1              25
  Piper Jaffray Cos. (b)                                                                                  3             103
  Portfolio Recovery Associates Inc. (b)                                                                  2              46
  Sanders Morris Harris Group Inc.                                                                        1              17
  Stifel Financial Corp. (b)                                                                              1              22
  SWS Group Inc.                                                                                          2              34
  United PanAm Financial Corp. (b)                                                                        -               8
  World Acceptance Corp. (b)                                                                              2              50
                                                                                                                      1,714
ELECTRIC - 1.6%
  Aquila Inc. (b)                                                                                        27              85
  Avista Corp.                                                                                            7             120
  Black Hills Corp.                                                                                       4             120
  Calpine Corp. (b) (l)                                                                                  61             174
  Central Vermont Public Service Corp.                                                                    1              30
  CH Energy Group Inc.                                                                                    2              98
  Cleco Corp.                                                                                             6             110
  CMS Energy Corp. (b) (l)                                                                               22             212
  Duquesne Light Holdings Inc.                                                                           10             187
  El Paso Electric Co. (b)                                                                                7             106
  Empire District Electric Co. (l)                                                                        3              71
  Idacorp Inc.                                                                                            5             152
  MGE Energy Inc.                                                                                         3              81
  Otter Tail Corp.                                                                                        3              87
  PNM Resources Inc.                                                                                      8             185
  Sierra Pacific Resources (b)                                                                           16             140
  UIL Holdings Corp.                                                                                      2              80
  Unisource Energy Corp.                                                                                  5             110
                                                                                                                      2,148
ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
  Advanced Energy Industries Inc. (b)                                                                     3              29
  American Superconductor Corp. (b) (l)                                                                   3              40
  Artesyn Technologies Inc. (b)                                                                           5              45
  Belden CDT Inc.                                                                                         6             139
  C&D Technologies Inc.                                                                                   3              64
  Capstone Turbine Corp. (b)                                                                              9              14
  Cherokee International Corp. (b)                                                                        1               6
  Encore Wire Corp. (b)                                                                                   2              30
  Energy Conversion Devices Inc. (b) (l)                                                                  3              37
  EnerSys Inc. (b)                                                                                        2              24
  General Cable Corp. (b)                                                                                 5              57
  GrafTech International Ltd. (b)                                                                        13             181
  Intermagnetics General Corp. (b)                                                                        3              77
  Littelfuse Inc. (b)                                                                                     3             106
  Magnetek Inc. (b)                                                                                       3              24
  Medis Technologies Ltd. (b) (l)                                                                         2              19
  Powell Industries Inc. (b)                                                                              1              15
  Power-One Inc. (b)                                                                                      9              58
  Rayovac Corp. (b)                                                                                       5             119
  Research Frontiers Inc. (b) (l)                                                                         1               8
  Ultralife Batteries Inc. (b)                                                                            2              18
  Universal Display Corp. (b)                                                                             3              26
  Valence Technology Inc. (b) (l)                                                                         8              27
  Vicor Corp.                                                                                             2              25
  Wilson Greatbatch Technologies Inc. (b)                                                                 3              49
                                                                                                                      1,237
ELECTRONICS - 2.7%
  Analogic Corp.                                                                                          2              69
  BEI Technologies Inc.                                                                                   1              38
  Bel Fuse Inc. - Class B                                                                                 2              51
  Benchmark Electronics Inc. (b)                                                                          5             162
  Brady Corp. - Class A                                                                                   2             119
  California Micro Devices Corp. (b)                                                                      3              24
  Checkpoint Systems Inc. (b)                                                                             5              78
  Coherent Inc. (b)                                                                                       4             106
  CTS Corp.                                                                                               5              62
  Cubic Corp.                                                                                             2              50
  Cyberoptics Corp. (b)                                                                                   1              12
  Cymer Inc. (b)                                                                                          5             142
  Daktronics Inc. (b)                                                                                     2              50
  DDi Corp. (b)                                                                                           4              18
  Dionex Corp. (b)                                                                                        3             142
  Electro Scientific Industries Inc. (b)                                                                  4              65
  Excel Technology Inc. (b)                                                                               2              42
  Faro Technologies Inc. (b)                                                                              1              28
  FEI Co. (b)                                                                                             3              63
  Identix Inc. (b)                                                                                       12              77
  Ii-Vi Inc. (b)                                                                                          1              52
  Invision Technologies Inc. (b)                                                                          2              99
  Itron Inc. (b)                                                                                          3              49
  Keithley Instruments Inc.                                                                               2              31
  Kemet Corp. (b)                                                                                        12              93
  LeCroy Corp. (b)                                                                                        1              17
  Measurement Specialties Inc. (b)                                                                        1              35
  Merix Corp. (b)                                                                                         2              26
  Methode Electronics Inc.                                                                                5              63
  Metrologic Instruments Inc. (b)                                                                         1              20
  Molecular Devices Corp. (b)                                                                             2              39
  OSI Systems Inc. (b) (l)                                                                                2              28
  Park Electrochemical Corp.                                                                              2              50
  Paxar Corp. (b)                                                                                         5             104
  Photon Dynamics Inc. (b)                                                                                2              45
  Planar Systems Inc. (b)                                                                                 2              20
  Plexus Corp. (b)                                                                                        6              66
  RAE Systems Inc. (b)                                                                                    5              26
  Rofin-Sinar Technologies Inc. (b)                                                                       2              58
  Rogers Corp. (b)                                                                                        2              95
  SBS Technologies Inc. (b)                                                                               2              22
  Sonic Solutions Inc. (b) (l)                                                                            3              43
  Spatialight Inc. (b) (l)                                                                                4              21
  Stoneridge Inc. (b)                                                                                     2              26
  Sypris Solutions Inc.                                                                                   1              10
  Taser International Inc. (b) (l)                                                                        3             124
  Technitrol Inc. (b)                                                                                     5             105
  Thomas & Betts Corp.                                                                                    8             214
  Trimble Navigation Ltd. (b)                                                                             7             218
  TTM Technologies Inc. (b)                                                                               6              50
  Varian Inc. (b)                                                                                         5             173
  Viisage Technology Inc. (b)                                                                             4              22
  Watts Industries Inc.                                                                                   3              86
  Woodhead Industries Inc.                                                                                2              23
  Woodward Governor Co.                                                                                   1              89
  X-Rite Inc.                                                                                             3              42
  Zygo Corp. (b)                                                                                          2              25
                                                                                                                      3,711
ENGINEERING & CONSTRUCTION - 0.6%
  Dycom Industries Inc. (b)                                                                               6             183
  EMCOR Group Inc. (b)                                                                                    2              75
  Granite Construction Inc.                                                                               5             109
  Infrasource Services Inc. (b)                                                                           1               9
  Insituform Technologies Inc. (b)                                                                        3              65
  Layne Christensen Co. (b) (l)                                                                           1              18
  Perini Corp. (b)                                                                                        1              11
  Shaw Group Inc. (b)                                                                                     8             102
  URS Corp. (b)                                                                                           4             110
  Washington Group International Inc. (b)                                                                 3             119
                                                                                                                        801
ENTERTAINMENT - 1.2%
  Alliance Gaming Corp. (b)                                                                               7             103
  AMC Entertainment Inc. (b)                                                                              4              82
  Argosy Gaming Co. (b)                                                                                   4             138
  Bluegreen Corp. (b)                                                                                     2              24
  Carmike Cinemas Inc.                                                                                    1              35
  Championship Auto Racing Teams Inc. (b)                                                                 1               -
  Churchill Downs Inc.                                                                                    1              43
  Dover Downs Gaming & Entertainment Inc.                                                                 1              11
  Dover Motorsports Inc.                                                                                  2               7
  Empire Resorts Inc. (b) (l)                                                                             1               7
  Gaylord Entertainment Co. (b)                                                                           4             129
  Isle of Capri Casinos Inc. (b)                                                                          2              35
  Lakes Entertainment Inc. (b)                                                                            2              22
  Macrovision Corp. (b)                                                                                   7             159
  Magna Entertainment Corp. (b)                                                                           5              26
  Nevada Gold & Casinos Inc. (b)                                                                          1              10
  Penn National Gaming Inc. (b)                                                                           4             171
  Pinnacle Entertainment Inc. (b)                                                                         5              63
  Scientific Games Corp. - Class A (b)                                                                   10             198
  Shuffle Master Inc. (b)                                                                                 3             117
  Six Flags Inc. (b)                                                                                     12              66
  Speedway Motorsports Inc.                                                                               2              70
  Steinway Musical Instruments (b)                                                                        1              25
  Sunterra Corp. (b)                                                                                      3              25
  Vail Resorts Inc. (b)                                                                                   2              45
                                                                                                                      1,611
ENVIRONMENTAL CONTROL - 0.5%
  Calgon Carbon Corp.                                                                                     4              32
  Casella Waste Systems Inc. (b)                                                                          3              31
  Darling International Inc. (b)                                                                          9              37
  Duratek Inc. (b)                                                                                        1              22
  Imco Recycling Inc. (b)                                                                                 2              23
  Ionics Inc. (b)                                                                                         2              64
  Metal Management Inc. (b)                                                                               2              40
  Mine Safety Appliances Co.                                                                              3             117
  Tetra Tech Inc. (b)                                                                                     7              95
  TRC Cos. Inc. (b)                                                                                       1              24
  Waste Connections Inc. (b)                                                                              7             208
                                                                                                                        693
FOOD - 1.1%
  American Italian Pasta Co. (l)                                                                          2              54
  Arden Group Inc. - Class A                                                                              -              14
  Cal-Maine Foods Inc. (l)                                                                                2              23
  Chiquita Brands International Inc. (b)                                                                  6              97
  Corn Products International Inc.                                                                        5             231
  Flowers Foods Inc.                                                                                      5             122
  Great Atlantic & Pacific Tea Co. Inc. (b)                                                               2              11
  Hain Celestial Group Inc. (b)                                                                           3              61
  Ingles Markets Inc. - Class A                                                                           1              17
  J&J Snack Foods Corp. (b)                                                                               1              33
  John B. Sanfilippo & Son (b)                                                                            1              19
  Lance Inc.                                                                                              3              56
  M&F Worldwide Corp. (b)                                                                                 1              18
  MGP Ingredients Inc. (l)                                                                                1               8
  Monterey Pasta Co. (b)                                                                                  1               4
  Nash Finch Co.                                                                                          2              53
  Pathmark Stores Inc. (b)                                                                                4              19
  Performance Food Group Co. (b)                                                                          6             147
  Provide Commerce Inc. (b)                                                                               1              10
  Ralcorp Holdings Inc. (b)                                                                               4             141
  Ruddick Corp.                                                                                           5              91
  Sanderson Farms Inc.                                                                                    1              49
  Seaboard Corp.                                                                                          -              19
  United Natural Foods Inc. (b)                                                                           5             145
  Weis Markets Inc.                                                                                       2              54
  Wild Oats Markets Inc. (b)                                                                              3              30
  Winn-Dixie Stores Inc. (l)                                                                             10              32
                                                                                                                      1,558
FOREST PRODUCTS & PAPER - 0.6%
  Buckeye Technologies Inc. (b)                                                                           4              42
  Caraustar Industries Inc. (b)                                                                           4              66
  Deltic Timber Corp.                                                                                     1              56
  Longview Fibre Co.                                                                                      7             107
  P.H. Glatfelter Co.                                                                                     4              48
  Pope & Talbot Inc.                                                                                      2              39
  Potlatch Corp.                                                                                          4             190
  Rock-Tenn Co. - Class A                                                                                 4              62
  Schweitzer-Mauduit International Inc.                                                                   2              66
  Wausau-Mosinee Paper Corp.                                                                              6             105
                                                                                                                        781
GAS - 1.5%
  Atmos Energy Corp. (l)                                                                                  8             209
  Cascade Natural Gas Corp.                                                                               2              35
  Energen Corp.                                                                                           5             254
  EnergySouth Inc.                                                                                        1              27
  Laclede Group Inc.                                                                                      3              82
  New Jersey Resources Corp.                                                                              4             154
  Nicor Inc. (l)                                                                                          6             217
  Northwest Natural Gas Co.                                                                               4             118
  NUI Corp.                                                                                               2              27
  Peoples Energy Corp.                                                                                    5             208
  Piedmont Natural Gas Co. (l)                                                                            5             222
  South Jersey Industries Inc.                                                                            2              89
  Southern Union Co. (b)                                                                                  9             175
  Southwest Gas Corp.                                                                                     5             111
  WGL Holdings Inc.                                                                                       7             184
                                                                                                                      2,112
HAND & MACHINE TOOLS - 0.5%
  Baldor Electric Co.                                                                                     4             105
  Franklin Electric Co. Inc.                                                                              2              89
  Kennametal Inc.                                                                                         5             220
  Lincoln Electric Holdings Inc.                                                                          5             145
  Milacron Inc. (b)                                                                                       4              13
  Regal-Beloit Corp.                                                                                      3              81
                                                                                                                        653
HEALTHCARE - 5.6%
  Abaxis Inc. (b)                                                                                         2              30
  Abiomed Inc. (b)                                                                                        2              19
  Advanced Medical Optics Inc. (b) (l)                                                                    5             194
  Advanced Neuromodulation Systems Inc. (b) (l)                                                           3              84
  Align Technology Inc. (b)                                                                               7             110
  Alliance Imaging Inc. (b)                                                                               2              11
  Amedisys Inc. (b)                                                                                       1              42
  America Service Group Inc. (b)                                                                          1              41
  American Healthways Inc. (b)                                                                            4             115
  American Medical Security Group Inc. (b)                                                                2              52
  American Medical Systems Holdings Inc. (b)                                                              3             125
  AMERIGROUP Corp. (b)                                                                                    3             190
  Amsurg Corp. (b)                                                                                        4              88
  Animas Corp. (b)                                                                                        1              10
  Apria Healthcare Group Inc. (b)                                                                         7             185
  Arrow International Inc.                                                                                3              75
  Arthrocare Corp. (b)                                                                                    3              82
  Aspect Medical Systems Inc. (b)                                                                         1              27
  Beverly Enterprises Inc. (b)                                                                           15             111
  Biolase Technology Inc. (l)                                                                             3              24
  Bio-Reference Labs Inc. (b)                                                                             1              14
  Biosite Inc. (b) (l)                                                                                    2              84
  Bioveris Corp. (b)                                                                                      3              16
  Bruker BioSciences Corp. (b)                                                                            3               9
  Candela Corp. (b)                                                                                       2              28
  Cardiac Science Inc. (b)                                                                                8              16
  Cardiodynamics International Corp. (b)                                                                  5              23
  Centene Corp. (b)                                                                                       3             118
  Cepheid Inc. (b)                                                                                        6              48
  Cerus Corp. (b)                                                                                         2               4
  Closure Medical Corp. (b)                                                                               1              15
  Columbia Laboratories Inc. (b)                                                                          4              11
  Conceptus Inc. (b)                                                                                      3              29
  CONMED Corp. (b)                                                                                        4             107
  CTI Molecular Imaging Inc. (b)                                                                          4              36
  Cyberonics Inc. (b) (l)                                                                                 2              45
  Datascope Corp.                                                                                         2              59
  Diagnostic Products Corp. (l)                                                                           3             123
  DJ Orthopedics Inc. (b)                                                                                 2              42
  Encore Medical Corp. (b)                                                                                5              23
  Endocardial Solutions Inc. (b)                                                                          3              32
  Epix Medical Inc. (b)                                                                                   3              59
  Exactech Inc. (b)                                                                                       1              14
  E-Z-EM Inc. (b)                                                                                         1              13
  Genesis HealthCare Corp. (b)                                                                            3              83
  Gentiva Health Services Inc. (b)                                                                        3              56
  Haemonetics Corp. (b)                                                                                   3              84
  Hanger Orthopedic Group Inc. (b)                                                                        3              13
  Hologic Inc. (b)                                                                                        3              52
  ICU Medical Inc. (b) (l)                                                                                1              37
  Immucor Inc. (b)                                                                                        4             102
  Immunicon Corp. (b)                                                                                     1               9
  Intuitive Surgical Inc. (b)                                                                             4             110
  Invacare Corp.                                                                                          3             160
  Inveresk Research Group Inc. (b)                                                                        4             146
  Inverness Medical Innovations Inc. (b)                                                                  2              39
  IVAX Diagnostics Inc. (b)                                                                               1               5
  Kensey Nash Corp. (b) (l)                                                                               1              35
  Kindred Healthcare Inc. (b)                                                                             3              85
  Kyphon Inc. (b)                                                                                         3              79
  LabOne Inc. (b)                                                                                         2              68
  Laserscope (b)                                                                                          2              49
  LCA-Vision Inc.                                                                                         1              34
  Lifeline Systems Inc. (b)                                                                               2              40
  LifePoint Hospitals Inc. (b)                                                                            5             153
  Luminex Corp. (b)                                                                                       3              23
  Matria Healthcare Inc. (b)                                                                              1              38
  Medcath Corp. (b)                                                                                       1              11
  Medical Action Industries Inc. (b)                                                                      1              15
  Mentor Corp.                                                                                            6             196
  Merge Technologies Inc. (b)                                                                             2              26
  Merit Medical Systems Inc. (b)                                                                          3              46
  Micro Therapeutics Inc. (b)                                                                             1               5
  Microtek Medical Holdings Inc. (b)                                                                      6              19
  Microvision Inc. (b) (l)                                                                                2              12
  Molina Healthcare Inc. (b)                                                                              2              53
  National Healthcare Corp.                                                                               1              26
  Novoste Corp. (b)                                                                                       1               1
  NuVasive Inc. (b)                                                                                       1              10
  Oakley Inc.                                                                                             3              32
  Ocular Sciences Inc. (b)                                                                                3             123
  Odyssey HealthCare Inc. (b)                                                                             5              87
  Option Care Inc.                                                                                        2              27
  OraSure Technologies Inc. (b)                                                                           6              36
  Orthodontic Centers of America Inc. (b) (l)                                                             5              26
  Orthologic Corp. (b)                                                                                    5              32
  Orthovita Inc. (b)                                                                                      6              27
  Palatin Technologies Inc. (b) (l)                                                                       6              18
  Palomar Medical Technologies Inc. (b)                                                                   2              33
  Pediatrix Medical Group Inc. (b)                                                                        3             179
  PolyMedica Corp.                                                                                        3             107
  Possis Medical Inc. (b)                                                                                 2              33
  Province Healthcare Co. (b)                                                                             7             142
  PSS World Medical Inc. (b)                                                                              9              93
  Psychiatric Solutions Inc. (b)                                                                          1              33
  Quest Diagnostics Inc.                                                                                  -               1
  Quidel Corp. (b)                                                                                        5              21
  Radiologix Inc. (b)                                                                                     1               2
  RehabCare Group Inc. (b)                                                                                2              53
  Res-Care Inc. (b)                                                                                       2              25
  Select Medical Corp.                                                                                   12             165
  Sierra Health Services Inc. (b)                                                                         3             148
  Sola International Inc. (b)                                                                             4              81
  Sonic Innovations Inc. (b)                                                                              2              10
  SonoSite Inc. (b)                                                                                       2              52
  Specialty Laboratories Inc. (b)                                                                         1               9
  Steris Corp. (b)                                                                                        9             204
  Sunrise Senior Living Inc. (b) (l)                                                                      2              77
  SurModics Inc. (b) (l)                                                                                  2              45
  Sybron Dental Specialties Inc. (b)                                                                      5             152
  Symbion Inc. (b)                                                                                        1              19
  Techne Corp. (b)                                                                                        6             212
  ThermoGenesis Corp. (b)                                                                                 6              29
  Thoratec Corp. (b)                                                                                      7              68
  TriPath Imaging Inc. (b)                                                                                3              27
  United Surgical Partners International Inc. (b)                                                         4             133
  Urologix Inc. (b)                                                                                       2              10
  US Physical Therapy Inc. (b)                                                                            1              17
  Ventana Medical Systems Inc. (b)                                                                        2              91
  Viasys Healthcare Inc. (b)                                                                              4              67
  VistaCare Inc. - Class A (b) (l)                                                                        1              19
  VISX Inc. (b)                                                                                           6             135
  Vital Signs Inc.                                                                                        1              27
  WellCare Health Plans Inc. (b)                                                                          1              25
  West Pharmaceutical Services Inc.                                                                       4              81
Wright Medical Group Inc. (b)                                                                             4              92
  Young Innovations Inc.                                                                                  1              22
  Zila Inc. (b)                                                                                           6              26
  Zoll Medical Corp. (b)                                                                                  1              43
                                                                                                                      7,719
HOLDING COMPANIES - DIVERSIFIED - 0.1%
  Resource America Inc. - Class A                                                                         2              46
  Walter Industries Inc.                                                                                  3              49
                                                                                                                         95
HOME BUILDERS - 0.9%
  Beazer Homes USA Inc. (l)                                                                               2             200
  Brookfield Homes Corp.                                                                                  2              53
  Champion Enterprises Inc. (b)                                                                           9              97
  Coachmen Industries Inc.                                                                                2              30
  Dominion Homes Inc. (b)                                                                                 1              13
  Fleetwood Enterprises Inc. (b)                                                                          7             108
  Levitt Corp. - Class A                                                                                  2              47
  M/I Schottenstein Homes Inc.                                                                            2              72
  Meritage Corp. (b)                                                                                      1             111
  Modtech Holdings Inc. (b)                                                                               1               6
  Monaco Coach Corp.                                                                                      3              73
  Orleans Homebuilders Inc. (b)                                                                           -               5
  Palm Harbor Homes Inc. (b)                                                                              1              19
  Skyline Corp.                                                                                           1              36
  Technical Olympic USA Inc. (l)                                                                          1              34
  Thor Industries Inc.                                                                                    5             125
  WCI Communities Inc. (b)                                                                                5             110
  William Lyon Homes Inc. (b) (l)                                                                         1              50
  Winnebago Industries (l)                                                                                3             119
                                                                                                                      1,308
HOME FURNISHINGS - 0.6%
  American Woodmark Corp.                                                                                 1              51
  Applica Inc. (b)                                                                                        2               9
  Bassett Furniture Industries Inc.                                                                       1              26
  Digital Theater Systems Inc. (b)                                                                        2              44
  Ethan Allen Interiors Inc. (l)                                                                          4             153
  Furniture Brands International Inc.                                                                     7             178
  Hooker Furniture Corp.                                                                                  1              23
  Kimball International Inc. - Class B                                                                    3              42
  La-Z-Boy Inc.                                                                                           7             106
  Salton Inc. (b) (l)                                                                                     -               1
  Stanley Furniture Co. Inc.                                                                              1              33
  Tempur-Pedic International Inc. (b)                                                                     2              36
  Tivo Inc. (b)                                                                                           7              43
  Universal Electronics Inc. (b)                                                                          2              32
                                                                                                                        777
HOUSEHOLD PRODUCTS - 1.1%
  American Greetings Corp. - Class A (b)                                                                  8             215
  Blyth Inc.                                                                                              4             117
  Central Garden & Pet Co. (b)                                                                            2              71
  CSS Industries Inc.                                                                                     1              28
  Ennis Business Forms                                                                                    2              50
  Jarden Corp. (b)                                                                                        4             132
  John H. Harland Co.                                                                                     4             120
  Libbey Inc.                                                                                             2              34
  Lifetime Hoan Corp. (l)                                                                                 1              13
  National Presto Industries Inc.                                                                         1              24
  Playtex Products Inc. (b)                                                                               5              31
  Russ Berrie & Co. Inc.                                                                                  1              19
  Standard Register Co.                                                                                   2              16
  Toro Co.                                                                                                3             225
  Tupperware Corp.                                                                                        7             118
  Water Pik Technologies Inc. (b)                                                                         1              21
  WD-40 Co.                                                                                               2              64
  Yankee Candle Co. Inc. (b)                                                                              7             192

INSURANCE - 2.4%
  21st Century Insurance Group                                                                            3              37
  Affirmative Insurance Holdings Inc. (b)                                                                 1              17
  Alfa Corp.                                                                                              5              64
  American Equity Investment Life Holding Co. (b)                                                         3              27
  American Physicians Capital Inc. (b)                                                                    1              37
  AmerUs Group Co.                                                                                        5             218
  Argonaut Group Inc. (b)                                                                                 3              57
  Baldwin & Lyons Inc. (l)                                                                                1              28
  Bristol West Holdings Inc.                                                                              2              34
  Ceres Group Inc. (b)                                                                                    4              20
  Citizens Inc. (b) (l)                                                                                   4              22
  CNA Surety Corp. (b)                                                                                    2              24
  Commerce Group Inc.                                                                                     3             160
  Crawford & Co. - Class B                                                                                2              12
  Delphi Financial Group Inc. - Class A                                                                   3             133
  Direct General Corp.                                                                                    2              64
  Donegal Group Inc.                                                                                      1              16
  Emc Insurance Group Inc.                                                                                -               6
  Enstar Group Inc. (b)                                                                                   -              22
  FBL Financial Group Inc. - Class A                                                                      2              43
  Fidelity National Financial Inc.                                                                        -               3
  First Acceptance Corp. (b)                                                                              3              22
  FPIC Insurance Group Inc. (b) (l)                                                                       1              28
  Great American Financial Resources Inc.                                                                 1              16
  Harleysville Group Inc.                                                                                 2              38
  Hilb Rogal & Hamilton Co.                                                                               4             152
  Horace Mann Educators Corp.                                                                             6             101
  Independence Holding Co.                                                                                1              10
  Infinity Property & Casualty Corp.                                                                      3              81
  Kansas City Life Insurance Co.                                                                          1              21
  LandAmerica Financial Group Inc.                                                                        2             114
  Midland Co.                                                                                             1              35
  National Western Life Insurance Co. - Class A (b)                                                       -              44
  Navigators Group Inc. (b)                                                                               1              34
  NYMAGIC Inc.                                                                                            -              10
  Ohio Casualty Corp. (b)                                                                                 8             172
  Penn-America Group Inc.                                                                                 1              19
  Philadelphia Consolidated Holding Co. (b)                                                               2             133
  Phoenix Cos. Inc.                                                                                      13             135
  PMA Capital Corp. (b)                                                                                   3              25
  Presidential Life Corp.                                                                                 3              49
  ProAssurance Corp. (b)                                                                                  3             121
  RLI Corp.                                                                                               3             114
  Safety Insurance Group Inc.                                                                             1              30
  Selective Insurance Group                                                                               4             143
  State Auto Financial Corp.                                                                              2              54
  Stewart Information Services Corp.                                                                      2              91
  Triad Guaranty Inc. (b)                                                                                 1              67
  UICI                                                                                                    5             168
  United Fire & Casualty Co.                                                                              1              56
  Universal American Financial Corp. (b)                                                                  4              48
  USI Holdings Corp. (b)                                                                                  5              62
  Vesta Insurance Group Inc.                                                                              5              22
  Zenith National Insurance Corp.                                                                         1              62
                                                                                                                      3,321
INTERNET - 3.1%
  1-800 Contacts Inc. (b)                                                                                 1              14
  1-800-FLOWERS.COM Inc. (b)                                                                              3              24
  24/7 Real Media Inc. (b)                                                                                2               9
  Agile Software Corp. (b)                                                                                7              58
  Alloy Inc. (b) (l)                                                                                      4              15
  answerthink Inc. (b)                                                                                    6              29
  Aquantive Inc. (b)                                                                                      6              59
  Ariba Inc. (b)                                                                                          8              73
  AsiaInfo Holdings Inc. (b)                                                                              5              24
  At Road Inc. (b)                                                                                        5              21
  Autobytel Inc. (b)                                                                                      5              49
  Blue Coat Systems Inc. (b)                                                                              1              17
  Blue Nile Inc. (b) (l)                                                                                  -              13
  Centillium Communications Inc. (b)                                                                      4               8
  Chordiant Software Inc. (b)                                                                             9              26
  CMGI Inc. (b)                                                                                          45              54
  CNET Networks Inc. (b)                                                                                 17             156
  Corillian Corp. (b)                                                                                     5              22
  CyberSource Corp. (b)                                                                                   4              20
  Digital Insight Corp. (b)                                                                               5              62
  Digital River Inc. (b)                                                                                  4             132
  Digitas Inc. (b)                                                                                        7              56
  DoubleClick Inc. (b) (l)                                                                               15              88
  drugstore.com inc. (b)                                                                                  6              21
  E.piphany Inc. (b)                                                                                     10              39
  Earthlink Inc. (b)                                                                                     18             190
  eCollege.com Inc. (b)                                                                                   2              19
  Entrust Inc. (b)                                                                                        8              20
  Equinix Inc. (b)                                                                                        1              37
  eResearch Technology Inc. (b) (l)                                                                       6              82
  F5 Networks Inc. (b)                                                                                    5             139
  FindWhat.com (b) (l)                                                                                    3              65
  GSI Commerce Inc. (b)                                                                                   2              20
  Harris Interactive Inc. (b)                                                                             6              41
  HomeStore.com Inc. (b)                                                                                 15              36
  Infospace Inc. (b)                                                                                      4             207
  INTAC International Inc. (b) (l)                                                                        1               8
  Internap Network Services Corp. (b)                                                                    25              17
  Internet Capital Group Inc. (b)                                                                         5              32
  Internet Security Systems Inc. (b)                                                                      5              91
  Interwoven Inc. (b)                                                                                     6              42
  Ipass Inc. (b)                                                                                          6              34
  iVillage Inc. (b)                                                                                       4              25
  J2 Global Communications Inc. (b) (l)                                                                   3              80
  Jupitermedia Corp. (b)                                                                                  2              37
  Keynote Systems Inc. (b)                                                                                2              28
  Kintera Inc. (b) (l)                                                                                    1               6
  Lionbridge Technologies Inc. (b)                                                                        6              51
  LookSmart Ltd. (b)                                                                                     10              15
  Marketwatch.com Inc. (b)                                                                                1              15
  Matrixone Inc. (b)                                                                                      6              32
  Neoforma Inc. (b)                                                                                       1               9
  Net2Phone Inc. (b)                                                                                      4              13
  NetBank Inc.                                                                                            6              56
  Netegrity Inc. (b)                                                                                      4              33
  Netratings Inc. (b)                                                                                     2              30
  NIC Inc. (b)                                                                                            4              23
  Openwave Systems Inc. (b)                                                                               9              78
  Opsware Inc. (b)                                                                                        7              37
  Overstock.com Inc. (b)                                                                                  2              57
  PC-Tel Inc. (b)                                                                                         3              21
  Portal Software Inc. (b)                                                                                5              13
  Priceline.com Inc. (b) (l)                                                                              3              68
  ProQuest Co. (b)                                                                                        3              80
  RealNetworks Inc. (b)                                                                                  15              70
  Redback Networks Inc. (b)                                                                               4              22
  Register.com (b)                                                                                        2              13
  RSA Security Inc. (b)                                                                                   8             156
  S1 Corp. (b)                                                                                            9              73
  Sapient Corp. (b)                                                                                      10              78
  Secure Computing Corp. (b)                                                                              5              38
  Seebeyond Technology Corp. (b)                                                                          6              17
  Sohu.com Inc. (b) (l)                                                                                   3              49
  SonicWALL Inc. (b)                                                                                      8              56
  Stamps.com Inc. (b)                                                                                     2              29
  Stellent Inc. (b)                                                                                       2              19
  SupportSoft Inc. (b)                                                                                    5              48
  Terremark Worldwide Inc. (b)                                                                           37              23
  Travelzoo Inc. (b) (l)                                                                                  -              16
  Trizetto Group Inc. (b)                                                                                 4              24
  Tumbleweed Communications Corp. (b)                                                                     5              13
  United Online Inc. (b)                                                                                  7              69
  Valueclick Inc. (b)                                                                                    11             100
  Verity Inc. (b)                                                                                         4              53
  Verso Technologies Inc. (b)                                                                            14              14
  Vignette Corp. (b)                                                                                     31              41
  Vitria Technology Inc. (b)                                                                              2               5
  WatchGuard Technologies Inc. (b)                                                                        5              22
  WebEx Communications Inc. (b)                                                                           4              87
  WebMethods Inc. (b)                                                                                     7              35
  Websense Inc. (b)                                                                                       3             126
  Zix Corp. (b) (l)                                                                                       2              10
                                                                                                                      4,282
INVESTMENT COMPANIES - 0.2%
  Apollo Investment Corp. (b)                                                                             8             118
  Capital Southwest Corp.                                                                                 -               8
  Gladstone Capital Corp. (l)                                                                             1              24
  Harris & Harris Group Inc. (b)                                                                          2              23
  MCG Capital Corp.                                                                                       4              72
                                                                                                                        245
IRON & STEEL - 0.9%
  AK Steel Holding Corp. (b)                                                                             15             119
  Allegheny Technologies Inc.                                                                            13             238
  Carpenter Technology Corp.                                                                              3             146
  Cleveland-Cliffs Inc. (b)                                                                               1             118
  Gibraltar Steel Corp.                                                                                   2              75
  Oregon Steel Mills Inc. (b)                                                                             4              62
  Reliance Steel & Aluminum Co.                                                                           4             148
  Ryerson Tull Inc.                                                                                       3              53
  Schnitzer Steel Industries Inc. - Class A                                                               3              86
  Steel Dynamics Inc.                                                                                     5             192
  Steel Technologies Inc.                                                                                 1              36
  Wheeling-Pittsburgh Corp. (b)                                                                           1              22
                                                                                                                      1,295
LEISURE TIME - 0.5%
  Ambassadors Group Inc.                                                                                  1              26
  Ambassadors Internaitonal Inc.                                                                          -               6
  Arctic Cat Inc.                                                                                         2              46
  Callaway Golf Co.                                                                                       9              94
  Escalade Inc.                                                                                           1              17
  K2 Inc. (b)                                                                                             6              79
  Life Time Fitness Inc. (b)                                                                              1              36
  Marine Products Corp.                                                                                   1              22
  Multimedia Games Inc. (b) (l)                                                                           3              49
  Nautilus Group Inc. (l)                                                                                 4              87
  Navigant International Inc. (b) (l)                                                                     2              28
  Orbitz Inc. - Class A (b)                                                                               2              44
  Pegasus Solutions Inc. (b)                                                                              3              39
  WMS Industries Inc. (b)                                                                                 3              70
                                                                                                                        643
LODGING - 0.5%
  Ameristar Casinos Inc.                                                                                  2              48
  Aztar Corp. (b)                                                                                         5             125
  Boca Resorts Inc. - Class A (b)                                                                         3              55
  Boyd Gaming Corp.                                                                                       6             176
  La Quinta Corp. (b)                                                                                    26             200
  Marcus Corp.                                                                                            3              52
  MTR Gaming Group Inc. (b)                                                                               3              29
  Prime Hospitality Corp. (b)                                                                             5              62
                                                                                                                        747
MACHINERY - 1.9%
  Albany International Corp.                                                                              4             106
  Applied Industrial Technologies Inc.                                                                    2              84
  Astec Industries Inc. (b)                                                                               2              37
  Bucyrus International Inc. Class A (b)                                                                  1              40
  Cascade Corp.                                                                                           1              37
  Cognex Corp.                                                                                            5             140
  Flowserve Corp. (b)                                                                                     7             179
  Gardner Denver Inc. (b)                                                                                 3              71
  Global Power Equipment Group Inc. (b)                                                                   4              33
  Gorman-Rupp Co.                                                                                         1              23
  IDEX Corp. (l)                                                                                          7             232
  Intevac Inc. (b)                                                                                        2              13
  JLG Industries Inc.                                                                                     6             101
  Joy Global Inc.                                                                                         7             234
  Kadant Inc. (b)                                                                                         2              34
  Lindsay Manufacturing Co.                                                                               2              42
  Manitowoc Co.                                                                                           4             125
  Middleby Corp.                                                                                          1              32
  NACCO Industries Inc. - Class A                                                                         1              55
  Nordson Corp.                                                                                           4             123
  Presstek Inc. (b)                                                                                       3              34
  Robbins & Myers Inc.                                                                                    1              29
  Sauer-Danfoss Inc.                                                                                      1              22
  Stewart & Stevenson Services Inc.                                                                       4              70
  Tecumseh Products Co.                                                                                   2              90
  Tennant Co.                                                                                             1              41
  Terex Corp. (b)                                                                                         7             287
  Thomas Industries Inc.                                                                                  2              59
  UNOVA Inc. (b)                                                                                          6              89
  Wabtec Corp.                                                                                            5             102
                                                                                                                      2,564
MANUFACTURING - 1.6%
  Actuant Corp. - Class A (b)                                                                             3             129
  Acuity Brands Inc.                                                                                      6             136
  Ameron International Corp.                                                                              1              37
  AO Smith Corp.                                                                                          2              53
  Applied Films Corp. (b)                                                                                 2              35
  Aptargroup Inc.                                                                                         5             215
  Barnes Group Inc.                                                                                       2              52
  Blount International Inc. (b)                                                                           1               9
  Ceradyne Inc. (b)                                                                                       2              97
  Clarcor Inc.                                                                                            3             164
  Cuno Inc. (b)                                                                                           2             132
  EnPro Industries Inc. (b)                                                                               3              67
  ESCO Technologies Inc. (b)                                                                              2             118
  Federal Signal Corp. (l)                                                                                6             119
  Flanders Corp. (b)                                                                                      1              12
  Griffon Corp. (b)                                                                                       3              67
  Hexcel Corp. (b)                                                                                        3              39
  Jacuzzi Brands Inc. (b)                                                                                10              97
  Lancaster Colony Corp.                                                                                  4             152
  Matthews International Corp. - Class A                                                                  4             149
  Myers Industries Inc.                                                                                   3              34
  Quixote Corp.                                                                                           1              22
  Raven Industries Inc.                                                                                   1              44
  Standex International Corp.                                                                             2              39
  Sturm Ruger & Co. Inc.                                                                                  3              28
  Tredegar Corp.                                                                                          4              65
  Trinity Industries Inc. (l)                                                                             5             157
                                                                                                                      2,268
MEDIA - 1.4%
  4Kids Entertainment Inc. (b)                                                                            2              39
  Beasley Broadcasting Group Inc. - Class A (b)                                                           1              14
  Charter Communications Inc. (b) (l)                                                                    36              96
  Courier Corp.                                                                                           1              33
  Crown Media Holdings Inc. (b)                                                                           2              18
  Cumulus Media Inc. - Class A (b)                                                                        7              98
  Emmis Communications Corp. (b)                                                                          7             119
  Entravision Communications Corp. (b)                                                                    7              49
  Fisher Communications Inc. (b)                                                                          1              43
  Gray Television Inc.                                                                                    6              70
  Hollinger International Inc.                                                                            8             132
  Information Holdings Inc. (b)                                                                           2              46
  Insight Communications Co. Inc. (b)                                                                     6              53
  Journal Communications Inc. Class A                                                                     3              47
  Journal Register Co. (b)                                                                                6             108
  Liberty Corp.                                                                                           2              83
  Lin TV Corp. - Class A (b)                                                                              4              71
  Lodgenet Entertainment Corp. (b)                                                                        2              23
  Martha Stewart Living Omnimedia Inc. (b) (l)                                                            2              25
  Mediacom Communications Corp. (b)                                                                       9              58
  Nexstar Broadcasting Group Inc. - Class A (b)                                                           1               9
  Paxson Communications Corp. (b)                                                                         6               8
  Playboy Enterprises Inc. - Class B (b)                                                                  3              29
  PRIMEDIA Inc. (b)                                                                                      17              39
  Pulitzer Inc.                                                                                           1              58
  Reader's Digest Association Inc. - Class A                                                             13             193
  Regent Communications Inc. (b)                                                                          4              25
  Saga Communications Inc. (b)                                                                            2              37
  Salem Communications Corp. - Class A (b)                                                                1              32
  Scholastic Corp. (b)                                                                                    4             127
  Sinclair Broadcast Group Inc. - Class A                                                                 6              43
  Spanish Broadcasting System Inc. (b)                                                                    5              48
  Thomas Nelson Inc.                                                                                      1              24
  Value Line Inc.                                                                                         -               7
  World Wrestling Entertainment Inc.                                                                      2              23
  Young Broadcasting Inc. (b)                                                                             2              21
                                                                                                                      1,948
METAL FABRICATION & HARDWARE - 0.6%
  CIRCOR International Inc.                                                                               2              41
  Commercial Metals Co.                                                                                   4             154
  Intermet Corp.                                                                                          1               -
  Kaydon Corp.                                                                                            4             109
  Lawson Products Inc.                                                                                    1              25
  Metals USA Inc. (b)                                                                                     3              48
  Mueller Industries Inc.                                                                                 5             207
  NN Inc.                                                                                                 2              23
  NS Group Inc. (b)                                                                                       2              45
  Penn Engineering & Manufacturing Corp.                                                                  1              24
  Quanex Corp.                                                                                            2             111
  Valmont Industries Inc.                                                                                 2              42
                                                                                                                        829
MINING - 0.6%
  Amcol International Corp.                                                                               3              52
  Brush Engineered Materials Inc. (b)                                                                     2              51
  Century Aluminum Co. (b)                                                                                2              65
  Coeur D'alene Mines Corp. (b)                                                                          29             136
  Compass Minerals International Inc.                                                                     2              42
  Hecla Mining Co. (b)                                                                                   16             121
  Royal Gold Inc. (l)                                                                                     2              37
  RTI International Metals Inc. (b)                                                                       3              55
  Stillwater Mining Co. (b)                                                                               5              81
  Titanium Metals Corp. (b)                                                                               1              23
  USEC Inc.                                                                                              11             116
                                                                                                                        779
OFFICE & BUSINESS EQUIPMENT - 0.1%
  General Binding Corp. (b)                                                                               1              10
  Global Imaging Systems Inc. (b) (l)                                                                     3              96
  Imagistics International Inc. (b)                                                                       2              77
                                                                                                                        183
OFFICE FURNISHINGS - 0.0%
  Compx International Inc. (b)                                                                            -               6
  Interface Inc. (b)                                                                                      6              50
  Virco Manufacturing Corp. (b)                                                                           1               5
                                                                                                                         61
OIL & GAS PRODUCERS - 3.4%
  Atlas America Inc. (b)                                                                                  -               7
  Atwood Oceanics Inc. (b)                                                                                1              71
  Berry Petroleum Co. - Class A                                                                           3              93
  Brigham Exploration Co. (b)                                                                             3              32
  Cabot Oil & Gas Corp.                                                                                   4             200
  Callon Petroleum Co. (b)                                                                                2              22
  Cheniere Energy Inc. (b)                                                                                2              47
  Cimarex Energy Co. (b)                                                                                  6             192
  Clayton Williams Energy Inc. (b)                                                                        1              16
  Comstock Resources Inc. (b)                                                                             5              98
  Crosstex Energy Inc.                                                                                    -              12
  Delta Petroleum Corp. (b)                                                                               3              35
  Denbury Resources Inc. (b)                                                                              7             186
  Edge Petroleum Corp. (b)                                                                                2              29
  Encore Acquisition Co. (b)                                                                              3             111
  Energy Partners Ltd. (b)                                                                                3              52
  Forest Oil Corp. (b)                                                                                    7             202
  Frontier Oil Corp.                                                                                      3              82
  FX Energy Inc. (b) (l)                                                                                  4              32
  Giant Industries Inc. (b)                                                                               1              34
  Grey Wolf Inc. (b)                                                                                     25             122
  Harvest Natural Resources Inc. (b)                                                                      5              78
  Helmerich & Payne Inc.                                                                                  7             192
  Holly Corp.                                                                                             3              69
  Houston Exploration Co. (b)                                                                             2             110
  KCS Energy Inc. (b)                                                                                     7              91
  Magnum Hunter Resources Inc. (b)                                                                       12             134
  McMoRan Exploration Co. (b) (l)                                                                         2              25
  Meridian Resource Corp. (b)                                                                             7              65
  Mission Resources Corp. (b)                                                                             5              33
  Parker Drilling Co. (b)                                                                                12              45
  Penn Virginia Corp.                                                                                     3             101
  Petroleum Development Corp. (b)                                                                         2              94
  Plains Exploration & Production Co. (b)                                                                11             251
  Quicksilver Resources Inc. (b)                                                                          4             128
  Range Resources Corp.                                                                                   9             157
  Remington Oil & Gas Corp. (b) (l)                                                                       3              75
  Southwestern Energy Co. (b)                                                                             5             202
  Spinnaker Exploration Co. (b)                                                                           3             116
  St. Mary Land & Exploration Co.                                                                         4             151
  Stone Energy Corp. (b)                                                                                  3             135
  Swift Energy Co. (b) (l)                                                                                4              90
  Tesoro Petroleum Corp. (b)                                                                              9             263
  Todco  - Class A (b)                                                                                    2              29
  Unit Corp. (b)                                                                                          5             177
  Vintage Petroleum Inc.                                                                                  7             136
  Whiting Petroleum Corp. (b)                                                                             3              85
                                                                                                                      4,707
OIL & GAS SERVICES - 1.6%
  CAL Dive International Inc. (b)                                                                         5             183
  CARBO Ceramics Inc.                                                                                     2             126
  Dril-Quip Inc. (b)                                                                                      1              20
  Global Industries Ltd. (b)                                                                             11              65
  Gulf Island Fabrication Inc.                                                                            1              25
  Hanover Compressor Co. (b)                                                                             10             138
  Hornbeck Offshore Services Inc. (b)                                                                     1              10
  Hydril Co. (b)                                                                                          2              97
  Input/Output Inc. (b) (l)                                                                               9              91
  Key Energy Services Inc. (b)                                                                           17             192
  Lone Star Technologies Inc. (b)                                                                         4             149
  Lufkin Industries Inc.                                                                                  1              31
  Matrix Service Co. (b)                                                                                  2               9
  Maverick Tube Corp. (b)                                                                                 6             174
  Newpark Resources Inc. (b)                                                                             12              70
  Oceaneering International Inc. (b)                                                                      3             128
  Oil States International Inc. (b)                                                                       4              71
  RPC Inc.                                                                                                1              23
  Seacor Smit Inc. (b)                                                                                    3             121
  Superior Energy Services Inc. (b)                                                                       7              97
  Tetra Technologies Inc. (b)                                                                             3              91
  Universal Compression Holdings Inc. (b)                                                                 2              81
  Veritas DGC Inc. (b)                                                                                    5             108
  W-H Energy Services Inc. (b)                                                                            3              65
                                                                                                                      2,165
PACKAGING & CONTAINERS - 0.4%
  Anchor Glass Container Corp.                                                                            1               9
  Chesapeake Corp.                                                                                        3              60
  Crown Holdings Inc. (b)                                                                                23             232
  Graphic Packaging Corp. (b)                                                                             9              61
  Greif Inc. - Class A                                                                                    2              74
  Silgan Holdings Inc.                                                                                    1              66
                                                                                                                        502
PHARMACEUTICALS - 3.7%
  Abgenix Inc. (b)                                                                                       11             107
  Able Laboratories Inc. (b)                                                                              2              43
  Accelrys Inc. (b)                                                                                       4              23
  Adolor Corp. (b)                                                                                        5              58
  Advancis Pharmaceutical Corp. (b) (l)                                                                   1              10
  Alkermes Inc. (b)                                                                                      12             138
  Alpharma Inc.                                                                                           5             100
  Antigenics Inc. (b) (l)                                                                                 3              20
  Array Biopharma Inc. (b)                                                                                3              23
  Atherogenics Inc. (b) (l)                                                                               5             159
  Atrix Labs Inc. (b)                                                                                     3              91
  Bentley Pharmaceuticals Inc. (b)                                                                        2              24
  Bioenvision Inc. (b)                                                                                    3              23
  BioMarin Pharmaceuticals Inc. (b)                                                                       9              45
  Bone Care International Inc. (b)                                                                        2              52
  Bradley Pharmaceuticals Inc. (b)                                                                        2              34
  Caraco Pharmaceutical Laboratories Inc. (b)                                                             1               8
  Cell Therapeutics Inc. (b)                                                                              7              47
  Connetics Corp. (b)                                                                                     4             118
  Corcept Therapeutics Inc. (b)                                                                           1               5
  Corixa Corp. (b) (l)                                                                                    8              33
  Cubist Pharmaceuticals Inc. (b)                                                                         5              54
  CV Therapeutics Inc. (b)                                                                                4              54
  Cypress Bioscience Inc. (b)                                                                             4              43
  Dendreon Corp. (b)                                                                                      8              65
  Depomed Inc. (b) (l)                                                                                    3              17
  Discovery Laboratories Inc. (b)                                                                         6              42
  Dov Pharmaceutical Inc. (b) (l)                                                                         2              33
  Durect Corp. (b) (l)                                                                                    3               5
  Dusa Pharmaceuticals Inc. (b)                                                                           2              24
  Dyax Corp. (b)                                                                                          4              27
  Dynavax Technologies Corp. (b)                                                                          1               4
  First Horizon Pharmaceutical Corp. (b)                                                                  4              73
  Genta Inc. (b) (l)                                                                                      8              23
  Guilford Pharmaceuticals Inc. (b)                                                                       6              29
  HealthExtras Inc. (b)                                                                                   2              30
  Hollis-Eden Pharmaceuticals Inc. (b) (l)                                                                2              18
  I-Flow Corp. (b)                                                                                        2              35
  Ilex Oncology Inc. (b)                                                                                  5             130
  Impax Laboratories Inc. (b)                                                                             7             100
  Indevus Pharmaceuticals Inc. (b)                                                                        6              39
  Inkine Pharmaceutical Co. (b)                                                                           7              33
  Inspire Pharmaceuticals Inc. (b)                                                                        5              80
  Isis Pharmaceuticals Inc. (b)                                                                           7              33
  Isolagen Inc. (b)                                                                                       3              28
  Ista Pharmaceuticals Inc. (b)                                                                           1              10
  Kos Pharmaceuticals Inc. (b)                                                                            2              61
  KV Pharmaceutical Co. - Class A (b)                                                                     5              88
  Lannett Co. Inc. (b)                                                                                    1               7
  Ligand Pharmaceuticals Inc. - Class B (b) (l)                                                          10             102
  Mannatech Inc. (l)                                                                                      2              28
  MannKind Corp. (b)                                                                                      1              28
  Medarex Inc. (b) (l)                                                                                   11              80
  Medicines Co. (b) (l)                                                                                   6             153
  MIM Corp. (b)                                                                                           3              14
  Nabi Biopharmaceuticals (b)                                                                             8             106
  Nature's Sunshine Products Inc.                                                                         1              21
  NeighborCare Inc. (b)                                                                                   5             128
  Neopharm Inc. (b)                                                                                       3              22
  Neurogen Corp. (b)                                                                                      3              20
  NitroMed Inc. (b) (l)                                                                                   1              31
  Noven Pharmaceuticals Inc. (b)                                                                          3              64
  NPS Pharmaceuticals Inc. (b)                                                                            5             109
  Nutraceutical International Corp. (b)                                                                   1              13
  Nuvelo Inc. (b)                                                                                         4              36
  Omega Protein Corp. (b)                                                                                 1               5
  Onyx Pharmaceuticals Inc. (b) (l)                                                                       5             199
  Pain Therapeutics Inc. (b)                                                                              3              24
  Par Pharmaceutical Cos. Inc. (b)                                                                        5             165
  Penwest Pharmaceuticals Co. (b)                                                                         2              26
  Perrigo Co.                                                                                             8             173
  PetMed Express Inc. (b) (l)                                                                             1               5
  Pharmacyclics Inc. (b)                                                                                  3              28
  Pharmion Corp. (b)                                                                                      2             103
  Pharmos Corp. (b) (l)                                                                                  11              32
  Pozen Inc. (b)                                                                                          3              28
  Priority Healthcare Corp. (b)                                                                           4              75
  Progenics Pharmaceuticals Inc. (b)                                                                      2              25
  Renovis Inc. (b)                                                                                        1               6
  Rigel Pharmaceuticals Inc. (b)                                                                          1              35
  Salix Pharmaceuticals Ltd. (b)                                                                          5             103
  Santarus Inc. (b)                                                                                       1              11
  Sciclone Pharmaceuticals Inc. (b)                                                                       6              22
  Star Scientific Inc. (b) (l)                                                                            3              19
  Tanox Inc. (b)                                                                                          3              54
  Trimeris Inc. (b) (l)                                                                                   2              28
  United Therapeutics Corp. (b)                                                                           3              91
  Usana Health Sciences Inc. (b)                                                                          1              50
  Valeant Pharmaceuticals International (l)                                                              11             273
  Vicuron Pharmaceuticals Inc. (b)                                                                        6              95
  Vion Pharmaceuticals Inc. (b) (l)                                                                       8              32
  Virbac Corp. (b)                                                                                        1               2
  Vivus Inc. (b) (l)                                                                                      4              20
  Zymogenetics Inc. (b)                                                                                   3              48
                                                                                                                      5,078
PIPELINES - 0.0%
  Transmontaigne Inc. (b)                                                                                 3              18


REAL ESTATE - 7.2%
  Acadia Realty Trust                                                                                     3              46
  Affordable Residential Communities                                                                      3              48
  Alexander's Inc. (b)                                                                                    -              62
  Alexandria Real Estate Equities Inc.                                                                    3             171
  American Campus Communities Inc. (b)                                                                    2              30
  American Financial Realty Trust                                                                        15             206
  American Home Mortgage Investment Corp.                                                                 5             129
  AMLI Residential Properties                                                                             3             102
  Anthracite Capital Inc.                                                                                 7              79
  Anworth Mortgage Asset Corp.                                                                            6              66
  Arbor Realty Trust Inc.                                                                                 1              22
  Ashford Hospitality Trust Inc.                                                                          3              25
  Avatar Holdings Inc. (b) (l)                                                                            1              27
  Bedford Property Investors                                                                              2              56
  BioMed Realty Trust Inc.                                                                                3              47
  Brandywine Realty Trust                                                                                 5             154
  Capital Automotive REIT                                                                                 4             129
  Capital Lease Funding Inc.                                                                              3              33
  Capital Trust Inc. - Class A                                                                            1              38
  Capstead Mortgage Corp. (l)                                                                             2              28
  CarrAmerica Realty Corp.                                                                                7             242
  CB Richard Ellis Group Inc. (b)                                                                         3              60
  Cedar Shopping Centers Inc.                                                                             2              31
  Colonial Properties Trust                                                                               3             103
  Commercial Net Lease Realty                                                                             7             126
  Consolidated-Tomoka Land Co.                                                                            1              23
  Cornerstone Realty Income Trust Inc.                                                                    7              68
  Corporate Office Properties Trust                                                                       5             120
  Correctional Properties Trust                                                                           1              41
  Cousins Properties Inc.                                                                                 5             165
  CRT Properties Inc.                                                                                     4              76
  Eastgroup Properties Inc.                                                                               3              93
  Entertainment Properties Trust                                                                          3             120
  Equity Inns Inc.                                                                                        6              61
  Equity One Inc.                                                                                         5              90
  Essex Property Trust Inc.                                                                               3             219
  Extra Space Storage Inc.                                                                                3              36
  FelCor Lodging Trust Inc. (b)                                                                           7              78
  First Industrial Realty Trust Inc.                                                                      6             208
  Gables Residential Trust                                                                                4             135
  Getty Realty Corp.                                                                                      2              59
  Glenborough Realty Trust Inc.                                                                           4              80
  Glimcher Realty Trust                                                                                   5             120
  Global Signal Inc.                                                                                      1              30
  Government Properties Trust Inc.                                                                        3              26
  Gramercy Capital Corp. (b)                                                                              1              19
  Healthcare Realty Trust Inc.                                                                            7             254
  Heritage Property Investment Trust                                                                      4             109
  Highland Hospitality Corp.                                                                              4              50
  Highwoods Properties Inc.                                                                               7             175
  Home Properties of NY Inc.                                                                              5             179
  HomeBanc Corp. (b)                                                                                      4              32
  IMPAC Mortgage Holdings Inc.                                                                            9             238
  Innkeepers USA Trust                                                                                    4              54
  Investors Real Estate Trust                                                                             6              56
  Jones Lang LaSalle Inc. (b)                                                                             4             144
  Kilroy Realty Corp.                                                                                     4             147
  Kite Realty Group Trust                                                                                 2              29
  Kramont Realty Trust                                                                                    3              62
  LaSalle Hotel Properties                                                                                4             102
  Lexington Corporate Properties Trust                                                                    7             144
  LNR Property Corp.                                                                                      2             142
  LTC Properties Inc.                                                                                     2              33
  Luminent Mortgage Capital Inc.                                                                          5              61
  Maguire Properties Inc.                                                                                 5             109
  Manufactured Home Communities Inc.                                                                      3              86
  Meristar Hospitality Corp. (b)                                                                         12              66
  MFA Mortgage Investments Inc.                                                                          10              96
  Mid-America Apartment Communities Inc.                                                                  2              95
  Mission West Properties                                                                                 2              25
  MortgageIT Holdings Inc. (b)                                                                            2              29
  National Health Investors Inc.                                                                          3              87
  Nationwide Health Properties Inc.                                                                       9             184
  New Century Financial Corp. (b)                                                                         4             226
  Newcastle Investment Corp.                                                                              5             141
  Novastar Financial Inc. (l)                                                                             3             148
  Omega Healthcare Investors Inc.                                                                         6              65
  Origen Financial Inc. (l)                                                                               1               7
  Parkway Properties Inc.                                                                                 2              70
  Pennsylvania Real Estate Investment Trust                                                               4             167
  Post Properties Inc.                                                                                    5             159
  Prentiss Properties Trust                                                                               6             219
  Price Legacy Corp.                                                                                      3              53
  PS Business Parks Inc.                                                                                  2              88
  RAIT Investment Trust                                                                                   3              92
  Ramco-Gershenson Properties Trust                                                                       2              50
  Reading International Inc. (b)                                                                          2              16
  Realty Income Corp. (l)                                                                                 5             235
  Redwood Trust Inc. (l)                                                                                  2             132
  Saul Centers Inc.                                                                                       1              49
  Saxon Capital Inc. (b)                                                                                  4              86
  Senior Housing Properties Trust                                                                         7             132
  Sovran Self Storage Inc.                                                                                2              79
  Strategic Hotel Capital Inc.                                                                            3              37
  Summit Properties Inc.                                                                                  4             104
  Sun Communities Inc.                                                                                    2              83
  Tanger Factory Outlet Centers Inc.                                                                      2              82
  Tarragon Realty Investors Inc. (b) (l)                                                                  1              12
  Taubman Centers Inc.                                                                                    7             175
  Town & Country Trust                                                                                    2              61
  Trammell Crow Co. (b)                                                                                   4              66
  Universal Health Realty Income Trust                                                                    2              47
  Urstadt Biddle Properties Inc. - Class A                                                                3              43
  US Restaurants Properties Inc.                                                                          3              54
  Washington Real Estate Investment Trust                                                                 6             169
  Winston Hotels Inc.                                                                                     3              34
                                                                                                                      9,896
RETAIL - 5.7%
  99 Cents Only Stores (b) (l)                                                                            7              95
  AC Moore Arts & Crafts Inc. (b)                                                                         2              45
  Aeropostale Inc. (b)                                                                                    8             198
  America's Car Mart Inc. (b)                                                                             1              26
  Asbury Automotive Group Inc. (b)                                                                        1              19
  Bebe Stores Inc.                                                                                        1              17
  Big 5 Sporting Goods Corp. (b)                                                                          3              62
  BJ's Restaurants Inc. (b)                                                                               1              21
  Blair Corp.                                                                                             1              30
  Bob Evans Farms Inc.                                                                                    5             127
  Bombay Co. Inc. (b)                                                                                     4              33
  Brookstone Inc. (b)                                                                                     3              48
  Brown Shoe Co. Inc.                                                                                     2              59
  Buckle Inc.                                                                                             1              27
  Buffalo Wild Wings Inc. (b)                                                                             1              22
  Burlington Coat Factory Warehouse Corp.                                                                 3              55
  Cache Inc. (b)                                                                                          1              16
  California Pizza Kitchen Inc. (b)                                                                       3              58
  Casey's General Stores Inc.                                                                             7             127
  Cash America International Inc.                                                                         4              91
  Casual Male Retail Group Inc. (b) (l)                                                                   3              18
  Cato Corp. - Class A                                                                                    3              61
  CBRL Group Inc. (l)                                                                                     7             245
  CEC Entertainment Inc. (b)                                                                              5             184
  Charlotte Russe Holding Inc. (b)                                                                        2              18
  Charming Shoppes Inc. (b)                                                                              16             112
  Children's Place Retail Stores Inc. (b)                                                                 2              55
  Christopher & Banks Corp.                                                                               5              83
  CKE Restaurants Inc. (b) (l)                                                                            7              79
  Coldwater Creek Inc. (b)                                                                                3              61
  Cole National Corp. (b) (l)                                                                             2              47
  Conn's Inc. (b)                                                                                         1              10
  Cosi Inc. (b)                                                                                           2              12
  Cost Plus Inc. (b)                                                                                      3             105
  CSK Auto Corp. (b)                                                                                      6              86
  Dave & Buster's Inc. (b)                                                                                2              29
  DEB Shops Inc.                                                                                          1              14
  Dick's Sporting Goods Inc. (b) (l)                                                                      4             142
  Domino's Pizza Inc. (b)                                                                                 3              38
  Dress Barn Inc. (b)                                                                                     3              48
  Electronics Boutique Holdings Corp. (b)                                                                 2              53
  Factory 2-U Stores Inc. (b) (l)                                                                         -               -
  Finish Line - Class A                                                                                   3              79
  Finlay Enterprises Inc. (b)                                                                             1              19
  First Cash Financial Services Inc. (b)                                                                  2              30
  Footstar Inc. (b) (l)                                                                                   2               5
  Fred's Inc.                                                                                             5              98
  GameStop Corp. (b)                                                                                      2              37
  Gander Mountain Co. (b) (l)                                                                             1              12
  Genesco Inc. (b)                                                                                        3              69
  Goody's Family Clothing Inc.                                                                            3              22
  Group 1 Automotive Inc. (b)                                                                             3              72
  Guitar Center Inc. (b)                                                                                  3             140
  Hancock Fabrics Inc.                                                                                    3              33
  Haverty Furniture Cos. Inc.                                                                             2              41
  Hibbett Sporting Goods Inc. (b)                                                                         3              63
  Hollywood Entertainment Corp. (b)                                                                       7              67
  HOT Topic Inc. (b) (l)                                                                                  7             112
  IHOP Corp.                                                                                              3             105
  Insight Enterprises Inc. (b)                                                                            6             108
  J. Jill Group Inc. (b)                                                                                  2              45
  Jack in the Box Inc. (b)                                                                                5             159
  Jo-Ann Stores Inc. (b)                                                                                  3              73
  Jos. A. Banks Clothiers Inc. (b) (l)                                                                    1              40
  Kenneth Cole Productions Inc.                                                                           1              30
  Kirkland's Inc. (b)                                                                                     1              11
  Krispy Kreme Doughnuts Inc. (b) (l)                                                                     8              96
  Landry's Restaurants Inc.                                                                               3              81
  Linens 'N Things Inc. (b)                                                                               6             139
  Lithia Motors Inc. - Class A                                                                            2              41
  Lone Star Steakhouse & Saloon Inc.                                                                      2              54
  Longs Drug Stores Corp.                                                                                 4              98
  MarineMax Inc. (b)                                                                                      2              35
  Men's Wearhouse Inc. (b)                                                                                4             123
  Movado Group Inc.                                                                                       2              37
  Movie Gallery Inc.                                                                                      4              63
  Nu Skin Enterprises Inc.                                                                                7             165
  O'Charleys Inc. (b)                                                                                     3              44
  Panera Bread Co. - Class A (b) (l)                                                                      4             144
  Pantry Inc. (b)                                                                                         2              39
  Papa John's International Inc. (b)                                                                      1              46
  Party City Corp. (b)                                                                                    2              25
  Payless Shoesource Inc. (b)                                                                             9              92
  PC Connection Inc. (b)                                                                                  1               7
  PC Mall Inc. (b)                                                                                        1              18
  PEP Boys-Manny Moe & Jack                                                                               8             107
  PF Chang's China Bistro Inc. (b) (l)                                                                    3             169
  Rare Hospitality International Inc. (b)                                                                 5             121
  Red Robin Gourmet Burgers Inc. (b)                                                                      2              68
  Restoration Hardware Inc. (b)                                                                           4              19
  Retail Ventures Inc. (b)                                                                                1              11
  Rush Enterprises Inc. (b)                                                                               1               7
  Ryan's Restaurant Group Inc. (b)                                                                        6              87
  School Specialty Inc. (b)                                                                               3             102
  Select Comfort Corp. (b)                                                                                5              91
  Sharper Image Corp. (b)                                                                                 2              36
  Shoe Carnival Inc. (b)                                                                                  1               9
  ShopKo Stores Inc. (b)                                                                                  4              72
  Smart & Final Inc. (b)                                                                                  2              28
  Sonic Automotive Inc.                                                                                   4              77
  Sonic Corp. (b)                                                                                         8             209
  Stage Stores Inc. (b)                                                                                   3              88
  Steak N Shake Co. (b)                                                                                   3              54
  Stein Mart Inc. (b)                                                                                     3              48
  Systemax Inc. (b)                                                                                       1               5
  TBC Corp. (b)                                                                                           3              58
  The Bon-Ton Stores Inc.                                                                                 1               6
  The Sports Authority Inc. (b)                                                                           3              69
  Too Inc. (b)                                                                                            5              86
  Tractor Supply Co. (b)                                                                                  4             130
  Trans World Entertainment Corp. (b)                                                                     3              31
  Triarc Cos.                                                                                             5              57
  Tuesday Morning Corp. (b)                                                                               3             108
  United Auto Group Inc.                                                                                  3              64
  West Marine Inc. (b)                                                                                    2              40
  World Fuel Services Corp.                                                                               1              53
  Zale Corp. (b)                                                                                          7             199
                                                                                                                      7,802
SAVINGS & LOANS - 2.2%
  Anchor Bancorp. Inc.                                                                                    3              71
  BankAtlantic Bancorp. Inc.                                                                              6             107
  BankUnited Financial Corp. - Class A (b)                                                                4             108
  Berkshire Hills Bancorp. Inc.                                                                           1              22
  Beverly Hills Bancorp. Inc.                                                                             2              20
  Brookline Bancorp. Inc.                                                                                 8             119
  CFS Bancorp. Inc.                                                                                       1              18
  Charter Financial Corp.                                                                                 1              19
  Citizens First Bancorp. Inc.                                                                            1              24
  Citizens South Banking Corp.                                                                            -               5
  Clifton Savings Bancorp. Inc.                                                                           2              19
  Commercial Capital Bancorp. Inc.                                                                        5             114
  Commercial Federal Corp.                                                                                5             147
  Dime Community Bancshares Inc.                                                                          4              72
  Downey Financial Corp.                                                                                  3             143
  ESB Financial Corp. (l)                                                                                 1              12
  EverTrust Financial Group Inc.                                                                          1              18
  Fidelity Bankshares Inc.                                                                                2              68
  First Defiance Financial Corp.                                                                          1              15
  First Federal Capital Corp.                                                                             2              73
  First Financial Holdings Inc.                                                                           2              47
  First Niagara Financial Group Inc.                                                                     11             145
  First Place Financial Corp.                                                                             2              30
  FirstFed Financial Corp. (b)                                                                            2             109
  Flagstar Bancorp. Inc. (l)                                                                              4              87
  Flushing Financial Corp.                                                                                2              39
  Franklin Bank Corp. (b)                                                                                 1              22
  Harbor Florida Bancshares Inc.                                                                          3              88
  Heritage Financial Corp.                                                                                1              12
  Horizon Financial Corp.                                                                                 1              26
  Hudson River Bancorp.                                                                                   4              70
  Itla Capital Corp. (b)                                                                                  1              27
  K-Fed Bancorp. (b)                                                                                      1              12
  KNBT Bancorp. Inc.                                                                                      4              62
  MAF Bancorp. Inc.                                                                                       4             155
  MASSBANK Corp.                                                                                          -              14
  MutualFirst Financial Inc.                                                                              1              15
  NASB Financial Inc.                                                                                     -              15
  Northwest Bancorp. Inc.                                                                                 2              50
  OceanFirst Financial Corp.                                                                              1              31
  Ocwen Financial Corp. (b) (l)                                                                           5              42
  Parkvale Financial Corp.                                                                                1              15
  Partners Trust Financial Group Inc.                                                                     7              75
  Pennfed Financial Services Inc.                                                                         -              14
  PFF Bancorp. Inc.                                                                                       2              67
  Provident Bancorp. Inc.                                                                                 5              55
  Provident Financial Holdings Inc.                                                                       1              19
  Provident Financial Services Inc.                                                                      10             177
  Sterling Financial Corp. (b)                                                                            3             107
  TierOne Corp.                                                                                           2              53
  United Community Financial Corp.                                                                        3              39
  Warwick Community Bancorp. Inc.                                                                         -              14
  Waypoint Financial Corp.                                                                                4             107
  Westfield Financial Inc.                                                                                1              14
  Willow Grove Bancorp. Inc.                                                                              -               7
  WSFS Financial Corp.                                                                                    1              44
                                                                                                                      3,099
SEMICONDUCTORS - 2.8%
  Actel Corp. (b)                                                                                         3              51
  ADE Corp. (b)                                                                                           1              23
  Alliance Semiconductor Corp. (b)                                                                        3               9
  AMIS Holdings Inc. (b)                                                                                  4              54
  Artisan Components Inc. (b)                                                                             3              88
  Asyst Technologies Inc. (b)                                                                             7              35
  ATMI Inc. (b) (l)                                                                                       4              85
  August Technology Corp. (b)                                                                             2              15
  Axcelis Technologies Inc. (b)                                                                          13             110
  Brooks Automation Inc. (b)                                                                              6              88
  Ceva Inc. (b) (l)                                                                                       2              14
  Cirrus Logic Inc. (b)                                                                                  12              56
  Cohu Inc.                                                                                               3              42
  Credence Systems Corp. (b) (l)                                                                         13              93
  Diodes Inc. (b)                                                                                         1              26
  DSP Group Inc. (b)                                                                                      4              84
  Dupont Photomasks Inc. (b)                                                                              2              32
  Emulex Corp. (b)                                                                                       11             130
  Entegris Inc. (b)                                                                                       6              51
  ESS Technology (b)                                                                                      5              32
  Exar Corp. (b)                                                                                          5              75
  Formfactor Inc. (b)                                                                                     4              74
  FSI International Inc. (b)                                                                              4              15
  Genesis Microchip Inc. (b)                                                                              4              58
  Helix Technology Corp.                                                                                  4              49
  Integrated Device Technology Inc. (b)                                                                  14             133
  Integrated Silicon Solutions Inc. (b)                                                                   5              35
  IXYS Corp. (b)                                                                                          3              19
  Kopin Corp. (b)                                                                                        10              40
  Kulicke & Soffa Industries Inc. (b) (l)                                                                 6              36
  Lattice Semiconductor Corp. (b)                                                                        16              77
  LTX Corp. (b)                                                                                           8              43
  Mattson Technology Inc. (b)                                                                             5              41
  Micrel Inc. (b)                                                                                         9              98
  Microsemi Corp. (b)                                                                                     8             111
  Microtune Inc. (b)                                                                                      7              39
  Mindspeed Technologies Inc. (b)                                                                        13              27
  MIPS Technologies Inc. - Class A (b)                                                                    5              29
  MKS Instruments Inc. (b)                                                                                5              70
  Monolithic System Technology Inc. (b)                                                                   3              12
  Mykrolis Corp. (b)                                                                                      6              56
  Omnivision Technologies Inc. (b) (l)                                                                    7             105
  ON Semiconductor Corp. (b)                                                                             16              49
  Pericom Semiconductor Corp. (b)                                                                         3              29
  Photronics Inc. (b)                                                                                     4              75
  Pixelworks Inc. (b)                                                                                     5              53
  PLX Technology Inc. (b)                                                                                 3              20
  Power Integrations Inc. (b)                                                                             4              78
  Rudolph Technologies Inc. (b)                                                                           2              30
  Semitool Inc. (b)                                                                                       2              19
  Sigmatel Inc. (b)                                                                                       3              72
  Silicon Image Inc. (b)                                                                                 10             124
  Siliconix Inc. (b)                                                                                      1              31
  Sipex Corp. (b)                                                                                         3              17
  Sirf Technology Holdings Inc. (b)                                                                       2              23
  Skyworks Solutions Inc. (b)                                                                            20             189
  Staktek Holdings Inc. (b)                                                                               1               4
  Standard Microsystems Corp. (b)                                                                         2              41
  STATS ChipPAC Ltd. (b) (l)                                                                              6              37
  Supertex Inc. (b)                                                                                       1              23
  Tessera Technologies Inc. (b)                                                                           3              71
  Transmeta Corp. (b)                                                                                    15              19
  Tripath Technology Inc. (b) (l)                                                                         4               6
  Triquint Semiconductor Inc. (b)                                                                        18              69
  Ultratech Inc. (b)                                                                                      3              44
  Varian Semiconductor Equipment Associates Inc. (b)                                                      5             148
  Veeco Instruments Inc. (b)                                                                              4              75
  Vitesse Semiconductor Corp. (b)                                                                        29              80
  White Electronic Designs Corp. (b)                                                                      2              11
  Zoran Corp. (b)                                                                                         6              90
                                                                                                                      3,887
SOFTWARE - 3.3%
  Actuate Corp. (b)                                                                                       6              22
  Advent Software Inc. (b)                                                                                3              51
  Allscripts Healthcare Solutions Inc. (b)                                                                4              36
  Altiris Inc. (b)                                                                                        3              87
  Ansys Inc. (b)                                                                                          2             101
  Ascential Software Corp. (b)                                                                            8             106
  Aspen Technology Inc. (b) (l)                                                                           6              39
  Authentidate Holding Corp. (b) (l)                                                                      4              24
  Blackboard Inc. (b)                                                                                     1              15
  Borland Software Corp. (b)                                                                             11              90
  Captaris Inc. (b)                                                                                       5              19
  CCC Information Services Group (b)                                                                      1              15
  Cerner Corp. (b)                                                                                        4             168
  Clarus Corp. (b)                                                                                        2              14
  Computer Programs & Systems Inc.                                                                        1              17
  Concord Communications Inc. (b)                                                                         3              23
  Concur Technologies Inc. (b)                                                                            3              36
  CSG Systems International Inc. (b)                                                                      7             111
  Datastream Systems Inc. (b)                                                                             2              14
  Dendrite International Inc. (b)                                                                         5              81
  Digi International Inc. (b)                                                                             3              32
  Eclipsys Corp. (b)                                                                                      5              80
  eFunds Corp. (b)                                                                                        7             122
  Embarcadero Technologies Inc. (b)                                                                       3              25
  Epicor Software Corp. (b)                                                                               6              67
  EPIQ Systems Inc. (b)                                                                                   2              28
  FalconStor Software Inc. (b) (l)                                                                        4              27
  FILENET Corp. (b)                                                                                       5              90
  Hyperion Solutions Corp. (b)                                                                            5             177
  IDX Systems Corp. (b)                                                                                   3              92
  Infocrossing Inc. (b) (l)                                                                               2              30
  Informatica Corp. (b)                                                                                  12              67
  infoUSA Inc. (b)                                                                                        5              41
  Intelidata Technologies Corp. (b)                                                                       1               -
  InterCept Inc. (b)                                                                                      2              43
  Inter-Tel Inc.                                                                                          3              58
  Intervideo Inc. (b)                                                                                     1              12
  JDA Software Group Inc. (b)                                                                             3              36
  Keane Inc. (b)                                                                                          7             104
  Lawson Software Inc. (b)                                                                                7              41
  Mantech International Corp. - Class A (b)                                                               2              41
  Manugistics Group Inc. (b)                                                                              8              19
  MAPICS Inc. (b)                                                                                         3              29
  MAPINFO Corp. (b)                                                                                       3              27
  Micromuse Inc. (b)                                                                                     10              36
  MicroStrategy Inc. - Class A (b)                                                                        2              69
  Midway Games Inc. (b)                                                                                   6              62
  MRO Software Inc. (b)                                                                                   3              28
  MSC.Software Corp. (b)                                                                                  4              32
  NDCHealth Corp.                                                                                         5              75
  NETIQ Corp. (b)                                                                                         8              85
  Omnicell Inc. (b)                                                                                       3              41
  Onyx Software Corp. (b)                                                                                 -               1
  Open Solutions Inc. (b)                                                                                 2              47
  Opnet Technologies Inc. (b)                                                                             2              18
  Packeteer Inc. (b)                                                                                      5              50
  PalmSource Inc. (b) (l)                                                                                 2              41
  Parametric Technology Corp. (b)                                                                        36             188
  PDF Solutions Inc. (b)                                                                                  2              22
  Pegasystems Inc. (b)                                                                                    1               7
  Per-Se Technologies Inc. (b)                                                                            3              39
  Pinnacle Systems Inc. (b)                                                                               9              36
  PLATO Learning Inc. (b)                                                                                 3              27
  Progress Software Corp. (b)                                                                             4              85
  QAD Inc.                                                                                                1              10
  Quality Systems Inc. (b)                                                                                -              20
  Quest Software Inc. (b)                                                                                 6              72
  Renaissance Learning Inc.                                                                               1              21
  Retek Inc. (b)                                                                                          8              36
  Safeguard Scientifics Inc. (b)                                                                         13              24
  Salesforce.com Inc. (b)                                                                                 2              22
  ScanSoft Inc. (b)                                                                                      11              47
  Schawk Inc.                                                                                             1              19
  Seachange International Inc. (b)                                                                        3              52
  Serena Software Inc. (b)                                                                                3              56
  SPSS Inc. (b)                                                                                           2              22
  SS&C Technologies Inc.                                                                                  2              33
  SYNNEX Corp. (b)                                                                                        1              12
  Take-Two Interactive Software Inc. (b)                                                                  6             203
  THQ Inc. (b)                                                                                            5             100
  Tradestation Group Inc. (b)                                                                             3              18
  Transaction Systems Architects Inc. (b)                                                                 5              96
  Trident Microsystems Inc. (b)                                                                           3              25
  Ulticom Inc. (b)                                                                                        1              20
  Ultimate Software Group Inc. (b)                                                                        2              26
  Verint Systems Inc. (b)                                                                                 2              59
  VitalWorks Inc. (b)                                                                                     5              18
  Wind River Systems Inc. (b)                                                                            10             119
  Witness Systems Inc. (b)                                                                                3              43
                                                                                                                      4,519
STORAGE/WAREHOUSING - 0.0%
  Mobile Mini Inc. (b)                                                                                    2              47


TELECOMMUNICATIONS - 0.6%
  Alaska Communications Systems Group Inc. (b)                                                            1               6
  Arch Wireless Inc. - Class A (b)                                                                        2              66
  Aspect Communications Corp. (b)                                                                         5              51
  Cincinnati Bell Inc. (b)                                                                               34             117
  Commonwealth Telephone Enterprises Inc. (b)                                                             3             126
  CT Communications Inc.                                                                                  2              34
  D&E Communications Inc.                                                                                 2              21
  General Communication - Class A (b)                                                                     6              55
  Golden Telecom Inc.                                                                                     2              54
  Hickory Tech Corp.                                                                                      1              14
  Inet Technologies Inc. (b)                                                                              3              37
  Infonet Services Corp. (b)                                                                              7              11
  Intrado Inc. (b)                                                                                        3              26
  ITC Deltacom Inc. (b)                                                                                   2               7
  Lightbridge Inc. (b)                                                                                    3              16
  MASTEC Inc. (b)                                                                                         3              17
  Primus Telecommunications GP (b)                                                                        8              12
  PTEK Holdings Inc. (b)                                                                                  8              72
  Shenandoah Telecom Co.                                                                                  1              20
  SureWest Communications                                                                                 2              54
  Talk America Holdings Inc. (b) (l)                                                                      3              18
  Time Warner Telecom Inc. (b)                                                                            7              34
                                                                                                                        868
TELECOMMUNICATIONS EQUIPMENT - 1.4%
  Adaptec Inc. (b) (l)                                                                                   15             111
  Aeroflex Inc. (b)                                                                                       9              93
  Anaren Inc. (b)                                                                                         3              38
  Anixter International Inc. (b)                                                                          4             139
  Applied Signal Technology Inc.                                                                          1              39
  Arris Group Inc. (b)                                                                                   12              63
  Athero Communications Inc. (b)                                                                          1              10
  Avanex Corp. (b) (l)                                                                                   10              21
  Black Box Corp.                                                                                         2              79
  C-COR.net Corp. (b)                                                                                     6              49
  CommScope Inc. (b)                                                                                      7             154
  Comtech Telecommunications (b)                                                                          2              48
  Corvis Corp. (b) (l)                                                                                   42              33
  Ditech Communications Corp. (b)                                                                         4              83
  Eagle Broadband Inc. (b) (l)                                                                           24              17
  Enterasys Networks Inc. (b)                                                                            23              36
  Extreme Networks Inc. (b) (l)                                                                          15              65
  Finisar Corp. (b) (l)                                                                                  18              23
  Harmonic Inc. (b)                                                                                       9              61
  Hypercom Corp. (b)                                                                                      7              53
  Ixia (b)                                                                                                3              31
  KVH Industries Inc. (b) (l)                                                                             2              12
  MRV Communications Inc. (b) (l)                                                                        15              38
  Netgear Inc. (b)                                                                                        3              34
  Network Equipment Technologies Inc. (b)                                                                 3              22
  Newport Corp. (b)                                                                                       6              66
  NMS Communications Corp. (b)                                                                            6              29
  North Pittsburgh Systems Inc.                                                                           2              43
  Oplink Communications Inc. (b)                                                                         13              24
  Optical Communication Products Inc. (b)                                                                 2               5
  Paradyne Networks Corp. (b)                                                                             5              25
  Parkervision Inc. (b) (l)                                                                               1               2
  SafeNet Inc. (b)                                                                                        3              84
  Stratos Lightwave Inc. (b)                                                                              -               1
  Sycamore Networks Inc. (b)                                                                             23              88
  Symmetricom Inc. (b)                                                                                    6              59
  Tekelec (b) (l)                                                                                         7             110
  Terayon Communication Systems Inc. (b)                                                                  7              15
  TippingPoint Technologies Inc. (b)                                                                      -               7
  Westell Technologies Inc. (b)                                                                           7              35
  WJ Communications Inc. (b)                                                                              3               8
  Zhone Technologies Inc. (b) (l)                                                                         7              22
                                                                                                                      1,975
TEXTILES - 0.1%
  Angelica Corp.                                                                                          1              27
  G&K Services Inc. - Class A                                                                             2              92
  Unifirst Corp.                                                                                          1              34
                                                                                                                        153
TOBACCO - 0.2%
  DIMON Inc.                                                                                              6              36
  Standard Commercial Corp.                                                                               2              24
  Universal Corp.                                                                                         3             152
  Vector Group Ltd. (l)                                                                                   3              46
                                                                                                                        258
TOYS & HOBBIES - 0.2%
  Action Performance Cos. Inc.                                                                            2              19
  Department 56 Inc. (b)                                                                                  2              29
  Jakks Pacific Inc. (b)                                                                                  3              76
  Leapfrog Enterprises Inc. (b) (l)                                                                       4              77
  RC2 Corp. (b)                                                                                           2              72
  Topps Co. Inc.                                                                                          5              48
                                                                                                                        321
TRANSPORTATION - 2.2%
  Alexander & Baldwin Inc.                                                                                6             193
  Amerco Inc. (b)                                                                                         1              49
  Arkansas Best Corp.                                                                                     3             109
  Central Freight Lines Inc. (b)                                                                          1               5
  Covenant Transport Inc. (b)                                                                             1              25
  EGL Inc. (b)                                                                                            5             149
  Florida East Coast Industries - Class A                                                                 3             111
  Forward Air Corp. (b)                                                                                   3             118
  GATX Corp.                                                                                              7             174
  Genesee & Wyoming Inc. - Class A (b)                                                                    2              57
  Greenbrier Cos. Inc.                                                                                    1              20
  Gulfmark Offshore Inc. (b)                                                                              2              31
  Heartland Express Inc.                                                                                  6             111
  Hub Group Inc. - Class A (b)                                                                            1              34
  Interpool Inc.                                                                                          -               7
  Kansas City Southern (b) (l)                                                                            8             127
  Kirby Corp. (b)                                                                                         3             114
  Knight Transportation Inc. (b)                                                                          5             106
  Laidlaw International Inc. (b)                                                                         14             234
  Landstar System Inc. (b)                                                                                4             233
  Marten Transport Ltd. (b)                                                                               1              19
  Offshore Logistics Inc. (b)                                                                             3              96
  Old Dominion Freight Line Inc. (b)                                                                      2              62
  Overnite Corp.                                                                                          4             119
  Overseas Shipholding Group Inc.                                                                         4             179
  Pacer International Inc. (b)                                                                            4              60
  PAM Transportation Services (b)                                                                         1              14
  Petroleum Helicopters Inc. (b)                                                                          -               5
  Quality Distribution Inc. (b)                                                                           1               7
  RailAmerica Inc. (b)                                                                                    5              55
  SCS Transportation Inc. (b)                                                                             2              39
  Seabulk International Inc. (b)                                                                          1              14
  Swift Transportation Co. Inc. (b)                                                                       7             111
  US Xpress Enterprises Inc. (b)                                                                          1              11
  USF Corp.                                                                                               4             132
  Werner Enterprises Inc.                                                                                 6             124
                                                                                                                      3,054
VENTURE CAPITAL - 0.0%
  Circle Group Holdings Inc. (b)                                                                          2               4


WATER - 0.2%
  American States Water Co.                                                                               2              51
  California Water Service Group                                                                          2              65
  Connecticut Water Service Inc.                                                                          1              30
  Middlesex Water Co.                                                                                     2              29
  Pico Holdings Inc. (b)                                                                                  1              22
  SJW Corp.                                                                                               1              30
  Southwest Water Co.                                                                                     2              26
                                                                                                                        253
WIRELESS TELECOMMUNICATIONS - 0.8%
  AirGate PCS Inc. (b)                                                                                    2              31
  Airspan Networks Inc. (b)                                                                               5              24
  Alamosa Holdings Inc. (b)                                                                              10              76
  Audiovox Corp. (b)                                                                                      2              36
  Boston Communications Group Inc. (b)                                                                    2              21
  Carrier Access Corp. (b)                                                                                3              18
  Centennial Communications Corp. (b)                                                                     1               9
  Dobson Communications Corp. (b)                                                                        14              18
  EMS Technologies Inc. (b)                                                                               2              26
  InterDigital Communications Corp. (b)                                                                   8             124
  Metrocall Holdings Inc. (b) (l)                                                                         1              45
  Novatel Wireless Inc. (b)                                                                               3              59
  Powerwave Technologies Inc. (b)                                                                        14              89
  Price Communications Corp. (b)                                                                          6              85
  REMEC Inc. (b)                                                                                          8              39
  RF Micro Devices Inc. (b) (l)                                                                          25             159
  SBA Communications Corp. (b)                                                                            5              38
  Spectralink Corp.                                                                                       3              25
  Stratex Networks Inc. (b)                                                                              12              26
  Triton PCS Holdings Inc. (b)                                                                            4              11
  Ubiquitel Inc. (b)                                                                                      9              36
  Viasat Inc. (b)                                                                                         3              56
  Wireless Facilities Inc. (b)                                                                            6              45
                                                                                                                      1,096
  Total Common Stocks (cost $126,074)                                                                               134,800
SHORT TERM INVESTMENTS - 2.6%
MONEY MARKET FUNDS - 2.5%
  Dreyfus Cash Management Plus, 1.50% (a)                                                             3,453           3,453


U.S. TREASURY BILLS - 0.1%
  U.S. Treasury Bill, 1.64%, 12/23/04 (m)                                                               200             200

  Total Short Term Investments (cost $3,652)                                                                          3,653
TOTAL INVESTMENTS - 100.3% (COST $129,726)                                                                          138,453
------------------------------------------

OTHER ASSETS AND LIABILITIES, NET -  (0.3%)                                                                           (375)
-------------------------------------------

TOTAL NET ASSETS - 100%                                                                                            $138,078
-----------------------

JNL/OPPENHEIMER GLOBAL GROWTH FUND
COMMON STOCKS - 92.5%
ADVERTISING - 0.8%
  JC Decaux SA (b)                                                                                       31            $710
  WPP Group Plc                                                                                          68             629
                                                                                                                      1,339
AEROSPACE & DEFENSE - 3.2%
  Boeing Co.                                                                                             17             893
  Empresa Brasiliera de Aeronautica SA - ADR                                                             50           1,309
  Lockheed Martin Corp.                                                                                  15             820
  Northrop Grumman Corp.                                                                                 16             827
  Raytheon Co.                                                                                           36           1,371
                                                                                                                      5,220
APPAREL - 0.3%
  Coach Inc. (b)                                                                                         11             454


AUTO MANUFACTURERS - 1.0%
  Toyota Motor Corp.                                                                                     42           1,589


BANKS - 8.1%
  ABN Amro Holding NV                                                                                    70           1,583
  Anglo Irish Bank Corp. Plc                                                                             46             858
  Australia & New Zealand Banking Group Ltd.                                                             52             717
  Commerce Bancorp. Inc. (l)                                                                              6             315
  HSBC Holdings Plc                                                                                     110           1,756
  ICICI Bank Ltd. - ADR                                                                                  73           1,009
  Northern Trust Corp.                                                                                   12             498
  Resona Holdings Inc. (b)                                                                              378             569
  Royal Bank of Scotland Group Plc                                                                      114           3,298
  Societe Generale                                                                                       18           1,550
  Wachovia Corp.                                                                                         37           1,745
                                                                                                                     13,898
BEVERAGES - 1.4%
  Cia de Bebidas das Americas - ADR                                                                      35             783
  Diageo Plc                                                                                             25             317
  Fomento Economico Mexicano SA de CV                                                                   177             779
  Grupo Modelo SA                                                                                       243             591
                                                                                                                      2,470
BIOTECHNOLOGY - 2.7%
  Affymetrix Inc. (b) (l)                                                                                26             786
  Amgen Inc. (b)                                                                                         28           1,610
  Genentech Inc. (b) (l)                                                                                 16             849
  Genzyme Corp. (b)                                                                                      15             827
  Human Genome Sciences Inc. (b)                                                                         18             201
  Millennium Pharmaceuticals Inc. (b)                                                                    18             247
  Nektar Therapeutics (b)                                                                                 4              58
                                                                                                                      4,578
COMMERCIAL SERVICES - 0.1%
  Nektar Therapeutics Restricted (b)                                                                     11             129


COMPUTERS - 1.9%
  Cadence Design Systems Inc. (b) (l)                                                                    56             725
  International Business Machines Corp.                                                                  19           1,632
  Sun Microsystems Inc. (b)                                                                             218             878
                                                                                                                      3,235
COSMETICS & PERSONAL CARE - 1.1%
  Gillette Co.                                                                                           32           1,340
  Shiseido Co. Ltd.                                                                                      45             553
                                                                                                                      1,893
DIVERSIFIED FINANCIAL SERVICES - 4.8%
  American Express Co.                                                                                   26           1,328
  Charles Schwab Corp.                                                                                   55             504
  Citigroup Inc.                                                                                         13             552
  Credit Saison Co. Ltd.                                                                                 30             923
  JPMorgan Chase & Co.                                                                                   77           3,078
  MBNA Corp.                                                                                             60           1,510
  MLP AG                                                                                                 22             355
                                                                                                                      8,250
ELECTRIC - 0.1%
  Electricidade de Portugal SA                                                                           85             248


ELECTRICAL COMPONENTS & EQUIPMENT - 1.3%
  Samsung Electronics Co. Ltd.                                                                            4           1,540
  Sharp Corp.                                                                                            49             674
                                                                                                                      2,214
ELECTRONICS - 1.1%
  Applera Corp. - Applied Biosystems Group                                                               31             585
  Keyence Corp.                                                                                           3             646
  Murata Manufacturing Co. Ltd.                                                                          14             668
                                                                                                                      1,899
ENGINEERING & CONSTRUCTION - 0.2%
  JGC Corp.                                                                                              31             315
  Leighton Holdings Ltd.                                                                                 13              90
                                                                                                                        405
ENTERTAINMENT - 0.7%
  International Game Technology                                                                          36           1,280


FOOD - 1.2%
  Cadbury Schweppes Plc                                                                                 204           1,565
  Carrefour SA                                                                                           11             523
                                                                                                                      2,088
GAS - 0.6%
  Gail India Ltd.                                                                                        15              64
  Hong Kong & China Gas Co. Ltd.                                                                        499             932
                                                                                                                        996
HEALTHCARE - 1.9%
  Cie Generale D'Optique Essilor International SA                                                        11             708
  Quest Diagnostics Inc.                                                                                 17           1,509
  Smith & Nephew Plc                                                                                    108             988
                                                                                                                      3,205
HOLDING COMPANIES - DIVERSIFIED - 0.4%
  Hutchison Whampoa Ltd.                                                                                 89             696


HOUSEHOLD PRODUCTS - 2.3%
  Hindustan Lever Ltd.                                                                                  340             926
  Reckitt Benckiser Plc                                                                                 125           3,067
                                                                                                                      3,993
INSURANCE - 3.9%
  ACE Ltd.                                                                                               31           1,223
  Aegon NV                                                                                              102           1,097
  Allianz AG                                                                                             14           1,377
  Berkshire Hathaway Inc. - Class B (b)                                                                   -           1,292
  Everest Re Group Ltd.                                                                                   8             587
  Manulife Financial Corp.                                                                               23           1,010
                                                                                                                      6,586
INTERNET - 1.8%
  Amazon.Com Inc. (b)                                                                                    18             715
  Symantec Corp. (b)                                                                                     19           1,065
  Trend Micro Inc.                                                                                       21             903
  Yahoo Japan Corp. (b)                                                                                   -             216
  Yahoo Japan Corp. (b)                                                                                   -             218
                                                                                                                      3,117
MANUFACTURING - 0.9%
  Nikon Corp.                                                                                            74             695
  Siemens AG                                                                                             12             862
                                                                                                                      1,557
MEDIA - 7.5%
  Grupo Televisa SA - ADR                                                                                26           1,350
  Pearson Plc                                                                                           120           1,289
  Reed Elsevier Plc                                                                                      88             774
  Singapore Press Holdings Ltd.                                                                         363           1,022
  Sirius Satellite Radio Inc. (b) (l)                                                                 1,499           4,795
  Societe Television Francaise 1                                                                         22             618
  Television Broadcasts Ltd.                                                                            292           1,307
  Wolters Kluwer NV                                                                                      46             769
  ZEE Telefilms Ltd.                                                                                    297             981
                                                                                                                     12,905
OFFICE & BUSINESS EQUIPMENT - 0.4%
  Canon Inc.                                                                                             13             611


OIL & GAS PRODUCERS - 6.9%
  BP Plc - ADR                                                                                           25           1,457
  Burlington Resources Inc.                                                                              20             832
  ChevronTexaco Corp.                                                                                    29           1,556
  EnCana Corp.                                                                                           22           1,005
  ENI-Ente Nazionale Idrocarburi SpA                                                                     34             757
  GlobalSantaFe Corp.                                                                                    55           1,689
  Husky Energy Inc.                                                                                      66           1,615
  Oil & Natural Gas Corp. Ltd.                                                                           11             186
  Total Fina Elf SA                                                                                       4             721
  Transocean Inc. (b)                                                                                    57           2,026
                                                                                                                     11,844
OIL & GAS SERVICES - 1.0%
  Technip-Coflexip SA                                                                                    11           1,753
PHARMACEUTICALS - 8.4%
  AstraZeneca Plc                                                                                        17             683
  Chugai Pharmaceutical Co. Ltd.                                                                         47             682
  Eli Lilly & Co.                                                                                        10             594
  Express Scripts Inc. - Class A (b)                                                                     10             660
  Gilead Sciences Inc. (b)                                                                               43           1,622
  Novartis AG                                                                                            25           1,158
  Pfizer Inc.                                                                                            41           1,253
  Roche Holding AG Genusschein                                                                           19           1,999
  Sanofi-Synthelabo SA                                                                                   43           3,109
  Schering-Plough Corp.                                                                                  49             930
  Shionogi & Co. Ltd.                                                                                    78           1,117
  Teva Pharmaceutical Industries Ltd. - ADR                                                              22             572
                                                                                                                     14,379
RETAIL - 5.7%
  Boots Group Plc                                                                                        63             734
  Circuit City Stores Inc.                                                                               79           1,205
  Dixons Group Plc                                                                                      562           1,737
  Gap Inc.                                                                                               33             613
  Hennes & Mauritz AB - Class B                                                                         122           3,368
  RadioShack Corp.                                                                                       20             579
  Seven-Eleven Japan Co. Ltd.                                                                            20             572
  Starbucks Corp. (b)                                                                                    21             936
                                                                                                                      9,744
SEMICONDUCTORS - 2.5%
  Advanced Micro Devices Inc. (b) (l)                                                                   119           1,548
  Altera Corp. (b)                                                                                        8             164
  National Semiconductor Corp. (b)                                                                       70           1,081
  Silicon Laboratories Inc. (b)                                                                           5             156
  Taiwan Semiconductor Manufacturing Co. Ltd. - ADR                                                     182           1,300
                                                                                                                      4,249
SHIPBUILDING - 0.3%
  Hyundai Heavy Industries                                                                               21             578


SOFTWARE - 3.7%
  BEA Systems Inc. (b)                                                                                   87             600
  Electronic Arts Inc. (b)                                                                                5             239
  IMS Health Inc.                                                                                        33             789
  Infosys Technologies Ltd.                                                                              45           1,658
  Novell Inc. (b)                                                                                       114             717
  Red Hat Inc. (b)                                                                                       25             306
  SAP AG                                                                                                 11           1,649
  Veritas Software Corp. (b)                                                                             20             349
                                                                                                                      6,307
TELECOMMUNICATIONS - 3.0%
  France Telecom SA                                                                                      56           1,398
  KDDI Corp.                                                                                              1           2,587
  Tele Norte Leste Participacoes SA                                                                      86           1,131
  Tele Norte Leste Participacoes SA                                                                       -               -
                                                                                                                      5,116
TELECOMMUNICATIONS EQUIPMENT - 3.2%
  Alcatel SA (b)                                                                                         64             752
  Cisco Systems Inc. (b)                                                                                 57           1,034
  Corning Inc. (b)                                                                                       78             859
  JDS Uniphase Corp. (b)                                                                                280             945
  Juniper Networks Inc. (b)                                                                              27             630
  Scientific-Atlanta Inc.                                                                                20             508
  Tandberg ASA                                                                                           88             793
                                                                                                                      5,521
TRANSPORTATION - 0.5%
  Amadeus Global Travel Distribution SA                                                                  88             694
  Peninsular and Oriental Steam Navigation Co.                                                           37             177
                                                                                                                        871
VENTURE CAPITAL - 0.3%
  3i Group Plc                                                                                           56             564


WIRELESS TELECOMMUNICATIONS - 7.2%
  Qualcomm Inc.                                                                                          44           1,710
  SK Telecom Co. Ltd. - ADR (l)                                                                          46             886
  Telefonaktiebolaget LM Ericsson (b)                                                                 1,170           3,631
  Vodafone Group Plc                                                                                  2,557           6,120
                                                                                                                     12,347
  Total Common Stocks (cost $141,843)                                                                               158,128
PREFERRED STOCKS - 0.5%
AUTO MANUFACTURERS - 0.5%
  Porsche AG                                                                                              1             927

  Total Preferred Stocks (cost $742)                                                                                    927
CORPORATE BONDS - 0.0%
HOUSEHOLD PRODUCTS - 0.0%
  Hindustan Debenture, 9.00%, 01/01/05                                                                 $926              20

  Total Corporate Bonds (cost $20)                                                                                       20
SHORT TERM INVESTMENTS - 6.4%
MONEY MARKET FUNDS - 6.4%
  Dreyfus Cash Management Plus, 1.50% (a)                                                             8,499           8,499
  Dreyfus Government Cash Management, 1.43% (a)                                                       2,521           2,521

  Total Short Term Investments (cost $11,020)                                                                        11,020
TOTAL INVESTMENTS - 99.4% (COST $153,625)                                                                           170,095
-----------------------------------------

OTHER ASSETS AND LIABILITIES, NET - 0.6%                                                                                950
----------------------------------------

TOTAL NET ASSETS - 100%                                                                                            $171,045
-----------------------

JNL/OPPENHEIMER GROWTH FUND
COMMON STOCKS - 98.6%
APPAREL - 0.6%
  Polo Ralph Lauren Corp.                                                                                 4            $160


AUTO PARTS & EQUIPMENT - 0.8%
  Autoliv Inc.                                                                                            5             214


BANKS - 0.2%
  Commerce Bancorp. Inc. (l)                                                                              1              61


BEVERAGES - 2.6%
  Coca-Cola Co.                                                                                           6             220
  PepsiCo Inc.                                                                                            8             405
                                                                                                                        625
BIOTECHNOLOGY - 7.2%
  Amgen Inc. (b)                                                                                         15             847
  Celgene Corp. (b) (l)                                                                                   1              64
  Genentech Inc. (b)                                                                                     10             539
  Genzyme Corp. (b)                                                                                       6             307
  Medimmune Inc. (b)                                                                                      3              74
                                                                                                                      1,831
COMMERCIAL SERVICES - 2.5%
  Accenture Ltd. (b)                                                                                     15             411
  Apollo Group Inc. (b) (l)                                                                               3             213
                                                                                                                        624
COMPUTERS - 6.0%
  Dell Inc. (b)                                                                                          10             359
  EMC Corp. (b)                                                                                          47             541
  International Business Machines Corp.                                                                   4             317
  Sandisk Corp. (b)                                                                                       5             134
  Sun Microsystems Inc. (b)                                                                              44             178
                                                                                                                      1,529
COSMETICS & PERSONAL CARE - 2.9%
  Avon Products Inc.                                                                                     10             437
  Estee Lauder Cos. Inc.                                                                                  7             288
                                                                                                                        725
DIVERSIFIED FINANCIAL SERVICES - 4.1%
  American Express Co.                                                                                   15             770
  Morgan Stanley                                                                                          6             281
                                                                                                                      1,051
ELECTRONICS - 1.2%
  Agilent Technologies Inc. (b)                                                                           9             183
  AU Optronics Corp.                                                                                     10             126
                                                                                                                        309
HEALTHCARE - 5.0%
  Boston Scientific Corp. (b)                                                                            13             497
  Stryker Corp.                                                                                           6             280
  Varian Medical Systems Inc. (b)                                                                        14             496
                                                                                                                      1,273
INSURANCE - 3.4%
  AFLAC Inc.                                                                                              8             306
  American International Group Inc.                                                                       8             557
                                                                                                                        863
INTERNET - 4.2%
  Amazon.Com Inc. (b)                                                                                     5             184
  Monster Worldwide Inc. (b) (l)                                                                          9             217
  Opsware Inc. (b) (l)                                                                                   25             139
  Symantec Corp. (b)                                                                                     10             526
                                                                                                                      1,066
LEISURE TIME - 0.9%
  Harley-Davidson Inc.                                                                                    4             238


MANUFACTURING - 5.6%
  General Electric Capital Corp.                                                                         34           1,143
  Tyco International Ltd.                                                                                 9             277
                                                                                                                      1,420
MEDIA - 2.0%
  Clear Channel Communications Inc.                                                                       6             176
  Comcast Corp. - Class A (b)                                                                            11             320
                                                                                                                        496
OIL & GAS PRODUCERS - 3.3%
  Amerada Hess Corp.                                                                                      3             258
  Apache Corp.                                                                                            6             286
  Noble Energy Inc.                                                                                       5             291
                                                                                                                        835
OIL & GAS SERVICES - 3.0%
  BJ Services Co.                                                                                         7             342
  Schlumberger Ltd.                                                                                       6             411
                                                                                                                        753
PHARMACEUTICALS - 8.2%
  Elan Corp. Plc - ADR (b)                                                                               14             318
  Eli Lilly & Co.                                                                                         4             240
  Gilead Sciences Inc. (b)                                                                               15             569
  ImClone Systems Inc. (b)                                                                                3             132
  Pfizer Inc.                                                                                            25             774
  Teva Pharmaceutical Industries Ltd. - ADR                                                               2              50
                                                                                                                      2,083
RETAIL - 9.8%
  Chico's FAS Inc. (b) (l)                                                                                6             188
  Gap Inc. (l)                                                                                           11             200
  Home Depot Inc.                                                                                        10             400
  Kohl's Corp. (b)                                                                                        5             260
  Staples Inc.                                                                                           17             519
  Target Corp.                                                                                           10             454
  Walgreen Co.                                                                                            5             182
  Wal-Mart Stores Inc.                                                                                    5             284
                                                                                                                      2,487
SEMICONDUCTORS - 6.0%
  ASML Holding NV - NYS (b)                                                                               9             116
  Broadcom Corp. (b)                                                                                      5             139
  Intel Corp.                                                                                            28             562
  International Rectifier Corp. (b)                                                                       7             223
  Marvell Technology Group Ltd. (b)                                                                       8             216
  Silicon Laboratories Inc. (b)                                                                           8             253
                                                                                                                      1,509
SOFTWARE - 11.6%
  Adobe Systems Inc.                                                                                      3             139
  Computer Associates International Inc. (l)                                                             12             318
  Mercury Interactive Corp. (b) (l)                                                                       7             258
  Microsoft Corp.                                                                                        47           1,295
  Navteq Corp. (b)                                                                                        6             210
  Novell Inc. (b)                                                                                        18             112
  Red Hat Inc. (b) (l)                                                                                   10             116
  SAP AG - ADR                                                                                            9             366
  Siebel Systems Inc. (b)                                                                                16             117
                                                                                                                      2,931
TELECOMMUNICATIONS EQUIPMENT - 4.3%
  Cisco Systems Inc. (b)                                                                                 36             648
  Corning Inc. (b)                                                                                       23             258
  Nortel Networks Corp. (b)                                                                              55             185
                                                                                                                      1,091
TRANSPORTATION - 1.4%
  Expeditors International of Washington Inc. (l)                                                         3             171
  FedEx Corp.                                                                                             2             180
                                                                                                                        351
WIRELESS TELECOMMUNICATIONS - 1.8%
  LM Ericsson Telephone Co. (b)                                                                          14             450

  Total Common Stocks (cost $25,296)                                                                                 24,975
OPTIONS - 0.0%
OPTIONS - 0.0%
  Emc Corp Put Option, Strike Price $11, Expiring October 2004                                            -               8

  Total Options (cost $18)                                                                                                8
SHORT TERM INVESTMENTS - 1.7%
MONEY MARKET FUNDS - 1.7%
  Dreyfus Cash Management Plus, 1.50% (a)                                                               436             436

  Total Short Term Investments (cost $436)                                                                              436
TOTAL INVESTMENTS - 100.3% (COST $25,750)                                                                            25,419
-----------------------------------------

OTHER ASSETS AND LIABILITIES, NET -  (0.3%)                                                                            (69)
-------------------------------------------

TOTAL NET ASSETS - 100%                                                                                             $25,350
-----------------------

JNL/PIMCO TOTAL RETURN BOND FUND
PREFERRED STOCKS - 0.5%
BANKS - 0.5%
  DG Funding Trust (b) (e)                                                                                -          $2,139

  Total Preferred Stocks (cost $2,097)                                                                                2,139
OPTIONS - 0.0%
OPTIONS - 0.0%
  Euro Dollar Future 90-day, Strike Price $94.75, Expiring March 2005                                     1               4

  Total Options (cost $6)                                                                                                 4
CORPORATE BONDS - 18.7%
ASSET BACKED SECURITIES - 14.0%
  Ameriquest Mortgage Securities Inc., 1.57%, 08/25/32 (g)                                             $108             108
  Amortizing Residential Collateral Trust, 1.59%, 07/25/32 (g)                                          198             198
  Amortizing Residential Collateral Trust, 1.62%, 07/25/32                                              265             265
  Bank of America Mortgage Securities, 6.50%, 09/25/33                                                  241             244
  Bank of America Mortgage Securities, 6.50%, 10/25/31                                                  675             685
  Bear Stearns Adjustable Rate Mortgage Trust, 3.86%, 11/25/30 (g)                                       22              22
  Bear Stearns Adjustable Rate Mortgage Trust, 5.29%, 10/25/32 (g)                                       36              36
  Bear Stearns Adjustable Rate Mortgage Trust, 5.38%, 02/25/33 (g)                                      275             278
  Bear Stearns Adjustable Rate Mortgage Trust, 5.64%, 02/25/33 (g)                                      113             113
  Bear Stearns Adjustable Rate Mortgage Trust, 5.15%, 04/25/33                                          517             524
  Bear Stearns Adjustable Rate Mortgage Trust, 4.80%, 01/25/34 (g)                                    1,401           1,402
  CDC Mortgage Capital Trust, 1.59%, 01/25/33 (g)                                                       192             193
  Centex Home Equity, 1.72%, 03/25/34                                                                 1,386           1,386
  Countrywide Asset-Backed Certificates, 1.53%, 06/25/31 (g)                                             21              21
  Countrywide Asset-Backed Certificates, 1.99%, 12/25/34                                              2,800           2,799
  Countrywide Home Loan Mortgage Pass Through Trust, 1.57%, 05/25/34                                  1,396           1,388
  Credit-Based Asset Servicing and Securitization, 1.62%, 06/25/32 (g)                                   86              86
  Credit-Based Asset Servicing and Securitization LLC, 1.75%, 08/25/34                                2,935           2,933
  CS First Boston Mortgage Securities Corp., 1.95%, 11/25/31 (g)                                          8               8
  CS First Boston Mortgage Securities Corp., 1.70%, 02/25/32 (g)                                         29              29
  Equity One ABS Inc., 1.58%, 11/25/32 (g)                                                              340             340
  Equity One ABS Inc., 1.73%, 07/25/34 (g)                                                            3,125           3,124
  First Nationwide Trust, 1.90%, 09/25/31 (g)                                                            14              14
  GSAMP Trust, 1.49%, 10/25/33                                                                        2,296           2,297
  HFC Home Equity Loan Asset Backed Certificates, 1.45%, 10/20/32                                     1,075           1,076
  Home Equity Mortgage Trust, 1.78%, 12/25/34                                                         2,156           2,155
  IMPAC CMB Trust, 1.55%, 04/25/34                                                                    1,039           1,036
  Indymac ARM Trust, 6.587%, 01/25/32 (g)                                                                 8               8
  Irwin Low Balance Home Equity Loan Trust, 1.675%, 06/25/21 (e) (g)                                     18              18
  Long Beach Mortgage Loan Trust, 2.24%, 03/25/33 (g)                                                 1,027           1,028
  Mcpa2 1998-px A1 Floating, 3mlib+33bps, 06/23/2010, 2.28%, 06/23/10                                   724             719
  Mellon Residential Funding Corp., 1.77%, 10/20/29 (g)                                                 780             744
  Mellon Residential Funding Corp., 1.58%, 06/15/30                                                   1,635           1,627
  Mid-State Trust, 8.33%, 04/01/30 (g)                                                                   30              33
  Morgan Stanley Capital I, 6.59%, 10/03/30                                                              25              25
  Morgan Stanley Capital I, 1.97%, 03/25/34 (g)                                                       2,326           2,326
  Nelnet Student Loan Trust, 1.92%, 04/25/11                                                          1,200           1,200
  Park Place Securities Inc., 1.94%, 10/25/34                                                         1,900           1,900
  Prime Mortgage Trust, 1.50%, 02/25/19                                                                 123             123
  Prime Mortgage Trust, 1.70%, 02/25/34                                                                 470             470
  Residential Asset Mortgage Products Inc., 1.55%, 02/25/34                                           2,676           2,673
  Residential Asset Securitization Trust, 7.13%, 07/25/31 (g)                                           104             104
  Sears Credit Account Master Trust, 1.92%, 10/16/08                                                  3,700           3,700
  Sears Credit Account Master Trust, 1.89%, 08/18/09                                                  4,000           4,004
  Sears Credit Account Master Trust, 2.14%, 11/17/09                                                  3,700           3,703
  Sequoia Mortgage Trust, 1.63%, 10/19/26 (g)                                                           577             577
  Small Business Administration Participation Certificate, 5.52%, 06/01/24                            1,900           1,979
  Small Business Administration Participation Certificates, 6.29%, 01/01/21                              72              78
  Small Business Administration Participation Certificates, 5.13%, 09/01/23                              95              98
  Structured Asset Investment Loan Trust, 1.42%, 06/25/33                                                86              86
  Structured Asset Mortgage Investments Inc., 1.61%, 09/19/32 (g)                                       757             759
  Structured Asset Securities Corp., 1.75%, 06/25/17 (g)                                                222             223
  Structured Asset Securities Corp., 1.78%, 03/25/31 (g)                                                 54              55
  Structured Asset Securities Corp., 6.072%, 02/25/32 (g)                                                14              15
  Structured Asset Securities Corp., 1.59%, 01/25/33 (g)                                                 59              59
  Structured Asset Securities Corp., 1.26%, 08/25/33                                                    212             212
  Torrens Trust, 1.50%, 07/15/31 (e) (g)                                                                 94              94
  Vendee Mortgage Trust, 6.50%, 09/15/24                                                              1,147           1,191
  Washington Mutual, 2.63%, 08/25/42 (g)                                                              2,642           2,690
  Washington Mutual MSC Mortgage Pass-Through Certificates, 5.39%, 02/25/31 (g)                         228             232
  Washington Mutual Pass-Through Certificates, 5.1595%, 10/25/32 (g)                                    206             209
  Wells Fargo Home Equity Trust, 2.00%, 09/25/34                                                        400             400
                                                                                                                     56,122
AUTO MANUFACTURERS - 0.2%
  DaimlerChrysler NA Holding Corp., 2.34%, 05/24/06                                                     900             903


BANKS - 0.2%
  Banque Centrale de Tunisie, 7.50%, 08/06/09 (e)                                                       300             425
  Fifth Third Bank, 7.75%, 08/15/10                                                                     500             519
                                                                                                                        944
CHEMICALS - 0.0%
  Dow Chemical Co., 8.04%, 07/02/05                                                                      22              23


DIVERSIFIED FINANCIAL SERVICES - 2.2%
  Atlas Reinsurance Plc, 3.95%, 01/07/05 (e) (g)                                                        750             753
  CS First Boston Mortgage Securities Corp., 2.478%, 03/25/32 (g)                                       495             495
  Ford Motor Credit Co., 3.53%, 10/25/04                                                              4,300           4,304
  Ford Motor Credit Co., 7.50%, 03/15/05                                                                300             307
  Gemstone Investors Ltd., 7.71%, 10/31/04 (e)                                                          100             100
  General Motors Acceptance Corp., 5.25%, 05/16/05                                                      200             204
  General Motors Acceptance Corp., 2.88%, 10/20/05                                                    2,100           2,116
  UFJ Finance Aruba AEC, 6.75%, 07/15/13                                                                300             333
                                                                                                                      8,612
ELECTRIC - 1.0%
  AEP Texas Central Co, 2.50%, 02/15/05                                                                 200             200
  Appalachian Power Co., 4.80%, 06/15/05                                                                700             709
  Pacific Gas & Electric Co., 2.30%, 04/03/06                                                         3,200           3,204
                                                                                                                      4,113
ELECTRONICS - 0.0%
  Parker Hannifin Employee Stock Ownership Trust, 6.34%, 07/15/08 (e)                                   109             117


PIPELINES - 0.7%
  El Paso Corp., 8.05%, 10/15/30                                                                      1,000             893
  El Paso Corp., 7.80%, 08/01/31                                                                      1,500           1,316
  El Paso Corp., 7.75%, 01/15/32                                                                        800             698
                                                                                                                      2,907
TELECOMMUNICATIONS - 0.1%
  Qwest Corp., 9.125%, 03/15/12 (e)                                                                     300             330
  Sprint Capital Corp., 6.00%, 01/15/07                                                                 100             106
                                                                                                                        436
WIRELESS TELECOMMUNICATIONS - 0.3%
  Verizon Wireless Capital LLC, 1.19%, 05/23/05 (e)                                                   1,400           1,399

  Total Corporate Bonds (cost $74,660)                                                                               75,576
GOVERNMENT SECURITIES - 42.9%
SOVEREIGN - 2.0%
  Federal Republic of Brazil, 2.5625%, 04/15/06 (g)                                                     160             160
  Federal Republic of Brazil, 11.50%, 03/12/08 (l)                                                      200             231
  Federal Republic of Brazil, 11.00%, 01/11/12                                                          680             780
  Federal Republic of Brazil, 8.00%, 04/15/14                                                           645             638
  Mexico Government International Bond, 8.125%, 12/30/19                                                500             574
  Panama Government International Bond, 8.875%, 09/30/27                                                200             210
  Peru Government International Bond, 9.875%, 02/06/15                                                  600             690
  Republic of Brazil, 2.19%, 04/15/09                                                                   153             150
  Republic of Panama, 9.375%, 07/23/12                                                                  200             227
  Republic of Panama, 9.375%, 01/16/23                                                                  200             218
  Republic of Peru, 9.125%, 02/21/12                                                                    600             672
  Republic of South Africa, 9.125%, 05/19/09                                                            100             119
  United Mexican States, 8.375%, 01/14/11                                                               200             235
  United Mexican States, 6.375%, 01/16/13                                                               250             262
  United Mexican States, 8.00%, 09/24/22                                                                800             901
  United Mexican States, 8.30%, 08/15/31                                                              1,400           1,592
  United Mexican States-Value Recovery Right, 0.00%, 06/30/05 (g)                                     6,900             140
  United Mexican States-Value Recovery Right, 0.00%, 06/30/06 (g)                                     6,886             170
  United Mexican States-Value Recovery Right, 0.00%, 06/30/07 (g)                                     4,600             100
                                                                                                                      8,069
U.S. GOVERNMENT AGENCIES - 25.6%
  Federal Home Loan Mortgage Corp., 6.00%, 03/01/16                                                      87              91
  Federal Home Loan Mortgage Corp., 6.00%, 03/01/16                                                      26              28
  Federal Home Loan Mortgage Corp., 6.00%, 03/01/16                                                      85              90
  Federal Home Loan Mortgage Corp., 6.00%, 08/01/16                                                      77              80
  Federal Home Loan Mortgage Corp., 5.00%, 09/15/16                                                     206             211
  Federal Home Loan Mortgage Corp., 5.00%, 11/01/18                                                     866             882
  Federal Home Loan Mortgage Corp., 6.25%, 08/25/22                                                     141             142
  Federal Home Loan Mortgage Corp., 7.00%, 05/15/23                                                   1,011           1,073
  Federal Home Loan Mortgage Corp., 3.579%, 07/01/27 (g)                                                  7               7
  Federal Home Loan Mortgage Corp., 1.69%, 11/15/30 (g)                                                  27              27
  Federal Home Loan Mortgage Corp., 7.50%, 03/01/32                                                     196             197
  Federal Home Loan Mortgage Corp., 6.00%, 10/01/32                                                     253             262
  Federal Home Loan Mortgage Corp., 6.00%, 10/01/32                                                     224             232
  Federal Home Loan Mortgage Corp., 6.00%, 03/01/33                                                     680             703
  Federal Home Loan Mortgage Corp., 6.00%, 08/01/33                                                     281             291
  Federal National Mortgage Association, 5.00%, TBA (c)                                               8,598           8,529
  Federal National Mortgage Association, 5.00%, TBA (c)                                              41,000          40,564
  Federal National Mortgage Association, 5.00%, TBA (c)                                              11,000          11,190
  Federal National Mortgage Association, 5.50%, TBA (c)                                              11,000          11,159
  Federal National Mortgage Association, 5.35%, 10/01/04                                              2,300           2,300
  Federal National Mortgage Association, 5.50%, 11/01/13                                                 22              22
  Federal National Mortgage Association, 6.00%, 06/01/14                                                 14              15
  Federal National Mortgage Association, 5.50%, 03/01/16                                                240             248
  Federal National Mortgage Association, 6.00%, 04/01/16                                                167             175
  Federal National Mortgage Association, 6.00%, 04/01/16                                                110             115
  Federal National Mortgage Association, 6.00%, 04/01/16                                                 96             101
  Federal National Mortgage Association, 6.00%, 05/01/16                                                101             106
  Federal National Mortgage Association, 6.00%, 06/01/16                                                 40              42
  Federal National Mortgage Association, 6.00%, 08/01/16                                                 44              46
  Federal National Mortgage Association, 6.00%, 09/01/16                                                 51              54
  Federal National Mortgage Association, 6.00%, 11/01/16                                                141             148
  Federal National Mortgage Association, 6.00%, 11/01/16                                                 70              73
  Federal National Mortgage Association, 5.50%, 12/01/16                                                155             161
  Federal National Mortgage Association, 5.50%, 12/01/16                                                114             118
  Federal National Mortgage Association, 5.50%, 12/01/16                                                 40              42
  Federal National Mortgage Association, 5.50%, 12/01/16                                                269             279
  Federal National Mortgage Association, 5.50%, 01/01/17                                                286             297
  Federal National Mortgage Association, 5.50%, 01/01/17                                                436             452
  Federal National Mortgage Association, 5.50%, 01/01/17                                                315             326
  Federal National Mortgage Association, 5.50%, 01/01/17                                                532             551
  Federal National Mortgage Association, 5.50%, 01/01/17                                                116             121
  Federal National Mortgage Association, 6.00%, 02/01/17                                                  8               9
  Federal National Mortgage Association, 6.00%, 02/01/17                                                 44              46
  Federal National Mortgage Association, 5.50%, 03/01/17                                                174             181
  Federal National Mortgage Association, 6.00%, 03/01/17                                                 35              37
  Federal National Mortgage Association, 6.00%, 03/01/17                                                125             131
  Federal National Mortgage Association, 6.00%, 03/01/17                                                 89              94
  Federal National Mortgage Association, 6.00%, 03/01/17                                                 86              90
  Federal National Mortgage Association, 6.00%, 04/01/17                                                 27              28
  Federal National Mortgage Association, 6.00%, 04/01/17                                                 12              12
  Federal National Mortgage Association, 6.00%, 04/01/17                                                149             156
  Federal National Mortgage Association, 6.00%, 04/01/17                                                137             143
  Federal National Mortgage Association, 6.00%, 04/01/17                                                 64              67
  Federal National Mortgage Association, 5.50%, 05/01/17                                                265             274
  Federal National Mortgage Association, 6.00%, 05/01/17                                                 17              18
  Federal National Mortgage Association, 6.00%, 05/01/17                                                 39              41
  Federal National Mortgage Association, 5.50%, 08/01/17                                                588             609
  Federal National Mortgage Association, 5.50%, 09/01/17                                                 67              69
  Federal National Mortgage Association, 5.50%, 09/01/17                                                 55              57
  Federal National Mortgage Association, 5.50%, 10/01/17                                                210             218
  Federal National Mortgage Association, 5.50%, 10/01/17                                                374             387
  Federal National Mortgage Association, 5.50%, 10/01/17                                                135             139
  Federal National Mortgage Association, 6.00%, 10/01/17                                                170             178
  Federal National Mortgage Association, 5.50%, 11/01/17                                                 20              20
  Federal National Mortgage Association, 5.50%, 11/01/17                                                418             432
  Federal National Mortgage Association, 5.50%, 12/01/17                                                452             468
  Federal National Mortgage Association, 5.50%, 03/01/18                                              1,274           1,318
  Federal National Mortgage Association, 5.00%, 05/01/18                                                 25              25
  Federal National Mortgage Association, 5.00%, 08/01/18                                              2,542           2,586
  Federal National Mortgage Association, 5.00%, 10/01/18                                                733             746
  Federal National Mortgage Association, 6.50%, 11/01/32                                                340             357
  Federal National Mortgage Association, 6.00%, 03/01/33                                                106             110
  Federal National Mortgage Association, 5.00%, 04/25/33                                              2,302           2,271
  Federal National Mortgage Association, 5.50%, 11/01/33                                                955             969
  Federal National Mortgage Association, 5.50%, 02/01/34                                                898             911
  Federal National Mortgage Association, 5.50%, 02/01/34                                                968             983
  Federal National Mortgage Association, 5.50%, 03/01/34                                                934             948
  Federal National Mortgage Association, 3.58%, 09/01/40 (g)                                             95              96
  Federal National Mortgage Association, 6.50%, 12/25/42                                                286             302
  Federal National Mortgage Association, 1.45%, 03/25/44                                              2,620           2,623
  FHA St. Regis Nursing Home, 7.45%, 08/01/10                                                            49              54
  Government National Mortgage Association II, 4.375%, 05/20/26 (g)                                     253             255
  Government National Mortgage Association II, 3.375%, 02/20/27 (g)                                      25              25
  Government National Mortgage Association II, 4.00%, 04/20/30 (g)                                       67              68
  Government National Mortgage Association II, 3.50%, 05/20/30 (g) (l)                                   53              54
  Government National Mortgage Association II, 2.75%, 02/20/32 (g)                                      630             631
  Government National Mortgage Association II, 3.00%, 02/20/32 (g)                                      377             379
  Resolution Fund Corp. - Principal Only, 5.20%, 10/15/20 (k)                                           400             175
  SLM Student Loan Trust, 1.90%, 03/15/11                                                             2,448           2,449
                                                                                                                    103,789
U.S. TREASURY SECURITIES - 15.3%
  U.S. Treasury Inflation Indexed Note, 2.00%, 07/15/14 (l)                                           5,225           5,341
  U.S. Treasury Note, 2.50%, 09/30/06 (l)                                                            17,300          17,260
  U.S. Treasury Note, 3.375%, 01/15/07 (l)  (m)                                                         598             639
  U.S. Treasury Note, 3.625%, 01/15/08 (l)                                                            9,145          10,029
  U.S. Treasury Note, 3.875%, 01/15/09 (l)                                                            5,428           6,111
  U.S. Treasury Note, 4.25%, 01/15/10 (l)                                                             7,768           9,015
  U.S. Treasury Note, 3.375%, 01/15/12                                                                5,440           6,164
  U.S. Treasury Note, 3.00%, 07/15/12                                                                 6,531           7,232
                                                                                                                     61,791
  Total Government Securities (cost $171,666)                                                                       173,649
MUNICIPALS - 2.2%
MUNICIPALS - 2.2%
  County of Harris Texas, 5.00%, 10/01/11                                                               700             776
  Energy Northwest Washington Electrical, 5.50%, 07/01/14                                               100             114
  La Quinta Redevelopment Agency Tax Allocation, 5.10%, 09/01/31                                        200             205
  Lower Colorado River Authority, 5.00%, 05/15/31                                                       300             304
  New York State Dormitory Authority, 5.25%, 07/01/11                                                   700             779
  Orange County Sanitation District, 5.00%, 02/01/33                                                    200             204
  State of Illinois, 5.00%, 03/01/34                                                                    200             202
  State of Washington, 5.00%, 01/01/27                                                                1,500           1,537
  State of Wisconsin, 5.00%, 05/01/12                                                                   400             444
  Sussex County Municipal Utilities Authority, 5.00%, 12/01/12                                        1,200           1,332
  Tobaco Settlement Financing Corp., 6.125%, 06/01/24                                                   500             484
  Tobaco Settlement Financing Corp., 6.75%, 06/01/39                                                  2,400           2,301
  University of Texas, 5.00%, 08/15/33                                                                  200             202

  Total Municipals (cost $8,893)                                                                                      8,884
SHORT TERM INVESTMENTS - 48.7%
COMMERCIAL PAPER - 30.2%
  Bank of Ireland, 1.59%, 10/18/04                                                                      700             699
  Bank of Ireland, 1.785%, 12/08/04 (f)                                                              10,900          10,863
  Bank of Ireland, 1.84%, 12/17/04                                                                      500             498
  Barclays US Funding, 1.77%, 10/21/04 (f)                                                           11,000          10,989
  CBA Finance, 1.485%, 10/08/04                                                                       3,000           2,999
  CBA Finance, 1.635%, 11/16/04 (f)                                                                   1,100           1,098
  CBA Finance, 1.85%, 12/20/04 (f)                                                                    7,500           7,469
  CDC Commercial Paper Corp., 1.48%, 10/05/04                                                         2,200           2,200
  CDC Commercial Paper Corp., 1.67%, 11/23/04 (f)                                                     6,100           6,085
  Danske Corp., 1.48%, 10/06/04                                                                       1,100           1,100
  Danske Corp., 1.63%, 10/25/04                                                                         100             100
  Danske Corp., 1.645%, 11/22/04                                                                      1,300           1,297
  Danske Corp., 1.725%, 12/03/04                                                                        100             100
  Dexia Delaware Inc., 1.56%, 10/25/04                                                                1,700           1,698
  DNB Nor Bank Asa, 1.85%, 12/27/04                                                                   1,800           1,792
  Fortis Funding LLC, 1.93%, 01/25/05                                                                 2,500           2,484
  General Electric Capital Corp., 1.58%, 11/01/04 (f)                                                 2,700           2,696
  General Electric Capital Corp., 1.59%, 11/08/04 (f)                                                 5,400           5,391
  General Electric Capital Corp., 1.61%, 11/16/04                                                       200             200
  General Electric Capital Corp., 1.72%, 12/02/04                                                       400             399
  General Electric Capital Corp., 1.80%, 12/14/04 (f)                                                 3,300           3,288
  HBOS Treasury Services Plc, 1.50%, 10/05/04                                                         1,800           1,800
  HBOS Treasury Services Plc, 1.53%, 10/13/04                                                           100             100
  HBOS Treasury Services Plc, 1.64%, 10/26/04 (f)                                                     3,000           2,997
  HBOS Treasury Services Plc, 1.655%, 11/19/04 (f)                                                    3,000           2,993
  HBOS Treasury Services Plc, 1.715%, 11/29/04 (f)                                                    2,200           2,194
  HBOS Treasury Services Plc, 1.72%, 12/01/04                                                           100             100
  HBOS Treasury Services Plc, 1.73%, 12/02/04                                                           100             100
  HBOS Treasury Services Plc, 1.82%, 12/14/04                                                         1,000             996
  Royal Bank of Scotland, 1.57%, 10/12/04                                                             4,200           4,198
  Royal Bank of Scotland, 1.63%, 10/25/04                                                               600             599
  Royal Bank of Scotland, 1.835%, 12/20/04 (f)                                                        7,200           7,171
  Stadshypotek AB, 1.82%, 12/14/04 (f)                                                                2,600           2,590
  Svenska Handelsbank, 1.685%, 11/22/04 (f)                                                           4,700           4,689
  Svenska Handelsbank, 1.73%, 12/02/04 (f)                                                            6,700           6,680
  Svenska Handelsbank, 1.74%, 12/03/04                                                                  100             100
  Swedbank Inc., 1.78%, 12/10/04 (f)                                                                  9,300           9,268
  UBS Finance LLC, 6.50%, 12/07/00                                                                    2,700           2,688
  UBS Finance LLC, 1.675%, 11/24/04 (f)                                                               2,200           2,194
  UBS Finance LLC, 1.69%, 11/29/04 (f)                                                                6,500           6,482
  UBS Finance LLC, 1.70%, 11/30/04                                                                      100             100
  UBS Finance LLC, 1.835%, 12/22/04                                                                     500             498
  UBS Finance LLC, 1.93%, 01/24/05                                                                      100              98
                                                                                                                    122,080
U.S. GOVERNMENT AGENCIES - 16.9%
  Federal Home Loan Bank Discount Note, 1.58%, 11/12/04                                               3,900           3,893
  Federal Home Loan Mortgage Corp. Discount Note, 1.56%, 10/25/04                                     4,700           4,695
  Federal Home Loan Mortgage Corp. Discount Note, 1.535%, 11/08/04                                    3,800           3,794
  Federal Home Loan Mortgage Corp. Discount Note, 1.58%, 11/22/04                                     3,800           3,791
  Federal Home Loan Mortgage Corp. Discount Note, 1.75%, 12/08/04                                     4,000           3,987
  Federal Home Loan Mortgage Corp. Discount Note, 1.78%, 12/14/04                                     1,600           1,594
  Federal National Mortgage Association Discount Note, 1.58%, 11/01/04                                7,500           7,490
  Federal National Mortgage Association Discount Note, 1.605%, 11/10/04                               3,900           3,893
  Federal National Mortgage Association Discount Note, 1.615%, 11/17/04                               4,400           4,391
  Federal National Mortgage Association Discount Note, 1.68%, 11/24/04                                3,200           3,192
  Federal National Mortgage Association Discount Note, 1.70%, 12/01/04                               20,000          19,942
  Federal National Mortgage Association Discount Note, 1.765%, 12/08/04 (f)                           7,800           7,774
                                                                                                                     68,436
U.S. TREASURY BILLS - 1.6%
  U.S. Treasury Bill, 1.575%, 12/02/04 (m)                                                            1,275           1,272
  U.S. Treasury Bill, 1.63%, 12/16/04 (m)                                                             1,975           1,968
  U.S. Treasury Bill, 1.32%, 10/07/04                                                                 3,400           3,398
                                                                                                                      6,638

  Total Short Term Investments (cost $197,154)                                                                      197,154
TOTAL INVESTMENTS - 113.0% (COST $454,476)                                                                          457,406
------------------------------------------

OTHER ASSETS AND LIABILITIES, NET -  (13.0%)                                                                       (52,232)
--------------------------------------------

TOTAL NET ASSETS - 100%                                                                                            $405,175
-----------------------

JNL/PPM AMERICA BALANCED FUND
COMMON STOCKS - 59.4%
AEROSPACE & DEFENSE - 1.0%
  United Technologies Corp.                                                                              36          $3,334


APPAREL - 2.2%
  Liz Claiborne Inc.                                                                                     85           3,187
  V.F. Corp.                                                                                             82           4,030
                                                                                                                      7,217
AUTO MANUFACTURERS - 1.8%
  Ford Motor Co. (l)                                                                                    222           3,118
  General Motors Corp. (l)                                                                               71           2,999
                                                                                                                      6,117
AUTO PARTS & EQUIPMENT - 0.9%
  Delphi Corp.                                                                                          320           2,972


BANKS - 4.4%
  Bank of America Corp.                                                                                 109           4,732
  Banknorth Group Inc.                                                                                   59           2,079
  Wachovia Corp.                                                                                         87           4,066
  Wells Fargo & Co.                                                                                      66           3,953
                                                                                                                     14,830
BUILDING MATERIALS - 1.1%
  Masco Corp.                                                                                           111           3,840


CHEMICALS - 3.0%
  Ashland Inc.                                                                                           73           4,094
  PPG Industries Inc.                                                                                    40           2,427
  Sherwin-Williams Co.                                                                                   81           3,578
                                                                                                                     10,099
COMPUTERS - 2.3%
  Computer Sciences Corp. (b)                                                                            65           3,043
  Hewlett-Packard Co.                                                                                   255           4,783
                                                                                                                      7,826
DIVERSIFIED FINANCIAL SERVICES - 3.9%
  Citigroup Inc.                                                                                        110           4,862
  Fannie Mae                                                                                             65           4,089
  JPMorgan Chase & Co.                                                                                  111           4,402
                                                                                                                     13,353
ELECTRIC - 2.4%
  Dominion Resources Inc.                                                                                61           3,954
  FirstEnergy Corp.                                                                                     101           4,145
                                                                                                                      8,099
FOOD - 2.0%
  Kroger Co. (b)                                                                                        246           3,818
  Sara Lee Corp.                                                                                        133           3,033
                                                                                                                      6,851
FOREST PRODUCTS & PAPER - 0.9%
  MeadWestvaco Corp.                                                                                     99           3,158


HEALTHCARE - 2.3%
  HCA Inc.                                                                                              101           3,838
  WellPoint Health Networks Inc. (b)                                                                     38           4,035
                                                                                                                      7,873
HOME FURNISHINGS - 0.8%
  Maytag Corp.                                                                                          146           2,689


HOUSEHOLD PRODUCTS - 1.1%
  Fortune Brands Inc.                                                                                    52           3,882


INSURANCE - 5.8%
  American International Group Inc.                                                                      61           4,113
  Cigna Corp.                                                                                            41           2,834
  Hartford Financial Services Group Inc.                                                                 72           4,447
  Lincoln National Corp.                                                                                 88           4,136
  Radian Group Inc.                                                                                      88           4,045
                                                                                                                     19,575
IRON & STEEL - 1.1%
  Nucor Corp.                                                                                            41           3,719


LEISURE TIME - 1.0%
  Brunswick Corp.                                                                                        76           3,487


MANUFACTURING - 1.9%
  Cooper Industries Ltd. - Class A                                                                       51           2,985
  General Electric Capital Corp.                                                                        108           3,627
                                                                                                                      6,612
OIL & GAS PRODUCERS - 5.0%
  ChevronTexaco Corp.                                                                                    87           4,667
  ConocoPhillips                                                                                         53           4,416
  Kerr-McGee Corp.                                                                                       54           3,092
  Occidental Petroleum Corp.                                                                             85           4,731
                                                                                                                     16,906
PHARMACEUTICALS - 1.8%
  AmerisourceBergen Corp. (l)                                                                            57           3,040
  Merck & Co. Inc.                                                                                       91           3,013
                                                                                                                      6,053
RETAIL - 3.3%
  Federated Department Stores Inc.                                                                       83           3,753
  Home Depot Inc.                                                                                        77           3,014
  Sears Roebuck & Co.                                                                                   108           4,288
                                                                                                                     11,055
SAVINGS & LOANS - 2.3%
  Sovereign Bancorp. Inc.                                                                               184           4,019
  Washington Mutual Inc.                                                                                 99           3,865
                                                                                                                      7,884
TELECOMMUNICATIONS - 3.9%
  BellSouth Corp.                                                                                       108           2,929
  SBC Communications Inc.                                                                               144           3,747
  Sprint Corp. - FON Group                                                                              152           3,068
  Verizon Communications Inc.                                                                            88           3,473
                                                                                                                     13,217
TOBACCO - 1.3%
  Altria Group Inc.                                                                                      94           4,441


TRANSPORTATION - 1.9%
  Burlington Northern Santa Fe Corp.                                                                    107           4,080
  CSX Corp.                                                                                              72           2,374
                                                                                                                      6,454
  Total Common Stocks (cost $165,048)                                                                               201,543
CORPORATE BONDS - 16.2%
AEROSPACE & DEFENSE - 0.1%
  Raytheon Co, 6.75%, 08/15/07                                                                         $250             273


ASSET BACKED SECURITIES - 5.1%
  AmeriCredit Automobile Receivables Trust, 4.46%, 04/12/09                                             570             582
  AmeriCredit Automobile Receivables Trust, 3.10%, 11/06/09                                             500             501
  Bank of America Commercial Mortgage, 5.676%, 06/11/35                                                 500             529
  Bank of America Commercial Mortgage, 5.46%, 04/11/37 (g)                                              500             532
  Bank of America Commercial Mortgage, 5.118%, 07/11/43                                                 750             780
  Bank One Issuance Trust, 4.77%, 02/16/16                                                              500             489
  BMW Vehicle Owner Trust, 3.52%, 10/25/10                                                            1,000           1,004
  Capital One Master Trust, 4.50%, 06/15/11                                                             500             513
  Capital One Multi-Asset Execution Trust, 3.40%, 11/16/09                                              480             477
  Commercial Mortgage Acceptance Corp., 7.63%, 06/15/31 (g)                                             500             573
  CS First Boston Mortgage Securities Corp., 6.133%, 04/15/37                                           500             549
  Discover Card Master Trust I, 3.45%, 04/16/09                                                       1,000           1,006
  GE Capital Commercial Mortgage Corp., 6.03%, 08/11/33 (g)                                           1,000           1,074
  Harley-Davidson Motorcycle Trust, 1.89%, 02/15/11                                                     597             591
  Harley-Davidson Motorcycle Trust, 2.00%, 11/15/11                                                     383             378
  JPMorgan Commercial Mortgage Finance Corp., 6.613%, 01/15/30                                        1,000           1,082
  JPMorgan Commercial Mortgage Finance Corp., 6.507%, 10/15/35 (g)                                    1,000           1,097
  MBNA Credit Master Note Trust, 6.55%, 12/15/08                                                        500             527
  MBNA Master Credit Card Trust USA, 6.65%, 08/15/11 (e)                                                500             546
  Midland Realty Acceptance Corp., 7.636%, 01/25/29                                                     500             546
  Morgan Stanley Dean Witter Capital, 5.98%, 01/15/39                                                   560             613
  PNC Mortgage Acceptance Corp., 6.36%, 03/12/34                                                      1,000           1,109
  Standard Credit Card Master Trust, 7.50%, 04/07/08                                                  1,000           1,065
  WFS Financial Owner Trust, 2.73%, 05/20/11                                                            702             699
  World Omni Auto Receivables Trust, 2.20%, 01/15/08                                                    500             498
                                                                                                                     17,360
AUTO MANUFACTURERS - 0.6%
  American Honda Finance Corp., 4.50%, 05/26/09 (e)                                                     500             512
  DaimlerChrysler NA Holding Corp., 4.75%, 01/15/08                                                     500             515
  General Motors Corp, 7.20%, 01/15/11 (l)                                                              850             900
                                                                                                                      1,927
BANKS - 0.8%
  Bank of America Corp, 7.40%, 01/15/11                                                                 750             874
  Popular North America Inc., 3.875%, 10/01/08                                                          500             500
  Wachovia Corp., 3.625%, 02/17/09                                                                      750             744
  Wachovia Corp., 5.25%, 08/01/14                                                                       500             511
                                                                                                                      2,629
BEVERAGES - 0.3%
  Diageo Capital Plc, 3.50%, 11/19/07 (l)                                                             1,000           1,002


COMMERCIAL SERVICES - 0.5%
  Aramark Services Inc., 7.00%, 07/15/06                                                              1,000           1,062
  PHH Corp., 6.00%, 03/01/08                                                                            500             537
                                                                                                                      1,599
COMPUTERS - 0.3%
  Computer Sciences Corp., 6.75%, 06/15/06                                                              500             531
  Hewlett-Packard Co., 5.50%, 07/01/07                                                                  500             529
                                                                                                                      1,060
COSMETICS & PERSONAL CARE - 0.2%
  Procter & Gamble Co., 5.80%, 08/15/34                                                                 500             523


DIVERSIFIED FINANCIAL SERVICES - 3.0%
  Boeing Capital Corp., 6.50%, 02/15/12                                                                 500             560
  CIT Group Inc., 7.375%, 04/02/07                                                                      500             548
  Citigroup Inc., 3.50%, 02/01/08                                                                       250             251
  Citigroup Inc., 6.00%, 02/21/12 (l)                                                                   500             550
  Countrywide Home Loans Inc., 5.50%, 08/01/06                                                        1,000           1,043
  Ford Motor Credit Co., 6.50%, 01/25/07                                                                700             741
  Ford Motor Credit Co., 7.00%, 10/01/13 (l)                                                            250             264
  GATX Financial Corp, 6.875%, 12/15/06                                                                 100             106
  General Electric Capital Corp., 5.875%, 02/15/12                                                    1,000           1,086
  General Electric Capital Corp., 6.75%, 03/15/32                                                       500             575
  Goldman Sachs Group Inc., 4.125%, 01/15/08                                                            500             510
  Goldman Sachs Group Inc., 6.125%, 02/15/33                                                            500             502
  Household Finance Corp, 7.35%, 11/27/32                                                               500             596
  Household Finance Corp., 6.375%, 11/27/12                                                             500             554
  JPMorgan Chase & Co., 6.625%, 03/15/12                                                                500             561
  Lehman Brothers Holdings Inc., 6.625%, 01/18/12                                                       300             336
  Merrill Lynch & Co Inc., 4.50%, 11/04/10                                                              750             757
  Morgan Stanley Dean Witter & Co., 5.80%, 04/01/07 (l)                                                 500             531
                                                                                                                     10,071
ELECTRIC - 0.6%
  Centerpoint Energy Inc., 5.875%, 06/01/08 (l)                                                         300             313
  Centerpoint Energy Inc., 6.95%, 03/15/33                                                              400             457
  DTE Energy Co, 6.45%, 06/01/06                                                                        500             526
  FirstEnergy Corp., 6.45%, 11/15/11                                                                    300             327
  PSEG Power LLC, 7.75%, 04/15/11                                                                       500             583
                                                                                                                      2,206
FOOD - 0.4%
  General Mills Inc., 6.00%, 02/15/12                                                                   500             539
  Kraft Foods Inc., 6.50%, 11/01/31                                                                     350             377
  Safeway Inc., 6.50%, 03/01/11 (l)                                                                     500             546
                                                                                                                      1,462
FOREST PRODUCTS & PAPER - 0.2%
  Abitibi-Consolidated Inc., 6.95%, 04/01/08                                                            300             306
  Weyerhaeuser Co., 7.125%, 07/15/23                                                                    350             387
                                                                                                                        693
HOME BUILDERS - 0.1%
  Pulte Homes Inc., 6.375%, 05/15/33                                                                    450             442


INSURANCE - 0.3%
  ASIF Global Financing Corp., 4.90%, 01/17/13 (e)                                                      500             508
  Metlife Inc., 6.50%, 12/15/32 (l)                                                                     350             376
                                                                                                                        884
LEISURE TIME - 0.1%
  Royal Caribbean Cruises Ltd., 8.75%, 02/02/11                                                         300             350


LODGING - 0.2%
  Hilton Hotels Corp., 8.25%, 02/15/11 (l)                                                              300             354
  MGM Mirage, 8.50%, 09/15/10                                                                           300             341
                                                                                                                        695
MANUFACTURING - 0.1%
  Tyco International Group SA, 6.375%, 10/15/11                                                         300             332


MEDIA - 0.8%
  Comcast Cable Communications, 7.125%, 06/15/13 (l)                                                    500             566
  Comcast Corp., 5.85%, 01/15/10                                                                        200             213
  Echostar DBS Corp., 5.75%, 10/01/08                                                                   300             302
  Liberty Media Corp., 8.25%, 02/01/30 (l)                                                              500             555
  Rogers Cable Inc., 6.25%, 06/15/13                                                                    300             294
  Viacom Inc., 7.70%, 07/30/10 (l)                                                                      225             262
  Walt Disney Co, 5.375%, 06/01/07                                                                      400             417
                                                                                                                      2,609
MINING - 0.2%
  Codelco Inc., 5.50%, 10/15/13 (e)                                                                     500             521
  Noranda Inc., 7.25%, 07/15/12 (l)                                                                     250             287
                                                                                                                        808
OIL & GAS PRODUCERS - 0.1%
  ConocoPhillips, 3.625%, 10/15/07 (l)                                                                  500             505


PHARMACEUTICALS - 0.5%
  Bristol-Myers Squibb Co., 4.75%, 10/01/06                                                           1,000           1,033
  Medco Health Solutions Inc., 7.25%, 08/15/13                                                          500             558
                                                                                                                      1,591
REAL ESTATE - 0.2%
  EOP Operating LP, 7.75%, 11/15/07                                                                     750             837


RETAIL - 0.2%
  Target Corp., 5.375%, 06/15/09 (l)                                                                    500             533


SAVINGS & LOANS - 0.2%
  Washington Mutual Inc., 5.625%, 01/15/07                                                              500             526


TELECOMMUNICATIONS - 0.5%
  Sprint Capital Corp., 6.125%, 11/15/08                                                                125             135
  Sprint Captial Corp., 8.375%, 03/15/12                                                                450             545
  Verizon Global Funding Corp., 6.125%, 06/15/07 (l)                                                    500             536
  Verizon Global Funding Corp., 7.75%, 12/01/30                                                         500             598
                                                                                                                      1,814
TOBACCO - 0.2%
  Imperial Tobacco Overseas BV, 7.125%, 04/01/09                                                        750             835


WIRELESS TELECOMMUNICATIONS - 0.4%
  AT&T Wireless Services Inc., 7.875%, 03/01/11                                                         750             889
  Vodafone Group Plc, 5.375%, 01/30/15 (l)                                                              500             517
                                                                                                                      1,406
  Total Corporate Bonds (cost $54,310)                                                                               54,972
GOVERNMENT SECURITIES - 23.5%
U.S. GOVERNMENT AGENCIES - 17.1%
  Federal Home Loan Mortgage Corp., 2.75%, 11/15/06 (l)                                               5,490           5,472
  Federal Home Loan Mortgage Corp., 5.50%, 09/15/11                                                   1,293           1,393
  Federal Home Loan Mortgage Corp., 5.50%, 10/01/16                                                     592             613
  Federal Home Loan Mortgage Corp., 6.00%, 04/01/17                                                     420             440
  Federal Home Loan Mortgage Corp., 6.50%, 11/01/17                                                     183             194
  Federal Home Loan Mortgage Corp., 5.00%, 01/01/18                                                     178             181
  Federal Home Loan Mortgage Corp., 5.50%, 01/01/18                                                       2               2
  Federal Home Loan Mortgage Corp., 5.00%, 04/01/18                                                     233             237
  Federal Home Loan Mortgage Corp., 4.50%, 05/01/18                                                     237             236
  Federal Home Loan Mortgage Corp., 5.00%, 05/01/18                                                     340             346
  Federal Home Loan Mortgage Corp., 4.50%, 09/01/18                                                     265             265
  Federal Home Loan Mortgage Corp., 4.50%, 11/01/18                                                     182             182
  Federal Home Loan Mortgage Corp., 4.50%, 11/01/18                                                     359             358
  Federal Home Loan Mortgage Corp., 5.50%, 11/01/18                                                     243             252
  Federal Home Loan Mortgage Corp., 5.50%, 01/01/19                                                     704             728
  Federal Home Loan Mortgage Corp., 4.50%, 03/01/19                                                   1,758           1,754
  Federal Home Loan Mortgage Corp., 7.00%, 11/01/30                                                     455             483
  Federal Home Loan Mortgage Corp., 7.00%, 02/01/31                                                     136             144
  Federal Home Loan Mortgage Corp., 7.00%, 06/01/31                                                     148             157
  Federal Home Loan Mortgage Corp., 7.00%, 10/01/32                                                     344             365
  Federal Home Loan Mortgage Corp., 5.50%, 03/01/33                                                   1,490           1,514
  Federal Home Loan Mortgage Corp., 4.50%, 06/01/33                                                     234             226
  Federal Home Loan Mortgage Corp., 5.50%, 06/01/33                                                     322             327
  Federal Home Loan Mortgage Corp., 5.00%, 08/01/33                                                   1,510           1,500
  Federal Home Loan Mortgage Corp., 6.50%, 09/01/33                                                     244             256
  Federal Home Loan Mortgage Corp., 6.00%, 10/01/33                                                   2,059           2,130
  Federal Home Loan Mortgage Corp., 5.00%, 05/01/34                                                   1,520           1,507
  Federal Home Loan Mortgage Corp., 5.50%, 05/01/34                                                     196             199
  Federal Home Loan Mortgage Corp., 5.00%, 09/01/34                                                     565             560
  Federal National Mortgage Association, 6.25%, 02/01/11 (l)                                          1,627           1,796
  Federal National Mortgage Association, 5.50%, 07/18/12 (l)                                          2,319           2,361
  Federal National Mortgage Association, 6.00%, 09/01/17                                                557             584
  Federal National Mortgage Association, 5.00%, 10/01/17                                                438             446
  Federal National Mortgage Association, 5.00%, 11/01/17                                                192             195
  Federal National Mortgage Association, 6.00%, 01/01/18                                                115             121
  Federal National Mortgage Association, 5.00%, 02/01/18                                                837             851
  Federal National Mortgage Association, 4.50%, 07/01/18                                              1,763           1,762
  Federal National Mortgage Association, 5.50%, 09/01/18                                                504             522
  Federal National Mortgage Association, 5.00%, 12/01/18                                              1,131           1,150
  Federal National Mortgage Association, 5.50%, 12/01/18                                                230             238
  Federal National Mortgage Association, 6.50%, 08/01/28                                                 38              40
  Federal National Mortgage Association, 6.50%, 11/01/28                                                 81              85
  Federal National Mortgage Association, 6.50%, 12/01/28                                                105             110
  Federal National Mortgage Association, 6.00%, 03/01/29                                                473             491
  Federal National Mortgage Association, 7.50%, 09/01/29                                                166             178
  Federal National Mortgage Association, 7.125%, 01/15/30 (l)                                           810             998
  Federal National Mortgage Association, 6.50%, 01/01/32                                                838             880
  Federal National Mortgage Association, 6.50%, 07/01/32                                              1,111           1,167
  Federal National Mortgage Association, 6.50%, 09/01/32                                                208             219
  Federal National Mortgage Association, 6.50%, 09/01/32                                                440             462
  Federal National Mortgage Association, 6.50%, 09/01/32                                                462             485
  Federal National Mortgage Association, 6.00%, 10/01/32                                                496             514
  Federal National Mortgage Association, 6.50%, 03/01/33                                                463             486
  Federal National Mortgage Association, 5.00%, 09/01/33                                              4,111           4,078
  Federal National Mortgage Association, 7.00%, 10/01/33                                              1,559           1,653
  Federal National Mortgage Association, 4.50%, 11/01/33                                                277             267
  Federal National Mortgage Association, 5.50%, 11/01/33                                              2,160           2,191
  Federal National Mortgage Association, 4.50%, 12/01/33                                                504             486
  Federal National Mortgage Association, 5.50%, 12/01/33                                              1,187           1,205
  Federal National Mortgage Association, 6.00%, 12/01/33                                                273             283
  Federal National Mortgage Association, 5.50%, 03/01/34                                                775             786
  Federal National Mortgage Association, 5.00%, 04/01/34                                              1,138           1,127
  Federal National Mortgage Association, 5.50%, 04/01/34                                              3,068           3,112
  Federal National Mortgage Association, 5.50%, 05/01/34                                                246             250
  Federal National Mortgage Association, 6.00%, 06/01/34                                                558             578
  Government National Mortgage Association, 6.50%, 04/15/26                                             152             161
  Government National Mortgage Association, 7.00%, 06/15/28                                              89              95
  Government National Mortgage Association, 7.50%, 04/15/29                                              77              83
  Government National Mortgage Association, 7.00%, 07/15/29                                             127             136
  Government National Mortgage Association, 5.50%, 11/15/32                                             401             409
  Government National Mortgage Association, 6.00%, 11/15/32                                             276             287
  Government National Mortgage Association, 6.00%, 03/15/33                                             167             173
  Government National Mortgage Association, 5.50%, 05/15/33                                             309             315
  Government National Mortgage Association, 5.00%, 10/15/33                                             506             504
  Government National Mortgage Association, 6.00%, 10/20/33                                             541             561
  Government National Mortgage Association, 6.00%, 04/15/34                                             298             311
  Government National Mortgage Association II, 5.50%, 05/20/33                                          514             523
  Government National Mortgage Association II, 5.00%, 06/20/33                                          213             213
                                                                                                                     57,949
U.S. TREASURY SECURITIES - 6.4%
  U.S. Treasury Bond, 7.50%, 11/15/16 (l)                                                             5,327           6,846
  U.S. Treasury Bond, 6.50%, 11/15/26 (l)                                                             3,018           3,649
  U.S. Treasury Note, 2.375%, 08/15/06 (l)                                                           11,217          11,181
                                                                                                                     21,676
  Total Government Securities (cost $78,846)                                                                         79,625
SHORT TERM INVESTMENTS - 0.5%
MONEY MARKET FUNDS - 0.5%
  Dreyfus Cash Management Plus, 1.50% (a)                                                             1,846           1,846

  Total Short Term Investments (cost $1,846)                                                                          1,846
TOTAL INVESTMENTS - 99.6% (COST $300,050)                                                                           337,986
-----------------------------------------

OTHER ASSETS AND LIABILITIES, NET - 0.4%                                                                              1,512
----------------------------------------

TOTAL NET ASSETS - 100%                                                                                            $339,498
-----------------------

JNL/PPM AMERICA HIGH YIELD BOND FUND
COMMON STOCKS - 0.0%
MACHINERY - 0.0%
  Terex Corp. (b)                                                                                         -             $11

  Total Common Stocks (cost $1)                                                                                          11
WARRANTS - 0.0%
TELECOMMUNICATIONS - 0.0%
  AT&T Canada Inc., No Strike Price, Expiring 08/15/07                                                    1              25
  Minorplanet Systems USA Inc., Strike Price $240.625, Expiring 09/15/05                                  2               -
                                                                                                                         25
  Total Warrants (cost $5)                                                                                               25
CORPORATE BONDS - 91.6%
ADVERTISING - 0.8%
  R.H. Donnelley Finance Corp. I, 8.875%, 12/15/10 (e) (l)                                             $550             622
  R.H. Donnelley Finance Corp. I, 10.875%, 12/15/12 (e) (l)                                           1,000           1,213
  Vertis Inc, 9.75%, 04/01/09 (l)                                                                       500             537
                                                                                                                      2,372
AEROSPACE & DEFENSE - 1.2%
  Alliant Techsystems Inc., 8.50%, 05/15/11                                                             500             545
  BE Aerospace Inc., 9.50%, 11/01/08 (l)                                                                550             569
  BE Aerospace Inc., 8.50%, 10/01/10                                                                    500             545
  L-3 Communications Corp, 6.125%, 07/15/13                                                           1,000           1,013
  L-3 Communications Corp., 7.625%, 06/15/12                                                            500             550
  Sequa Corp., 8.875%, 04/01/08                                                                         196             212
                                                                                                                      3,434
AIRLINES - 0.6%
  American Airlines Inc., 7.377%, 05/23/19                                                              878             528
  Continental Airlines Inc., 7.875%, 07/02/18                                                           500             470
  United AirLines Inc., 6.201%, 09/01/08                                                                998             830
                                                                                                                      1,828
ALTERNATIVE ENERGY - 0.2%
  Salton SEA Funding, 8.30%, 05/30/11                                                                   641             709


AUTO PARTS & EQUIPMENT - 3.3%
  ArvinMeritor Inc., 8.75%, 03/01/12 (l)                                                              2,000           2,215
  Collins & Aikman Products, 10.75%, 12/31/11 (l)                                                       350             350
  Dana Corp., 10.125%, 03/15/10 (l)                                                                     455             516
  Dana Corp., 9.00%, 08/15/11 (l)                                                                     1,500           1,811
  TRW Automotive Inc, 9.375%, 02/15/13                                                                  446             510
  TRW Automotive Inc., 11.00%, 02/15/13 (l)                                                           1,650           1,964
  Visteon Corp., 8.25%, 08/01/10 (l)                                                                  2,000           2,105
                                                                                                                      9,471
BEVERAGES - 0.2%
  Constellation Brands Inc., 8.125%, 01/15/12 (l)                                                       500             549


CHEMICALS - 6.2%
  Equistar Chemicals LP, 10.125%, 09/01/08 (l)                                                        1,000           1,128
  Equistar Chemicals LP, 10.625%, 05/01/11                                                            2,000           2,280
  FMC Corp., 10.25%, 11/01/09                                                                           500             584
  Huntsman International LLC, 9.875%, 03/01/09 (l)                                                    2,500           2,756
  IMC Global Inc., 10.875%, 06/01/08                                                                    500             606
  Johnsondiversey Inc., 9.625%, 05/15/12                                                              1,000           1,120
  Lyondell Chemical Co., 9.875%, 05/01/07 (l)                                                         1,200           1,268
  Lyondell Chemical Co., 9.50%, 12/15/08 (l)                                                            600             655
  Lyondell Chemical Co., 10.50%, 06/01/13 (l)                                                         1,700           1,964
  Millennium America Inc., 7.00%, 11/15/06 (l)                                                          750             778
  Millennium America Inc., 9.25%, 06/15/08 (l)                                                          500             551
  Nalco Co., 8.875%, 11/15/13 (l)                                                                     2,000           2,150
  Nova Chemicals Corp., 6.50%, 01/15/12 (l)                                                           1,000           1,033
  PolyOne Corp., 10.625%, 05/15/10 (l)                                                                  400             438
  Union Carbide Chemical & Plastics Co Inc., 7.875%, 04/01/23 (l)                                       200             195
  Union Carbide Corp, 6.70%, 04/01/09 (l)                                                               100             100
  Union Carbide Corp, 6.79%, 06/01/25 (l)                                                               100             100
                                                                                                                     17,706
COMMERCIAL SERVICES - 1.3%
  Mail-Well I Corp., 9.625%, 03/15/12                                                                   500             550
  Service Corp. International, 7.70%, 04/15/09                                                          300             323
  Service Corp. International, 7.70%, 04/15/09 (l)                                                      200             216
  United Rentals North America Inc., 6.50%, 02/15/12                                                    550             529
  United Rentals North America Inc., 7.75%, 11/15/13 (l)                                              1,000             938
  United Rentals North America Inc., 7.00%, 02/15/14 (l)                                                300             266
  Williams Scotsman Inc., 9.875%, 06/01/07 (l)                                                          800             766
  Williams Scotsman Inc., 10.00%, 08/15/08                                                              200             214
                                                                                                                      3,802
COMPUTERS - 0.6%
  Electronic Data Systems Corp., 7.125%, 10/15/09 (l)                                                   300             322
  Electronic Data Systems Corp., 6.50%, 08/01/13 (l)                                                    450             454
  Unisys Corp., 7.25%, 01/15/05                                                                         370             374
  Unisys Corp., 8.125%, 06/01/06                                                                        630             672
                                                                                                                      1,822
DISTRIBUTION & WHOLESALE - 0.5%
  Aviall Inc., 7.625%, 07/01/11                                                                         175             189
  National Waterworks Inc., 10.50%, 12/01/12                                                          1,000           1,135
                                                                                                                      1,324
DIVERSIFIED FINANCIAL SERVICES - 1.1%
  Case Credit Corp., 6.75%, 10/21/07 (l)                                                                250             256
  Couche-Tard US LP, 7.50%, 12/15/13                                                                    500             533
  Global Cash Access LLC, 8.75%, 03/15/12 (e)                                                           500             530
  KRATON Polymers LLC, 8.125%, 01/15/14 (e) (l)                                                         500             490
  Universal City Development Partners, 11.75%, 04/01/10                                               1,135           1,322
                                                                                                                      3,131
ELECTRIC - 7.6%
  AES Corp., 9.50%, 06/01/09 (l)                                                                      2,700           3,017
  AES Corp., 9.00%, 05/15/15 (e)                                                                        550             620
  AES Eastern Energy LP, 9.00%, 01/02/17                                                                621             699
  Centerpoint Energy Inc., 6.85%, 06/01/15 (l)                                                        2,000           2,162
  CMS Energy Corp., 8.50%, 04/15/11 (l)                                                               1,000           1,090
  Edison Mission Energy, 10.00%, 08/15/08 (l)                                                           200             234
  Edison Mission Energy Corp., 9.875%, 04/15/11 (l)                                                     250             291
  Empresa Nacional de Electricidad SA, 8.50%, 04/01/09                                                  500             564
  Empresa Nacional de Electricidad SA, 8.35%, 08/01/13                                                  500             558
  FirstEnergy Corp., 6.45%, 11/15/11                                                                  1,500           1,636
  Homer City Funding LLC, 8.734%, 10/01/26                                                              100             112
  Midwest Generation LLC, 8.56%, 01/02/16                                                               350             368
  Mission Energy Holding Co., 13.50%, 07/15/08                                                          300             380
  Nevada Power Co., 8.25%, 06/01/11                                                                   1,000           1,120
  Nevada Power Co., 9.00%, 08/15/13                                                                     500             575
  NRG Energy Inc, 8.00%, 12/15/13 (e)                                                                 2,000           2,143
  Orion Power Holdings Inc., 12.00%, 05/01/10                                                           500             625
  PSEG Energy Holdings LLC, 10.00%, 10/01/09 (l)                                                      1,000           1,183
  PSEG Energy Holdings LLC, 8.50%, 06/15/11 (l)                                                       1,500           1,691
  Reliant Energy Inc., 9.50%, 07/15/13 (l)                                                              500             543
  Sithe/Independence Funding, 9.00%, 12/30/13                                                         1,000           1,134
  TECO Energy Inc., 7.50%, 06/15/10                                                                     100             108
  TECO Energy Inc., 7.00%, 05/01/12                                                                     900             942
                                                                                                                     21,795
ELECTRONICS - 0.6%
  Fisher Scientific International, 8.00%, 09/01/13                                                      500             560
  Sanmina-SCI Corp., 10.375%, 01/15/10                                                                1,000           1,144
                                                                                                                      1,704
ENTERTAINMENT - 2.5%
  Alliance Atlantis Communications Inc., 13.00%, 12/15/09                                             2,065           2,233
  Argosy Gaming Co., 9.00%, 09/01/11                                                                  1,000           1,123
  Capitol Records Inc., 8.375%, 08/15/09 (e) (l)                                                        300             335
  Cinemark USA Inc., 9.00%, 02/01/13 (l)                                                              1,000           1,117
  Six Flags Inc., 9.50%, 02/01/09 (l)                                                                 1,000             977
  Six Flags Inc., 8.875%, 02/01/10 (l)                                                                  200             187
  Steinway Musical Instruments, 8.75%, 04/15/11                                                       1,000           1,090
                                                                                                                      7,062
ENVIRONMENTAL CONTROL - 1.3%
  Allied Waste North America, 5.75%, 02/15/11                                                           450             428
  Allied Waste North America, 7.875%, 04/15/13 (l)                                                    1,500           1,583
  Allied Waste North America, 6.125%, 02/15/14 (l)                                                      800             745
  IESI Corp., 10.25%, 06/15/12                                                                        1,000           1,080
                                                                                                                      3,836
FOOD - 3.7%
  Ahold Finance USA Inc., 8.25%, 07/15/10                                                             1,000           1,128
  B&G Foods Inc., 9.625%, 08/01/07                                                                      500             511
  Del Monte Corp, 8.625%, 12/15/12                                                                    2,000           2,225
  Del Monte Corp., 9.25%, 05/15/11                                                                    1,000           1,100
  Delhaize America Inc., 8.125%, 04/15/11                                                             1,500           1,713
  Delhaize America Inc., 9.00%, 04/15/31                                                                200             241
  Dole Food Co., Inc., 8.875%, 03/15/11                                                                 600             653
  Pinnacle Foods Holding Corp, 8.25%, 12/01/13 (e)                                                    1,000             943
  Smithfield Foods Inc., 8.00%, 10/15/09                                                                500             550
  Smithfield Foods Inc., 7.75%, 05/15/13                                                                500             542
  Stater Brothers Holdings Inc., 8.125%, 06/15/12 (e) (l)                                             1,000           1,047
                                                                                                                     10,653
FOREST PRODUCTS & PAPER - 4.3%
  Abitibi-Consolidated Inc., 8.55%, 08/01/10                                                          3,000           3,218
  Abitibi-Consolidated Inc., 8.85%, 08/01/30                                                            500             495
  Cascades Inc., 7.25%, 02/15/13                                                                        500             524
  Fort James Corp., 6.875%, 09/15/07                                                                  1,000           1,065
  Georgia-Pacific Corp., 8.125%, 05/15/11 (l)                                                         1,000           1,155
  Georgia-Pacific Corp., 9.375%, 02/01/13                                                             1,000           1,178
  Georgia-Pacific Corp., 8.875%, 05/15/31                                                               500             606
  Millar Western Forest Products Ltd., 7.75%, 11/15/13                                                  350             368
  Norske Skog Canada Ltd., 8.625%, 06/15/11                                                           1,475           1,600
  Tembec Industries Inc., 8.625%, 06/30/09 (l)                                                           43              44
  Tembec Industries Inc., 8.50%, 02/01/11 (l)                                                         1,957           2,044
                                                                                                                     12,297
HEALTHCARE - 3.6%
  Ardent Health Services Inc., 10.00%, 08/15/13                                                       1,400           1,435
  Coventry Health Care Inc., 8.125%, 02/15/12                                                           483             536
  HCA Inc., 6.25%, 02/15/13                                                                           1,700           1,752
  HCA Inc., 7.69%, 06/15/25                                                                           1,350           1,431
  HCA Inc., 7.50%, 11/06/33                                                                             500             525
  IASIS Healthcare LLC, 8.75%, 06/15/14 (e)                                                           2,300           2,409
  Tenet Healthcare Corp., 6.50%, 06/01/12                                                             1,300           1,164
  Tenet Healthcare Corp., 9.875%, 07/01/14 (e)                                                          400             418
  Triad Hospitals Inc., 7.00%, 11/15/13                                                                 600             611
                                                                                                                     10,281
HOLDING COMPANIES - DIVERSIFIED - 0.2%
  Stena AB, 7.50%, 11/01/13                                                                             500             501


HOME BUILDERS - 2.5%
  Beazer Homes USA Inc., 8.375%, 04/15/12 (l)                                                         1,155           1,276
  K Hovnanian Enterprises Inc., 7.75%, 05/15/13 (l)                                                     500             539
  K Hovnanian Enterprises Inc., 6.375%, 12/15/14                                                      1,000           1,013
  Meritage Corp, 9.75%, 06/01/11                                                                        300             337
  Ryland Group Inc., 9.125%, 06/15/11 (l)                                                             1,000           1,128
  Schuler Homes Inc., 10.50%, 07/15/11 (l)                                                            1,500           1,725
  Toll Corp., 8.25%, 02/01/11                                                                           500             550
  WCI Communities Inc., 10.625%, 02/15/11                                                               500             563
                                                                                                                      7,131
HOUSEHOLD PRODUCTS - 0.6%
  Johnsondiversey Holdings Inc., 10.67%, 05/15/13                                                     2,000           1,650


INSURANCE - 0.4%
  Fairfax Financial Holdings Ltd., 8.30%, 04/15/26 (l)                                                1,500           1,238


IRON & STEEL - 0.5%
  AK Steel Corp., 7.75%, 06/15/12 (l)                                                                   300             293
  United States Steel Corp., 9.75%, 05/15/10                                                            979           1,121
                                                                                                                      1,414
LEISURE TIME - 0.7%
  Royal Caribbean Cruises Ltd., 6.75%, 03/15/08 (l)                                                   2,000           2,127


LODGING - 5.4%
  Ameristar Casinos Inc., 10.75%, 02/15/09                                                            2,000           2,270
  Boyd Gaming Corp., 7.75%, 12/15/12                                                                  1,000           1,073
  Hilton Hotels Corp., 8.25%, 02/15/11 (l)                                                            1,000           1,181
  Mandalay Resort Group, 10.25%, 08/01/07                                                               750             851
  Mandalay Resort Group, 6.375%, 12/15/11                                                               500             513
  MGM MIRAGE, 9.75%, 06/01/07                                                                         2,000           2,223
  MGM Mirage, 8.50%, 09/15/10                                                                           500             568
  Park Place Entertainment Corp., 8.875%, 09/15/08                                                    1,000           1,140
  Park Place Entertainment Corp., 8.125%, 05/15/11 (l)                                                1,000           1,155
  Premier Entertainment Biloxi LLC, 10.75%, 02/01/12 (l)                                              1,600           1,688
  Starwood Hotels & Resorts Worldwide Inc., 7.875%, 05/01/12                                          1,500           1,697
  Station Casinos Inc., 6.50%, 02/01/14                                                               1,000           1,017
                                                                                                                     15,376
MACHINERY - 1.1%
  AGCO Corp., 9.50%, 05/01/08                                                                           538             581
  Case New Holland Inc., 9.25%, 08/01/11 (e) (l)                                                      1,700           1,904
  Terex Corp., 10.375%, 04/01/11 (l)                                                                    500             565
                                                                                                                      3,050
MANUFACTURING - 0.3%
  Bombardier Inc., 6.75%, 05/01/12 (e)                                                                1,000             911


MEDIA - 8.8%
  American Media Operation Inc., 8.875%, 01/15/11 (l)                                                   425             441
  Charter Communications Holdings LLC, 10.00%, 04/01/09                                               2,000           1,620
  Charter Communications Holdings LLC, 10.25%, 09/15/10                                               1,000           1,021
  Charter Communications Operating LLC, 8.00%, 04/30/12 (e)                                           1,000             998
  CSC Holdings Inc., 7.625%, 04/01/11                                                                 2,500           2,634
  CSC Holdings Inc., 7.875%, 02/15/18                                                                 1,000           1,033
  Dex Media East LLC, 9.875%, 11/15/09                                                                1,250           1,438
  Dex Media East LLC, 12.125%, 11/15/12 (l)                                                           1,494           1,860
  Dex Media West LLC, 9.875%, 08/15/13                                                                  977           1,148
  DirecTV Holdings LLC, 8.375%, 03/15/13                                                              2,000           2,275
  Echostar DBS Corp., 6.375%, 10/01/11                                                                2,000           2,025
  Houghton Mifflin Co., 8.25%, 02/01/11                                                                 270             282
  Houghton Mifflin Co., 9.875%, 02/01/13 (l)                                                          1,340           1,407
  Kabel Deutschland GmbH, 10.625%, 07/01/14 (e)                                                       1,000           1,090
  Mediacom Capital Corp., 9.50%, 01/15/13 (l)                                                         1,982           1,908
  Primedia Inc., 8.00%, 05/15/13 (e)                                                                  1,500           1,427
  Rogers Cable Inc., 6.25%, 06/15/13                                                                  1,000             980
  Rogers Cablesystems Ltd., 10.00%, 03/15/05                                                          1,100           1,131
  Shaw Communications Inc., 7.20%, 12/15/11                                                             500             543
                                                                                                                     25,261
MINING - 0.8%
  Peabody Energy Corp., 6.875%, 03/15/13 (l)                                                            750             810
  USEC Inc., 6.625%, 01/20/06                                                                           500             510
  Vale Overseas Ltd., 8.25%, 01/17/34                                                                   950             924
                                                                                                                      2,244
OFFICE & BUSINESS EQUIPMENT - 1.5%
  General Binding Corp., 9.375%, 06/01/08                                                             2,000           2,035
  Xerox Corp., 9.75%, 01/15/09 (g)                                                                    1,000           1,165
  Xerox Corp., 6.875%, 08/15/11                                                                         500             523
  Xerox Corp., 7.625%, 06/15/13 (l)                                                                     500             540
                                                                                                                      4,263
OIL & GAS PRODUCERS - 5.3%
  Amerada Hess Corp., 6.65%, 08/15/11                                                                 1,000           1,104
  Chesapeake Energy Corp., 8.125%, 04/01/11                                                           1,000           1,095
  Chesapeake Energy Corp., 7.00%, 08/15/14 (e)                                                          500             529
  Denbury Resources Inc., 7.50%, 04/01/13 (l)                                                         1,000           1,060
  El Paso CGP Co., 7.75%, 06/15/10 (l)                                                                1,500           1,500
  El Paso Production Holding Co., 7.75%, 06/01/13                                                     1,000           1,003
  Enterprise Products Operating LP, 6.375%, 02/01/13                                                  1,000           1,073
  Evergreen Resources Inc., 5.875%, 03/15/12                                                            500             515
  Giant Industries Inc, 8.00%, 05/15/14 (l)                                                           1,450           1,479
  Newfield Exploration Co., 7.625%, 03/01/11                                                            975           1,092
  Parker Drilling Co., 9.625%, 10/01/13 (l)                                                             500             558
  Pioneer Natural Resources Co., 5.875%, 07/15/16                                                     1,000           1,044
  Premcor Refining Group Inc., 9.50%, 02/01/13                                                          300             353
  Pride International Inc., 7.375%, 07/15/14 (e)                                                      2,000           2,220
  Tesoro Petroleum Corp., 8.00%, 04/15/08                                                               150             162
  Vintage Petroleum Inc., 8.25%, 05/01/12                                                               500             555
                                                                                                                     15,342
OIL & GAS SERVICES - 0.2%
  Key Energy Services Inc., 6.375%, 05/01/13                                                            500             495
  Universal Compression Inc., 7.25%, 05/15/10                                                           200             212
                                                                                                                        707
PACKAGING & CONTAINERS - 3.7%
  Berry Plastics Corp., 10.75%, 07/15/12                                                              1,300           1,469
  Crown Cork & Seal Co Inc., 7.375%, 12/15/26 (l)                                                     1,500           1,335
  Graphic Packaging International Corp., 9.50%, 08/15/13                                              2,250           2,571
  Jefferson Smurfit-Stone Container Corp., 8.25%, 10/01/12                                            1,000           1,103
  Kappa Beheer BV, 10.625%, 07/15/09                                                                    800             843
  Owens-Brockway, 8.875%, 02/15/09                                                                    1,000           1,088
  Owens-Illinois Inc., 8.10%, 05/15/07 (l)                                                            1,000           1,050
  Stone Container Corp., 8.375%, 07/01/12                                                             1,000           1,102
                                                                                                                     10,561
PHARMACEUTICALS - 0.7%
  AmerisourceBergen Corp., 8.125%, 09/01/08                                                             400             444
  Omnicare Inc., 8.125%, 03/15/11 (l)                                                                 1,500           1,631
                                                                                                                      2,075
PIPELINES - 4.8%
  ANR Pipeline Co., 8.875%, 03/15/10                                                                  1,000           1,125
  Dynegy Holdings Inc., 9.875%, 07/15/10 (e)                                                            500             565
  Dynegy Holdings Inc., 10.125%, 07/15/13 (e) (l)                                                     1,500           1,725
  El Paso Corp, 6.75%, 05/15/09 (l)                                                                     500             498
  EL Paso Corp., 7.875%, 06/15/12 (l)                                                                 2,000           1,985
  El Paso Corp., 7.75%, 01/15/32                                                                      1,700           1,483
  El Paso Natural Gas Co., 7.625%, 08/01/10                                                             500             535
  Southern Natural Gas Co., 8.875%, 03/15/10                                                            500             563
  Transcontinental Gas Pipe Line Corp., 8.875%, 07/15/12                                              1,500           1,824
  Transmontaigne Inc., 9.125%, 06/01/10                                                                 500             561
  Williams Cos Inc., 8.125%, 03/15/12 (l)                                                               500             576
  Williams Cos Inc., 8.75%, 03/15/32                                                                  1,000           1,118
  Williams Cos. Inc., 7.125%, 09/01/11 (l)                                                            1,000           1,097
                                                                                                                     13,655
REAL ESTATE - 1.8%
  Choctaw Resort Development Enterprise, 9.25%, 04/01/09                                              2,000           2,135
  Felcor Lodging LP, 10.00%, 09/15/08                                                                   275             289
  Host Marriott Corp., 7.875%, 08/01/08                                                                 102             105
  Host Marriott LP, 7.125%, 11/01/13 (l)                                                              2,050           2,153
  Meristar Hospitality Corp., 9.125%, 01/15/11 (l)                                                      450             471
                                                                                                                      5,153
RETAIL - 2.4%
  Domino's Inc., 8.25%, 07/01/11                                                                        182             197
  J.C. Penney Co Inc., 7.125%, 11/15/23 (l)                                                             500             529
  J.C. Penney Co. Inc., 7.40%, 04/01/37                                                               1,000           1,070
  Michaels Stores Inc., 9.25%, 07/01/09                                                               1,000           1,085
  Petro Stopping Centers LP, 9.00%, 02/15/12 (l)                                                        500             530
  Saks Inc., 7.50%, 12/01/10                                                                            630             674
  Saks Inc., 7.00%, 12/01/13                                                                            294             300
  Tricon Global Restaurants Inc., 8.875%, 04/15/11                                                    2,000           2,486
                                                                                                                      6,871
SEMICONDUCTORS - 0.9%
  Amkor Technology Inc., 7.75%, 05/15/13 (l)                                                          1,000             820
  Fairchild Semiconductor International Inc., 10.50%, 02/01/09                                        1,000           1,070
  Freescale Semiconductor Inc., 7.125%, 07/15/14 (e)                                                    750             780
                                                                                                                      2,670
TELECOMMUNICATIONS - 5.0%
  AT&T Corp., 8.05%, 11/15/11 (l)                                                                     2,000           2,238
  Citizens Communications Co., 9.25%, 05/15/11                                                        2,000           2,200
  Inmarsat Finance Plc, 7.625%, 06/30/12 (e)                                                            600             596
  Insight Midwest Capital Inc., 9.75%, 10/01/09 (l)                                                     500             523
  Insight Midwest Capital Inc., 10.50%, 11/01/10                                                        500             548
  NTL Cable Plc, 8.75%, 04/15/14 (e) (l)                                                                600             650
  Qwest Corp., 5.625%, 11/15/08 (l)                                                                   1,500           1,470
  Qwest Corp., 7.50%, 06/15/23                                                                        1,800           1,638
  Qwest Services Corp., 13.00%, 12/15/07 (e)                                                          1,500           1,705
  Qwest Services Corp., 13.50%, 12/15/10 (e)                                                          2,500           2,918
                                                                                                                     14,486
TELECOMMUNICATIONS EQUIPMENT - 0.4%
  Nortel Networks Ltd., 6.125%, 02/15/06 (l)                                                          1,000           1,020


TOBACCO - 0.9%
  DIMON Inc., 9.625%, 10/15/11                                                                        1,820           1,920
  RJ Reynolds Tobacco Holdings Inc., 7.25%, 06/01/12                                                    700             686
                                                                                                                      2,606
TRANSPORTATION - 0.4%
  Teekay Shipping Corp., 8.875%, 07/15/11                                                             1,100           1,243


VENTURE CAPITAL - 0.4%
  Arch Western Finance LLC, 7.50%, 07/01/13 (e)                                                       1,000           1,074


WIRELESS TELECOMMUNICATIONS - 2.3%
  Crown Castle International Corp., 9.375%, 08/01/11                                                    500             575
  Crown Castle International Corp., 10.75%, 08/01/11 (l)                                              1,000           1,113
  Nextel Communications Inc., 6.875%, 10/31/13 (l)                                                    1,500           1,560
  Nextel Communications Inc., 7.375%, 08/01/15                                                        1,000           1,075
  Rogers Cantel Inc., 9.75%, 06/01/16                                                                   200             223
  Rogers Wireless Communications Inc., 9.625%, 05/01/11                                               1,000           1,115
  Rogers Wireless Communications Inc., 6.375%, 03/01/14                                               1,000             920
                                                                                                                      6,581
  Total Corporate Bonds (cost $248,294)                                                                             262,987
SHORT TERM INVESTMENTS - 6.5%
MONEY MARKET FUNDS - 6.5%
  Dreyfus Cash Management Plus, 1.50% (a)                                                            14,328          14,328
  Dreyfus Government Cash Management, 1.43% (a)                                                       4,315           4,315

  Total Short Term Investments (cost $18,643)                                                                        18,643
TOTAL INVESTMENTS - 98.1% (COST $266,943)                                                                           281,666
-----------------------------------------

OTHER ASSETS AND LIABILITIES, NET - 1.9%                                                                              5,532
----------------------------------------

TOTAL NET ASSETS - 100%                                                                                            $287,198
-----------------------

JNL/PPM AMERICA MONEY MARKET FUND
COMMERCIAL PAPER - 90.4%
DIVERSIFIED FINANCIAL SERVICES - 90.4%
  AIG Funding Inc., 1.49%, 10/13/04                                                                   2,000          $1,999
  AIG Funding Inc., 1.70%, 10/13/04                                                                   8,100           8,095
  American Express Credit Corp., 1.73%, 10/08/04                                                      9,900           9,897
  American Honda Finance Corp., 1.80%, 10/04/04                                                         359             359
  American Honda Finance Corp., 1.53%, 10/07/04                                                       2,000           1,999
  American Honda Finance Corp., 1.55%, 10/12/04                                                       3,000           2,999
  American Honda Finance Corp., 1.76%, 10/25/04                                                       1,300           1,298
  American Honda Finance Corp., 1.76%, 11/03/04                                                       3,241           3,236
  BellSouth Corp., 1.77%, 10/06/04                                                                    3,410           3,409
  BMW US Capital Corp., 1.87%, 10/01/04                                                               5,000           5,000
  Campbell Soup Co., 1.88%, 10/01/04                                                                  1,000           1,000
  Chevron Texaco Corp., 1.70%, 10/04/04                                                               9,900           9,899
  CIT Group Holdings Inc., 1.78%, 10/26/04                                                            8,600           8,589
  CIT Group Holdings Inc., 1.70%, 12/01/04                                                            1,300           1,296
  Citigroup Global Markets Holding Inc., 1.60%, 10/13/04                                              1,500           1,499
  Citigroup Global Markets Holding Inc., 1.61%, 10/13/04                                              9,000           8,995
  Diageo Capital Plc, 1.74%, 10/29/04                                                                 9,900           9,887
  E.I. du Pont de Nemours & Co., 1.68%, 10/07/04                                                      4,000           3,999
  Gannett Co., 1.73%, 10/04/04                                                                        9,500           9,499
  Gannett Co., 1.77%, 10/04/04                                                                          400             400
  General Electric Capital Corp., 1.57%, 10/08/04                                                    10,500          10,497
  Goldman Sachs Group Inc., 1.62%, 11/15/04                                                           4,000           3,992
  Household Finance Corp., 1.70%, 10/06/04                                                            9,000           8,998
  International Business Machines Corp., 1.80%, 10/01/04                                                595             595
  International Business Machines Corp., 1.73%, 10/06/04                                              9,305           9,303
  Pfizer Inc., 1.49%, 10/05/04                                                                        1,000           1,000
  Pfizer Inc., 1.54%, 10/08/04                                                                        2,000           1,999
  Pfizer Inc., 1.56%, 10/22/04                                                                        2,000           1,998
  Pfizer Inc., 1.58%, 10/25/04                                                                        2,000           1,998
  Pfizer Inc., 1.60%, 11/12/04                                                                        2,000           1,996
  Pitney Bowes Inc., 1.87%, 10/01/04                                                                  9,900           9,900
  Royal Bank of Scotland, 1.59%, 10/12/04                                                             3,140           3,138
  Royal Bank of Scotland, 1.56%, 10/19/04                                                             1,550           1,549
  Royal Bank of Scotland, 1.68%, 10/25/04                                                               500             499
  Royal Bank of Scotland, 1.59%, 10/29/04                                                             1,400           1,398
  Royal Bank of Scotland, 1.60%, 11/03/04                                                             1,500           1,498
  Royal Bank of Scotland, 1.62%, 11/03/04                                                             1,600           1,598
  Sara Lee Corp., 1.77%, 10/01/04                                                                     1,000           1,000
  Sara Lee Corp., 1.80%, 10/01/04                                                                     3,730           3,730
  UBS Finance LLC, 1.57%, 10/18/04                                                                   10,300          10,292
  USAA Capital Corp., 1.86%, 10/01/04                                                                 9,900           9,900
                                                                                                                    180,232
  Total Commercial Paper (cost $180,233)                                                                            180,232
MONEY MARKET FUNDS - 9.1%
MONEY MARKET FUNDS - 9.1%
  Dreyfus Cash Management Plus, 1.50% (a)                                                             9,898           9,898
  Dreyfus Government Cash Management, 1.43% (a)                                                       8,341           8,341

  Total Money Market Funds (cost $18,239)                                                                            18,239
TOTAL INVESTMENTS - 99.5% (COST $198,472)                                                                           198,471
-----------------------------------------

OTHER ASSETS AND LIABILITIES, NET - 0.5%                                                                              1,037
----------------------------------------

TOTAL NET ASSETS - 100%                                                                                            $199,508
-----------------------

JNL/PPM AMERICA VALUE FUND
COMMON STOCKS - 99.0%
AEROSPACE & DEFENSE - 1.6%
  United Technologies Corp.                                                                              27          $2,512


APPAREL - 3.6%
  Liz Claiborne Inc.                                                                                     64           2,429
  V.F. Corp.                                                                                             61           3,027
                                                                                                                      5,456
AUTO MANUFACTURERS - 3.2%
  Ford Motor Co. (l)                                                                                    175           2,455
  General Motors Corp. (l)                                                                               55           2,345
                                                                                                                      4,800
AUTO PARTS & EQUIPMENT - 1.6%
  Delphi Corp.                                                                                          258           2,397


BANKS - 7.3%
  Bank of America Corp.                                                                                  82           3,562
  Banknorth Group Inc.                                                                                   46           1,603
  Wachovia Corp.                                                                                         65           3,047
  Wells Fargo & Co.                                                                                      51           3,059
                                                                                                                     11,271
BUILDING MATERIALS - 1.7%
  Masco Corp. (l)                                                                                        78           2,686


CHEMICALS - 5.1%
  Ashland Inc.                                                                                           58           3,269
  PPG Industries Inc.                                                                                    31           1,869
  Sherwin-Williams Co.                                                                                   63           2,752
                                                                                                                      7,890
COMPUTERS - 3.7%
  Computer Sciences Corp. (b)                                                                            48           2,242
  Hewlett-Packard Co.                                                                                   185           3,463
                                                                                                                      5,705
DIVERSIFIED FINANCIAL SERVICES - 6.4%
  Citigroup Inc.                                                                                         81           3,565
  Fannie Mae                                                                                             48           3,050
  JPMorgan Chase & Co.                                                                                   82           3,266
                                                                                                                      9,881
ELECTRIC - 4.0%
  Dominion Resources Inc. (l)                                                                            47           3,086
  FirstEnergy Corp.                                                                                      75           3,081
                                                                                                                      6,167
FOOD - 3.3%
  Kroger Co. (b)                                                                                        178           2,769
  Sara Lee Corp.                                                                                        101           2,302
                                                                                                                      5,071
FOREST PRODUCTS & PAPER - 1.6%
  MeadWestvaco Corp.                                                                                     77           2,440

HEALTHCARE - 4.0%
  HCA Inc.                                                                                               79           3,021
  WellPoint Health Networks Inc. (b)                                                                     30           3,132
                                                                                                                      6,153
HOME FURNISHINGS - 1.3%
  Maytag Corp.                                                                                          111           2,037


HOUSEHOLD PRODUCTS - 1.9%
  Fortune Brands Inc.                                                                                    39           2,882


INSURANCE - 9.6%
  American International Group Inc.                                                                      48           3,236
  Cigna Corp.                                                                                            29           1,998
  Hartford Financial Services Group Inc.                                                                 53           3,295
  Lincoln National Corp.                                                                                 65           3,046
  Radian Group Inc.                                                                                      70           3,241
                                                                                                                     14,816
IRON & STEEL - 1.6%
  Nucor Corp.                                                                                            27           2,476


LEISURE TIME - 1.8%
  Brunswick Corp.                                                                                        59           2,704


MANUFACTURING - 3.3%
  Cooper Industries Ltd. - Class A                                                                       39           2,277
  General Electric Capital Corp.                                                                         82           2,754
                                                                                                                      5,031
OIL & GAS PRODUCERS - 8.2%
  ChevronTexaco Corp.                                                                                    62           3,315
  ConocoPhillips                                                                                         41           3,414
  Kerr-McGee Corp.                                                                                       42           2,427
  Occidental Petroleum Corp.                                                                             61           3,434
                                                                                                                     12,590
PHARMACEUTICALS - 3.1%
  AmerisourceBergen Corp. (l)                                                                            43           2,294
  Merck & Co. Inc.                                                                                       74           2,455
                                                                                                                      4,749
RETAIL - 5.4%
  Federated Department Stores Inc.                                                                       66           2,994
  Home Depot Inc.                                                                                        58           2,274
  Sears Roebuck & Co.                                                                                    78           3,104
                                                                                                                      8,372
SAVINGS & LOANS - 3.9%
  Sovereign Bancorp. Inc.                                                                               139           3,024
  Washington Mutual Inc.                                                                                 78           3,052
                                                                                                                      6,076
TELECOMMUNICATIONS - 6.5%
  BellSouth Corp.                                                                                        84           2,278
  SBC Communications Inc.                                                                               109           2,821
  Sprint Corp. - FON Group                                                                              112           2,247
  Verizon Communications Inc.                                                                            68           2,677
                                                                                                                     10,023
TOBACCO - 2.2%
  Altria Group Inc.                                                                                      73           3,410


TRANSPORTATION - 3.1%
  Burlington Northern Santa Fe Corp.                                                                     78           2,996
  CSX Corp.                                                                                              55           1,832
                                                                                                                      4,828
  Total Common Stocks (cost $140,798)                                                                               152,423
SHORT TERM INVESTMENTS - 0.9%
MONEY MARKET FUNDS - 0.9%
  Dreyfus Cash Management Plus, 1.50% (a)                                                             1,363           1,363

  Total Short Term Investments (cost $1,363)                                                                          1,363
TOTAL INVESTMENTS - 99.9% (COST $142,161)                                                                           153,786
-----------------------------------------

OTHER ASSETS AND LIABILITIES, NET - 0.1%                                                                                227
----------------------------------------

TOTAL NET ASSETS - 100%                                                                                            $154,013
-----------------------

JNL/PUTNAM EQUITY FUND
COMMON STOCKS - 99.8%
ADVERTISING - 0.5%
  Omnicom Group Inc.                                                                                     10            $738


AEROSPACE & DEFENSE - 2.9%
  Boeing Co.                                                                                             19             955
  Lockheed Martin Corp.                                                                                  41           2,293
  Rockwell Collins Inc.                                                                                   1              30
  United Technologies Corp.                                                                               7             626
                                                                                                                      3,904
AIRLINES - 0.6%
  Southwest Airlines Co.                                                                                 67             914


APPAREL - 0.6%
  Coach Inc. (b)                                                                                          5             225
  Liz Claiborne Inc.                                                                                     18             686
                                                                                                                        911
AUTO PARTS & EQUIPMENT - 0.2%
  Lear Corp.                                                                                              6             316


BANKS - 5.9%
  Commerce Bancorp. Inc. (l)                                                                             51           2,815
  Fifth Third Bancorp.                                                                                   30           1,468
  North Fork Bancorp. Inc.                                                                               12             547
  State Street Corp.                                                                                      6             243
  US Bancorp.                                                                                           113           3,274
                                                                                                                      8,347
BEVERAGES - 0.8%
  Anheuser-Busch Cos. Inc.                                                                                1              28
  Coca-Cola Co.                                                                                          27           1,099
  PepsiCo Inc.                                                                                            1              28
                                                                                                                      1,155
BIOTECHNOLOGY - 1.3%
  Amgen Inc. (b)                                                                                         33           1,871
  Biogen Idec Inc. (b)                                                                                    -              16
  Genzyme Corp. (b)                                                                                       -              16
                                                                                                                      1,903
BUILDING MATERIALS - 0.8%
  Masco Corp. (l)                                                                                        31           1,070


CHEMICALS - 0.0%
  E.I. du Pont de Nemours & Co.                                                                           1              43


COMMERCIAL SERVICES - 1.5%
  Apollo Group Inc. (b)                                                                                  10             748
  Aramark Corp.                                                                                           1              29
  ChoicePoint Inc. (b)                                                                                    1              60
  Iron Mountain Inc. (b)                                                                                 13             452
  Rent-A-Center Inc. (b)                                                                                 29             760
                                                                                                                      2,049
COMPUTERS - 2.8%
  Dell Inc. (b)                                                                                          34           1,206
  EMC Corp. (b)                                                                                          73             846
  Hewlett-Packard Co.                                                                                    37             701
  Sandisk Corp. (b) (l)                                                                                  43           1,264
                                                                                                                      4,017
COSMETICS & PERSONAL CARE - 0.1%
  Avon Products Inc.                                                                                      1              26
  Colgate-Palmolive Co.                                                                                   1              27
  Procter & Gamble Co.                                                                                    1              45
                                                                                                                         98
DIVERSIFIED FINANCIAL SERVICES - 16.2%
  Bear Stearns Cos. Inc.                                                                                  7             692
  Capital One Financial Corp. (l)                                                                        34           2,509
  Citigroup Inc.                                                                                        134           5,908
  Countrywide Financial Corp.                                                                            36           1,402
  Fannie Mae                                                                                             50           3,157
  Freddie Mac                                                                                            38           2,466
  Lehman Brothers Holdings Inc.                                                                          22           1,746
  MBNA Corp.                                                                                             76           1,910
  Morgan Stanley                                                                                         29           1,440
  Providian Financial Corp. (b)                                                                         104           1,614
                                                                                                                     22,844
ELECTRIC - 0.1%
  Edison International                                                                                    1              28
  Entergy Corp.                                                                                           -              30
  Exelon Corp.                                                                                            1              29
  PG&E Corp. (b)                                                                                          1              28
  Sierra Pacific Resources (b) (l)                                                                        2              14
                                                                                                                        129
ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
  American Power Conversion Corp.                                                                        15             256


FOOD - 0.1%
  Dean Foods Co. (b)                                                                                      1              15
  Kroger Co. (b)                                                                                          4              65
                                                                                                                         80
HEALTHCARE - 6.3%
  Baxter International Inc.                                                                               1              28
  Community Health Systems Inc. (b)                                                                       4             109
  Guidant Corp.                                                                                           -              13
  HCA Inc.                                                                                               16             622
  Johnson & Johnson                                                                                      80           4,507
  Laboratory Corp. of America Holdings (b)                                                                5             214
  Medtronic Inc.                                                                                         25           1,282
  Quest Diagnostics Inc.                                                                                  3             229
  UnitedHealth Group Inc.                                                                                15           1,121
  WellPoint Health Networks Inc. (b)                                                                      8             821
                                                                                                                      8,946
HOME BUILDERS - 1.8%
  Lennar Corp.                                                                                           24           1,123
  NVR Inc. (b)                                                                                            2           1,322
  Pulte Homes Inc.                                                                                        1              31
                                                                                                                      2,476
INSURANCE - 6.2%
  ACE Ltd.                                                                                               58           2,335
  Chubb Corp.                                                                                             6             450
  Cigna Corp.                                                                                            17           1,156
  Everest Re Group Ltd.                                                                                  31           2,304
  MetLife Inc.                                                                                           26           1,020
  PMI Group Inc.                                                                                         21             840
  St. Paul Cos. Inc.                                                                                     18             609
                                                                                                                      8,714
INTERNET - 0.6%
  eBay Inc. (b)                                                                                           -              28
  Yahoo! Inc. (b)                                                                                        23             793
                                                                                                                        821
LEISURE TIME - 1.2%
  Harley-Davidson Inc.                                                                                   17           1,034
  Royal Caribbean Cruises Ltd.                                                                           14             615
                                                                                                                      1,649
LODGING - 1.0%
  Four Seasons Hotels Inc.                                                                                -              13
  Harrah's Entertainment Inc.                                                                            26           1,362
                                                                                                                      1,375
MANUFACTURING - 3.0%
  3M Co.                                                                                                  -              24
  Dover Corp.                                                                                             1              30
  Eastman Kodak Co.                                                                                      17             538
  ITT Industries Inc.                                                                                    12             976
  Tyco International Ltd.                                                                                85           2,621
                                                                                                                      4,189
MEDIA - 1.7%
  Comcast Corp. - Special Class A (b)                                                                     2              44
  EchoStar Communications Corp. (b)                                                                      26             808
  Fox Entertainment Group Inc. (b)                                                                        1              14
  Liberty Media Corp. (b)                                                                                16             142
  Viacom Inc. - Class B                                                                                  43           1,435
                                                                                                                      2,443
MINING - 1.1%
  Aggregate Industries Plc                                                                              181             313
  Alcoa Inc.                                                                                             16             531
  BHP Billiton Plc                                                                                       44             461
  BHP Billiton Plc                                                                                       13             276
                                                                                                                      1,581
OFFICE & BUSINESS EQUIPMENT - 0.7%
  Xerox Corp. (b) (l)                                                                                    74           1,038


OIL & GAS PRODUCERS - 6.4%
  Amerada Hess Corp.                                                                                     12           1,041
  Apache Corp.                                                                                            1              29
  Canadian Natural Resources Ltd.                                                                        23             937
  ChevronTexaco Corp.                                                                                     3             145
  Exxon Mobil Corp.                                                                                     113           5,475
  GlobalSantaFe Corp.                                                                                     2              58
  Marathon Oil Corp.                                                                                     10             405
  Noble Corp. (b)                                                                                        22           1,006
                                                                                                                      9,096
PACKAGING & CONTAINERS - 0.0%
  Sealed Air Corp. (b)                                                                                    1              28


PHARMACEUTICALS - 7.8%
  Abbott Laboratories                                                                                    10             406
  AmerisourceBergen Corp.                                                                                12             623
  Cardinal Health Inc.                                                                                   48           2,092
  Eli Lilly & Co.                                                                                         1              42
  Express Scripts Inc. - Class A (b)                                                                     17           1,091
  Forest Laboratories Inc. (b)                                                                           30           1,348
  Medco Health Solutions Inc. (b)                                                                         1              15
  Merck & Co. Inc.                                                                                       20             663
  Pfizer Inc.                                                                                           138           4,212
  Teva Pharmaceutical Industries Ltd. - ADR                                                              22             583
                                                                                                                     11,075
REAL ESTATE - 0.8%
  General Growth Properties Inc.                                                                         38           1,175


RETAIL - 8.7%
  Autozone Inc. (b)                                                                                       6             471
  Bed Bath & Beyond Inc. (b)                                                                             30           1,121
  Best Buy Co. Inc.                                                                                      13             727
  CSK Auto Corp. (b)                                                                                      2              29
  Family Dollar Stores Inc.                                                                              36             984
  Home Depot Inc.                                                                                        34           1,325
  Kohl's Corp. (b)                                                                                       18             848
  Lowe's Cos. Inc.                                                                                       59           3,188
  McDonald's Corp.                                                                                       37           1,043
  Michaels Stores Inc.                                                                                    -              17
  Office Depot Inc. (b)                                                                                  18             269
  Ross Stores Inc.                                                                                       26             612
  Staples Inc.                                                                                           52           1,551
  Starbucks Corp. (b)                                                                                     1              27
  Target Corp.                                                                                            -              13
  Wal-Mart Stores Inc.                                                                                    2              90
                                                                                                                     12,315
SAVINGS & LOANS - 0.7%
  Washington Mutual Inc.                                                                                 24             954


SEMICONDUCTORS - 2.8%
  Analog Devices Inc.                                                                                    11             423
  Intel Corp.                                                                                           149           2,981
  Linear Technology Corp.                                                                                17             608
                                                                                                                      4,012
SOFTWARE - 8.0%
  Adobe Systems Inc.                                                                                     15             717
  Automatic Data Processing Inc.                                                                         13             554
  BEA Systems Inc. (b)                                                                                    5              31
  BMC Software Inc. (b)                                                                                  36             571
  Fiserv Inc. (b)                                                                                         -              14
  Microsoft Corp.                                                                                       268           7,418
  Oracle Corp. (b)                                                                                      131           1,482
  Siebel Systems Inc. (b)                                                                                 3              21
  Veritas Software Corp. (b)                                                                             19             345
                                                                                                                     11,153
TELECOMMUNICATIONS - 0.1%
  BellSouth Corp.                                                                                         1              30
  SBC Communications Inc.                                                                                 1              29
  Sprint Corp. - FON Group                                                                                1              28
  Verizon Communications Inc.                                                                             1              41
                                                                                                                        128
TELECOMMUNICATIONS EQUIPMENT - 2.6%
  Cisco Systems Inc. (b)                                                                                205           3,718
  Harris Corp.                                                                                            -               -
                                                                                                                      3,718
TOBACCO - 2.7%
  Altria Group Inc.                                                                                      74           3,497
  UST Inc.                                                                                                9             367
                                                                                                                      3,864
TRANSPORTATION - 0.6%
  Canadian National Railway Co.                                                                          18             893


WIRELESS TELECOMMUNICATIONS - 0.4%
  Motorola Inc.                                                                                           2              29
  Nextel Communications Inc. (b)                                                                         20             472
                                                                                                                        501
  Total Common Stocks (cost $132,595)                                                                               140,918
TOTAL INVESTMENTS - 99.8% (COST $132,595)                                                                           140,918
-----------------------------------------

OTHER ASSETS AND LIABILITIES, NET - 0.2%                                                                                274
----------------------------------------

TOTAL NET ASSETS - 100%                                                                                            $141,192
-----------------------

JNL/PUTNAM INTERNATIONAL EQUITY FUND
COMMON STOCKS - 97.4%
ADVERTISING - 1.0%
  WPP Group Plc                                                                                          94            $877


AIRLINES - 0.6%
  Singapore Airlines Ltd.                                                                                86             557


AUTO MANUFACTURERS - 6.3%
  Honda Motor Co. Ltd.                                                                                   23           1,119
  Hyundai Motor Co. Ltd. - GDR (e)                                                                       23             520
  Peugeot SA                                                                                              4             257
  Renault SA                                                                                             10             778
  Toyota Motor Corp.                                                                                     67           2,574
                                                                                                                      5,248
BANKS - 16.1%
  Allied Irish Banks Plc                                                                                 23             384
  Australia & New Zealand Banking Group Ltd.                                                              3              41
  Banco Bilbao Vizcaya Argentaria SA                                                                      7              93
  Banco Itau Holding Financeira SA - ADR                                                                  4             206
  Bank of Ireland                                                                                        36             481
  Barclays Plc                                                                                          125           1,204
  BNP Paribas SA                                                                                         16           1,044
  Credit Agricole SA                                                                                     18             502
  Credit Suisse Group (b)                                                                                36           1,163
  Danske Bank A/S                                                                                        27             705
  DBS Group Holdings Ltd.                                                                                85             808
  Mitsubishi Tokyo Financial Group Inc.                                                                   -             901
  Mizuho Financial Group Inc.                                                                             -             165
  Oversea-Chinese Banking Corp. Ltd.                                                                     70             582
  Principal Office Fund (b)                                                                               8             267
  Royal Bank of Scotland (b)                                                                             12             358
  Royal Bank of Scotland Group Plc                                                                       62           1,801
  Sanpaolo IMI SpA                                                                                        4              43
  UBS AG                                                                                                 32           2,272
  UniCredito Italiano SpA                                                                                94             472
                                                                                                                     13,492
BEVERAGES - 2.3%
  Diageo Plc                                                                                            116           1,444
  Interbrew                                                                                              15             516
                                                                                                                      1,960
BUILDING MATERIALS - 1.0%
  CRH Plc                                                                                                 2              57
  CRH Plc                                                                                                32             770
                                                                                                                        827
CHEMICALS - 2.3%
  Air Liquide SA                                                                                          -              37
  BASF AG                                                                                                19           1,092
  Ciba Specialty Chemicals AG (b)                                                                         9             584
  Shin-Etsu Chemical Co. Ltd.                                                                             7             251
                                                                                                                      1,964
COMMERCIAL SERVICES - 1.1%
  Dai Nippon Printing Co. Ltd.                                                                           31             415
  Securitas AB                                                                                           40             536
                                                                                                                        951
COMPUTERS - 0.3%
  Acer Inc.                                                                                             176             238
  Compal Electronics Inc.                                                                                 2               2
                                                                                                                        240
COSMETICS & PERSONAL CARE - 0.7%
  Kao Corp.                                                                                              17             376
  Uni-Charm Corp.                                                                                         5             247
                                                                                                                        623
DISTRIBUTION & WHOLESALE - 0.4%
  Mitsui & Co. Ltd.                                                                                      35             293


DIVERSIFIED FINANCIAL SERVICES - 3.4%
  Acom Co. Ltd.                                                                                          10             634
  Credit Saison Co. Ltd.                                                                                 18             560
  Nomura Holdings Inc.                                                                                   86           1,104
  ORIX Corp.                                                                                              3             308
  Takefuji Corp.                                                                                          4             264
                                                                                                                      2,870
ELECTRIC - 1.7%
  E.ON AG                                                                                                 1              48
  Electric Power Development Co. (b)                                                                      2              39
  Iberdrola SA                                                                                           47             967
  Kansai Electric Power Co. Inc.                                                                          3              56
  Korea Electric Power Corp. - ADR (l)                                                                   19             196
  Scottish & Southern Energy Plc                                                                          2              24
  Scottish Power Plc                                                                                      2              17
  Tokyo Electric Power Co. Inc.                                                                           2              49
                                                                                                                      1,396
ELECTRICAL COMPONENTS & EQUIPMENT - 2.8%
  Samsung Electronics Co. Ltd.                                                                            6           2,371


ELECTRONICS - 0.4%
  Keyence Corp.                                                                                           1             126
  Koninklijke Philips Electronics NV                                                                      8             182
                                                                                                                        308
ENGINEERING & CONSTRUCTION - 0.6%
  Linde AG                                                                                                8             461


FOOD - 3.2%
  Groupe Danone                                                                                           1              47
  Nestle SA                                                                                               8           1,933
  Tesco Plc                                                                                              72             369
  Woolworths Ltd.                                                                                        36             350
                                                                                                                      2,699
GAS - 0.8%
  Tokyo Gas Co. Ltd.                                                                                    199             707


HAND & MACHINE TOOLS - 0.3%
  Schneider Electric SA                                                                                   1              51
  SMC Corp.                                                                                               2             230
                                                                                                                        281
HEALTHCARE - 0.4%
  Synthes Inc.                                                                                            3             306


HOLDING COMPANIES - DIVERSIFIED - 0.4%
  LVMH Moet Hennessy Louis Vuitton SA                                                                     5             307
  Swire Pacific Ltd.                                                                                      6              42
                                                                                                                        349
HOUSEHOLD PRODUCTS - 0.6%
  Reckitt Benckiser Plc                                                                                  19             464


INSURANCE - 3.3%
  ACE Ltd.                                                                                                6             243
  Aeon Co. Ltd. (b)                                                                                       2              26
  Allianz AG                                                                                              5             554
  Swiss Reinsurance                                                                                      16             896
  XL Capital Ltd.                                                                                         9             681
  Zurich Financial Services AG (b)                                                                        3             364
                                                                                                                      2,764
IRON & STEEL - 0.1%
  POSCO - ADR                                                                                             2              61


LEISURE TIME - 0.3%
  Carnival Plc                                                                                            5             265


LODGING - 0.6%
  Accor SA                                                                                               12             482


MANUFACTURING - 1.6%
  Siemens AG                                                                                             18           1,329


MEDIA - 3.8%
  ITV Plc                                                                                               198             385
  Mediaset SpA                                                                                           73             829
  News Corp. Ltd. - ADR (l)                                                                               5             178
  Singapore Press Holdings Ltd.                                                                         100             282
  Societe Television Francaise 1                                                                         17             474
  Vivendi Universal SA (b)                                                                               21             548
  VNU NV                                                                                                 17             442
                                                                                                                      3,138
METAL FABRICATION & HARDWARE - 1.0%
  SKF AB                                                                                                 21             809


MINING - 2.2%
  Aggregate Industries Plc                                                                              179             310
  BHP Billiton Plc                                                                                       85             890
  Rio Tinto Plc                                                                                          25             667
                                                                                                                      1,867
OFFICE & BUSINESS EQUIPMENT - 2.6%
  Canon Inc.                                                                                             40           1,894
  Ricoh Co. Ltd.                                                                                         13             245
                                                                                                                      2,139
OIL & GAS PRODUCERS - 7.3%
  BP Plc                                                                                                 21             201
  Canadian Natural Resources Ltd.                                                                         3             104
  ENI-Ente Nazionale Idrocarburi SpA                                                                     43             958
  Imperial Oil Ltd.                                                                                       4             209
  Noble Corp. (b)                                                                                         7             292
  Petroleo Brasileiro SA - Petrobras - ADR                                                               16             558
  Royal Dutch Petroleum Co. - NYS                                                                         2             105
  Shell Transport & Trading Co. Plc                                                                       7              51
  Total Fina Elf SA                                                                                      18           3,663
                                                                                                                      6,141
PACKAGING & CONTAINERS - 0.5%
  Amcor Ltd.                                                                                             73             380


PHARMACEUTICALS - 8.1%
  AstraZeneca Plc                                                                                        40           1,628
  GlaxoSmithKline Plc                                                                                    30             642
  Novartis AG                                                                                            39           1,816
  Roche Holding AG Genusschein                                                                           17           1,806
  Sankyo Co. Ltd.                                                                                         -               8
  Yamanouchi Pharmaceutical Co. Ltd.                                                                     27             876
                                                                                                                      6,776
RETAIL - 3.1%
  Aeon Co. Ltd. (b)                                                                                       9             145
  Aeon Co. Ltd.                                                                                           9             146
  Hennes & Mauritz AB - Class B                                                                          24             667
  Lawson Inc.                                                                                            12             412
  Pinault-Printemps-Redoute SA                                                                            4             332
  Swatch Group AG                                                                                        10             268
  Swatch Group AG - Class B                                                                               4             591
                                                                                                                      2,561
SEMICONDUCTORS - 0.9%
  ASML Holding NV (b)                                                                                    16             204
  Infineon Technologies AG (b)                                                                            4              42
  Rohm Co. Ltd.                                                                                           2             211
  Taiwan Semiconductor Manufacturing Co. Ltd.                                                           257             327
                                                                                                                        784
TELECOMMUNICATIONS - 2.9%
  China Telecom Corp. Ltd.                                                                            1,550             502
  Deutsche Telekom AG (b)                                                                                 4              82
  France Telecom SA (b)                                                                                  19             461
  France Telecom SA                                                                                      11             279
  Telecom Italia SpA                                                                                    150             463
  Telefonica SA                                                                                           3              45
  Telefonos de Mexico SA de CV - ADR                                                                     15             485
  Telus Corp.                                                                                             5             101
                                                                                                                      2,418
TOBACCO - 1.7%
  Altadis SA                                                                                             22             761
  Japan Tobacco Inc.                                                                                      -             669
                                                                                                                      1,430
TRANSPORTATION - 2.7%
  Canadian National Railway Co.                                                                          15             732
  East Japan Railway Co.                                                                                  -             796
  TPG NV                                                                                                 31             761
                                                                                                                      2,289
WATER - 0.8%
  Veolia Environnement                                                                                   22             635


WIRELESS TELECOMMUNICATIONS - 7.2%
  Nokia Oyj                                                                                               3              41
  NTT DoCoMo Inc.                                                                                         1             913
  SK Telecom Co. Ltd. - ADR (l)                                                                          27             521
  Telefonaktiebolaget LM Ericsson (b)                                                                   282             875
  Vodafone Group Plc                                                                                  1,520           3,638
                                                                                                                      5,988
  Total Common Stocks (cost $72,635)                                                                                 81,500
PREFERRED STOCKS - 0.4%
AUTO MANUFACTURERS - 0.3%
  Porsche AG                                                                                              -             253


HOLDING COMPANIES - DIVERSIFIED - 0.1%
  Singapore Press Holdings Ltd. (b)                                                                      17              49
  Total Preferred Stocks (cost $295)                                                                                    302
MUTUAL FUNDS - 0.5%
MUTUAL FUNDS - 0.5%
  iShares MSCI EAFE Index Fund                                                                            3             424

  Total Mutual Funds (cost $425)                                                                                        424
WARRANTS - 0.8%
MANUFACTURING - 0.8%
  Reliance Industries Warrant Expiration 09/06/2005                                                      58             651

  Total Warrants (cost $582)                                                                                            651
SHORT TERM INVESTMENTS - 0.5%
MONEY MARKET FUNDS - 0.0%
  Dreyfus Cash Management Plus, 1.50% (a)                                                                 2               2


REPURCHASE AGREEMENT - 0.5%
  Repurchase Agreement with Goldman Sachs and Co.,
  1.85%, (Collateralized by $465 Federal Home Loan Bank
  Discount Corporation, due 04/05/08, market value $463)
  Acquired on 09/30/04, due 10/01/04 at $452                                                           $452             452

  Total Short Term Investments (cost $454)                                                                              454
TOTAL INVESTMENTS - 99.6% (COST $74,391)                                                                             83,331
----------------------------------------

OTHER ASSETS AND LIABILITIES, NET - 0.4%                                                                                325
----------------------------------------

TOTAL NET ASSETS - 100%                                                                                             $83,656
-----------------------

JNL/PUTNAM MIDCAP GROWTH FUND
COMMON STOCKS - 99.0%
ADVERTISING - 1.2%
  Getty Images Inc. (b)                                                                                   5            $293
  Interpublic Group of Cos. Inc. (b)                                                                      8              83
                                                                                                                        376
AEROSPACE & DEFENSE - 1.2%
  United Defense Industries Inc. (b)                                                                      9             360


APPAREL - 1.4%
  Coach Inc. (b)                                                                                         10             428


AUTO PARTS & EQUIPMENT - 1.1%
  Autoliv Inc.                                                                                            8             331


BANKS - 0.4%
  Commerce Bancorp. Inc. (l)                                                                              2             127


BIOTECHNOLOGY - 4.3%
  Biogen Idec Inc. (b)                                                                                    7             416
  Celgene Corp. (b)                                                                                       3             192
  Charles River Laboratories International Inc. (b)                                                       9             426
  Genzyme Corp. (b)                                                                                       5             256
                                                                                                                      1,290
BUILDING MATERIALS - 1.8%
  American Standard Cos. Inc. (b)                                                                         7             253
  Vulcan Materials Co.                                                                                    6             301
                                                                                                                        554
COMMERCIAL SERVICES - 3.9%
  Alliance Data Systems Corp. (b)                                                                         2              97
  Apollo Group Inc. (b)                                                                                   4             315
  Career Education Corp. (b)                                                                              4             108
  Corporate Executive Board Co.                                                                           4             263
  Equifax Inc.                                                                                            2              50
  Moody's Corp.                                                                                           3             212
  Strayer Education Inc.                                                                                  1             128
                                                                                                                      1,173
COMPUTERS - 8.1%
  Cognizant Technology Solutions Corp. (b)                                                                4             113
  Lexmark International Inc. (b)                                                                          7             554
  Logitech International SA (b)                                                                           2              99
  Network Appliance Inc. (b) (l)                                                                         21             483
  Sandisk Corp. (b) (l)                                                                                  30             882
  Storage Technology Corp. (b)                                                                           13             331
                                                                                                                      2,462
COSMETICS & PERSONAL CARE - 0.8%
  Alberto-Culver Co. - Class B                                                                            6             254


DISTRIBUTION & WHOLESALE - 1.0%
  Hughes Supply Inc.                                                                                      7             223
  SCP Pool Corp.                                                                                          3              92
                                                                                                                        315
DIVERSIFIED FINANCIAL SERVICES - 5.6%
  Bear Stearns Cos. Inc. (l)                                                                              4             346
  Capital One Financial Corp. (l)                                                                         5             370
  Chicago Mercantile Exchange Holding Inc.                                                                1             145
  Doral Financial Corp.                                                                                   6             241
  Legg Mason Inc. (l)                                                                                     1              48
  Nelnet Inc. (b)                                                                                        11             235
  Providian Financial Corp. (b)                                                                          20             304
                                                                                                                      1,689
ELECTRICAL COMPONENTS & EQUIPMENT - 0.8%
  Ametek Inc.                                                                                             4             124
  Energizer Holdings Inc. (b)                                                                             3             120
                                                                                                                        244
ELECTRONICS - 0.4%
  Amphenol Corp. (b)                                                                                      4             127


ENVIRONMENTAL CONTROL - 0.1%
  Stericycle Inc. (b)                                                                                     1              23


HEALTHCARE - 9.3%
  Advanced Medical Optics Inc. (b)                                                                        -               -
  Anthem Inc. (b)                                                                                         2             175
  Biomet Inc.                                                                                             6             267
  C.R. Bard Inc.                                                                                          8             453
  Dade Behring Holdings Inc. (b)                                                                          3             173
  Edwards Lifesciences Corp. (b)                                                                          2              70
  Gen-Probe Inc. (b)                                                                                      6             258
  Idexx Laboratories Inc. (b)                                                                             3             167
  Laboratory Corp. of America Holdings (b)                                                               10             433
  Pacificare Health Systems Inc. (b)                                                                      8             286
  Respironics Inc. (b)                                                                                    3             166
  Varian Medical Systems Inc. (b)                                                                         5             156
  WellPoint Health Networks Inc. (b)                                                                      2             231
                                                                                                                      2,835
HOME BUILDERS - 1.2%
  NVR Inc. (b) (l)                                                                                        1             331
  Winnebago Industries                                                                                    1              31
                                                                                                                        362
HOME FURNISHINGS - 1.8%
  Harman International Industries Inc.                                                                    3             345
  Whirlpool Corp.                                                                                         3             186
                                                                                                                        531
HOUSEHOLD PRODUCTS - 3.7%
  Fossil Inc. (b)                                                                                         6             183
  Scotts Co. - Class A (b)                                                                                3             173
  Toro Co.                                                                                                7             451
  Yankee Candle Co. Inc. (b)                                                                             11             307
                                                                                                                      1,114
INSURANCE - 1.7%
  Everest Re Group Ltd.                                                                                   2             178
  W.R. Berkley Corp.                                                                                      8             323
                                                                                                                        501
INTERNET - 2.3%
  Symantec Corp. (b)                                                                                      8             450
  VeriSign Inc. (b)                                                                                      12             242
                                                                                                                        692
INVESTMENT COMPANIES - 1.3%
  Midcap SPDR Trust Series 1 (l)                                                                          4             380


LEISURE TIME - 0.5%
  Harley-Davidson Inc. (l)                                                                                2             137


MACHINERY - 4.3%
  Briggs & Stratton Corp.                                                                                 3             203
  Graco Inc.                                                                                              6             198
  IDEX Corp. (l)                                                                                          9             312
  Terex Corp. (b)                                                                                        11             473
  Zebra Technologies Corp. (b)                                                                            2             119
                                                                                                                      1,305
MANUFACTURING - 1.3%
  ITT Industries Inc.                                                                                     5             384


MEDIA - 0.4%
  XM Satellite Radio Holdings Inc. - Class A (b) (l)                                                      4             127


OFFICE FURNISHINGS - 0.4%
  HNI Corp.                                                                                               3             135


OIL & GAS PRODUCERS - 7.9%
  Amerada Hess Corp.                                                                                      7             596
  Burlington Resources Inc.                                                                              11             432
  EOG Resources Inc.                                                                                      6             362
  Newfield Exploration Co. (b)                                                                            7             410
  Pogo Producing Co.                                                                                      5             237
  Sunoco Inc.                                                                                             4             281
  Vintage Petroleum Inc.                                                                                  4              88
                                                                                                                      2,406
OIL & GAS SERVICES - 1.1%
  BJ Services Co.                                                                                         7             346


PACKAGING & CONTAINERS - 1.0%
  Ball Corp.                                                                                              8             307


PHARMACEUTICALS - 4.1%
  Andrx Corp. (b) (l)                                                                                     8             177
  Barr Laboratories Inc. (b)                                                                              3             137
  Cephalon Inc. (b)                                                                                       3             158
  Endo Pharmaceuticals Holdings Inc. (b)                                                                  8             143
  Eon Labs Inc. (b)                                                                                       8             181
  King Pharmaceuticals Inc. (b)                                                                          13             149
  Medicis Pharmaceutical Corp. - Class A (l)                                                              8             293
                                                                                                                      1,238
RETAIL - 8.3%
  Abercrombie & Fitch Co. - Class A                                                                       6             202
  Aeropostale Inc. (b)                                                                                    9             242
  American Eagle Outfitters Inc.                                                                          6             232
  Claire's Stores Inc.                                                                                   25             631
  Michaels Stores Inc.                                                                                    7             391
  Staples Inc.                                                                                           13             391
  Starbucks Corp. (b)                                                                                     9             418
                                                                                                                      2,507
SEMICONDUCTORS - 2.5%
  ATI Technologies Inc. (b)                                                                               8             126
  Linear Technology Corp.                                                                                13             467
  Sigmatel Inc. (b)                                                                                       8             164
                                                                                                                        757
SOFTWARE - 9.3%
  Acxiom Corp.                                                                                            4             102
  Adobe Systems Inc.                                                                                     16             777
  Autodesk Inc.                                                                                           7             350
  BMC Software Inc. (b)                                                                                  35             557
  Citrix Systems Inc. (b)                                                                                24             417
  Fair Isaac Corp.                                                                                        3              73
  Mercury Interactive Corp. (b) (l)                                                                       1              21
  Navteq Corp. (b)                                                                                        3              93
  Siebel Systems Inc. (b)                                                                                30             228
  Veritas Software Corp. (b)                                                                             12             213
                                                                                                                      2,831
TELECOMMUNICATIONS - 0.2%
  West Corp. (b)                                                                                          2              47


TELECOMMUNICATIONS EQUIPMENT - 2.6%
  Harris Corp.                                                                                            9             511
  Juniper Networks Inc. (b)                                                                               4              92
  Tellabs Inc. (b) (l)                                                                                   22             199
                                                                                                                        802
TRANSPORTATION - 1.7%
  CNF Inc.                                                                                               10             402
  Overseas Shipholding Group Inc.                                                                         2             119
                                                                                                                        521
  Total Common Stocks (cost $27,107)                                                                                 30,018
SHORT TERM INVESTMENTS - 1.9%
MONEY MARKET FUNDS - 1.9%
  Dreyfus Cash Management Plus, 1.50% (a)                                                               562             562

  Total Short Term Investments (cost $562)                                                                              562
TOTAL INVESTMENTS - 100.8% (COST $27,669)                                                                            30,580
-----------------------------------------

OTHER ASSETS AND LIABILITIES, NET -  (0.8%)                                                                           (253)
-------------------------------------------

TOTAL NET ASSETS - 100%                                                                                             $30,327
-----------------------

JNL/PUTNAM VALUE EQUITY FUND
COMMON STOCKS - 98.6%
ADVERTISING - 0.2%
  Omnicom Group Inc.                                                                                      6            $416


AEROSPACE & DEFENSE - 2.1%
  Boeing Co.                                                                                             33           1,698
  Lockheed Martin Corp.                                                                                  47           2,633
                                                                                                                      4,331
AIRLINES - 0.3%
  Southwest Airlines Co.                                                                                 40             548


APPAREL - 0.4%
  Liz Claiborne Inc.                                                                                     21             807


BANKS - 7.1%
  Bank of America Corp.                                                                                 133           5,767
  State Street Corp.                                                                                     32           1,345
  US Bancorp.                                                                                            76           2,202
  Wachovia Corp.                                                                                         60           2,812
  Wells Fargo & Co.                                                                                      41           2,464
                                                                                                                     14,590
BEVERAGES - 1.0%
  Coca-Cola Co.                                                                                          51           2,059


BIOTECHNOLOGY - 0.6%
  Amgen Inc. (b)                                                                                         21           1,173


BUILDING MATERIALS - 0.9%
  Masco Corp.                                                                                            53           1,820


CHEMICALS - 2.3%
  Dow Chemical Co.                                                                                       58           2,611
  PPG Industries Inc.                                                                                    26           1,606
  Rohm & Haas Co.                                                                                        12             524
                                                                                                                      4,741
COMMERCIAL SERVICES - 0.7%
  Aramark Corp.                                                                                          13             316
  Cendant Corp.                                                                                          51           1,098
                                                                                                                      1,414
COMPUTERS - 4.9%
  Dell Inc. (b)                                                                                          24             837
  Hewlett-Packard Co.                                                                                   258           4,836
  International Business Machines Corp.                                                                  49           4,176
                                                                                                                      9,849
COSMETICS & PERSONAL CARE - 2.2%
  Colgate-Palmolive Co.                                                                                  14             637
  Estee Lauder Cos. Inc.                                                                                 24           1,016
  Procter & Gamble Co.                                                                                   53           2,852
                                                                                                                      4,505
DIVERSIFIED FINANCIAL SERVICES - 13.5%
  Citigroup Inc.                                                                                        172           7,593
  Countrywide Financial Corp.                                                                            20             792
  Fannie Mae                                                                                             77           4,869
  Freddie Mac                                                                                            62           4,025
  JPMorgan Chase & Co.                                                                                  127           5,030
  Lehman Brothers Holdings Inc.                                                                          21           1,698
  MBNA Corp.                                                                                             41           1,041
  Merrill Lynch & Co. Inc.                                                                               33           1,636
  Morgan Stanley                                                                                         12             587
  Providian Financial Corp. (b)                                                                          38             584
                                                                                                                     27,855
ELECTRIC - 2.4%
  Edison International                                                                                   57           1,506
  Exelon Corp.                                                                                           25             928
  MDU Resources Group Inc.                                                                               32             837
  PG&E Corp. (b)                                                                                         55           1,684
                                                                                                                      4,955
ELECTRICAL COMPONENTS & EQUIPMENT - 0.6%
  Emerson Electric Co.                                                                                   17           1,040
  Energizer Holdings Inc. (b)                                                                             5             239
                                                                                                                      1,279
ELECTRONICS - 0.3%
  Parker Hannifin Corp.                                                                                   9             524


FOOD - 0.8%
  General Mills Inc.                                                                                     23           1,037
  H.J. Heinz Co.                                                                                         19             677
                                                                                                                      1,714
HEALTHCARE - 3.7%
  C.R. Bard Inc.                                                                                          2              85
  Johnson & Johnson                                                                                      86           4,850
  Laboratory Corp. of America Holdings (b)                                                               13             564
  Medtronic Inc.                                                                                         31           1,583
  Quest Diagnostics Inc.                                                                                  7             626
                                                                                                                      7,708
HOME FURNISHINGS - 1.0%
  Whirlpool Corp.                                                                                        35           2,115


INSURANCE - 5.3%
  ACE Ltd.                                                                                               52           2,071
  Allstate Corp.                                                                                         27           1,305
  Berkshire Hathaway Inc. - Class B (b)                                                                   -             632
  Chubb Corp.                                                                                            10             724
  Hartford Financial Services Group Inc.                                                                 19           1,189
  Lincoln National Corp.                                                                                  2             108
  MetLife Inc.                                                                                           25             951
  Radian Group Inc.                                                                                      14             661
  St. Paul Cos. Inc.                                                                                     43           1,426
  XL Capital Ltd.                                                                                        26           1,931
                                                                                                                     10,998
LEISURE TIME - 0.2%
  Brunswick Corp.                                                                                         7             325


MANUFACTURING - 6.1%
  General Electric Capital Corp.                                                                        209           7,018
  Ingersoll-Rand Co. - Class A                                                                           32           2,155
  Tyco International Ltd. (l)                                                                           112           3,440
                                                                                                                     12,613
MEDIA - 2.5%
  EchoStar Communications Corp. (b)                                                                      31             977
  Fox Entertainment Group Inc. (b)                                                                       49           1,359
  Viacom Inc. - Class B                                                                                  48           1,614
  Walt Disney Co.                                                                                        57           1,288
                                                                                                                      5,238
MINING - 0.8%
  Alcoa Inc.                                                                                             46           1,545


OFFICE & BUSINESS EQUIPMENT - 1.2%
  Xerox Corp. (b) (l)                                                                                   175           2,458


OIL & GAS PRODUCERS - 9.0%
  Amerada Hess Corp.                                                                                     11             970
  ChevronTexaco Corp.                                                                                   107           5,734
  Exxon Mobil Corp.                                                                                     204           9,859
  Marathon Oil Corp.                                                                                     50           2,048
                                                                                                                     18,611
PHARMACEUTICALS - 7.9%
  Abbott Laboratories                                                                                    86           3,647
  Bristol-Myers Squibb Co.                                                                               33             779
  Cardinal Health Inc.                                                                                   35           1,519
  Express Scripts Inc. - Class A (b)                                                                     26           1,699
  King Pharmaceuticals Inc. (b)                                                                          71             844
  Pfizer Inc.                                                                                           253           7,735
                                                                                                                     16,223
RETAIL - 4.9%
  Home Depot Inc.                                                                                        55           2,136
  J.C. Penney Co. Inc. (l)                                                                               13             466
  Lowe's Cos. Inc.                                                                                       16             875
  McDonald's Corp.                                                                                       75           2,094
  Office Depot Inc. (b)                                                                                 137           2,056
  Rite Aid Corp. (b)                                                                                    431           1,515
  Wal-Mart Stores Inc.                                                                                   19           1,033
                                                                                                                     10,175
SEMICONDUCTORS - 1.7%
  Intel Corp.                                                                                           179           3,587


SOFTWARE - 3.6%
  Automatic Data Processing Inc.                                                                         30           1,227
  Fiserv Inc. (b)                                                                                        36           1,251
  Microsoft Corp.                                                                                       128           3,542
  Oracle Corp. (b)                                                                                      129           1,451
                                                                                                                      7,471
TELECOMMUNICATIONS - 3.0%
  SBC Communications Inc.                                                                                61           1,593
  Verizon Communications Inc.                                                                           114           4,494
                                                                                                                      6,087
TELECOMMUNICATIONS EQUIPMENT - 0.7%
  Cisco Systems Inc. (b)                                                                                 79           1,428


TOBACCO - 3.6%
  Altria Group Inc.                                                                                     120           5,664
  Reynolds American Inc. (l)                                                                             25           1,673
                                                                                                                      7,337
TOYS & HOBBIES - 0.8%
  Mattel Inc.                                                                                            94           1,708


TRANSPORTATION - 1.1%
  Canadian National Railway Co.                                                                          26           1,259
  Union Pacific Corp.                                                                                    16             908
                                                                                                                      2,167
WIRELESS TELECOMMUNICATIONS - 1.2%
  Motorola Inc.                                                                                         135           2,428

  Total Common Stocks (cost $189,365)                                                                               202,802
SHORT TERM INVESTMENTS - 1.1%
MONEY MARKET FUNDS - 0.0%
  Dreyfus Cash Management Plus, 1.50% (a)                                                                 1               1


REPURCHASE AGREEMENT - 1.1%
  Repurchase Agreement with Goldman Sachs and Co.,
  1.85%, (Collateralized by $2,390 Federal Home Loan
  Bank Discount Corporation, due 04/05/08, market value
  $2,381) acquired on 09/30/04, due 10/01/04 at $2,330                                               $2,330           2,330

  Total Short Term Investments (cost $2,331)                                                                          2,331
TOTAL INVESTMENTS - 99.7% (COST $191,696)                                                                           205,133
-----------------------------------------

OTHER ASSETS AND LIABILITIES, NET - 0.3%                                                                                689
----------------------------------------

TOTAL NET ASSETS - 100%                                                                                            $205,822
-----------------------

JNL/S&P AGGRESSIVE GROWTH FUND I
MUTUAL FUNDS - 99.9%
AGGRESSIVE GROWTH - 37.6%
  JNL/AIM Large Cap Growth Fund                                                                         935         $10,072
  JNL/Alger Growth Fund                                                                                 671           9,437
  JNL/Alliance Capital Growth Fund                                                                      374           3,620
  JNL/Eagle SmallCap Equity Fund                                                                        340           5,930
  JNL/Lazard Mid Cap Value Fund                                                                         331           4,814
  JNL/Lazard Small Cap Value Fund                                                                       522           7,029
  JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund                                     1,755          14,149
  JNL/Oppenheimer Global Growth Fund                                                                  1,280          13,200
  JNL/Oppenheimer Growth Fund                                                                            27             215
  JNL/Select Large Cap Growth Fund                                                                      115           2,082
  JNL/T. Rowe Price Mid-Cap Growth Fund                                                                 422          11,045
                                                                                                                     81,593
GREATER OPPORTUNITY FOR STABILITY - 0.0%
  JNL/PPM America Money Market Fund                                                                      79              79


GROWTH - 33.3%
  JNL/Eagle Core Equity Fund                                                                          1,831          24,752
  JNL/Mellon Capital Management Energy Sector Fund                                                      133           2,398
  JNL/Mellon Capital Management International Index Fund                                              1,040          12,369
  JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund                                   175           1,933
  JNL/Select Global Growth Fund                                                                          80           1,392
  JNL/T. Rowe Price Established Growth Fund                                                           1,776          29,489
                                                                                                                     72,333
GROWTH & INCOME - 18.0%
  JNL/PPM America Value Fund                                                                            801          12,438
  JNL/T. Rowe Price Value Fund                                                                        2,152          26,711
                                                                                                                     39,149
INCOME - 11.0%
  JNL/PIMCO Total Return Bond Fund                                                                    1,114          13,525
  JNL/PPM America High Yield Bond Fund                                                                  454           4,127
  JNL/Salomon Brothers Strategic Bond Fund                                                              534           6,303
                                                                                                                     23,955
  Total Mutual Funds (cost $207,423)                                                                                217,109
TOTAL INVESTMENTS - 99.9% (COST $207,423)                                                                           217,109
-----------------------------------------

OTHER ASSETS AND LIABILITIES, NET - 0.1%                                                                                171
----------------------------------------

TOTAL NET ASSETS - 100%                                                                                            $217,280
-----------------------

JNL/S&P CONSERVATIVE GROWTH FUND I
MUTUAL FUNDS - 100.0%
AGGRESSIVE GROWTH - 21.3%
  JNL/AIM Large Cap Growth Fund                                                                       1,937         $20,867
  JNL/Alger Growth Fund                                                                               1,394          19,599
  JNL/Alliance Capital Growth Fund                                                                      541           5,234
  JNL/Lazard Mid Cap Value Fund                                                                          37             534
  JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund                                     3,676          29,627
  JNL/Oppenheimer Global Growth Fund                                                                  1,127          11,623
  JNL/Oppenheimer Growth Fund                                                                            97             773
  JNL/Select Large Cap Growth Fund                                                                      127           2,295
  JNL/T. Rowe Price Mid-Cap Growth Fund                                                               1,021          26,710
                                                                                                                    117,262
GREATER OPPORTUNITY FOR STABILITY - 5.2%
  JNL/PPM America Money Market Fund                                                                  28,461          28,461


GROWTH - 28.1%
  JNL/Eagle Core Equity Fund                                                                          4,019          54,339
  JNL/Mellon Capital Management International Index Fund                                              1,347          16,013
  JNL/Mellon Capital Management S&P 500 Index Fund                                                    2,610          25,942
  JNL/Select Global Growth Fund                                                                         149           2,585
  JNL/T. Rowe Price Established Growth Fund                                                           3,377          56,055
                                                                                                                    154,934
GROWTH & INCOME - 14.5%
  JNL/PPM America Value Fund                                                                          1,727          26,827
  JNL/T. Rowe Price Value Fund                                                                        4,286          53,189
                                                                                                                     80,016
INCOME - 30.9%
  JNL/Mellon Capital Management Bond Index Fund                                                       1,448          15,612
  JNL/PIMCO Total Return Bond Fund                                                                    5,117          62,125
  JNL/PPM America High Yield Bond Fund                                                                2,939          26,714
  JNL/Salomon Brothers Strategic Bond Fund                                                            4,225          49,901
  JNL/Salomon Brothers U.S. Government & Quality Bond Fund                                            1,323          15,575
                                                                                                                    169,927
  Total Mutual Funds (cost $526,146)                                                                                550,600
TOTAL INVESTMENTS - 100.0% (COST $526,146)                                                                          550,600
------------------------------------------

OTHER ASSETS AND LIABILITIES, NET - 0.0%                                                                              (145)
----------------------------------------

TOTAL NET ASSETS - 100%                                                                                            $550,455
-----------------------

JNL/S&P CORE INDEX 100 FUND
MUTUAL FUNDS - 97.8%
AGGRESSIVE GROWTH - 35.1%
  JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund                                     1,411         $11,373
  JNL/Mellon Capital Management S&P 400 MidCap Index Fund                                               190           2,252
  JNL/Mellon Capital Management Small Cap Index Fund                                                    227           2,681
                                                                                                                     16,306
GREATER OPPORTUNITY FOR STABILITY - 7.8%
  JNL/PPM America Money Market Fund                                                                   3,623           3,623


GROWTH - 33.4%
  JNL/Mellon Capital Management International Index Fund                                                391           4,653
  JNL/Mellon Capital Management S&P 500 Index Fund                                                    1,092          10,855
                                                                                                                     15,508
INCOME - 21.5%
  JNL/Mellon Capital Management Bond Index Fund                                                         926           9,984

  Total Mutual Funds (cost $41,098)                                                                                  45,421
TOTAL INVESTMENTS - 97.8% (COST $41,098)                                                                             45,421
----------------------------------------

OTHER ASSETS AND LIABILITIES, NET - 2.2%                                                                              1,033
----------------------------------------

TOTAL NET ASSETS - 100%                                                                                             $46,454
-----------------------

JNL/S&P CORE INDEX 50 FUND
MUTUAL FUNDS - 95.7%
AGGRESSIVE GROWTH - 41.2%
  JNL/AIM Large Cap Growth Fund                                                                          34            $365
  JNL/Alger Growth Fund                                                                                  25             345
  JNL/Eagle SmallCap Equity Fund                                                                         14             240
  JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund                                       227           1,828
  JNL/Mellon Capital Management S&P 400 MidCap Index Fund                                                51             604
  JNL/Mellon Capital Management Small Cap Index Fund                                                     41             480
  JNL/Oppenheimer Global Growth Fund                                                                     71             729
  JNL/T. Rowe Price Mid-Cap Growth Fund                                                                  24             623
                                                                                                                      5,214
GROWTH - 45.7%
  JNL/Eagle Core Equity Fund                                                                             51             695
  JNL/Mellon Capital Management Communications Sector Fund                                               27             123
  JNL/Mellon Capital Management Consumer Brands Sector Fund                                              11             118
  JNL/Mellon Capital Management Energy Sector Fund                                                        8             143
  JNL/Mellon Capital Management International Index Fund                                                 63             747
  JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund                                    11             117
  JNL/Mellon Capital Management S&P 500 Index Fund                                                      244           2,424
  JNL/Mellon Capital Management Technology Sector Fund                                                   20             110
  JNL/Select Global Growth Fund                                                                          21             360
  JNL/T. Rowe Price Established Growth Fund                                                              57             953
                                                                                                                      5,790
GROWTH & INCOME - 8.8%
  JNL/T. Rowe Price Value Fund                                                                           90           1,116

  Total Mutual Funds (cost $11,553)                                                                                  12,120
TOTAL INVESTMENTS - 95.7% (COST $11,553)                                                                             12,120
----------------------------------------

OTHER ASSETS AND LIABILITIES, NET - 4.3%                                                                                545
----------------------------------------

TOTAL NET ASSETS - 100%                                                                                             $12,665
-----------------------

JNL/S&P CORE INDEX 75 FUND
MUTUAL FUNDS - 97.1%
AGGRESSIVE GROWTH - 43.7%
  JNL/AIM Large Cap Growth Fund                                                                          57            $616
  JNL/Alger Growth Fund                                                                                  28             390
  JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund                                       536           4,323
  JNL/Mellon Capital Management S&P 400 MidCap Index Fund                                                69             819
  JNL/Mellon Capital Management Small Cap Index Fund                                                     69             815
  JNL/Oppenheimer Global Growth Fund                                                                    120           1,233
  JNL/T. Rowe Price Mid-Cap Growth Fund                                                                  40           1,052
                                                                                                                      9,248
GROWTH - 38.8%
  JNL/Eagle Core Equity Fund                                                                             44             589
  JNL/Mellon Capital Management Energy Sector Fund                                                       13             240
  JNL/Mellon Capital Management International Index Fund                                                106           1,259
  JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund                                    18             198
  JNL/Mellon Capital Management S&P 500 Index Fund                                                      515           5,123
  JNL/T. Rowe Price Established Growth Fund                                                              49             807
                                                                                                                      8,216
INCOME - 14.6%
  JNL/Mellon Capital Management Bond Index Fund                                                         287           3,096

  Total Mutual Funds (cost $19,471)                                                                                  20,560
TOTAL INVESTMENTS - 97.1% (COST $19,471)                                                                             20,560
----------------------------------------

OTHER ASSETS AND LIABILITIES, NET - 2.9%                                                                                610
----------------------------------------

TOTAL NET ASSETS - 100%                                                                                             $21,170
-----------------------

JNL/S&P EQUITY AGGRESSIVE GROWTH FUND I
MUTUAL FUNDS - 100.0%
AGGRESSIVE GROWTH - 40.1%
  JNL/AIM Large Cap Growth Fund                                                                         334          $3,596
  JNL/Alger Growth Fund                                                                                 200           2,807
  JNL/Alliance Capital Growth Fund                                                                       52             505
  JNL/Eagle SmallCap Equity Fund                                                                        169           2,940
  JNL/Lazard Mid Cap Value Fund                                                                         225           3,273
  JNL/Lazard Small Cap Value Fund                                                                       192           2,582
  JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund                                       223           1,799
  JNL/Oppenheimer Global Growth Fund                                                                    297           3,057
  JNL/Oppenheimer Growth Fund                                                                            14             108
  JNL/Select Large Cap Growth Fund                                                                       13             240
  JNL/T. Rowe Price Mid-Cap Growth Fund                                                                 144           3,770
                                                                                                                     24,677
GROWTH - 39.0%
  JNL/Eagle Core Equity Fund                                                                            419           5,664
  JNL/Mellon Capital Management Communications Sector Fund                                              133             603
  JNL/Mellon Capital Management Consumer Brands Sector Fund                                              55             576
  JNL/Mellon Capital Management Energy Sector Fund                                                       40             713
  JNL/Mellon Capital Management International Index Fund                                                310           3,681
  JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund                                    52             575
  JNL/Mellon Capital Management Technology Sector Fund                                                  100             541
  JNL/Select Global Growth Fund                                                                         163           2,839
  JNL/T. Rowe Price Established Growth Fund                                                             529           8,774
                                                                                                                     23,966
GROWTH & INCOME - 20.9%
  JNL/PPM America Value Fund                                                                            238           3,702
  JNL/T. Rowe Price Value Fund                                                                          739           9,171
                                                                                                                     12,873
  Total Mutual Funds (cost $57,563)                                                                                  61,516
TOTAL INVESTMENTS - 100.0% (COST $57,563)                                                                            61,516
-----------------------------------------

OTHER ASSETS AND LIABILITIES, NET - 0.0%                                                                                 10
----------------------------------------

TOTAL NET ASSETS - 100%                                                                                             $61,526
-----------------------

JNL/S&P EQUITY GROWTH FUND I
MUTUAL FUNDS - 100.0%
AGGRESSIVE GROWTH - 41.8%
  JNL/AIM Large Cap Growth Fund                                                                       1,015         $10,932
  JNL/Alger Growth Fund                                                                                 729          10,255
  JNL/Alliance Capital Growth Fund                                                                      191           1,853
  JNL/Eagle SmallCap Equity Fund                                                                        616          10,735
  JNL/Lazard Mid Cap Value Fund                                                                         801          11,645
  JNL/Lazard Small Cap Value Fund                                                                       697           9,386
  JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund                                     1,357          10,935
  JNL/Oppenheimer Global Growth Fund                                                                  1,287          13,266
  JNL/Oppenheimer Growth Fund                                                                            52             411
  JNL/Select Large Cap Growth Fund                                                                       34             613
  JNL/T. Rowe Price Mid-Cap Growth Fund                                                                 529          13,848
                                                                                                                     93,879
GREATER OPPORTUNITY FOR STABILITY - 0.1%
  JNL/PPM America Money Market Fund                                                                     282             282


GROWTH - 39.2%
  JNL/Eagle Core Equity Fund                                                                          1,989          26,891
  JNL/Mellon Capital Management Energy Sector Fund                                                      144           2,596
  JNL/Mellon Capital Management International Index Fund                                              1,129          13,424
  JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund                                   190           2,098
  JNL/Mellon Capital Management Technology Sector Fund                                                  365           1,980
  JNL/Select Global Growth Fund                                                                         504           8,751
  JNL/T. Rowe Price Established Growth Fund                                                           1,929          32,020
                                                                                                                     87,760
GROWTH & INCOME - 18.9%
  JNL/PPM America Value Fund                                                                            869          13,494
  JNL/T. Rowe Price Value Fund                                                                        2,335          28,981
                                                                                                                     42,475
  Total Mutual Funds (cost $211,045)                                                                                224,396
TOTAL INVESTMENTS - 100.0% (COST $211,045)                                                                          224,396
------------------------------------------

OTHER ASSETS AND LIABILITIES, NET - 0.0%                                                                                 45
----------------------------------------

TOTAL NET ASSETS - 100%                                                                                            $224,441
-----------------------

JNL/S&P MODERATE GROWTH FUND I
MUTUAL FUNDS - 99.9%
AGGRESSIVE GROWTH - 30.7%
  JNL/AIM Large Cap Growth Fund                                                                       3,003         $32,346
  JNL/Alger Growth Fund                                                                               2,161          30,378
  JNL/Alliance Capital Growth Fund                                                                      878           8,498
  JNL/Eagle SmallCap Equity Fund                                                                        912          15,899
  JNL/Lazard Mid Cap Value Fund                                                                       1,269          18,447
  JNL/Lazard Small Cap Value Fund                                                                     1,954          26,324
  JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund                                     5,849          47,145
  JNL/Oppenheimer Global Growth Fund                                                                  3,417          35,231
  JNL/Oppenheimer Growth Fund                                                                           123             973
  JNL/Select Large Cap Growth Fund                                                                      252           4,538
  JNL/T. Rowe Price Mid-Cap Growth Fund                                                               1,650          43,176
                                                                                                                    262,955
GREATER OPPORTUNITY FOR STABILITY - 3.0%
  JNL/PPM America Money Market Fund                                                                  25,732          25,732


GROWTH - 29.0%
  JNL/Eagle Core Equity Fund                                                                          6,232          84,250
  JNL/Mellon Capital Management International Index Fund                                              4,176          49,647
  JNL/Mellon Capital Management S&P 500 Index Fund                                                    1,619          16,089
  JNL/Select Global Growth Fund                                                                         226           3,920
  JNL/T. Rowe Price Established Growth Fund                                                           5,711          94,805
                                                                                                                    248,711
GROWTH & INCOME - 14.5%
  JNL/PPM America Value Fund                                                                          2,679          41,601
  JNL/T. Rowe Price Value Fund                                                                        6,646          82,476
                                                                                                                    124,077
INCOME - 22.7%
  JNL/Mellon Capital Management Bond Index Fund                                                       1,498          16,150
  JNL/PIMCO Total Return Bond Fund                                                                    6,378          77,431
  JNL/PPM America High Yield Bond Fund                                                                2,736          24,867
  JNL/Salomon Brothers Strategic Bond Fund                                                            5,052          59,667
  JNL/Salomon Brothers U.S. Government & Quality Bond Fund                                            1,369          16,111
                                                                                                                    194,226
  Total Mutual Funds (cost $813,752)                                                                                855,701
TOTAL INVESTMENTS - 99.9% (COST $813,752)                                                                           855,701
-----------------------------------------

OTHER ASSETS AND LIABILITIES, NET - 0.1%                                                                                751
----------------------------------------

TOTAL NET ASSETS - 100%                                                                                            $856,452
-----------------------

JNL/S&P VERY AGGRESSIVE GROWTH FUND I
MUTUAL FUNDS - 99.4%
AGGRESSIVE GROWTH - 40.1%
  JNL/AIM Large Cap Growth Fund                                                                         382          $4,117
  JNL/Alger Growth Fund                                                                                 228           3,207
  JNL/Alliance Capital Growth Fund                                                                       59             571
  JNL/Eagle SmallCap Equity Fund                                                                        116           2,017
  JNL/Lazard Mid Cap Value Fund                                                                         258           3,751
  JNL/Lazard Small Cap Value Fund                                                                       270           3,640
  JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund                                       256           2,060
  JNL/Oppenheimer Global Growth Fund                                                                    342           3,523
  JNL/Oppenheimer Growth Fund                                                                            19             154
  JNL/Select Large Cap Growth Fund                                                                       14             255
  JNL/T. Rowe Price Mid-Cap Growth Fund                                                                 195           5,097
                                                                                                                     28,392
GROWTH - 38.5%
  JNL/Eagle Core Equity Fund                                                                            479           6,477
  JNL/Mellon Capital Management Communications Sector Fund                                              152             689
  JNL/Mellon Capital Management Consumer Brands Sector Fund                                              63             659
  JNL/Mellon Capital Management Energy Sector Fund                                                       46             819
  JNL/Mellon Capital Management International Index Fund                                                295           3,513
  JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund                                    60             658
  JNL/Mellon Capital Management Technology Sector Fund                                                  114             618
  JNL/Select Global Growth Fund                                                                         219           3,808
  JNL/T. Rowe Price Established Growth Fund                                                             605          10,039
                                                                                                                     27,280
GROWTH & INCOME - 20.8%
  JNL/PPM America Value Fund                                                                            273           4,239
  JNL/T. Rowe Price Value Fund                                                                          846          10,505
                                                                                                                     14,744
  Total Mutual Funds (cost $65,771)                                                                                  70,416
TOTAL INVESTMENTS - 99.4% (COST $65,771)                                                                             70,416
----------------------------------------

OTHER ASSETS AND LIABILITIES, NET - 0.6%                                                                                452
----------------------------------------

TOTAL NET ASSETS - 100%                                                                                             $70,868
-----------------------

JNL/SALOMON BROTHERS BALANCED FUND
SHORT TERM INVESTMENTS - 10.0%
MONEY MARKET FUNDS - 10.0%
  Dreyfus Cash Management Plus, 1.50% (a)                                                               644            $644
  Dreyfus Government Cash Management, 1.43% (a)                                                         644             644
                                                                                                                      1,288

  Total Short Term Investments (cost $644)                                                                            1,288

TOTAL INVESTMENTS - 10.0% (COST $644)                                                                                 1,288
-------------------------------------

OTHER ASSETS AND LIABILITIES, NET - 90.0%                                                                            11,580
-----------------------------------------

TOTAL NET ASSETS - 100%                                                                                             $12,868
-----------------------

JNL/SALOMON BROTHERS HIGH YIELD BOND FUND
COMMON STOCKS - 4.9%
COMPUTERS - 0.0%
  Axiohm Transaction Solutions Inc. (b)                                                                   1              $-


FOOD - 0.1%
  VFB LLC. (b)                                                                                           79               9


HOME FURNISHINGS - 0.0%
  Mattress Disounter Restricted (b)                                                                       1               -


HOUSEHOLD PRODUCTS - 0.1%
  ContinentalAFA Dispensing Co. (b)                                                                       4              13


MEDIA - 0.6%
  UnitedGlobalCom Inc. (b) (l)                                                                           10              74


TELECOMMUNICATIONS - 2.5%
  NTL Inc. (b)                                                                                            3             215
  Telewest Global Inc. (b) (l)                                                                           10             115
                                                                                                                        330
WIRELESS TELECOMMUNICATIONS - 1.6%
  Spectrasite Inc. (b)                                                                                    4             206

  Total Common Stocks (cost $988)                                                                                       632
PREFERRED STOCKS - 0.6%
WIRELESS TELECOMMUNICATIONS - 0.6%
  Alamosa Holdings Inc., 7.50% (b)                                                                        -              74

  Total Preferred Stocks (cost $38)                                                                                      74
WARRANTS - 0.1%
RETAIL - 0.0%
  Mattress Discounters Corp., Strike Price $0.01, Expiring 07/15/07                                       -               -


TEXTILES - 0.0%
  Pillowtex Corp., Strike Price $28.99, Expiring 11/24/09 (l)                                             1               -


WIRELESS TELECOMMUNICATIONS - 0.1%
  American Tower Corp., Strike Price $0.01, Expiring 08/01/08                                             -               7

  Total Warrants (cost $2)                                                                                                7
CORPORATE BONDS - 91.9%
ADVERTISING - 1.9%
  R.H. Donnelley Finance Corp. I, 10.875%, 12/15/12 (e) (l)                                             $75              91
  SITEL Corp., 9.25%, 03/15/06                                                                          150             150
                                                                                                                        241
AEROSPACE & DEFENSE - 1.9%
  L-3 Communications Corp., 7.625%, 06/15/12                                                            150             165
  Sequa Corp., 9.00%, 08/01/09                                                                           75              83
  Stellex Aerostructures Inc., 9.50%, 11/01/07 (i)                                                      125               -
                                                                                                                        248
AIRLINES - 0.5%
  Continental Airlines Inc., 7.25%, 11/01/05                                                             25              23
  Continental Airlines Inc., 6.541%, 09/15/08                                                            46              39
                                                                                                                         62
APPAREL - 0.6%
  Levi Strauss & Co., 11.625%, 01/15/08 (l)                                                              80              83


AUTO PARTS & EQUIPMENT - 0.8%
  Breed Technologies Inc., 9.25%, 04/15/08 (i)                                                          100               -
  Keystone Automotive Operations Inc., 9.75%, 11/01/13                                                   50              54
  TRW Automotive Inc, 9.375%, 02/15/13                                                                   45              51
                                                                                                                        105
CHEMICALS - 9.5%
  Applied Extrusion Technologies Inc., 10.75%, 07/01/11 (i) (l)                                         150              89
  Borden Chemicals & Plastic, 9.50%, 05/01/05 (i)                                                        85               -
  Compass Minerals Group Inc., 10.00%, 08/15/11                                                          75              84
  Equistar Chemicals LP, 10.625%, 05/01/11                                                               75              86
  ETHYL Corp., 8.875%, 05/01/10                                                                          95             103
  FMC Corp., 7.75%, 07/01/11                                                                             75              80
  Huntsman ICI Chemicals, 10.125%, 07/01/09                                                              75              79
  ISP Chemco Inc., 10.25%, 07/01/11                                                                     100             112
  Lyondell Chemical Co, 11.125%, 07/15/12                                                               100             116
  Millennium America Inc., 9.25%, 06/15/08 (l)                                                           65              72
  Resolution Performance Products LLC, 8.00%, 12/15/09                                                  100             103
  Rhodia SA, 7.625%, 06/01/10 (l)                                                                       100              92
  United Industries Corp., 9.875%, 04/01/09                                                             150             156
  Westlake Chemical Corp., 8.75%, 07/15/11                                                               48              53
                                                                                                                      1,225
COMMERCIAL SERVICES - 1.5%
  Allied Security Escrow Corp., 11.375%, 07/15/11 (e)                                                    25              26
  Brand Services Inc., 12.00%, 10/15/12                                                                  75              85
  Iron Mountain Inc., 8.625%, 04/01/13                                                                   25              27
  Mail-Well I Corp., 9.625%, 03/15/12                                                                    50              56
                                                                                                                        194
DISTRIBUTION & WHOLESALE - 0.6%
  Wesco Distribution Inc., 9.125%, 06/01/08                                                              75              77


DIVERSIFIED FINANCIAL SERVICES - 1.8%
  Airplanes Pass-Through Trust, 10.875%, 03/15/12 (i)                                                   123               -
  Alamosa Delaware Inc., (Step-Up Bond), 12.00, 07/31/09 (d) (l)                                        102             105
  BCP Caylux Holdings Luxembourg SCA, 9.625%, 06/15/14 (e) (l)                                           50              54
  Contifinancial Corp. Liquidating Trust, 06/15/00                                                      115               2
  Sensus Metering Systems Inc., 8.625%, 12/15/13                                                         75              77
                                                                                                                        238
ELECTRIC - 8.9%
  AES Corp, 9.375%, 09/15/10 (l)                                                                         50              56
  AES Corp., 8.75%, 06/15/08                                                                             50              54
  AES Corp., 8.875%, 02/15/11 (l)                                                                        25              28
  Allegheny Energy Supply, 10.25%, 11/15/07 (e)                                                          75              86
  BRL Universal Equipment, 8.875%, 02/15/08                                                             150             160
  Calpine Canada Energy Finance ULC, 8.50%, 05/01/08 (l)                                                 25              17
  Calpine Corp., 8.75%, 07/15/07 (l)                                                                     25              20
  Calpine Corp., 8.50%, 07/15/10 (e) (l)                                                                100              77
  Calpine Corp., 8.75%, 07/15/13                                                                         40              33
  Edison Mission Energy Corp., 7.73%, 06/15/09                                                          125             131
  Mirant Americas Generation Inc., 7.625%, 05/01/06 (i)                                                  50              44
  Mirant Americas Generation Inc., 9.125%, 05/01/31 (i)                                                 100              88
  NRG Energy Inc, 8.00%, 12/15/13 (e)                                                                   175             187
  Reliant Energy Inc., 9.50%, 07/15/13                                                                  150             163
                                                                                                                      1,144
ELECTRICAL COMPONENTS & EQUIPMENT - 0.7%
  Motors And Gears Inc., 10.75%, 11/15/06                                                               100              93


ELECTRONICS - 0.3%
  Muzak LLC, 10.00%, 02/15/09                                                                            50              44


ENTERTAINMENT - 2.4%
  Argosy Gaming Co., 7.00%, 01/15/14                                                                    100             103
  Isle of Capri Casinos Inc., 7.00%, 03/01/14                                                           100             101
  Pinnacle Entertainment Inc., 8.75%, 10/01/13 (l)                                                       75              77
  Six Flags Inc., 9.625%, 06/01/14                                                                       25              23
                                                                                                                        304
ENVIRONMENTAL CONTROL - 2.1%
  Allied Waste Industries Inc., 9.25%, 09/01/12                                                         100             111
  Allied Waste North America, 7.375%, 04/15/14 (l)                                                       75              72
  Imco Recycling Inc, 10.375%, 10/15/10                                                                  75              83
  Safety-Kleen Services, 9.25%, 06/01/08 (i)                                                            125               -
                                                                                                                        266
FOOD - 1.6%
  Ahold Lease USA Inc., 7.82%, 01/02/20                                                                  47              50
  Doane Pet Care Co, 10.75%, 03/01/10                                                                   100             107
  Nash Finch Co., 8.50%, 05/01/08 (l)                                                                    50              51
                                                                                                                        208
FOREST PRODUCTS & PAPER - 2.7%
  Abitibi-Consolidated Inc., 8.85%, 08/01/30                                                             75              74
  Bowater Inc., 6.50%, 06/15/13 (l)                                                                     100              97
  Buckeye Technologies Inc., 9.25%, 09/15/08                                                             50              50
  Buckeye Technologies Inc., 8.00%, 10/15/10                                                             25              25
  Tembec Industries Inc., 8.625%, 06/30/09 (l)                                                          100             102
                                                                                                                        348
HEALTHCARE - 3.8%
  Ameripath Inc., 10.50%, 04/01/13 (l)                                                                   75              77
  Extendicare Health Services Inc., 9.50%, 07/01/10                                                      75              84
  Insight Health Services Corp., 9.875%, 11/01/11 (l)                                                    50              50
  Psychiatric Solutions Inc, 10.625%, 06/15/13                                                           75              85
  Sola International Inc., 6.875%, 03/15/08                                                              75              77
  Tenet Healthcare Corp., 7.375%, 02/01/13                                                              125             117
                                                                                                                        490
HOLDING COMPANIES - DIVERSIFIED - 0.7%
  JSG Funding Plc, 9.625%, 10/01/12                                                                      75              84


HOME FURNISHINGS - 0.2%
  Applica Inc., 10.00%, 07/31/08                                                                         21              21


INTERNET - 0.6%
  FTD Inc., 7.75%, 02/15/14                                                                              75              75


IRON & STEEL - 1.2%
  AK Steel Corp., 7.875%, 02/15/09 (l)                                                                   75              74
  Ispat Inland ULC, 9.75%, 04/01/14                                                                      75              83
                                                                                                                        157
LEISURE TIME - 2.4%
  AMF Bowling Worldwide Inc., 10.00%, 03/01/10 (e)                                                      100             106
  Icon Health & Fitness Corp., 11.25%, 04/01/12                                                          75              80
  Leslie's Poolmart Inc., 10.375%, 07/15/08                                                             125             128
                                                                                                                        314
LODGING - 3.5%
  John Q Hammons Hotels LP, 8.875%, 05/15/12                                                            100             112
  Park Place Entertainment Corp., 8.875%, 09/15/08                                                      100             114
  Prime Hospitality Corp., 8.375%, 05/01/12                                                              50              57
  Sun International Hotels Ltd., 8.875%, 08/15/11                                                        50              55
  Venetian Casino Resort LLC, 11.00%, 06/15/10                                                          100             115
                                                                                                                        453
MACHINERY - 1.1%
  Case New Holland Inc., 9.25%, 08/01/11 (e)                                                             50              56
  NMHG Holding Co., 10.00%, 05/15/09                                                                     75              83
                                                                                                                        139
MANUFACTURING - 0.4%
  Invensys Plc, 9.875%, 03/15/11 (e) (l)                                                                 50              50

MEDIA - 10.3%
  Cablevision Systems Corp., 8.00%, 04/15/12 (e) (l)                                                     50              52
  Charter Communications Holdings LLC, 10.75%, 10/01/09                                                  75              62
  Charter Communications Holdings LLC, 10.00%, 05/15/11                                                 350             270
  CSC Holdings Inc., 10.50%, 05/15/16 (l)                                                               125             142
  Dex Media East LLC, 9.875%, 11/15/09                                                                   50              58
  Dex Media Inc., 0.00%, 11/15/13 (e)                                                                   200             147
  Dex Media West LLC, 9.875%, 08/15/13                                                                   97             114
  DirecTV Holdings LLC, 8.375%, 03/15/13                                                                100             114
  Lodgenet Entertainment Corp., 9.50%, 06/15/13                                                          75              82
  Mediacom Broadband LLC, 11.00%, 07/15/13                                                               50              53
  Nextmedia Operating Inc., 10.75%, 07/01/11                                                            125             141
  Radio One Inc., 8.875%, 07/01/11                                                                       25              28
  Rogers Cable Inc., 8.75%, 05/01/32                                                                     25              26
  Yell Finance BV, (Step-Up Bond), 13.50, 08/01/11 (d) (l)                                               33              31
                                                                                                                      1,320
OIL & GAS PRODUCERS - 1.5%
  Magnum Hunter Resources Inc., 9.60%, 03/15/12                                                          81              92
  Vintage Petroleum Inc., 7.875%, 05/15/11 (l)                                                          100             107
                                                                                                                        199
PACKAGING & CONTAINERS - 5.2%
  Anchor Glass Container Corp., 11.00%, 02/15/13                                                         75              86
  Berry Plastics Corp., 10.75%, 07/15/12                                                                125             141
  Plastipak Holdings Inc., 10.75%, 09/01/11                                                             100             112
  Pliant Corp, 11.125%, 09/01/09                                                                         25              26
  Radnor Holdings Corp, 11.00%, 03/15/10                                                                100              84
  Stone Container Corp., 9.75%, 02/01/11                                                                125             138
  Tekni-Plex Inc., 12.75%, 06/15/10                                                                     100              83
                                                                                                                        670
PHARMACEUTICALS - 1.0%
  Aaipharma Inc., (Step-Up Bond), , 04/01/10 (d) (l)                                                     75              48
  Vicar Operating Inc., 9.875%, 12/01/09                                                                 75              83
                                                                                                                        131
PIPELINES - 4.6%
  Dynegy Holdings Inc., 9.875%, 07/15/10 (e)                                                             50              57
  Dynegy Holdings Inc., 7.125%, 05/15/18                                                                 25              22
  Dynegy Holdings Inc., 7.625%, 10/15/26                                                                125             108
  El Paso Corp., 7.75%, 01/15/32                                                                        150             131
  Williams Cos. Inc., 7.625%, 07/15/19 (l)                                                               50              55
  Williams Cos. Inc., 7.875%, 09/01/21                                                                  200             221
                                                                                                                        594
REAL ESTATE - 1.1%
  Felcor Lodging LP, 10.00%, 09/15/08                                                                     3               3
  Host Marriott Corp., 7.875%, 08/01/08 (l)                                                               7               7
  Host Marriott LP, 8.375%, 02/15/06                                                                     50              53
  Host Marriott LP, 7.125%, 11/01/13                                                                     25              26
  MeriStar Hospitality Operating Partnership LP, 10.50%, 06/15/09                                        50              55
                                                                                                                        144
RETAIL - 5.5%
  Buffets Inc., 11.25%, 07/15/10                                                                         75              80
  Cole National Group Inc., 8.625%, 08/15/07                                                             75              76
  Eye Care Centers of America, 9.125%, 05/01/08                                                          75              75
  Finlay Fine Jewelry Corp., 8.375%, 06/01/12 (e)                                                        50              54
  Home Interiors & Gifts Inc., 10.125%, 06/01/08 (l)                                                    175             151
  Jafra Cosmetics International Inc., 10.75%, 05/15/11                                                  100             113
  Rite Aid Corp., 11.25%, 07/01/08 (l)                                                                   75              82
  Saks Inc., 7.375%, 02/15/19                                                                            75              75
                                                                                                                        706
TELECOMMUNICATIONS - 3.3%
  Insight Midwest Capital Inc., 9.75%, 10/01/09 (l)                                                      75              78
  Insight Midwest Capital Inc., 10.50%, 11/01/10                                                         25              27
  Qwest Services Corp., 13.50%, 12/15/10 (e)                                                            225             263
  Qwest Services Corp., 14.00%, 12/15/14 (e) (l)                                                         50              61
                                                                                                                        429
TELECOMMUNICATIONS EQUIPMENT - 1.5%
  Lucent Technologies Inc., 6.45%, 03/15/29 (l)                                                         175             142
  Nortel Networks Ltd., 6.125%, 02/15/06 (l)                                                             50              51
                                                                                                                        193
TRANSPORTATION - 0.0%
  Holt Group, 9.75%, 01/15/06 (i)                                                                       125               -


WIRELESS TELECOMMUNICATIONS - 6.2%
  American Tower Corp., 9.375%, 02/01/09                                                                 49              52
  Crown Castle International Corp., 9.375%, 08/01/11 (l)                                                175             201
  Nextel Communications Inc., 7.375%, 08/01/15                                                          175             188
  SBA Communications Corp., 10.25%, 02/01/09 (l)                                                        150             161
  SBA Telecommunications Inc., 0.00%, 12/15/11                                                           50              41
  Spectrasite Inc, 8.25%, 05/15/10                                                                       50              54
  UbiquiTel Operating Co., 9.875%, 03/01/11                                                             100             103
                                                                                                                        800
  Total Corporate Bonds (cost $11,923)                                                                               11,849
SHORT TERM INVESTMENTS - 0.5%
MONEY MARKET FUNDS - 0.5%
  Dreyfus Cash Management Plus, 1.50% (a)                                                                58              58

  Total Short Term Investments (cost $58)                                                                                58
TOTAL INVESTMENTS - 98.0% (COST $13,009)                                                                             12,620
----------------------------------------

OTHER ASSETS AND LIABILITIES, NET - 2.0%                                                                                254
----------------------------------------

TOTAL NET ASSETS - 100%                                                                                             $12,874
-----------------------

JNL/SALOMON BROTHERS STRATEGIC BOND FUND
COMMON STOCKS - 0.5%
COMPUTERS - 0.0%
  Axiohm Transaction Solutions Inc. (b)                                                                   1              $-


FOOD - 0.0%
  VFB LLC. (b)                                                                                           79               9


HOUSEHOLD PRODUCTS - 0.0%
  ContinentalAFA Dispensing Co. (b)                                                                       9              26


MEDIA - 0.1%
  UnitedGlobalCom Inc. (b) (l)                                                                           29             215


TELECOMMUNICATIONS - 0.3%
  NTL Inc. (b)                                                                                            8             522
  Telewest Global Inc. (b)                                                                               12             138
                                                                                                                        660
WIRELESS TELECOMMUNICATIONS - 0.1%
  Spectrasite Inc. (b)                                                                                    6             278

  Total Common Stocks (cost $1,285)                                                                                   1,188
PREFERRED STOCKS - 0.1%
HOLDING COMPANIES - DIVERSIFIED - 0.0%
  TCR Holdings - Class B (b)                                                                              -               -
  TCR Holdings - Class C (b)                                                                              -               -
  TCR Holdings - Class D (b)                                                                              1               -
  TCR Holdings - Class E (b)                                                                              1               -
                                                                                                                          -
WIRELESS TELECOMMUNICATIONS - 0.1%
  Alamosa Holdings Inc., 7.50% (b)                                                                        -             185

  Total Preferred Stocks (cost $99)                                                                                     185
RIGHTS - 0.0%
SOVEREIGN - 0.0%
  Venezuela Par Rights, 04/15/20                                                                          4               -

  Total Rights (cost $0)                                                                                                  -
WARRANTS - 0.0%
TEXTILES - 0.0%
  Pillowtex Corp., Strike Price $28.99, Expiring 11/24/09 (l)                                             -               -


WIRELESS TELECOMMUNICATIONS - 0.0%
  American Tower Corp., Strike Price $0.01, Expiring 08/01/08                                             -              27

  Total Warrants (cost $9)                                                                                               27
CORPORATE BONDS - 33.3%
ADVERTISING - 0.2%
  Advanstar Communications Inc., 10.75%, 08/15/10                                                      $175             194
  Interep National Radio Sales Inc., 10.00%, 07/01/08                                                   100              78
  R.H. Donnelley Finance Corp. I, 10.875%, 12/15/12 (e)                                                 175             212
  SITEL Corp., 9.25%, 03/15/06                                                                          150             150
                                                                                                                        634
AEROSPACE & DEFENSE - 0.2%
  Alliant Techsystems Inc., 8.50%, 05/15/11                                                             125             136
  Argo-Tech Corp., 9.25%, 06/01/11 (e)                                                                  175             188
  L-3 Communications Corp., 7.625%, 06/15/12                                                            200             220
  Sequa Corp., 9.00%, 08/01/09                                                                          125             137
                                                                                                                        681
AGRICULTURE - 0.1%
  Hines Nurseries Inc., 10.25%, 10/01/11                                                                200             212


AIRLINES - 0.1%
  Continental Airlines Inc., 7.25%, 11/01/05                                                            100              91
  Continental Airlines Inc., 6.541%, 09/15/08                                                           118             102
                                                                                                                        193
APPAREL - 0.1%
  Levi Strauss & Co., 7.00%, 11/01/06 (l)                                                                50              50
  Levi Strauss & Co., 11.625%, 01/15/08 (l)                                                              70              72
  Levi Strauss & Co., 12.25%, 12/15/12 (l)                                                              180             191
                                                                                                                        313
ASSET BACKED SECURITIES - 5.0%
  Amortizing Residential Collateral Trust, 2.62%, 08/25/32 (g)                                          750             753
  Argent NIM Trust, 4.70%, 07/25/34 (e)                                                                 842             842
  Asset Backed Securities Corp. Home Equity Loan, 3.14%, 04/15/33 (g)                                   500             507
  Bayview Financial Acquisition Trust, 2.55%, 08/25/36 (e) (g)                                        1,000             992
  Bear Stearns Asset Backed Securities, 6.50%, 01/25/34 (e)                                             220             222
  Bear Stearns Asset Backed Securities, 5.00%, 05/25/34 (e)                                             372             371
  Bear Stearns Asset Backed Securities, 5.25%, 08/25/34 (e)                                             524             524
  Commercial Mortgage Asset Trust, 7.35%, 01/17/32                                                      400             474
  Commercial Mortgage Pass-thru Trust, 2.10%, 11/15/15 (e) (g)                                          480             483
  Countrywide Asset-Backed Certificates, 2.55%, 06/25/34                                                640             640
  Countrywide Asset-Backed Certificates, 5.50%, 10/25/35 (e)                                            507             507
  CS First Boston Mortgage Securities Corp., 2.52%, 09/25/31 (g)                                        500             502
  First Consumers Master Trust, 5.80%, 12/15/05 (e)                                                      13              13
  First Consumers Master Trust, 1.41%, 09/15/08 (g)                                                     958             934
  Green Tree Financial Corp., 7.07%, 01/15/29                                                           897             958
  Merit Securities Corp., 2.60%, 09/28/32 (e) (g)                                                     1,100           1,060
  Metris Master Trust, 2.68%, 08/20/08 (g)                                                              200             200
  Metris Master Trust, 2.36%, 11/20/09 (g)                                                              700             694
  Mid-State Trust, 7.34%, 07/01/35                                                                      445             479
  Novastar Home Equity Loan, 2.075%, 06/25/34                                                           450             451
  Novastar Home Equity Loan, 2.92%, 02/25/34                                                            220             225
  Residential Asset Securities Corp., 2.50%, 04/25/32 (g)                                               500             502
  Sail Net Interest Margin Notes, 6.75%, 11/27/33 (e)                                                   103             102
  Sail Net Interest Margin Notes, 7.75%, 04/27/33 (e)                                                    53              54
  Sail Net Interest Margin Notes, 5.00%, 04/27/34 (e)                                                   522             521
                                                                                                                     13,010
AUTO PARTS & EQUIPMENT - 0.2%
  Breed Technologies Inc., 9.25%, 04/15/08 (i)                                                          250               -
  Eagle-Picher Industries Inc., 9.75%, 09/01/13                                                         200             204
  Tenneco Automotive Inc., 10.25%, 07/15/13                                                             100             114
  TRW Automotive Inc, 9.375%, 02/15/13                                                                  179             205
                                                                                                                        523
BANKS - 0.9%
  Bank of America Corp., 4.875%, 09/15/12                                                               525             535
  Corp. Andina De Fomento CAF, 6.875%, 03/15/12                                                         550             619
  Standard Chartered Bank, 8.00%, 05/30/31 (e) (f)                                                      855           1,072
                                                                                                                      2,226
BUILDING MATERIALS - 0.1%
  Associated Materials Inc., 0.00%, 03/01/14 (e)                                                        350             255
  THL Buildco Inc., 8.50%, 09/01/14 (e)                                                                 100             104
                                                                                                                        359
CHEMICALS - 1.3%
  Applied Extrusion Technologies Inc., 10.75%, 07/01/11 (i) (l)                                         100              59
  Borden Chemicals & Plastic, 9.50%, 05/01/05 (i)                                                       140               -
  Compass Minerals Group Inc., 10.00%, 08/15/11                                                         150             168
  Equistar Chemicals LP, 10.625%, 05/01/11                                                              175             200
  ETHYL Corp., 8.875%, 05/01/10                                                                         225             243
  FMC Corp., 10.25%, 11/01/09                                                                           150             175
  Huntsman ICI Chemicals, 10.125%, 07/01/09 (l)                                                         250             263
  Huntsman International LLC, 9.875%, 03/01/09 (l)                                                      100             110
  ISP Chemco Inc., 10.25%, 07/01/11                                                                     225             251
  Lyondell Chemical Co, 11.125%, 07/15/12                                                               225             261
  Methanex Corp., 8.75%, 08/15/12 (l)                                                                   175             201
  Millennium America Inc., 9.25%, 06/15/08                                                              250             276
  Resolution Performance Products LLC, 9.50%, 04/15/10 (l)                                              100             103
  Resolution Performance Products LLC, 13.50%, 11/15/10 (l)                                             175             170
  Rhodia SA, 7.625%, 06/01/10 (l)                                                                       225             210
  United Industries Corp., 9.875%, 04/01/09                                                             325             340
  Westlake Chemical Corp., 8.75%, 07/15/11                                                              131             146
                                                                                                                      3,176
COMMERCIAL SERVICES - 0.3%
  Allied Security Escrow Corp., 11.375%, 07/15/11 (e)                                                    75              79
  Brand Services Inc., 12.00%, 10/15/12                                                                 100             114
  Cenveo Corp., 7.875%, 12/01/13                                                                        175             170
  Iron Mountain Inc., 8.625%, 04/01/13                                                                  175             190
  Mail-Well I Corp., 9.625%, 03/15/12                                                                    75              82
                                                                                                                        635
COMPUTERS - 0.1%
  Seagate Technology HDD Holdings, 8.00%, 05/15/09 (l)                                                  125             133


DISTRIBUTION & WHOLESALE - 0.1%
  Wesco Distribution Inc., 9.125%, 06/01/08                                                             200             206


DIVERSIFIED FINANCIAL SERVICES - 4.5%
  Airplanes Pass-Through Trust, 10.875%, 03/15/12 (i)                                                   247               -
  Alamosa Delaware Inc., 11.00%, 07/31/10                                                               161             182
  Athena Neurosciences Finance LLC, 7.25%, 02/21/08                                                     125             127
  BCP Caylux Holdings Luxembourg SCA, 9.625%, 06/15/14 (e) (l)                                          150             162
  Borden US Finance Corp., 9.00%, 07/15/14 (e)                                                           75              79
  Capital One Financial Corp., 7.25%, 05/01/06                                                          800             849
  CIT Group Inc., 7.75%, 04/02/12                                                                       925           1,095
  Contifinancial Corp. Liquidating Trust, 06/15/00                                                      230               5
  Countrywide Home Loans Inc, 4.00%, 03/22/11 (f)                                                     1,125           1,093
  Ford Motor Credit Co., 7.875%, 06/15/10                                                               375             418
  General Electric Capital Corp, 6.00%, 06/15/12 (f)                                                  1,250           1,373
  General Motors Acceptance Corp., 6.875%, 09/15/11 (f)                                               1,025           1,075
  Hollinger Participation Trust, 12.125%, 11/15/10 (e)                                                  225             257
  Household Finance Corp., 6.375%, 11/27/12 (f)                                                         975           1,080
  Huntsman ADV Materials, 11.00%, 07/15/10 (e)                                                          200             232
  International Lease Finance Corp., 4.375%, 11/01/09 (l)                                               325             328
  JPMorgan Chase & Co., 6.625%, 03/15/12                                                                700             786
  MBNA Corp., 4.625%, 09/15/08 (l)                                                                      675             690
  Morgan Stanley Dean Witter & Co., 6.60%, 04/01/12                                                   1,000           1,115
  Riddell Bell Holdings Inc., 8.375%, 10/01/12 (e)                                                      125             127
  Sensus Metering Systems Inc., 8.625%, 12/15/13                                                        250             254
                                                                                                                     11,327
ELECTRIC - 1.9%
  AES Corp, 9.375%, 09/15/10 (l)                                                                        125             141
  AES Corp., 9.50%, 06/01/09 (l)                                                                         50              56
  AES Corp., 7.75%, 03/01/14 (l)                                                                        175             181
  Allegheny Energy Supply, 10.25%, 11/15/07 (e)                                                         250             286
  BRL Universal Equipment, 8.875%, 02/15/08                                                              75              80
  Calpine Canada Energy Finance ULC, 8.50%, 05/01/08 (l)                                                150             104
  Calpine Corp., 8.75%, 07/15/07 (l)                                                                     25              20
  Calpine Corp., 8.50%, 07/15/10 (e) (l)                                                                250             191
  Calpine Corp., 8.75%, 07/15/13                                                                         25              21
  Calpine Generating Co LLC, 10.25%, 04/01/11 (e) (l)                                                   125             113
  Duke Energy Corp., 4.20%, 10/01/08 (l)                                                                725             732
  Edison Mission Energy Corp., 9.875%, 04/15/11 (l)                                                     350             408
  Entergy Gulf States Inc., 6.20%, 07/01/33 (f)                                                         600             592
  Mirant Americas Generation Inc., 9.125%, 05/01/31 (i)                                                 250             219
  Mirant Americas Generation LLC, 8.30%, 05/01/11 (i)                                                   300             264
  NRG Energy Inc, 8.00%, 12/15/13 (e)                                                                   350             374
  Pinnacle West Capital Corp., 6.40%, 04/01/06                                                          675             705
  Reliant Energy Inc., 9.50%, 07/15/13                                                                  350             380
                                                                                                                      4,867
ELECTRONICS - 0.1%
  Muzak Finance Corp., 9.875%, 03/15/09 (l)                                                             125              92
  Muzak LLC, 10.00%, 02/15/09                                                                            75              66
                                                                                                                        158
ENTERTAINMENT - 0.4%
  Cinemark Inc., (Step-Up Bond), 0.00, 03/15/14 (d)                                                     275             189
  Herbst Gaming Inc., 8.125%, 06/01/12 (e)                                                              175             179
  Isle of Capri Casinos Inc., 7.00%, 03/01/14                                                           250             251
  LCE Acquisition Corp., 9.00%, 08/01/14 (e)                                                             25              26
  Pinnacle Entertainment Inc., 8.75%, 10/01/13                                                          175             179
  Six Flags Inc., 9.75%, 04/15/13 (l)                                                                    75              71
  Six Flags Inc., 9.625%, 06/01/14                                                                       25              24
                                                                                                                        919
ENVIRONMENTAL CONTROL - 0.2%
  Allied Waste Industries Inc., 9.25%, 09/01/12                                                         100             111
  Allied Waste North America, 8.875%, 04/01/08                                                          100             109
  Allied Waste North America, 7.375%, 04/15/14                                                          200             193
  Imco Recycling Inc, 10.375%, 10/15/10                                                                 175             192
  Safety-Kleen Services, 9.25%, 06/01/08 (i)                                                            375               1
                                                                                                                        606
FOOD - 0.6%
  Ahold Lease USA Inc., 7.82%, 01/02/20                                                                  47              50
  Del Monte Corp, 8.625%, 12/15/12                                                                       75              83
  Del Monte Corp., 9.25%, 05/15/11                                                                      100             110
  Doane Pet Care Co, 10.75%, 03/01/10                                                                    25              27
  Doane Pet Care Co., 9.75%, 05/15/07 (l)                                                               225             215
  Kraft Foods Inc., 5.625%, 11/01/11                                                                    215             227
  Nutritional Sourcing Corp., 10.125%, 08/01/09                                                          14              10
  Pinnacle Foods Holding Corp., 8.25%, 12/01/13 (e)                                                     175             165
  Safeway Inc., 7.25%, 02/01/31 (l)                                                                     350             389
  Swift & Co, 10.125%, 10/01/09 (l)                                                                     100             110
  United Agri Products, 8.25%, 12/15/11 (e)                                                             220             238
                                                                                                                      1,624
FOREST PRODUCTS & PAPER - 0.8%
  Abitibi-Consolidated Inc., 8.55%, 08/01/10                                                            175             188
  Blue Ridge Paper Products Inc., 9.50%, 12/15/08                                                       100              84
  Bowater Canada Finance, 7.95%, 11/15/11                                                               150             158
  Bowater Inc., 6.50%, 06/15/13                                                                         100              97
  Buckeye Technologies Inc., 9.25%, 09/15/08                                                            150             150
  Buckeye Technologies Inc., 8.00%, 10/15/10 (l)                                                         75              74
  Domtar Inc., 5.375%, 12/01/13                                                                         740             733
  Smurfit Capital Funding Plc, 7.50%, 11/20/25                                                          225             224
  Tembec Industries Inc., 8.625%, 06/30/09 (l)                                                          350             359
                                                                                                                      2,067
HEALTHCARE - 1.4%
  Ameripath Inc., 10.50%, 04/01/13 (l)                                                                  225             230
  Extendicare Health Services Inc., 9.50%, 07/01/10                                                     150             168
  Genesis HealthCare Corp., 8.00%, 10/15/13                                                             225             245
  Humana Inc., 6.30%, 08/01/18                                                                          725             751
  IASIS Healthcare LLC, 8.75%, 06/15/14 (e)                                                             175             183
  Insight Health Services Corp., 9.875%, 11/01/11 (l)                                                   100             100
  Medical Device Manufacturing Inc., 10.00%, 07/15/12 (e)                                               175             186
  Psychiatric Solutions Inc, 10.625%, 06/15/13                                                          150             170
  Sybron Dental Specialites Inc., 8.125%, 06/15/12                                                      275             298
  Tenet Healthcare Corp., 7.375%, 02/01/13 (l)                                                          250             235
  Tenet Healthcare Corp., 9.875%, 07/01/14 (e)                                                           25              26
  Tenet Healthcare Corp., 6.875%, 11/15/31                                                               75              59
  UnitedHealth Group Inc., 4.125%, 08/15/09                                                             475             478
  WellPoint Health Networks, 6.375%, 01/15/12                                                           350             386
                                                                                                                      3,515
HOLDING COMPANIES - DIVERSIFIED - 0.0%
  Nebco Evans Holding Co., 12.375%, 07/15/07 (i)                                                        350               -


HOME FURNISHINGS - 0.1%
  Applica Inc., 10.00%, 07/31/08                                                                         64              63
  Sealy Mattress Co., 8.25%, 06/15/14 (e)                                                               175             176
                                                                                                                        239
INTERNET - 0.1%
  FTD Inc., 7.75%, 02/15/14                                                                             175             175


IRON & STEEL - 0.1%
  AK Steel Corp., 7.875%, 02/15/09 (l)                                                                  150             149
  Ispat Inland ULC, 9.75%, 04/01/14 (l)                                                                 175             193
                                                                                                                        342
LEISURE TIME - 0.1%
  Equinox Holdings Inc., 9.00%, 12/15/09 (l)                                                            175             180
  Icon Health & Fitness Corp., 11.25%, 04/01/12                                                         100             107
                                                                                                                        287
LODGING - 0.8%
  Boyd Gaming Corp., 8.75%, 04/15/12                                                                    225             251
  Chumash Casino & Resort Enterprise, 9.00%, 07/15/10 (e)                                                75              83
  Courtyard by Marriott, 10.75%, 02/01/08                                                               200             201
  John Q Hammons Hotels LP, 8.875%, 05/15/12                                                            200             223
  MGM Mirage, 6.75%, 09/01/12 (e)                                                                       375             388
  Park Place Entertainment Corp., 8.125%, 05/15/11 (l)                                                  125             144
  Prime Hospitality Corp., 8.375%, 05/01/12                                                             225             255
  Sun International Hotels Ltd., 8.875%, 08/15/11                                                       150             164
  Turning Stone Casino Resort Enterprise, 9.125%, 12/15/10 (e)                                          175             189
  Venetian Casino Resort LLC, 11.00%, 06/15/10                                                          200             232
                                                                                                                      2,130
MACHINERY - 0.1%
  Case New Holland Inc., 9.25%, 08/01/11 (e)                                                             25              28
  Flowserve Corp., 12.25%, 08/15/10                                                                     125             141
  Terex Corp., 10.375%, 04/01/11 (l)                                                                    175             198
                                                                                                                        367
MANUFACTURING - 0.1%
  Blount Inc., 8.875%, 08/01/12                                                                          75              80
  Invensys Plc, 9.875%, 03/15/11 (e)                                                                    100             102
  Koppers Inc., 9.875%, 10/15/13                                                                        125             138
                                                                                                                        320
MEDIA - 2.1%
  AOL Time Warner Inc., 7.625%, 04/15/31                                                                650             748
  AT&T Broadband Corp., 8.375%, 03/15/13                                                                600             727
  Cablevision Systems Corp., 5.59%, 04/01/09 (e)                                                        300             312
  Cablevision Systems Corp., 8.00%, 04/15/12 (e) (l)                                                    200             209
  Charter Communications Holdings LLC, 8.25%, 04/01/07 (l)                                              125             114
  Charter Communications Holdings LLC, 8.625%, 04/01/09 (l)                                              50              39
  Charter Communications Holdings LLC, 10.75%, 10/01/09                                                  50              41
  Charter Communications Holdings LLC, (Step-Up Bond), 11.75, 01/15/10 (d) (l)                           75              61
  Charter Communications Holdings LLC, (Step-Up Bond), 11.75, 05/15/11 (d)                              225             140
  Charter Communications Holdings LLC, 10.00%, 05/15/11                                                 550             424
  Charter Communications Holdings LLC, (Step-Up Bond), 12.125, 01/15/12 (d)                              75              42
  COX Communications Inc., 7.75%, 11/01/10 (f)                                                          730             814
  CSC Holdings Inc., 10.50%, 05/15/16 (l)                                                                75              85
  Dex Media Inc., (Step-Up Bond), 9.00%, 11/15/13 (d)                                                   200             147
  Dex Media West LLC, 9.875%, 08/15/13                                                                  196             230
  DirecTV Holdings LLC, 8.375%, 03/15/13                                                                200             228
  Houghton Mifflin Co., 11.50%, 10/15/13                                                                125              76
  Lodgenet Entertainment Corp., 9.50%, 06/15/13                                                         300             327
  Mediacom Broadband LLC, 11.00%, 07/15/13                                                              135             144
  Mediacom Capital Corp., 9.50%, 01/15/13 (l)                                                            25              24
  Nexstar Finance Holdings LLC Inc., (Step-Up Bond), 11.375, 04/01/13 (d)                               125              95
  Nextmedia Operating Inc., 10.75%, 07/01/11                                                            200             224
  Radio One Inc., 8.875%, 07/01/11                                                                      150             164
                                                                                                                      5,415
METAL FABRICATION & HARDWARE - 0.1%
  Mueller Group Inc., 10.00%, 05/01/12 (e)                                                              150             162
  Mueller Holdings Inc., (Step-Up Bond), 14.75%, 04/15/14 (d) (e)                                        25              16
                                                                                                                        178
MINING - 0.3%
  WMC Finance USA, 5.125%, 05/15/13                                                                     800             806


OFFICE FURNISHINGS - 0.1%
  Interface Inc., 7.30%, 04/01/08                                                                       125             126
  Tempur-Pedic Inc. and Tempur Production USA Inc., 10.25%, 08/15/10                                    130             148
                                                                                                                        274
OIL & GAS PRODUCERS - 2.3%
  Devon Financing Corp. ULC, 6.875%, 09/30/11                                                           650             733
  Forest Oil Corp., 8.00%, 12/15/11 (l)                                                                 250             281
  Magnum Hunter Resources Inc., 9.60%, 03/15/12                                                         195             220
  Nexen Inc., 5.05%, 11/20/13                                                                           700             695
  Petroleos Mexicanos, 9.50%, 09/15/27                                                                1,300           1,583
  Petronas Capital Ltd, 7.00%, 05/22/12 (e)                                                             275             313
  Precision Drilling Corp., 5.625%, 06/01/14                                                            675             706
  Stone Energy Corp., 8.25%, 12/15/11                                                                   300             323
  Swift Energy Co., 9.375%, 05/01/12                                                                     50              56
  Valero Energy Corp., 4.75%, 06/15/13                                                                  735             721
  Vintage Petroleum Inc., 7.875%, 05/15/11 (l)                                                          100             108
                                                                                                                      5,739
OIL & GAS SERVICES - 0.1%
  Hanover Compressor Co, 9.00%, 03/31/07 (k) (l)                                                        175             148
  Key Energy Services Inc., 8.375%, 03/01/08                                                            175             185
                                                                                                                        333
PACKAGING & CONTAINERS - 0.7%
  Anchor Glass Container Corp., 11.00%, 02/15/13                                                        150             171
  Berry Plastics Corp., 10.75%, 07/15/12                                                                250             283
  Jefferson Smurfit-Stone Container Corp., 8.25%, 10/01/12                                              100             110
  Owens-Brockway, 7.75%, 05/15/11                                                                       175             186
  Plastipak Holdings Inc., 10.75%, 09/01/11                                                             310             346
  Pliant Corp, 11.125%, 09/01/09 (l)                                                                    100             104
  Radnor Holdings Corp, 11.00%, 03/15/10                                                                225             189
  Stone Container Corp., 8.375%, 07/01/12                                                               200             221
  Tekni-Plex Inc., 8.75%, 11/15/13 (e) (l)                                                              225             213
                                                                                                                      1,823
PHARMACEUTICALS - 0.7%
  Aaipharma Inc., (Step-Up Bond), 11.00%, 04/01/10 (d) (l)                                              175             113
  American Home Products Corp., 6.95%, 03/15/11                                                         675             751
  Vicar Operating Inc., 9.875%, 12/01/09                                                                175             193
  Wyeth, 5.50%, 03/15/13                                                                                725             740
                                                                                                                      1,797
PIPELINES - 0.6%
  Dynegy Holdings Inc., 9.875%, 07/15/10 (e)                                                            100             113
  Dynegy Holdings Inc., 7.125%, 05/15/18                                                                100              88
  Dynegy Holdings Inc., 7.625%, 10/15/26                                                                450             389
  EL Paso Corp., 7.875%, 06/15/12 (l)                                                                   100              99
  El Paso Corp., 7.80%, 08/01/31                                                                         75              66
  El Paso Corp., 7.75%, 01/15/32 (l)                                                                    375             327
  Williams Cos Inc., 8.75%, 03/15/32                                                                    225             251
  Williams Cos. Inc., 7.125%, 09/01/11 (l)                                                               50              55
  Williams Cos. Inc., 7.625%, 07/15/19 (l)                                                               75              82
  Williams Cos. Inc., 7.875%, 09/01/21                                                                  100             111
                                                                                                                      1,581
REAL ESTATE - 0.7%
  Boston Properties Inc., 6.25%, 01/15/13 (f)                                                           700             755
  EOP Operating LP, 7.50%, 04/19/29 (f)                                                                 575             644
  Felcor Lodging LP, 10.00%, 09/15/08                                                                    14              15
  Host Marriott Corp., 7.875%, 08/01/08 (l)                                                              76              78
  Host Marriott LP, 9.50%, 01/15/07                                                                      75              83
  Meristar Hospitality Corp., 9.125%, 01/15/11 (l)                                                       75              79
  MeriStar Hospitality Operating Partnership LP, 10.50%, 06/15/09                                       100             110
                                                                                                                      1,764
RETAIL - 1.1%
  Cole National Group, 8.875%, 05/15/12                                                                 200             227
  Eye Care Centers of America, 9.125%, 05/01/08                                                         225             225
  Finlay Fine Jewelry Corp., 8.375%, 06/01/12 (e)                                                       175             188
  Friendly Ice Cream Corp., 8.375%, 06/15/12                                                            200             192
  Home Interiors & Gifts Inc., 10.125%, 06/01/08 (l)                                                    300             260
  Jafra Cosmetics International Inc., 10.75%, 05/15/11                                                  200             227
  Jean Coutu Group Inc., 8.50%, 08/01/14 (e) (l)                                                        125             124
  Ltd. Brands, 6.95%, 03/01/33                                                                          475             526
  Petco Animal Supplies Inc., 10.75%, 11/01/11                                                          150             174
  Rite Aid Corp., 11.25%, 07/01/08 (l)                                                                  125             136
  Sbarro Inc., 11.00%, 09/15/09 (l)                                                                     300             281
  Vicorp Restaurants Inc., 10.50%, 04/15/11                                                             125             123
                                                                                                                      2,683
SAVINGS & LOANS - 0.2%
  Independence Community Bank Corp., 3.50%, 06/20/13                                                    475             460

SEMICONDUCTORS - 0.1%
  Amkor Technology Inc., 7.125%, 03/15/11 (l)                                                           350             287


SOVEREIGN - 1.0%
  Republic of South Africa, 6.50%, 06/02/14                                                             400             427
  Republic of Venezuela, 10.75%, 09/19/13                                                             1,325           1,489
  Republic of Venezuela, 8.50%, 10/08/14                                                                575             562
                                                                                                                      2,478
TELECOMMUNICATIONS - 1.0%
  Insight Midwest Capital Inc., 10.50%, 11/01/10                                                        200             219
  PanAmSat Corp., 9.00%, 08/15/14 (e)                                                                   100             104
  Qwest Corp., 9.125%, 03/15/12 (e)                                                                      75              83
  Qwest Services Corp., 13.50%, 12/15/10 (e)                                                            325             379
  Qwest Services Corp., 14.00%, 12/15/14 (e)                                                            275             333
  Sprint Captial Corp., 8.375%, 03/15/12 (f)                                                            600             726
  Telecom Italia Capital SA, 4.00%, 01/15/10 (e)                                                        725             720
                                                                                                                      2,564
TELECOMMUNICATIONS EQUIPMENT - 0.2%
  Lucent Technologies Inc., 6.45%, 03/15/29 (l)                                                         475             384


TRANSPORTATION - 0.3%
  Holt Group, 9.75%, 01/15/06 (i)                                                                       200               -
  OMI Corp., 7.625%, 12/01/13                                                                           175             180
  Union Pacific Corp., 3.625%, 06/01/10 (l)                                                             550             530
                                                                                                                        710
WATER - 0.3%
  United Utilities Plc, 4.55%, 06/19/18                                                                 700             637


WIRELESS TELECOMMUNICATIONS - 1.1%
  American Tower Corp., 9.375%, 02/01/09                                                                 88              93
  American Tower Corp., 7.50%, 05/01/12 (l)                                                             125             128
  American Tower Escrow Corp., 12.25%, 08/01/08 (k)                                                     145             108
  AT&T Wireless Services Inc., 8.75%, 03/01/31                                                          325             427
  Centennial Cellular Operating Co., 10.125%, 06/15/13                                                  200             211
  Centennial Communications Corp., 8.125%, 02/01/14 (e)                                                 250             238
  Crown Castle International Corp., 9.375%, 08/01/11 (l)                                                 15              17
  Crown Castle International Corp., 10.75%, 08/01/11 (l)                                                225             250
  Crown Castle International Corp., 7.50%, 12/01/13                                                      75              79
  Nextel Communications Inc., 6.875%, 10/31/13 (l)                                                      100             104
  Nextel Communications Inc., 7.375%, 08/01/15                                                          450             484
  SBA Communications Corp., 10.25%, 02/01/09 (l)                                                        275             294
  SBA Telecommunications Inc., 9.75%, 12/15/11                                                          250             203
  Spectrasite Inc, 8.25%, 05/15/10                                                                      100             108
  US Unwired Inc., 10.00%, 06/15/12 (l)                                                                 175             181
  Western Wireless Corp, 9.25%, 07/15/13                                                                 75              76
                                                                                                                      3,001
  Total Corporate Bonds (cost $82,404)                                                                               84,158
GOVERNMENT SECURITIES - 61.1%
ASSET BACKED SECURITIES - 0.1%
  First Union National Bank Commercial Mortgage - Interest Only, 0.5329%, 05/17/32                   11,822             361


SOVEREIGN - 24.4%
  Colombia Government International Bond, 8.125%, 05/21/24                                              250             226
  Federal Republic of Brazil, 8.00%, 04/15/14                                                         2,803           2,772
  Federal Republic of Brazil, 10.50%, 07/14/14                                                        2,375           2,645
  Federal Republic of Brazil, 10.125%, 05/15/27                                                         915             970
  Federal Republic of Brazil, 12.25%, 03/06/30                                                          610             753
  Federal Republic of Brazil, 11.00%, 08/17/40                                                        2,125           2,382
  Finnish Government, 5.75%, 02/23/11 (f)                                                             1,200           1,673
  French Treasury Note, 3.50%, 01/12/08                                                               3,900           4,923
  Kingdom of Morocco, 6.84%, 01/01/09                                                                 1,086           1,070
  Malaysia Government International Bond, 7.50%, 07/15/11                                               475             557
  Mexico Government International Bond, 5.875%, 01/15/14                                              1,574           1,598
  Mexico Government International Bond, 6.625%, 03/03/15 (f)                                          2,525           2,677
  Netherlands Government, 5.00%, 07/15/11 (f)                                                         3,600           4,829
  Peru Government International Bond, 9.875%, 02/06/15                                                  190             219
  Region of Lombardy, 5.804%, 10/25/32                                                                  750             791
  Republic of Argentina, 0.00%, 03/31/23                                                              1,200             615
  Republic of Argentina, 2.0625%, 03/31/23 (g) (i)                                                      500             255
  Republic of Brazil, 2.1875%, 04/15/12                                                               1,595           1,478
  Republic of Bulgaria, 8.25%, 01/15/15                                                                 925           1,140
  Republic of Colombia, 10.75%, 01/15/13                                                                500             573
  Republic of Colombia, 8.375%, 02/15/27                                                                225             208
  Republic of Colombia, 10.375%, 01/28/33                                                               475             515
  Republic of Columbia, 10.00%, 01/23/12                                                                375             416
  Republic of Ecuador, 12.00%, 11/15/12                                                               1,250           1,233
  Republic of Ecuador, 6.00%, 08/15/30 (h)                                                              900             729
  Republic of Germany, 4.25%, 02/15/08                                                                3,000           3,875
  Republic of Germany, 5.25%, 01/04/11 (f)                                                            3,700           5,025
  Republic of Panama, 9.625%, 02/08/11                                                                  355             407
  Republic of Panama, 9.375%, 01/16/23                                                                  140             153
  Republic of Peru, 9.125%, 02/21/12                                                                    800             896
  Republic of Peru, 4.50%, 03/07/17 (h)                                                                 330             304
  Republic of Philippines, 8.375%, 03/12/09                                                             800             856
  Republic of Philippines, 10.625%, 03/16/25                                                          1,325           1,413
  Republic of Turkey, 9.00%, 06/30/11                                                                   400             444
  Republic of Turkey, 11.50%, 01/23/12                                                                  425             529
  Republic of Turkey, 11.00%, 01/14/13                                                                  800             981
  Republic of Turkey, 11.875%, 01/15/30                                                                 225             311
  Republic of Venezuela, 5.375%, 08/07/10                                                               850             768
  Republic of Venezuela, 9.25%, 09/15/27                                                                100              99
  Russian Federation, 11.00%, 07/24/18                                                                1,300           1,693
  Russian Federation, 5.00%, 03/31/30 (h)                                                             7,395           7,113
  United Mexican States, 6.375%, 01/16/13                                                             1,025           1,078
  United Mexican States, 8.30%, 08/15/31                                                                375             426
                                                                                                                     61,618
U.S. GOVERNMENT AGENCIES - 26.1%
  Federal Home Loan Mortgage Corp., 5.00%, TBA (c)                                                    7,500           7,435
  Federal Home Loan Mortgage Corp., 6.50%, TBA (c)                                                    2,000           2,099
  Federal Home Loan Mortgage Corp. - Interest Only, 1156.50%, 06/15/21                                    -               -
  Federal National Mortgage Association, 4.50%, TBA (c)                                               3,000           2,893
  Federal National Mortgage Association, 5.00%, TBA (c)                                              17,125          16,966
  Federal National Mortgage Association, 5.50%, TBA (c)                                              22,500          22,826
  Federal National Mortgage Association, 6.00%, TBA (c)                                               3,000           3,108
  Federal National Mortgage Association, 6.50%, TBA (c)                                               2,000           2,098
  Federal National Mortgage Association, 7.00%, TBA (c)                                               7,500           7,946
  Federal National Mortgage Association, 10.40%, 04/25/19                                                 7               7
  Federal National Mortgage Association, 6.50%, 02/01/26                                                 20              21
  Federal National Mortgage Association, 7.50%, 08/01/29                                                 34              36
  Federal National Mortgage Association, 8.00%, 08/01/29                                                  4               4
  Federal National Mortgage Association, 7.50%, 09/01/29                                                 56              60
  Federal National Mortgage Association, 7.50%, 09/01/29                                                  8               9
  Federal National Mortgage Association, 7.50%, 03/01/30                                                 15              16
  Federal National Mortgage Association, 8.00%, 04/01/30                                                 22              24
  Federal National Mortgage Association, 7.50%, 05/01/30                                                  7               8
  Federal National Mortgage Association, 7.50%, 05/01/30                                                  3               3
  Federal National Mortgage Association, 7.50%, 06/01/30                                                  4               5
  Federal National Mortgage Association, 7.50%, 06/01/30                                                 20              21
  Federal National Mortgage Association, 7.50%, 07/01/30                                                  6               6
  Federal National Mortgage Association, 7.50%, 07/01/30                                                 24              26
  Federal National Mortgage Association, 8.00%, 07/01/30                                                  2               3
  Federal National Mortgage Association, 8.00%, 08/01/30                                                 14              16
  Federal National Mortgage Association, 7.50%, 09/01/30                                                  9               9
  Federal National Mortgage Association, 8.00%, 10/01/30                                                172             187
  Federal National Mortgage Association, 7.50%, 11/01/30                                                 13              14
  Federal National Mortgage Association, 7.50%, 12/01/30                                                 14              15
  Federal National Mortgage Association, 7.50%, 01/01/31                                                 17              18
  Federal National Mortgage Association, 7.50%, 01/01/31                                                  3               3
  Federal National Mortgage Association, 8.00%, 01/01/31                                                 17              18
  Federal National Mortgage Association, 8.00%, 01/01/31                                                 58              63
  Federal National Mortgage Association, 7.50%, 02/01/31                                                 21              22
  Federal National Mortgage Association, 7.50%, 02/01/31                                                 35              38
  Federal National Mortgage Association, 7.50%, 02/01/31                                                 66              70
  Federal National Mortgage Association, 8.00%, 02/01/31                                                  6               8
  Federal National Mortgage Association, 7.50%, 03/01/31                                                 23              25
                                                                                                                     66,126
U.S. TREASURY SECURITIES - 10.5%
  U.S. Treasury Bond, 6.125%, 11/15/27 (l)                                                              100             116
  U.S. Treasury Bond, 5.50%, 08/15/28 (l)                                                                70              75
  U.S. Treasury Bond, 5.25%, 11/15/28 (l)                                                             1,500           1,560
  U.S. Treasury Bond, 5.25%, 02/15/29 (l)                                                               500             521
  U.S. Treasury Bond, 6.125%, 08/15/29 (l)                                                            1,500           1,748
  U.S. Treasury Bond, 5.375%, 02/15/31 (l)                                                              750             803
  U.S. Treasury Note, 3.125%, 04/15/09 (l)                                                           14,500          14,402
  U.S. Treasury Note, 4.00%, 02/15/14 (l)                                                             7,350           7,294
                                                                                                                     26,519
  Total Government Securities (cost $151,300)                                                                       154,624
SHORT TERM INVESTMENTS - 30.0%
COMMERCIAL PAPER - 22.3%
  Atom Corp., 1.75%, 10/13/04 (f)                                                                     6,085           6,081
  Beethoven Funding Corp., 1.76%, 10/13/04 (f)                                                        6,095           6,091
  Bryant Park Funding, 1.75%, 10/14/04 (f)                                                            4,800           4,797
  DaimlerChrysler NA Holdings Inc., 1.83%, 10/14/04 (f)                                               3,045           3,043
  Falcon Asset Securities Corp., 1.74%, 10/13/04 (f)                                                  6,095           6,091
  Four Winds Funding Corp., 1.82%, 10/14/04 (f)                                                       3,045           3,043
  Giro Multi Funding Corp., 1.74%, 10/14/04 (f)                                                       6,085           6,081
  Hannover Funding Co. LLC, 1.76%, 10/14/04 (f)                                                       6,095           6,091
  Market Street Funding, 1.74%, 10/13/04 (f)                                                          1,488           1,487
  Regency Markets LLC, 1.75%, 10/14/04 (f)                                                            6,095           6,092
  Tasman Funding Inc., 1.74%, 10/13/04 (f)                                                            1,303           1,302
  Victory Receivables Corp., 1.74%, 10/14/04 (f)                                                      6,085           6,082
                                                                                                                     56,281
MONEY MARKET FUNDS - 0.0%
  Dreyfus Cash Management Plus, 1.50% (a)                                                                 1               1


REPURCHASE AGREEMENT - 7.7%
  Repurchase Agreement with State Street Bank,
  1.78%, (Collateralized by $23,945 Federal Home Loan
  Mortgage Corporation, 4.25%, due 06/15/05, market
  Value $24,574) acquired on 09/30/04, due 10/01/04 at $19,582                                      $19,582          19,582

  Total Short Term Investments (cost $75,864)                                                                        75,864
TOTAL INVESTMENTS - 125.0% (COST $310,961)                                                                          316,046
------------------------------------------

OTHER ASSETS AND LIABILITIES, NET -  (25.0%)                                                                       (63,147)
--------------------------------------------

TOTAL NET ASSETS - 100%                                                                                            $252,899
-----------------------

JNL/SALOMON BROTHERS U.S. GOVERNMENT & QUALITY BOND FUND
CORPORATE BONDS - 3.7%
ASSET BACKED SECURITIES - 3.7%
  Commercial Mortgage Acceptance Corp., 5.447%, 07/16/34 (e) (f)                                     $5,903          $6,199
  Green Tree Financial Corp., 7.07%, 01/15/29 (f)                                                       841             898
  Metris Master Trust, 1.40%, 08/20/08 (e) (f) (g)                                                    1,000             997
                                                                                                                      8,094
  Total Corporate Bonds (cost $7,898)                                                                                 8,094
GOVERNMENT SECURITIES - 105.8%
U.S. GOVERNMENT AGENCIES - 70.3%
  Federal Home Loan Bank, 6.34%, 10/06/00 (f)                                                        25,000          24,983
  Federal Home Loan Mortgage Corp., 4.50%, TBA (c)                                                    5,000           4,987
  Federal Home Loan Mortgage Corp., 5.00%, TBA (c)                                                    9,500           9,418
  Federal Home Loan Mortgage Corp., 6.00%, TBA (c)                                                   17,000          17,576
  Federal Home Loan Mortgage Corp., 5.80%, 09/02/08 (l)                                               3,500           3,787
  Federal Home Loan Mortgage Corp., 6.00%, 09/01/10 (f)                                                   -               -
  Federal Home Loan Mortgage Corp., 7.00%, 07/01/11 (f)                                                   6               7
  Federal Home Loan Mortgage Corp., 6.50%, 08/01/13 (f)                                                  49              52
  Federal Home Loan Mortgage Corp., 8.25%, 04/01/17 (f)                                                   4               5
  Federal Home Loan Mortgage Corp., 8.00%, 07/01/20 (f)                                                  98             106
  Federal Home Loan Mortgage Corp., 6.00%, 11/01/28 (f)                                                 711             737
  Federal Home Loan Mortgage Corp., 7.00%, 04/01/29 (f)                                                 193             205
  Federal Home Loan Mortgage Corp., 8.00%, 09/01/31 (f)                                                 927           1,008
  Federal Home Loan Mortgage Corp., 7.00%, 10/01/31 (f)                                                  13              14
  Federal Home Loan Mortgage Corp., 7.00%, 11/01/31 (f)                                                  28              30
  Federal Home Loan Mortgage Corp., 7.00%, 02/01/32 (f)                                                 304             323
  Federal Home Loan Mortgage Corp., 7.00%, 03/01/32 (f)                                                 296             314
  Federal Home Loan Mortgage Corp., 7.00%, 04/01/32 (f)                                                 252             268
  Federal Home Loan Mortgage Corp., 7.00%, 04/01/32 (f)                                                  23              25
  Federal Home Loan Mortgage Corp., 4.50%, 04/15/32 (f)                                                 251             241
  Federal Home Loan Mortgage Corp., 7.00%, 06/01/32 (f)                                                  18              19
  Federal Home Loan Mortgage Corp., 7.00%, 06/01/32 (f)                                                  24              25
  Federal Home Loan Mortgage Corp., 7.00%, 08/01/32 (f)                                                  15              16
  Federal Home Loan Mortgage Corp., 5.00%, 08/01/33 (f)                                               2,476           2,459
  Federal Home Loan Mortgage Corp. Interest Only, 5.50%, 01/15/23 (f)                                11,000             894
  Federal National Mortgage Association, 5.50%, TBA (c)                                               7,000           7,242
  Federal National Mortgage Association, 5.50%, TBA (c)                                              10,000          10,145
  Federal National Mortgage Association, 5.50%, TBA (c)                                              41,000          41,594
  Federal National Mortgage Association, 6.00%, TBA (c)                                               3,000           3,108
  Federal National Mortgage Association, 6.50%, TBA (c)                                              12,000          12,587
  Federal National Mortgage Association, 2.88%, 02/17/09 (f)                                          2,000           2,009
  Federal National Mortgage Association, 12.50%, 09/20/15 (f)                                             2               3
  Federal National Mortgage Association, 12.00%, 01/01/16 (f)                                           101             115
  Federal National Mortgage Association, 12.00%, 01/15/16 (f)                                             3               3
  Federal National Mortgage Association, 12.50%, 01/15/16 (f)                                            47              53
  Federal National Mortgage Association, 5.00%, 02/01/19 (f)                                          1,360           1,384
  Federal National Mortgage Association, 11.50%, 09/01/19 (f)                                             1               1
  Federal National Mortgage Association, 10.50%, 08/01/20 (f)                                            11              12
  Federal National Mortgage Association, 6.50%, 03/01/26 (f)                                             19              20
  Federal National Mortgage Association, 7.00%, 05/01/26 (f)                                             20              22
  Federal National Mortgage Association, 7.00%, 11/01/28 (f)                                             21              22
  Federal National Mortgage Association, 7.00%, 12/01/28 (f)                                              7               7
  Federal National Mortgage Association, 7.00%, 12/01/28 (f)                                             10              11
  Federal National Mortgage Association, 36.70%, 12/28/28 (f) (g)                                        16              16
  Federal National Mortgage Association, 7.00%, 03/01/29 (f)                                             65              69
  Federal National Mortgage Association, 7.00%, 03/01/29 (f)                                              7               7
  Federal National Mortgage Association, 8.00%, 07/01/29 (f)                                              2               2
  Federal National Mortgage Association, 8.00%, 11/01/29 (f)                                             35              38
  Federal National Mortgage Association, 8.00%, 12/01/29 (f)                                             70              76
  Federal National Mortgage Association, 7.00%, 01/01/30 (f)                                             84              89
  Federal National Mortgage Association, 8.00%, 01/01/30 (f)                                             91              99
  Federal National Mortgage Association, 8.00%, 02/01/30 (f)                                             13              14
  Federal National Mortgage Association, 8.00%, 05/01/30 (f)                                              6               6
  Federal National Mortgage Association, 6.527%, 05/25/30 (f)                                         1,920           2,024
  Federal National Mortgage Association, 8.00%, 09/01/30 (f)                                              2               3
  Federal National Mortgage Association, 8.00%, 09/01/30 (f)                                             11              12
  Federal National Mortgage Association, 8.00%, 10/01/30 (f)                                             72              79
  Federal National Mortgage Association, 8.00%, 11/01/30 (f)                                              3               3
  Federal National Mortgage Association, 8.00%, 01/01/31 (f)                                            180             196
  Federal National Mortgage Association, 8.00%, 01/01/31 (f)                                             13              14
  Federal National Mortgage Association, 7.50%, 02/01/31 (f)                                            199             213
  Federal National Mortgage Association, 8.00%, 02/01/31 (f)                                             45              49
  Federal National Mortgage Association, 8.00%, 02/01/31 (f)                                             54              59
  Federal National Mortgage Association, 8.00%, 03/01/31 (f)                                             28              31
  Federal National Mortgage Association, 8.00%, 03/01/31 (f)                                             61              67
  Federal National Mortgage Association, 8.00%, 03/01/31 (f)                                             18              20
  Federal National Mortgage Association, 8.00%, 04/01/31 (f)                                              9               9
  Federal National Mortgage Association, 6.00%, 01/01/33 (f)                                          3,700           3,834
  Government National Mortgage Association, 13.50%, 07/15/10 (f)                                         65              76
                                                                                                                    152,939
U.S. TREASURY SECURITIES - 35.5%
  U.S. Treasury Bond, 6.625%, 02/15/27 (l)                                                            2,350           2,882
  U.S. Treasury Bond, 6.375%, 08/15/27 (l)                                                            1,000           1,194
  U.S. Treasury Bond, 5.25%, 02/15/29 (f)                                                             2,000           2,082
  U.S. Treasury Bond, 6.125%, 08/15/29 (l)                                                            1,250           1,457
  U.S. Treasury Bond, 5.375%, 02/15/31 (f) (l) (m)                                                   17,000          18,211
  U.S. Treasury Note, 5.875%, 11/15/04 (f) (l)                                                        5,000           5,025
  U.S. Treasury Note, 6.75%, 05/15/05 (l)                                                            12,000          12,344
  U.S. Treasury Note, 5.75%, 11/15/05 (f)                                                             8,500           8,828
  U.S. Treasury Note, 3.125%, 05/15/07 (f)                                                            3,200           3,227
  U.S. Treasury Note, 3.375%, 11/15/08 (l)                                                            1,300           1,309
  U.S. Treasury Note, 3.125%, 04/15/09 (f)                                                            3,000           2,980
  U.S. Treasury Note, 3.625%, 07/15/09 (f)                                                            7,000           7,085
  U.S. Treasury Note, 4.875%, 02/15/12 (f) (l)                                                       10,000          10,658
                                                                                                                     77,282
  Total Government Securities (cost $226,248)                                                                       230,221
SHORT TERM INVESTMENTS - 39.9%
COMMERCIAL PAPER - 21.1%
  Beethoven Funding Corp., 1.76%, 10/13/04 (f)                                                        6,475           6,471
  DaimlerChrysler NA Holdings Inc., 1.83%, 10/14/04 (f)                                               3,235           3,233
  Falcon Asset Securities Corp., 1.74%, 10/13/04 (f)                                                  1,882           1,881
  Four Winds Funding Corp., 1.82%, 10/14/04 (f)                                                       3,235           3,232
  Giro Multi Funding Corp., 1.74%, 10/14/04 (f)                                                       4,993           4,990
  Hannover Funding Co. LLC, 1.74%, 10/13/04 (f)                                                       6,475           6,471
  Regency Markets LLC, 1.75%, 10/14/04 (f)                                                            6,475           6,471
  Tasman Funding Inc., 1.75%, 10/13/04 (f)                                                            6,475           6,471
  Victory Receivables Corp., 1.74%, 10/14/04 (f)                                                      6,475           6,471
                                                                                                                     45,691
MONEY MARKET FUNDS - 0.0%
  Dreyfus Cash Management Plus, 1.50% (a)                                                                 1               1


REPURCHASE AGREEMENT - 11.9%
  Repurchase Agreement with Merrill Lynch, 1.68%, (Collateralized
  By $16,225 U.S. Treasury Bond, 6.625%, due 02/15/27, market
  Value $19,977) acquired on 09/30/04, due 10/01/04 at $25,988                                      $25,988          25,988


U.S. GOVERNMENT AGENCIES - 6.9%
  Federal Farm Credit Bank Discount Note, 1.66%, 10/04/04                                            15,000          14,998

  Total Short Term Investments (cost $86,678)                                                                        86,678
TOTAL INVESTMENTS - 149.4% (COST $320,824)                                                                          324,993
------------------------------------------

OTHER ASSETS AND LIABILITIES, NET -  (49.4%)                                                                      (107,441)
--------------------------------------------

TOTAL NET ASSETS - 100%                                                                                            $217,552
-----------------------

JNL/SELECT GLOBAL GROWTH FUND
COMMON STOCKS - 97.0%
AEROSPACE & DEFENSE - 3.0%
  European Aeronautic Defense and Space Co.                                                             123          $3,257
  Rolls-Royce Group Plc                                                                                 467           2,139
                                                                                                                      5,396
AIRLINES - 1.1%
  British Airways Plc (b)                                                                               553           2,075


APPAREL - 1.0%
  Adidas-Salomon AG                                                                                      13           1,828


AUTO MANUFACTURERS - 1.4%
  Hyundai Motor Co. Ltd.                                                                                 36           1,682
  Kia Motors Corp.                                                                                       88             810
                                                                                                                      2,492
AUTO PARTS & EQUIPMENT - 1.0%
  Continental AG                                                                                         32           1,745


BANKS - 5.0%
  Bank of America Corp.                                                                                  86           3,718
  Bayerische Hypo-und Vereinsbank AG (b)                                                                124           2,372
  Standard Chartered Plc                                                                                175           3,004
                                                                                                                      9,094
COMMERCIAL SERVICES - 2.4%
  Apollo Group Inc. (b) (l)                                                                               7             506
  Autostrade SpA                                                                                         76           1,632
  Capita Group Plc                                                                                      384           2,284
                                                                                                                      4,422
COMPUTERS - 7.2%
  Apple Computer Inc. (b)                                                                                86           3,344
  Dell Inc. (b)                                                                                          39           1,388
  Research In Motion Ltd. (b)                                                                           110           8,406
                                                                                                                     13,138
COSMETICS & PERSONAL CARE - 1.2%
  Gillette Co.                                                                                           51           2,120


DISTRIBUTION & WHOLESALE - 1.2%
  Esprit Holdings Ltd.                                                                                  440           2,234


DIVERSIFIED FINANCIAL SERVICES - 1.8%
  Citigroup Inc.                                                                                         26           1,165
  Countrywide Financial Corp.                                                                            53           2,104
                                                                                                                      3,269
ELECTRICAL COMPONENTS & EQUIPMENT - 2.4%
  LG Electronics Inc.                                                                                    77           4,418


ENTERTAINMENT - 0.6%
  EMI Group Plc                                                                                         266           1,064


ENVIRONMENTAL CONTROL - 0.4%
  Waste Management Inc.                                                                                  27             744


FOOD - 0.9%
  Royal Numico NV (b)                                                                                    53           1,694


HEALTHCARE - 2.4%
  Cie Generale D'Optique Essilor International SA                                                        38           2,468
  Medtronic Inc.                                                                                         35           1,842
                                                                                                                      4,310
HOLDING COMPANIES - DIVERSIFIED - 1.2%
  Hutchison Whampoa Ltd.                                                                                277           2,167


HOME FURNISHINGS - 0.7%
  Pioneer Corp.                                                                                          60           1,252


INSURANCE - 2.7%
  Allianz AG                                                                                             28           2,790
  Muenchener Rueckversicherungs AG                                                                       21           2,061
                                                                                                                      4,851
INTERNET - 3.8%
  Trend Micro Inc.                                                                                       43           1,828
  Yahoo! Inc. (b) (l)                                                                                   152           5,168
                                                                                                                      6,996
LODGING - 1.3%
  InterContinental Hotels Group Plc                                                                     202           2,297


MANUFACTURING - 4.3%
  Danaher Corp.                                                                                          33           1,687
  General Electric Capital Corp.                                                                        127           4,265
  Tyco International Ltd.                                                                                59           1,821
                                                                                                                      7,773
MEDIA - 2.7%
  XM Satellite Radio Holdings Inc. - Class A (b) (l)                                                    158           4,907


MINING - 1.0%
  BHP Billiton Plc                                                                                       85             889
  Cia Vale do Rio Doce - ADR                                                                             41             919
                                                                                                                      1,808
OIL & GAS PRODUCERS - 8.5%
  CNOOC Ltd.                                                                                          2,938           1,536
  ENSCO International Inc.                                                                               74           2,414
  Exxon Mobil Corp.                                                                                      57           2,735
  LUKOIL - ADR                                                                                           19           2,381
  OAO Gazprom                                                                                            38           1,357
  Total Fina Elf SA                                                                                      13           2,678
  Transocean Inc. (b)                                                                                    68           2,419
                                                                                                                     15,520
OIL & GAS SERVICES - 1.9%
  Schlumberger Ltd.                                                                                      50           3,392


PHARMACEUTICALS - 10.9%
  Barr Laboratories Inc. (b)                                                                             10             431
  Cardinal Health Inc.                                                                                   14             617
  Elan Corp. Plc - ADR (b) (l)                                                                          430          10,050
  IVAX Corp. (b)                                                                                        130           2,491
  Novartis AG                                                                                            18             828
  Roche Holding AG Genusschein                                                                           17           1,712
  Schering-Plough Corp.                                                                                 190           3,622
                                                                                                                     19,751
RETAIL - 10.4%
  Best Buy Co. Inc.                                                                                      60           3,265
  Carphone Warehouse Group Plc                                                                          974           2,627
  GUS Plc                                                                                               201           3,272
  Home Depot Inc.                                                                                        71           2,779
  Kingfisher Plc                                                                                        269           1,500
  Staples Inc.                                                                                           96           2,860
  Starbucks Corp. (b)                                                                                    59           2,673
                                                                                                                     18,976
SOFTWARE - 2.3%
  Infosys Technologies Ltd. - ADR (l)                                                                    39           2,224
  Microsoft Corp.                                                                                        72           1,985
                                                                                                                      4,209
TELECOMMUNICATIONS - 0.4%
  Societe Europeenne des Satellites                                                                      67             655


TELECOMMUNICATIONS EQUIPMENT - 1.3%
  Alcatel SA (b)                                                                                         92           1,078
  Cisco Systems Inc. (b)                                                                                 70           1,263
                                                                                                                      2,341
TOBACCO - 1.1%
  Japan Tobacco Inc.                                                                                      -           2,050

TOYS & HOBBIES - 0.6%
  Nintendo Co. Ltd.                                                                                       9           1,150


TRANSPORTATION - 0.8%
  Canadian National Railway Co.                                                                          30           1,482


WIRELESS TELECOMMUNICATIONS - 8.1%
  Mobile TeleSystems (l)                                                                                 13           1,841
  Motorola Inc.                                                                                         200           3,601
  Telefonaktiebolaget LM Ericsson (b)                                                                 1,636           5,078
  Vodafone Group Plc                                                                                  1,752           4,193
                                                                                                                     14,713
  Total Common Stocks (cost $163,984)                                                                               176,333
SHORT TERM INVESTMENTS - 3.8%
MONEY MARKET FUNDS - 3.8%
  Dreyfus Cash Management Plus, 1.50% (a)                                                             6,968           6,968

  Total Short Term Investments (cost $6,968)                                                                          6,968
TOTAL INVESTMENTS - 100.9% (COST $170,952)                                                                          183,301
------------------------------------------

OTHER ASSETS AND LIABILITIES, NET -  (0.9%)                                                                         (1,583)
-------------------------------------------

TOTAL NET ASSETS - 100%                                                                                            $181,718
-----------------------

JNL/SELECT LARGE CAP GROWTH FUND
COMMON STOCKS - 96.5%
ADVERTISING - 2.8%
  Omnicom Group Inc.                                                                                     94          $6,902


AEROSPACE & DEFENSE - 0.6%
  General Dynamics Corp.                                                                                 12           1,274


BIOTECHNOLOGY - 0.8%
  Genzyme Corp. (b)                                                                                      38           2,059


COMMERCIAL SERVICES - 6.8%
  Accenture Ltd. (b)                                                                                     66           1,784
  Apollo Group Inc. (b)                                                                                 165          12,141
  Moody's Corp.                                                                                          39           2,865
                                                                                                                     16,790
COMPUTERS - 10.5%
  Dell Inc. (b)                                                                                         263           9,372
  EMC Corp. (b)                                                                                         216           2,490
  Research In Motion Ltd. (b)                                                                           185          14,112
                                                                                                                     25,974
COSMETICS & PERSONAL CARE - 1.7%
  Gillette Co.                                                                                          103           4,302


DISTRIBUTION & WHOLESALE - 1.7%
  CDW Corp.                                                                                              72           4,150


DIVERSIFIED FINANCIAL SERVICES - 11.6%
  Citigroup Inc.                                                                                        102           4,480
  Countrywide Financial Corp.                                                                           375          14,790
  Fannie Mae                                                                                             33           2,088
  Franklin Resources Inc.                                                                                50           2,805
  Freddie Mac                                                                                            69           4,471
                                                                                                                     28,634
HEALTHCARE - 7.7%
  Guidant Corp.                                                                                         181          11,941
  Medtronic Inc.                                                                                        138           7,140
                                                                                                                     19,081
HOME BUILDERS - 1.9%
  Lennar Corp.                                                                                           96           4,581


INTERNET - 9.6%
  eBay Inc. (b)                                                                                         113          10,355
  Yahoo! Inc. (b) (l)                                                                                   395          13,392
                                                                                                                     23,747
MANUFACTURING - 3.0%
  Danaher Corp.                                                                                          61           3,103
  General Electric Capital Corp.                                                                        131           4,412
                                                                                                                      7,515
MEDIA - 1.1%
  XM Satellite Radio Holdings Inc. - Class A (b) (l)                                                     90           2,793


OIL & GAS PRODUCERS - 1.0%
  Petro-Canada (l)                                                                                       49           2,563


PHARMACEUTICALS - 12.9%
  Abbott Laboratories                                                                                    59           2,501
  AstraZeneca Plc - ADR                                                                                 208           8,538
  Cardinal Health Inc.                                                                                   55           2,424
  Elan Corp. Plc - ADR (b) (l)                                                                           90           2,114
  Eli Lilly & Co.                                                                                       123           7,399
  Forest Laboratories Inc. (b)                                                                           67           3,024
  Gilead Sciences Inc. (b)                                                                               68           2,534
  Schering-Plough Corp.                                                                                 183           3,488
                                                                                                                     32,022
RETAIL - 5.8%
  Autozone Inc. (b)                                                                                      70           5,392
  Best Buy Co. Inc.                                                                                      73           3,934
  Lowe's Cos. Inc.                                                                                       48           2,622
  Starbucks Corp. (b)                                                                                    52           2,372
                                                                                                                     14,320
SEMICONDUCTORS - 3.9%
  Analog Devices Inc.                                                                                   137           5,326
  Xilinx Inc.                                                                                           159           4,296
                                                                                                                      9,622
SOFTWARE - 8.6%
  Electronic Arts Inc. (b)                                                                              121           5,578
  First Data Corp.                                                                                      215           9,334
  Microsoft Corp. (l)                                                                                   234           6,480
                                                                                                                     21,392
TELECOMMUNICATIONS EQUIPMENT - 4.5%
  Cisco Systems Inc. (b)                                                                                359           6,500
  Corning Inc. (b)                                                                                      425           4,711
                                                                                                                     11,211
  Total Common Stocks (cost $230,018)                                                                               238,932
SHORT TERM INVESTMENTS - 5.6%
MONEY MARKET FUNDS - 5.6%
  Dreyfus Cash Management Plus, 1.50% (a)                                                            12,433          12,433
  Dreyfus Government Cash Management, 1.43% (a)                                                       1,408           1,408

  Total Short Term Investments (cost $13,841)                                                                        13,841
TOTAL INVESTMENTS - 102.1% (COST $243,859)                                                                          252,773
------------------------------------------

OTHER ASSETS AND LIABILITIES, NET -  (2.1%)                                                                         (5,190)
-------------------------------------------

TOTAL NET ASSETS - 100%                                                                                            $247,583
-----------------------

JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND
COMMON STOCKS - 97.1%
APPAREL - 0.4%
  Hermes International                                                                                   12          $2,181


BANKS - 5.4%
  Credit Suisse Group (b)                                                                               122           3,877
  Mellon Financial Corp.                                                                                144           3,990
  Northern Trust Corp.                                                                                   84           3,444
  State Street Corp.                                                                                    195           8,333
  UBS AG                                                                                                 81           5,674
  US Bancorp.                                                                                           160           4,618
                                                                                                                     29,936
BEVERAGES - 1.2%
  Coca-Cola Co.                                                                                         116           4,650
  PepsiCo Inc.                                                                                           37           1,810
                                                                                                                      6,460
BIOTECHNOLOGY - 1.4%
  Amgen Inc. (b)                                                                                        114           6,473
  Genentech Inc. (b)                                                                                     28           1,457
                                                                                                                      7,930
COMMERCIAL SERVICES - 3.2%
  Accenture Ltd. (b)                                                                                    274           7,417
  Apollo Group Inc. (b) (l)                                                                              65           4,791
  Cendant Corp.                                                                                         241           5,201
                                                                                                                     17,409
COMPUTERS - 3.1%
  Affiliated Computer Services Inc. - Class A (b) (l)                                                   118           6,558
  Dell Inc. (b)                                                                                         265           9,448
  SunGard Data Systems Inc. (b)                                                                          34             799
                                                                                                                     16,805
COSMETICS & PERSONAL CARE - 0.2%
  Gillette Co.                                                                                           31           1,273


DIVERSIFIED FINANCIAL SERVICES - 9.9%
  American Express Co.                                                                                  164           8,419
  Ameritrade Holding Corp. (b)                                                                          203           2,437
  Charles Schwab Corp.                                                                                  211           1,940
  Citigroup Inc.                                                                                        423          18,656
  Fannie Mae                                                                                             63           3,994
  Freddie Mac                                                                                            28           1,840
  Goldman Sachs Group Inc.                                                                               36           3,357
  MBNA Corp.                                                                                             53           1,346
  Merrill Lynch & Co. Inc.                                                                              113           5,594
  SLM Corp.                                                                                             150           6,693
                                                                                                                     54,276
ELECTRICAL COMPONENTS & EQUIPMENT - 0.6%
  Samsung Electronics Co. Ltd.                                                                            8           3,261

ENTERTAINMENT - 1.4%
  International Game Technology                                                                         218           7,841


FOOD - 1.1%
  Compass Group Plc                                                                                     654           2,610
  Sysco Corp.                                                                                           108           3,222
                                                                                                                      5,832
HEALTHCARE - 7.8%
  Biomet Inc.                                                                                            59           2,747
  Boston Scientific Corp. (b)                                                                            96           3,826
  Guidant Corp.                                                                                          32           2,113
  Johnson & Johnson                                                                                     111           6,224
  Medtronic Inc.                                                                                         89           4,635
  UnitedHealth Group Inc.                                                                               198          14,630
  WellPoint Health Networks Inc. (b)                                                                     85           8,965
                                                                                                                     43,140
INSURANCE - 3.9%
  ACE Ltd.                                                                                               71           2,832
  American International Group Inc.                                                                     181          12,327
  Hartford Financial Services Group Inc.                                                                 75           4,651
  St. Paul Cos. Inc.                                                                                     53           1,738
                                                                                                                     21,548
INTERNET - 2.6%
  eBay Inc. (b)                                                                                          62           5,719
  Google Inc. (b)                                                                                         6             804
  IAC/InterActiveCorp (b) (l)                                                                           161           3,547
  Yahoo! Inc. (b)                                                                                       132           4,476
                                                                                                                     14,546
IRON & STEEL - 0.6%
  Nucor Corp.                                                                                            39           3,554


LEISURE TIME - 1.8%
  Carnival Corp.                                                                                        132           6,223
  Harley-Davidson Inc. (l)                                                                               65           3,864
                                                                                                                     10,087
LODGING - 0.3%
  MGM MIRAGE (b)                                                                                         29           1,450


MANUFACTURING - 5.7%
  Danaher Corp. (l)                                                                                     159           8,148
  General Electric Capital Corp.                                                                        451          15,148
  Tyco International Ltd.                                                                               264           8,083
                                                                                                                     31,379
MEDIA - 7.3%
  British Sky Broadcasting Plc                                                                          273           2,370
  Clear Channel Communications Inc.                                                                      98           3,045
  Comcast Corp. - Special Class A (b)                                                                   149           4,163
  E.W. Scripps Co.                                                                                       80           3,842
  EchoStar Communications Corp. (b)                                                                     202           6,286
  Liberty Media Corp. (b)                                                                               810           7,062
  Liberty Media International Inc. - Class A (b)                                                         31           1,042
  Sogecable SA (b)                                                                                       16             656
  Time Warner Inc. (b)                                                                                  248           4,004
  Univision Communications Inc. (b) (l)                                                                  93           2,949
  Viacom Inc. - Class B                                                                                 141           4,726
                                                                                                                     40,145
MINING - 1.3%
  BHP Billiton Ltd.                                                                                     264           2,742
  Rio Tinto Plc                                                                                         167           4,480
                                                                                                                      7,222
OIL & GAS PRODUCERS - 2.2%
  ChevronTexaco Corp.                                                                                   117           6,287
  Exxon Mobil Corp.                                                                                     124           6,003
                                                                                                                     12,290
OIL & GAS SERVICES - 2.6%
  Baker Hughes Inc.                                                                                     181           7,918
  Schlumberger Ltd.                                                                                      99           6,670
                                                                                                                     14,588
PHARMACEUTICALS - 4.4%
  Cardinal Health Inc.                                                                                   27           1,177
  Forest Laboratories Inc. (b)                                                                           79           3,549
  Gilead Sciences Inc. (b)                                                                              111           4,164
  Pfizer Inc.                                                                                           331          10,117
  Teva Pharmaceutical Industries Ltd. - ADR                                                             100           2,582
  Wyeth                                                                                                  78           2,918
                                                                                                                     24,507
RETAIL - 9.2%
  Best Buy Co. Inc.                                                                                     122           6,620
  Family Dollar Stores Inc.                                                                             109           2,954
  Home Depot Inc.                                                                                       202           7,928
  Inditex SA                                                                                             49           1,218
  Kingfisher Plc                                                                                        307           1,710
  Kohl's Corp. (b)                                                                                       52           2,506
  Starbucks Corp. (b)                                                                                    51           2,305
  Target Corp.                                                                                          200           9,027
  Walgreen Co.                                                                                          119           4,249
  Wal-Mart de Mexico SA de CV                                                                           210             712
  Wal-Mart de Mexico SA de CV - ADR                                                                      64           2,180
  Wal-Mart Stores Inc.                                                                                  170           9,061
                                                                                                                     50,470
SEMICONDUCTORS - 3.5%
  Analog Devices Inc.                                                                                    74           2,858
  Applied Materials Inc. (b)                                                                            129           2,119
  Intel Corp.                                                                                           262           5,250
  Maxim Integrated Products Inc.                                                                         68           2,893
  QLogic Corp. (b)                                                                                       55           1,629
  Texas Instruments Inc.                                                                                 88           1,863
  Xilinx Inc.                                                                                           101           2,730
                                                                                                                     19,342
SOFTWARE - 8.7%
  Adobe Systems Inc.                                                                                     73           3,587
  First Data Corp.                                                                                       86           3,737
  Fiserv Inc. (b)                                                                                       138           4,811
  Intuit Inc. (b)                                                                                        96           4,345
  Mercury Interactive Corp. (b) (l)                                                                      68           2,382
  Microsoft Corp.                                                                                       684          18,918
  Oracle Corp. (b)                                                                                      227           2,561
  Red Hat Inc. (b)                                                                                      137           1,673
  SAP AG                                                                                                 22           3,465
  Veritas Software Corp. (b)                                                                            134           2,377
                                                                                                                     47,856
TELECOMMUNICATIONS EQUIPMENT - 2.4%
  Cisco Systems Inc. (b)                                                                                333           6,020
  Corning Inc. (b)                                                                                      322           3,566
  Juniper Networks Inc. (b)                                                                             146           3,440
                                                                                                                     13,026
TOBACCO - 0.5%
  Altria Group Inc.                                                                                      55           2,587


TRANSPORTATION - 1.1%
  United Parcel Service Inc.                                                                             80           6,104


WIRELESS TELECOMMUNICATIONS - 3.3%
  Crown Castle International Corp. (b)                                                                  180           2,678
  Nextel Communications Inc. (b)                                                                        298           7,092
  Qualcomm Inc.                                                                                          53           2,054
  Vodafone Group Plc                                                                                  1,504           3,600
  Vodafone Group Plc - ADR (l)                                                                          105           2,522
                                                                                                                     17,946
  Total Common Stocks (cost $494,975)                                                                               534,991
PREFERRED STOCKS - 0.9%
MEDIA - 0.9%
  News Corp. Ltd. - ADR                                                                                 159           4,991

  Total Preferred Stocks (cost $5,081)                                                                                4,991
SHORT TERM INVESTMENTS - 2.6%
MONEY MARKET FUNDS - 2.6%
  Dreyfus Cash Management Plus, 1.50% (a)                                                             1,274           1,274
  T. Rowe Price Reserves Investment Fund, 1.71% (a) (n)                                              12,920          12,920

  Total Short Term Investments (cost $14,194)                                                                        14,194
TOTAL INVESTMENTS - 100.6% (COST $514,250)                                                                          554,176
------------------------------------------

OTHER ASSETS AND LIABILITIES, NET -  (0.6%)                                                                         (3,452)
-------------------------------------------

TOTAL NET ASSETS - 100%                                                                                            $550,724
-----------------------

JNL/T. ROWE PRICE MID-CAP GROWTH FUND
COMMON STOCKS - 96.0%
ADVERTISING - 0.7%
  Catalina Marketing Corp.                                                                               76          $1,754
  Getty Images Inc. (b)                                                                                  20           1,112
  Harte-Hanks Inc.                                                                                        1              30
  Lamar Advertising Co. (b)                                                                               2              75
  Omnicom Group Inc.                                                                                      1              58
  WPP Group Plc                                                                                           3             145
                                                                                                                      3,174
AEROSPACE & DEFENSE - 2.3%
  Alliant Techsystems Inc. (b)                                                                           80           4,840
  Empresa Brasiliera de Aeronautica SA - ADR                                                              3              69
  Rockwell Collins Inc.                                                                                 169           6,287
                                                                                                                     11,196
AGRICULTURE - 0.0%
  Delta & Pine Land Co.                                                                                   2              51


AIRLINES - 1.1%
  JetBlue Airways Corp. (b) (l)                                                                         100           2,092
  SkyWest Inc.                                                                                            4              53
  Southwest Airlines Co.                                                                                221           3,011
                                                                                                                      5,156
APPAREL - 0.0%
  Coach Inc. (b)                                                                                          2              72


AUTO MANUFACTURERS - 0.8%
  Oshkosh Truck Corp.                                                                                    64           3,652


BANKS - 0.8%
  Boston Private Financial Holdings Inc.                                                                  2              60
  City National Corp.                                                                                     1              58
  East-West Bancorp. Inc.                                                                                 2              67
  First Horizon National Corp.                                                                            1              61
  Investors Financial Services Corp. (l)                                                                 48           2,166
  Mellon Financial Corp.                                                                                  6             155
  North Fork Bancorp. Inc. (l)                                                                            2              76
  Northern Trust Corp.                                                                                    6             253
  Silicon Valley Bancshares (b)                                                                          27             985
  Synovus Financial Corp.                                                                                 3              73
  UCBH Holdings Inc.                                                                                      2              59
                                                                                                                      4,013
BEVERAGES - 0.7%
  Cott Corp. (b)                                                                                        121           3,484


BIOTECHNOLOGY - 3.0%
  Biogen Idec Inc. (b)                                                                                    1              67
  Celgene Corp. (b) (l)                                                                                  34           2,003
  Charles River Laboratories International Inc. (b)                                                       1              27
  Chiron Corp. (b)                                                                                        1              27
  Decode Genetics Inc. (b)                                                                                5              35
  Diversa Corp. (b)                                                                                       6              50
  Genzyme Corp. (b)                                                                                       1              49
  Human Genome Sciences Inc. (b) (l)                                                                     99           1,077
  Integra LifeSciences Holdings Corp. (b)                                                                 1              42
  Invitrogen Corp. (b) (l)                                                                               38           2,062
  Martek Biosciences Corp. (b)                                                                            1              44
  Medimmune Inc. (b)                                                                                    277           6,560
  Millennium Pharmaceuticals Inc. (b)                                                                     5              63
  Millipore Corp. (b)                                                                                     1              57
  Nektar Therapeutics (b)                                                                                 2              29
  Protein Design Labs Inc. (b)                                                                           70           1,375
  Qiagen NV (b)                                                                                           4              41
  Vertex Pharmaceuticals Inc. (b)                                                                        92             969
                                                                                                                     14,577
BUILDING MATERIALS - 0.8%
  American Standard Cos. Inc. (b)                                                                        95           3,696
  Trex Co. Inc. (b)                                                                                       1              54
                                                                                                                      3,750
CHEMICALS - 1.4%
  Ecolab Inc.                                                                                             2              69
  Engelhard Corp.                                                                                         1              34
  Potash Corp. (b)                                                                                      100           6,417
  Praxair Inc.                                                                                            1              47
  Sigma-Aldrich Corp.                                                                                     1              41
  Symyx Technologies Inc. (b)                                                                             2              57
  Valspar Corp.                                                                                           1              57
                                                                                                                      6,720
COMMERCIAL SERVICES - 6.7%
  Apollo Group Inc. (b) (l)                                                                              26           1,924
  Aramark Corp.                                                                                           2              51
  BearingPoint Inc. (b)                                                                                 121           1,082
  Career Education Corp. (b)                                                                              2              60
  ChoicePoint Inc. (b)                                                                                  167           7,114
  Corporate Executive Board Co.                                                                           2              92
  DeVry Inc. (b)                                                                                          1              29
  Education Management Corp. (b)                                                                         94           2,507
  Equifax Inc.                                                                                            3              71
  H&R Block Inc.                                                                                          1              54
  Hewitt Associates Inc. - Class A (b)                                                                  107           2,826
  Iron Mountain Inc. (b)                                                                                134           4,548
  ITT Educational Services Inc. (b)                                                                       2              72
  Manpower Inc.                                                                                         109           4,854
  MoneyGram International Inc.                                                                          172           2,939
  Moody's Corp.                                                                                           3             198
  Paychex Inc.                                                                                            3              87
  Robert Half International Inc.                                                                         92           2,366
  Universal Technical Institute Inc. (b)                                                                  3              78
  Viad Corp.                                                                                             49           1,163
  Watson Wyatt & Co. Holdings                                                                             2              60
                                                                                                                     32,175
COMPUTERS - 4.5%
  Affiliated Computer Services Inc. - Class A (b) (l)                                                     1              78
  CACI International Inc. - Class A (b)                                                                  46           2,428
  Cadence Design Systems Inc. (b) (l)                                                                   205           2,668
  Ceridian Corp. (b)                                                                                     75           1,381
  Cognizant Technology Solutions Corp. (b)                                                                5             165
  Diebold Inc.                                                                                           69           3,222
  DST Systems Inc. (b) (l)                                                                              118           5,234
  Factset Research Systems Inc.                                                                           2              87
  Jack Henry & Associates Inc.                                                                          100           1,879
  Kronos Inc. (b)                                                                                         1              58
  Lexmark International Inc. (b)                                                                         13           1,109
  Mercury Computer Systems Inc. (b)                                                                       2              43
  National Instruments Corp.                                                                              2              58
  Network Appliance Inc. (b) (l)                                                                          3              69
  Research In Motion Ltd. (b)                                                                            13             992
  SunGard Data Systems Inc. (b)                                                                          77           1,837
  Synopsys Inc. (b)                                                                                       4              58
                                                                                                                     21,366
COSMETICS & PERSONAL CARE - 0.0%
  Estee Lauder Cos. Inc.                                                                                  1              33


DISTRIBUTION & WHOLESALE - 0.7%
  CDW Corp.                                                                                              58           3,360


DIVERSIFIED FINANCIAL SERVICES - 3.8%
  A.G. Edwards Inc.                                                                                       1              42
  Ameritrade Holding Corp. (b)                                                                          269           3,229
  Amvescap Plc ADR (l)                                                                                    4              44
  CapitalSource Inc. (b)                                                                                123           2,748
  Charles Schwab Corp.                                                                                   11              96
  Eaton Vance Corp.                                                                                      84           3,377
  Federated Investors Inc.                                                                               62           1,760
  Franklin Resources Inc.                                                                                 5             251
  Janus Capital Group Inc.                                                                                2              33
  LaBranche & Co. Inc. (b) (l)                                                                            7              57
  Legg Mason Inc.                                                                                        48           2,581
  Raymond James Financial Inc.                                                                            2              55
  Waddell & Reed Financial Inc. - Class A                                                               171           3,755
                                                                                                                     18,028
ELECTRICAL COMPONENTS & EQUIPMENT - 0.0%
  Littelfuse Inc. (b)                                                                                     2              55
  Molex Inc.                                                                                              3              82
                                                                                                                        137
ELECTRONICS - 3.3%
  Applera Corp. - Applied Biosystems Group                                                                3              53
  Cymer Inc. (b)                                                                                          2              54
  Flextronics International Ltd. (b)                                                                    104           1,378
  Flir Systems Inc. (b)                                                                                  53           3,083
  Garmin Ltd. (l)                                                                                        68           2,941
  Gentex Corp. (l)                                                                                       83           2,930
  Jabil Circuit Inc. (b)                                                                                120           2,767
  Mettler-Toledo International Inc. (b)                                                                   1              52
  Symbol Technologies Inc.                                                                                3              37
  Waters Corp. (b)                                                                                       57           2,522
                                                                                                                     15,817
ENTERTAINMENT - 0.1%
  Alliance Gaming Corp. (b)                                                                               3              51
  International Game Technology                                                                           6             209
  Shuffle Master Inc. (b)                                                                                 2              71
                                                                                                                        331
ENVIRONMENTAL CONTROL - 0.0%
  Stericycle Inc. (b)                                                                                     2              73


FOOD - 0.9%
  Hershey Foods Corp.                                                                                     2              70
  McCormick & Co. Inc.                                                                                    2              55
  Tootsie Roll Industries Inc.                                                                            1              35
  Whole Foods Market Inc.                                                                                45           3,860
  WM.Wrigley Jr. Co.                                                                                      1              70
                                                                                                                      4,090
HEALTHCARE - 6.0%
  Anthem Inc. (b)                                                                                         2             192
  Arthrocare Corp. (b)                                                                                    2              67
  Bausch & Lomb Inc.                                                                                      1              53
  Beckman Coulter Inc.                                                                                    1              62
  Becton Dickinson & Co.                                                                                  2              78
  Biomet Inc.                                                                                             3             117
  C.R. Bard Inc.                                                                                          2             119
  Community Health Systems Inc. (b)                                                                      67           1,777
  Cooper Cos. Inc. (l)                                                                                    1              69
  Coventry Health Care Inc. (b)                                                                          43           2,300
  DaVita Inc. (b)                                                                                        43           1,327
  Dentsply International Inc.                                                                             2             104
  Edwards Lifesciences Corp. (b)                                                                         78           2,613
  Gen-Probe Inc. (b)                                                                                     18             718
  Health Management Associates Inc. (l)                                                                 192           3,923
  Henry Schein Inc. (b)                                                                                   2             118
  Kinetic Concepts Inc. (b)                                                                              83           4,362
  Kyphon Inc. (b)                                                                                         2              50
  Laboratory Corp. of America Holdings (b)                                                              110           4,787
  Lincare Holdings Inc. (b) (l)                                                                           2              59
  Manor Care Inc.                                                                                       157           4,713
  Patterson Cos. Inc. (b)                                                                                 1              84
  Quest Diagnostics Inc.                                                                                  1             106
  Renal Care Group Inc. (b)                                                                               2              74
  ResMed Inc. (b)                                                                                         1              62
  Respironics Inc. (b)                                                                                    1              59
  Smith & Nephew Plc                                                                                      1              32
  St. Jude Medical Inc. (b)                                                                               2             120
  Sybron Dental Specialties Inc. (b)                                                                      2              62
  Techne Corp. (b)                                                                                        1              53
  Varian Medical Systems Inc. (b)                                                                         4             131
  Wellchoice Inc. (b)                                                                                     4             134
  WellPoint Health Networks Inc. (b)                                                                      1              84
  Wright Medical Group Inc. (b)                                                                           2              45
  Zimmer Holdings Inc. (b)                                                                                1              88
                                                                                                                     28,742
HOME BUILDERS - 0.1%
  Centex Corp.                                                                                            2             116
  KB Home                                                                                                 1              76
  Lennar Corp.                                                                                            3             129
  Pulte Homes Inc.                                                                                        1              68
  Thor Industries Inc.                                                                                    3              71
  Toll Brothers Inc. (b)                                                                                  3             125
  Winnebago Industries                                                                                    2              55
                                                                                                                        640
HOUSEHOLD PRODUCTS - 0.0%
  Avery Dennison Corp.                                                                                    1              59
  Clorox Co.                                                                                              1              48
  Jarden Corp. (b)                                                                                        1              44
                                                                                                                        151
INSURANCE - 3.3%
  AMBAC Financial Group Inc.                                                                              1              64
  Arch Capital Group Ltd. (b)                                                                             1              27
  Arthur J. Gallagher & Co.                                                                               2              63
  Assurant Inc.                                                                                          83           2,158
  Axis Capital Holdings Ltd.                                                                             64           1,664
  Brown & Brown Inc.                                                                                      1              64
  Markel Corp. (b)                                                                                        -              62
  MBIA Inc.                                                                                               1              64
  MGIC Investment Corp.                                                                                   1              80
  Principal Financial Group                                                                              84           3,021
  Protective Life Corp.                                                                                  64           2,516
  Radian Group Inc.                                                                                      50           2,316
  RenaissanceRe Holdings Ltd.                                                                             1              62
  Triad Guaranty Inc. (b)                                                                                 1              39
  Willis Group Holdings Ltd.                                                                             94           3,504
                                                                                                                     15,704
INTERNET - 3.4%
  Check Point Software Technologies Ltd. (b)                                                              3              49
  CheckFree Corp. (b)                                                                                    79           2,186
  CNET Networks Inc. (b)                                                                                108             988
  F5 Networks Inc. (b)                                                                                    3              97
  IAC/InterActiveCorp (b) (l)                                                                            38             837
  Internet Security Systems Inc. (b)                                                                      3              46
  Matrixone Inc. (b)                                                                                     10              51
  McAfee Inc. (b)                                                                                       262           5,268
  Monster Worldwide Inc. (b) (l)                                                                        102           2,521
  Sina Corp. (b)                                                                                          5             122
  Symantec Corp. (b)                                                                                      2              93
  VeriSign Inc. (b)                                                                                     193           3,835
  Websense Inc. (b)                                                                                       1              55
                                                                                                                     16,148
IRON & STEEL - 0.8%
  Nucor Corp. (l)                                                                                        44           4,020


LEISURE TIME - 1.3%
  Brunswick Corp.                                                                                       130           5,949
  Harley-Davidson Inc.                                                                                    1              42
  Multimedia Games Inc. (b)                                                                               2              26
  Polaris Industries Inc.                                                                                 1              50
  Royal Caribbean Cruises Ltd. (l)                                                                        2              87
  Sabre Holdings Corp.                                                                                    3              61
  WMS Industries Inc. (b)                                                                                 1              34
                                                                                                                      6,249
LODGING - 1.0%
  Fairmont Hotels & Resorts Inc.                                                                        156           4,262
  Hilton Hotels Corp.                                                                                     4              77
  Marriott International Inc. - Class A                                                                   5             249
  Station Casinos Inc.                                                                                    5             246
  Wynn Resorts Ltd. (b)                                                                                   3             129
                                                                                                                      4,963
MACHINERY - 0.0%
  IDEX Corp.                                                                                              1              31
  Zebra Technologies Corp. (b)                                                                            1              73
                                                                                                                        104
MANUFACTURING - 2.8%
  Cuno Inc. (b)                                                                                           1              52
  Danaher Corp. (l)                                                                                      75           3,825
  Dover Corp.                                                                                             1              39
  ITT Industries Inc.                                                                                    53           4,207
  Pall Corp.                                                                                              1              27
  Roper Industries Inc.                                                                                  90           5,189
                                                                                                                     13,339
MEDIA - 3.8%
  Cablevision Systems Corp. (b) (l)                                                                      90           1,825
  Citadel Broadcasting Corp. (b)                                                                        306           3,922
  COX Radio Inc. (b)                                                                                    113           1,684
  Cumulus Media Inc. - Class A (b)                                                                        2              35
  Dow Jones & Co. Inc. (l)                                                                                1              57
  E.W. Scripps Co.                                                                                        2             115
  Entercom Communications Corp. (b)                                                                      79           2,577
  McGraw-Hill Cos. Inc.                                                                                   1              40
  Meredith Corp.                                                                                          3             128
  New York Times Co.                                                                                      2              90
  Radio One Inc. - Class D (b)                                                                            5              68
  Regent Communications Inc. (b)                                                                          9              49
  Rogers Communications Inc. - Class B                                                                  134           2,708
  Salem Communications Corp. - Class A (b)                                                                3              78
  Scholastic Corp. (b)                                                                                   68           2,101
  Spanish Broadcasting System Inc. (b)                                                                    6              59
  Univision Communications Inc. (b)                                                                       6             202
  Washington Post                                                                                         -             184
  Westwood One Inc. (b)                                                                                   3              67
  XM Satellite Radio Holdings Inc. - Class A (b) (l)                                                     67           2,079
                                                                                                                     18,068
METAL FABRICATION & HARDWARE - 0.0%
  Kaydon Corp.                                                                                            2              43


MINING - 0.8%
  Newmont Mining Corp. (l)                                                                               79           3,597


OFFICE FURNISHINGS - 0.0%
  HNI Corp.                                                                                               1              40


OIL & GAS PRODUCERS - 4.1%
  Apache Corp.                                                                                            2             100
  Devon Energy Corp.                                                                                      1              99
  Diamond Offshore Drilling Inc. (l)                                                                    137           4,506
  EOG Resources Inc.                                                                                     63           4,149
  Murphy Oil Corp.                                                                                       72           6,239
  XTO Energy Inc.                                                                                       138           4,473
                                                                                                                     19,566
OIL & GAS SERVICES - 4.5%
  Baker Hughes Inc.                                                                                       5             232
  BJ Services Co.                                                                                       143           7,516
  Cooper Cameron Corp. (b)                                                                               67           3,647
  FMC Technologies Inc. (b)                                                                             113           3,774
  Smith International Inc. (b)                                                                          103           6,237
  Weatherford International Ltd. (b)                                                                      2             106
                                                                                                                     21,512
PACKAGING & CONTAINERS - 0.0%
  Sealed Air Corp. (b)                                                                                    2              79


PHARMACEUTICALS - 8.7%
  Abgenix Inc. (b)                                                                                       87             855
  Alkermes Inc. (b)                                                                                      87           1,004
  Allergan Inc.                                                                                           1              73
  AmerisourceBergen Corp. (l)                                                                            67           3,599
  Amylin Pharmaceuticals Inc. (b) (l)                                                                    59           1,217
  Andrx Corp. (b)                                                                                        92           2,059
  Atherogenics Inc. (b) (l)                                                                               3              96
  Barr Laboratories Inc. (b)                                                                             99           4,102
  Caremark Rx Inc. (b)                                                                                    3             109
  Cephalon Inc. (b) (l)                                                                                  66           3,166
  Express Scripts Inc. - Class A (b)                                                                      2             118
  Eyetech Pharmaceuticals Inc. (b) (l)                                                                   35           1,190
  Gilead Sciences Inc. (b)                                                                              134           5,013
  ImClone Systems Inc. (b)                                                                               26           1,374
  IVAX Corp. (b)                                                                                        218           4,175
  Medco Health Solutions Inc. (b)                                                                         4             114
  Medicines Co. (b)                                                                                       2              48
  Medicis Pharmaceutical Corp. - Class A                                                                  1              23
  Neurocrine Biosciences Inc. (b)                                                                        47           2,193
  Omnicare Inc.                                                                                         202           5,715
  Onyx Pharmaceuticals Inc. (b) (l)                                                                       1              39
  Sepracor Inc. (b)                                                                                      23           1,127
  Taro Pharmaceuticals Industries Ltd. (b) (l)                                                           48           1,121
  Valeant Pharmaceuticals International                                                                 127           3,062
                                                                                                                     41,592
PIPELINES - 0.6%
  Western Gas Resources Inc.                                                                             99           2,830


REAL ESTATE - 0.0%
  Jones Lang LaSalle Inc. (b)                                                                             1              36


RETAIL - 6.8%
  99 Cents Only Stores (b) (l)                                                                            3              36
  Autozone Inc. (b) (l)                                                                                   1              54
  Bed Bath & Beyond Inc. (b)                                                                              3             119
  Best Buy Co. Inc.                                                                                      72           3,905
  Big Lots Inc. (b)                                                                                       3              37
  Cheesecake Factory (b)                                                                                 72           3,112
  CVS Corp.                                                                                               1              42
  Dollar General Corp.                                                                                    7             145
  Dollar Tree Stores Inc. (b) (l)                                                                       105           2,841
  Family Dollar Stores Inc.                                                                             150           4,054
  Fred's Inc.                                                                                             3              61
  Men's Wearhouse Inc. (b)                                                                                2              49
  MSC Industrial Direct Co. Inc.                                                                         17             579
  O'Reilly Automotive Inc. (b)                                                                           66           2,535
  Outback Steakhouse Inc.                                                                                 1              50
  Petsmart Inc.                                                                                         149           4,224
  PF Chang's China Bistro Inc. (b)                                                                       40           1,940
  Ross Stores Inc.                                                                                      124           2,897
  Ruby Tuesday Inc.                                                                                       2              47
  Shoppers Drug Mart Corp. (b)                                                                           66           1,784
  Staples Inc.                                                                                            3              95
  Starbucks Corp. (b)                                                                                     1              45
  Tiffany & Co.                                                                                           5             141
  TJX Cos. Inc.                                                                                           8             185
  Williams-Sonoma Inc. (b)                                                                               92           3,441
                                                                                                                     32,418
SEMICONDUCTORS - 4.9%
  Agere Systems Inc. - Class B (b)                                                                       45              46
  Altera Corp. (b)                                                                                       12             241
  AMIS Holdings Inc. (b)                                                                                117           1,580
  Analog Devices Inc.                                                                                     5             175
  ASML Holding NV - NYS (b)                                                                               4              51
  Broadcom Corp. (b)                                                                                      7             177
  Emulex Corp. (b)                                                                                        5              56
  Integrated Circuit Systems Inc. (b)                                                                    98           2,111
  Intersil Corp.                                                                                        190           3,028
  KLA-Tencor Corp. (b) (l)                                                                                2              75
  Lam Research Corp. (b)                                                                                  4              81
  Linear Technology Corp.                                                                                 6             228
  Marvell Technology Group Ltd. (b)                                                                       2              57
  Maxim Integrated Products Inc.                                                                          3             118
  Microchip Technology Inc.                                                                             136           3,640
  Microsemi Corp. (b)                                                                                     5              65
  National Semiconductor Corp. (b)                                                                        5              74
  Novellus Systems Inc. (b) (l)                                                                         113           3,015
  PMC - Sierra Inc. (b)                                                                                 121           1,066
  Power Integrations Inc. (b)                                                                             3              51
  QLogic Corp. (b)                                                                                       81           2,411
  Semtech Corp. (b)                                                                                      95           1,825
  Silicon Laboratories Inc. (b)                                                                           2              57
  Xilinx Inc.                                                                                           118           3,174
                                                                                                                     23,402
SOFTWARE - 5.6%
  Adobe Systems Inc.                                                                                     51           2,538
  BMC Software Inc. (b)                                                                                   5              76
  Certegy Inc.                                                                                          142           5,288
  Citrix Systems Inc. (b)                                                                                51             895
  Cognos Inc. (b)                                                                                        36           1,261
  Dun & Bradstreet Corp. (b)                                                                              1              59
  Electronic Arts Inc. (b)                                                                                2              87
  Fair Isaac Corp.                                                                                        2              67
  FILENET Corp. (b)                                                                                       1              24
  Fiserv Inc. (b)                                                                                        86           2,981
  Global Payments Inc.                                                                                   59           3,159
  IMS Health Inc.                                                                                         5             124
  Intuit Inc. (b)                                                                                        51           2,306
  Mercury Interactive Corp. (b) (l)                                                                      63           2,201
  Navteq Corp. (b)                                                                                       93           3,318
  Red Hat Inc. (b) (l)                                                                                  106           1,294
  SEI Investments Co.                                                                                     2              54
  Siebel Systems Inc. (b)                                                                                 7              51
  Veritas Software Corp. (b)                                                                             68           1,206
                                                                                                                     26,989
TELECOMMUNICATIONS EQUIPMENT - 2.1%
  Comverse Technology Inc. (b) (l)                                                                       77           1,450
  Corning Inc. (b)                                                                                       13             139
  Harris Corp.                                                                                          107           5,879
  JDS Uniphase Corp. (b) (l)                                                                             48             161
  Juniper Networks Inc. (b) (l)                                                                         103           2,428
  Plantronics Inc.                                                                                        1              51
                                                                                                                     10,108
TEXTILES - 0.0%
  Cintas Corp.                                                                                            3             130


TOYS & HOBBIES - 0.0%
  Mattel Inc.                                                                                             3              54


TRANSPORTATION - 1.1%
  C.H. Robinson Worldwide Inc.                                                                           63           2,918
  Expeditors International of Washington Inc. (l)                                                        44           2,275
  Landstar System Inc. (b)                                                                                2             123
  UTI Worldwide Inc.                                                                                      1              53
                                                                                                                      5,369
WIRELESS TELECOMMUNICATIONS - 2.7%
  American Tower Corp. (b) (l)                                                                            4              60
  Crown Castle International Corp. (b)                                                                  235           3,503
  Nextel Communications Inc. (b)                                                                         64           1,526
  Nextel Partners Inc. (b)                                                                              188           3,119
  Rogers Wireless Communications Inc. (b)                                                                 2              63
  Western Wireless Corp. (b)                                                                            183           4,701
                                                                                                                     12,972
  Total Common Stocks (cost $378,604)                                                                               460,120
SHORT TERM INVESTMENTS - 4.0%
MONEY MARKET FUNDS - 4.0%
  Dreyfus Cash Management Plus, 1.50% (a)                                                             2,728           2,728
  T. Rowe Price Reserves Investment Fund, 1.71% (a) (n)                                              16,391          16,391

  Total Short Term Investments (cost $19,119)                                                                        19,119
TOTAL INVESTMENTS - 100.0% (COST $397,723)                                                                          479,239
------------------------------------------

OTHER ASSETS AND LIABILITIES, NET - 0.0%                                                                               (13)
----------------------------------------

TOTAL NET ASSETS - 100%                                                                                            $479,226
-----------------------

JNL/T. ROWE PRICE VALUE FUND
COMMON STOCKS - 95.8%
AEROSPACE & DEFENSE - 3.3%
  Lockheed Martin Corp.                                                                                 101          $5,628
  Raytheon Co.                                                                                          114           4,310
  Rockwell Collins Inc.                                                                                 122           4,513
                                                                                                                     14,451
AIRLINES - 0.1%
  Delta Air Lines Inc. (b) (l)                                                                           39             127


AUTO MANUFACTURERS - 0.7%
  Ford Motor Co. (l)                                                                                     71             994
  General Motors Corp. (l)                                                                               53           2,239
                                                                                                                      3,233
BANKS - 6.2%
  Bank of America Corp.                                                                                 154           6,668
  Comerica Inc.                                                                                          67           4,000
  Huntington Bancshares Inc.                                                                            125           3,104
  Mellon Financial Corp.                                                                                132           3,661
  Royal Bank of Scotland Group Plc                                                                      147           4,246
  US Bancorp.                                                                                           175           5,052
                                                                                                                     26,731
BEVERAGES - 2.5%
  Coca-Cola Co.                                                                                         112           4,486
  Coca-Cola Enterprises Inc.                                                                            110           2,070
  Heineken NV                                                                                           139           4,187
                                                                                                                     10,743
BIOTECHNOLOGY - 0.8%
  Medimmune Inc. (b)                                                                                    154           3,655


CHEMICALS - 2.3%
  E.I. du Pont de Nemours & Co.                                                                         116           4,952
  Great Lakes Chemical Corp.                                                                            137           3,505
  Hercules Inc. (b)                                                                                     110           1,560
                                                                                                                     10,017
COMPUTERS - 1.6%
  Electronic Data Systems Corp.                                                                          52           1,008
  Hewlett-Packard Co.                                                                                   222           4,168
  Synopsys Inc. (b)                                                                                     112           1,770
                                                                                                                      6,946
DIVERSIFIED FINANCIAL SERVICES - 7.2%
  American Express Co.                                                                                   97           4,992
  Charles Schwab Corp.                                                                                  225           2,068
  Citigroup Inc.                                                                                         59           2,584
  Franklin Resources Inc.                                                                                66           3,663
  Freddie Mac                                                                                            62           4,025
  JPMorgan Chase & Co.                                                                                  212           8,433
  Merrill Lynch & Co. Inc.                                                                               31           1,541
  Morgan Stanley                                                                                         75           3,698
                                                                                                                     31,004
ELECTRIC - 3.1%
  Duke Energy Corp. (l)                                                                                 132           3,028
  FirstEnergy Corp.                                                                                      92           3,796
  NiSource Inc. (l)                                                                                     221           4,639
  Pinnacle West Capital Corp.                                                                            43           1,797
                                                                                                                     13,260
ENVIRONMENTAL CONTROL - 1.0%
  Waste Management Inc.                                                                                 165           4,519


FOOD - 1.8%
  Campbell Soup Co. (l)                                                                                 121           3,186
  General Mills Inc.                                                                                     69           3,103
  Safeway Inc. (b)                                                                                       82           1,591
                                                                                                                      7,880
FOREST PRODUCTS & PAPER - 3.3%
  Bowater Inc.                                                                                          116           4,438
  International Paper Co.                                                                               129           5,229
  MeadWestvaco Corp.                                                                                    140           4,475
                                                                                                                     14,142
HEALTHCARE - 2.0%
  Johnson & Johnson                                                                                      83           4,681
  Medtronic Inc.                                                                                         79           4,095
                                                                                                                      8,776
HOME FURNISHINGS - 0.7%
  Sony Corp. - ADR                                                                                       94           3,219

HOUSEHOLD PRODUCTS - 2.4%
  Clorox Co.                                                                                             41           2,169
  Fortune Brands Inc.                                                                                    55           4,060
  Newell Rubbermaid Inc.                                                                                205           4,103
                                                                                                                     10,332
INSURANCE - 9.3%
  Berkshire Hathaway Inc. - Class A (b)                                                                   -           3,639
  Cigna Corp.                                                                                            40           2,778
  Genworth Financial Inc. - Class A (b)                                                                 189           4,397
  Hartford Financial Services Group Inc.                                                                 36           2,242
  Marsh & McLennan Cos. Inc.                                                                            121           5,555
  Principal Financial Group                                                                             139           4,996
  Prudential Financial Inc.                                                                              53           2,474
  Radian Group Inc.                                                                                      86           3,957
  Safeco Corp. (l)                                                                                       65           2,972
  St. Paul Cos. Inc.                                                                                    152           5,011
  UnumProvident Corp.                                                                                   138           2,158
                                                                                                                     40,179
IRON & STEEL - 1.3%
  Nucor Corp.                                                                                            62           5,638


LEISURE TIME - 0.6%
  Harley-Davidson Inc.                                                                                   45           2,687


LODGING - 1.1%
  Fairmont Hotels & Resorts Inc.                                                                        167           4,565


MANUFACTURING - 7.5%
  Cooper Industries Ltd. - Class A (l)                                                                   73           4,295
  Eastman Kodak Co.                                                                                      66           2,117
  Eaton Corp.                                                                                            48           3,056
  General Electric Capital Corp.                                                                        343          11,531
  Honeywell International Inc.                                                                          143           5,128
  Pall Corp.                                                                                             55           1,339
  Tyco International Ltd.                                                                               164           5,038
                                                                                                                     32,504
MEDIA - 9.6%
  Cablevision Systems Corp. (b) (l)                                                                     193           3,914
  Comcast Corp. - Class A (b)                                                                            44           1,245
  Comcast Corp. - Special Class A (b)                                                                   191           5,330
  Dow Jones & Co. Inc. (l)                                                                              109           4,410
  Liberty Media Corp. (b)                                                                               641           5,591
  Liberty Media International Inc. - Class A (b)                                                         26             870
  New York Times Co.                                                                                     94           3,691
  Pearson Plc                                                                                           159           1,698
  Reuters Group Plc                                                                                     383           2,161
  Time Warner Inc. (b)                                                                                  297           4,789
  Viacom Inc. - Class B                                                                                 120           4,014
  Walt Disney Co.                                                                                       163           3,679
                                                                                                                     41,392
MINING - 0.7%
  Alcoa Inc.                                                                                             86           2,872


OIL & GAS PRODUCERS - 6.1%
  Amerada Hess Corp.                                                                                     39           3,480
  ConocoPhillips                                                                                         34           2,851
  Exxon Mobil Corp.                                                                                      90           4,335
  Royal Dutch Petroleum Co. - NYS                                                                        97           4,985
  Statoil ASA                                                                                           276           3,951
  Total SA - ADR                                                                                         65           6,651
                                                                                                                     26,253
OIL & GAS SERVICES - 1.8%
  Baker Hughes Inc.                                                                                     114           4,993
  Schlumberger Ltd.                                                                                      41           2,726
                                                                                                                      7,719
PHARMACEUTICALS - 4.0%
  Bristol-Myers Squibb Co.                                                                              105           2,478
  Cardinal Health Inc.                                                                                   62           2,701
  Merck & Co. Inc.                                                                                      143           4,706
  Schering-Plough Corp.                                                                                 175           3,341
  Wyeth                                                                                                 113           4,234
                                                                                                                     17,460
RETAIL - 3.9%
  CVS Corp.                                                                                              94           3,939
  Family Dollar Stores Inc.                                                                             150           4,073
  May Department Stores Co. (l)                                                                         154           3,947
  McDonald's Corp.                                                                                      119           3,344
  RadioShack Corp.                                                                                       49           1,392
                                                                                                                     16,695
SEMICONDUCTORS - 1.0%
  Intel Corp.                                                                                            68           1,354
  Texas Instruments Inc.                                                                                143           3,049
                                                                                                                      4,403
SOFTWARE - 1.4%
  Microsoft Corp.                                                                                       223           6,160


TELECOMMUNICATIONS - 2.8%
  Alltel Corp.                                                                                           54           2,987
  MCI Inc.                                                                                               72           1,203
  Qwest Communications International Inc. (b)                                                         1,013           3,374
  Sprint Corp. - FON Group                                                                              234           4,702
                                                                                                                     12,266
TOBACCO - 0.5%
  Altria Group Inc.                                                                                      43           2,042


TOYS & HOBBIES - 0.5%
  Hasbro Inc.                                                                                           124           2,336


TRANSPORTATION - 2.9%
  CNF Inc.                                                                                               63           2,566
  CSX Corp.                                                                                             146           4,837
  Union Pacific Corp.                                                                                    91           5,339
                                                                                                                     12,742
WIRELESS TELECOMMUNICATIONS - 1.7%
  Motorola Inc.                                                                                         199           3,588
  Nokia Oyj - ADR                                                                                       265           3,640
                                                                                                                      7,228
  Total Common Stocks (cost $373,592)                                                                               414,173
PREFERRED STOCKS - 0.4%
INSURANCE - 0.4%
  Genworth Financial Inc., 6.00% (b)                                                                     24             686
  UnumProvident Corp., 7.25% (b)                                                                         32             872
                                                                                                                      1,558
  Total Preferred Stocks (cost $1,388)                                                                                1,558
CORPORATE BONDS - 0.3%
AIRLINES - 0.1%
  Delta Air Lines Inc., 2.875%, 02/18/24 (e) (j) (l)                                                 $1,030             324


PHARMACEUTICALS - 0.2%
  Schering-Plough Corp., 0.00% (j)                                                                       17             874

  Total Corporate Bonds (cost $1,813)                                                                                 1,198
SHORT TERM INVESTMENTS - 4.2%
MONEY MARKET FUNDS - 4.2%
  Dreyfus Cash Management Plus, 1.50% (a)                                                               213             213
  T. Rowe Price Reserves Investment Fund, 1.71% (a) (n)                                              17,979          17,979

  Total Short Term Investments (cost $18,192)                                                                        18,192
TOTAL INVESTMENTS - 100.6% (COST $394,985)                                                                          435,121
------------------------------------------

OTHER ASSETS AND LIABILITIES, NET -  (0.6%)                                                                         (2,631)
-------------------------------------------

TOTAL NET ASSETS - 100%                                                                                            $432,490
-----------------------

JNL SERIES TRUST (UNAUDITED)
NOTES TO THE SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

(a) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of September 30, 2004.

(b)  Non-income producing security.

(c) Investment purchased on a when-issued basis. As of September 30, 2004, the total cost of investments purchased on a when-issued basis, in thousands, for the JNL/Mellon Capital Management Bond Index Fund, the JNL/PIMCO Total Return Bond Fund, the JNL/Salomon Brothers Strategic Bond Fund, and the JNL/Salomon Brothers U.S. Government & Quality Bond Fund are: $36,687; $71,365; $65,500; and $105,751, respectively.

(d) Deferred interest security that receives no current coupon payments until a predetermined date at which time the stated coupon rate becomes effective.

(e) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund has deemed these securities to be liquid based on procedures approved by the Board of Trustees. As of September 30, 2004, the market value, in thousands, of 144A or other restricted securities, in JNL/FMR Balanced Fund, JNL/JPMorgan International Value Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/PIMCO Total Return Fund, JNL/PPM America Balanced Fund, JNL/PPM America High Yield Bond Fund, JNL/Putnam International Equity Fund, JNL/Salomon Brothers High Yield Bond Fund, JNL/Salomon Brothers Strategic Bond Fund, JNL/Salomon Brothers U.S. Government & Quality Bond Fund, and JNL/T.Rowe Price Value Fund are:
     $216; $805; $183; $5,375; $2,086; $29,863; $520; $1,366;  $14,900;  $7,196;
     and $324, respectively.

(f) All or a portion of the security pledged as collateral for an investment purchased on a when-issued basis.

(g)  Variable rate security. Rate stated is in effect as of September 30, 2004.

(h) Coupon payment periodically increases over the life of the security. Rate is in effect as of September 30, 2004.

(i)  Security is in default.

(j)  Convertible security.

(k) Zero coupon security. Rate stated is the effective yield as of September 30, 2004.

(l)  All or portion of the security has been loaned.

(m) All or portion of the security pledged to cover margin requirements on open futures contracts.

(n)  Investments in affiliates.

ABBREVIATIONS:
ADR - American Depository Receipt          KRW - Korean Won
AUD - Australian Dollar                    MXN - Mexican Peso
BRL - Brazilian Real                       NOK - Norwegian Krone
BZD - Belize Dollar                        NYS - New York Shares
CAD - Canadian Dollar                      NZD - New Zealand Dollar
CHF - Swiss Franc                          PEN - New Sol
CLP - Chilean Peso                         RUB - Russian Ruble
DKK - Danish Krone                         SEK - Swedish Krona
EUR - European Currency Unit (Euro)        SGD - Singapore Dollar
GBP - British Pound                        SKK - Slovak Koruna
GDR - Global Depository Receipt            TWD - New Taiwan Dollar
HKD - Hong Kong Dollar                     USD - United States Dollar
INR - Indian Rupee                         ZAR - Rand
JPY - Japanese Yen


SUBSEQUENT EVENT - Fund Mergers and Subadviser Changes. Effective October 1, 2004, JNL/PPM America Value Equity Fund (formerly managed by PPM America Inc.) became JNL/Select Value Fund; JNL/PPM America Money Market Fund (formerly managed by PPM America Inc.) became JNL/Select Money Market Fund and JNL/PPM America Balanced Fund (formerly managed by PPM America Inc.) acquired JNL/Salomon Brothers Balanced Fund (formerly managed by Salomon Brothers Asset Management Inc.) and was renamed the JNL/Select Balanced Fund all of which are managed by Wellington Management Company LLP.; JNL/Salomon Brothers High Yield Bond Fund acquired PPM High Yield Bond Fund (formerly managed by PPM America Inc.); JNL/S&P Very Aggressive Growth I Fund, JNL/S&P Equity Growth I Fund, JNL/S&P Equity Aggressive Growth I Fund, JNL/S&P Core Index 50 Fund and JNL/S&P Core Index 75 Fund merged into JNL/S&P Aggressive Growth Fund and was renamed JNL/S&P Managed Aggressive Growth Fund; JNL/S&P Core Index 100 Fund merged into JNL/S&P Moderate Growth Fund and was renamed JNL/S&P Managed Growth Fund all of which are managed by Standard & Poors Investment Advisory Services, Inc. Effective October 1, 2004, JNL/S&P Conservative Growth Fund was renamed JNL/S&P Managed Moderate Growth Fund.

FEDERAL INCOME TAX MATTERS - As of September 30, 2004, the components of distributable earnings on a tax-basis and the federal tax cost of investments are listed in the following table (in thousands). Cost and unrealized appreciation may differ for financial statement and tax purposes primarily because of the realization for tax purposes of unrealized gains on certain forward foreign currency or futures contracts and unrealized gains or losses on investments in passive foreign investment companies; the difference in accounting in Real Estate Investments Trusts; and the tax deferral of losses on wash sale transactions




                                                                                GROSS         GROSS      NET UNREALIZED
                                                                  COST OF    UNREALIZED    UNREALIZED    APPRECIATION
                                                                 INVESTMENTS APPRECIATION  DEPRECIATION  DEPRECIATION
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
JNL/AIM Large Cap Growth Fund                                 $    137,199  $     10,890  $     (2,687) $       8,203
JNL/AIM Small Cap Growth Fund                                       37,346         5,779        (2,832)         2,947
JNL/Alger Growth Fund                                              246,767        19,860       (11,832)         8,028
JNL/Alliance Capital Growth Fund                                    62,837         5,155        (5,536)          (381)
JNL/Eagle Core Equity Fund                                         302,199        14,266       (19,991)        (5,725)
JNL/Eagle SmallCap Equity Fund                                     114,389        29,074        (6,430)        22,644
JNL/FMR Balanced Fund                                               94,200         5,174        (3,429)         1,745
JNL/FMR Capital Growth Fund                                        138,890         9,105        (8,503)           602
JNL/JPMorgan International Value Fund                               60,600         3,961        (1,429)         2,532
JNL/Lazard Mid Cap Value Fund                                      160,535        16,512        (5,420)        11,092
JNL/Lazard Small Cap Value Fund                                    162,099        19,951        (9,526)        10,425
JNL/Mellon Capital Management Bond Index Fund                      178,671         2,009          (773)         1,236
JNL/Mellon Capital Management Enhanced S&P 500
    Stock Index Fund                                               176,137        10,053        (9,950)           103
JNL/Mellon Capital Management International Index Fund             214,963        24,744        (9,121)        15,623
JNL/Mellon Capital Management S&P 400 MidCap Index Fund            150,935        19,279        (9,127)        10,152
JNL/Mellon Capital Management S&P 500 Index Fund                   292,953        32,426       (13,740)        18,686
JNL/Mellon Capital Management Small Cap Index Fund                 129,784        18,999       (10,330)         8,669
JNL/Oppenheimer Global Growth Fund                                 155,057        22,863        (7,825)        15,038
JNL/Oppenheimer Growth Fund                                         25,856         1,321        (1,760)          (437)
JNL/PIMCO Total Return Bond Fund                                   454,476         4,548        (1,618)         2,930
JNL/PPM America Balanced Fund                                      303,132        43,471        (8,617)        34,854
JNL/PPM America High Yield Bond Fund                               266,987        16,455        (1,776)        14,679
JNL/PPM America Money Market Fund                                  198,472             -             -              -
JNL/PPM America Value Fund                                         142,235        16,463        (4,912)        11,551
JNL/Putnam Equity Fund                                             136,942        12,532        (8,556)         3,976
JNL/Putnam International Equity Fund                                77,763        10,099        (4,531)         5,568
JNL/Putnam Midcap Growth Fund                                       28,066         3,762        (1,248)         2,514
JNL/Putnam Value Equity Fund                                       198,146        18,376       (11,389)         6,987
JNL/S&P Aggressive Growth Fund I                                   220,843        14,861       (18,595)        (3,734)
JNL/S&P Conservative Growth Fund I                                 538,112        31,741       (19,253)        12,488
JNL/S&P Core Index 100 Fund                                         41,389         4,378          (346)         4,032
JNL/S&P Core Index 50 Fund                                          11,788           644          (312)           332
JNL/S&P Core Index 75 Fund                                          19,646         1,176          (262)           914
JNL/S&P Equity Aggressive Growth Fund I                             67,205         5,183       (10,872)        (5,689)
JNL/S&P Equity Growth Fund I                                       247,486        18,202       (41,292)       (23,090)
JNL/S&P Moderate Growth Fund I                                     844,328        53,332       (41,959)        11,373
JNL/S&P Very Aggressive Growth Fund I                               80,596         6,407       (16,587)       (10,180)
JNL/Salomon Brothers Balanced Fund                                  12,731             -             1              1
JNL/Salomon Brothers High Yield Bond Fund                           13,021           963        (1,364)          (401)
JNL/Salomon Brothers Strategic Bond Fund                           311,001         8,581        (3,536)         5,045
JNL/Salomon Brothers U.S. Government & Quality Bond Fund           320,973         4,893          (873)         4,020
JNL/Select Global Growth Fund                                      172,401        13,612        (2,712)        10,900
JNL/Select Large Cap Growth Fund                                   248,270        20,541       (16,038)         4,503
T. Rowe Price/JNL Established Growth Fund                          520,615        69,805       (36,244)        33,561
T. Rowe Price/JNL Mid-Cap Growth Fund                              400,618       100,883       (22,262)        78,621
T. Rowe Price/JNL Value Fund                                       397,301        56,504       (18,684)        37,820




Readers should review the annual or semi-annual report filed with the Securities
& Exchange Commission which contains additional information.


JNL SERIES TRUST (UNAUDITED)
NOTES TO THE SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004

SCHEDULE OF OPTIONS WRITTEN:
------------------------------------------------------------------------------------------------------------------------------------
                                                    EXPIRATION DATE       EXERCISE PRICE     CONTRACTS     MARKET VALUE (000'S)
JNL/AIM SMALL CAP GROWTH FUND
Cephalon Inc. Call Option                            10/18/2004           $   45.00            19               $     (7)
Chico's Fas Inc. Call Option                         10/18/2004               35.00            40                     (3)
Flir Systems Inc. Call Option                        10/18/2004               65.00             6                      -
Invitrogen Corp. Call Option                         10/18/2004               55.00            21                     (3)
Pixar Inc. Call Option                               10/18/2004               80.00             7                     (1)
Red Hat Inc. Call Option                             10/18/2004               12.50           164                     (5)
Urban Outfitters Inc. Call Option                    10/18/2004               30.00            12                     (5)
Urban Outfitters Inc. Call Option                    10/18/2004               35.00           109                     (6)
                                                                                                                ------------
                                                                                                                   $ (30)
                                                                                                                ============

JNL/PIMCO TOTAL RETURN BOND FUND
Call Swaption, 3 month LIBOR versus 3.80% fixed       10/7/2004            $    n/a            15                $     -
Call Swaption, 3 month LIBOR versus 6.00% fixed      10/19/2004                 n/a             2                    (22)
Put Swaption, 3 month LIBOR versus 6.00% fixed       10/19/2004                 n/a             2                      -
Call Swaption, 3 month LIBOR versus 5.20% fixed       11/2/2004                 n/a             9                    (54)
Put Swaption, 3 month LIBOR versus 6.70% fixed        11/2/2004                 n/a             9                      -
U.S. 10-Year Treasury Note Future Call Option        11/26/2004              110.00           118                    (35)
U.S. 10-Year Treasury Note Future Call Option        11/26/2004              111.00            57                    (29)
U.S. 10-Year Treasury Note Future Call Option        11/26/2004              114.00           260                   (150)
Call Swaption, 3 month LIBOR versus 5.50% fixed       1/7/2005                  n/a             6                    (44)
Put Swaption, 3 month LIBOR versus 7.00% fixed        1/7/2005                  n/a             6                      -
                                                                                                                ------------
                                                                                                                  $ (334)
                                                                                                                ============

JNL/PUTNAM EQUITY FUND
Apollo Group Inc. Class A Call Option                10/22/2004             $ 66.48           967                $    (1)
                                                                                                                ============

SUMMARY OF WRITTEN CALL OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2004 (IN THOUSANDS EXCEPT CONTRACTS):
----------------------------------------------------------------------------------------------------------------------------------
                                                                                   NUMBER OF CONTRACTS                   PREMIUMS
JNL/AIM SMALL CAP GROWTH FUND
Options outstanding at December 31, 2003                                                    51                                $ 7
    Options written during the period                                                      692                                 79
    Options closed during the period                                                      (140)                               (22)
    Options exercised during the period                                                   (125)                               (15)
    Options expired during the period                                                     (100)                               (15)
                                                                                   ------------                       ------------
Options outstanding at September 30, 2004                                                  378                               $ 34
                                                                                   ============                       ============

JNL/PIMCO TOTAL RETURN BOND FUND
Options outstanding at December 31, 2003                                                   238                              $ 307
    Options written during the period                                                    1,332                                789
    Options closed during the period                                                      (155)                               (47)
    Options exercised during the period                                                   (228)                               (85)
    Options expired during the period                                                     (703)                              (562)
                                                                                   ------------                       ------------
Options outstanding at September 30, 2004                                                  484                              $ 402
                                                                                   ============                       ============

JNL/PUTNAM EQUITY FUND
Options outstanding at December 31, 2003                                                     -                                $ -
    Options written during the period                                                   97,357                                 54
    Options closed during the period                                                   (39,552)                               (25)
    Options exercised during the period                                                 (3,716)                                (4)
    Options expired during the period                                                  (53,122)                               (24)
                                                                                   ------------                       ------------
Options outstanding at September 30, 2004                                                  967                                $ 1
                                                                                   ============                       ============

JNL/PUTNAM VALUE EQUITY FUND
Options outstanding at December 31, 2003                                                     -                                $ -
    Options written during the period                                                   59,810                                 13
    Options closed during the period                                                         -                                  -
    Options exercised during the period                                                      -                                  -
    Options expired during the period                                                  (59,810)                               (13)
                                                                                   ------------                       ------------
Options outstanding at September 30, 2004                                                    -                                $ -
                                                                                   ============                       ============

JNL SERIES TRUST (UNAUDITED)
NOTES TO THE SCHEDULE OF INVESTMENTS (IN THOUSANDS)
SEPTEMBER 30, 2004

SUMMARY OF SWAP AGREEMENTS :
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              UNREALIZED
                                                                               NOTIONAL AMOUNT           APPRECIATION/(DEPRECIATION)
JNL/PIMCO TOTAL RETURN BOND FUND
Barclay's Capital
    Receive fixed rate equal to 4.00% and pay floating rate
      based on 3 month LIBOR, 12/15/06                                    $              100                $          1
    Receive fixed rate equal to 4.00% and pay floating rate
      based on 3 month LIBOR, 12/15/09                                                17,300                          421
    Receive fixed rate equal to 5.00% and pay floating rate
      based on 6 month LIBOR, 06/16/11                                                 3,500                         (32)
    Receive floating rate based on 6 month LIBOR and pay fixed
      rate equal to 5.00%, 06/18/34                                                    2,000                         (38)
Goldman Sachs Capital Markets, L.P.
    Receive floating rate based on 6 month LIBOR and pay fixed
      rate equal to 2.00%, 06/15/12                                                  129,100                         (19)
    Receive fixed rate equal to 5.00% and pay floating rate
      based on 3 month LIBOR, 12/15/14                                                   800                         (10)
    Receive floating rate based on 6 month LIBOR and pay fixed
      rate equal to 5.00%, 03/15/17                                                      400                           -
    Receive fixed rate equal to 6.00% and pay floating rate
      based on 6 month EURIBOR, 03/15/17                                                 900                          30
JPMorgan Chase Bank
    Receive floating rate based on 6 month LIBOR and pay fixed
      rate equal to 5.00%, 03/15/17                                                      100                          (1)
    Receive fixed rate equal to 6.00% and pay floating rate
      based on 6 month EURIBOR, 03/15/17                                                 100                           3
    Receive floating rate based on 6 month LIBOR and pay fixed
      rate equal to 5.00%, 03/15/32                                                      300                          (4)
    Receive fixed rate equal to 6.00% and pay floating rate
      based on 6 month EURIBOR, 03/15/32                                                 600                          22
    Receive floating rate based on 6 month LIBOR and pay fixed
      rate equal to 5.00%, 06/24/34                                                      200                          (3)
    Receive fixed rate equal to 6.00% and pay floating rate
      based on 6 month EURIBOR, 06/24/34                                               4,100                          97
Lehman Brothers Special Financing Services, Inc.
    Receive floating rate based on 3 month LIBOR and pay fixed
      rate equal to 6.00%, 12/15/24                                                    6,000                        (202)
Morgan Stanley Capital Services Inc.
    Receive floating rate based on 6 month LIBOR and pay fixed
      rate equal to 2.00%, 06/15/12                                                  130,000                         (31)
    Receive fixed rate equal to 5.00% and pay floating rate
      based on 3 month LIBOR, 12/15/14                                                   500                          (6)
UBS Warburg AG
    Receive fixed rate equal to 4.00% and pay floating rate
      based on 3 month LIBOR, 12/15/09                                                22,800                          792
    Receive fixed rate equal to 5.00% and pay floating rate
      based on 6 month LIBOR, 06/16/11                                                 1,900                         (15)
    Receive floating rate based on 6 month LIBOR and pay fixed
      rate equal to 2.00%, 06/15/12                                                  380,000                        (117)
    Receive floating rate based on 6 month LIBOR and pay fixed
      rate equal to 5.00%, 03/15/17                                                      100                          (1)
    Receive floating rate based on 6 month LIBOR and pay fixed
      rate equal to 5.00%, 03/15/32                                                      200                          (4)
    Receive fixed rate equal to 6.00% and pay floating rate
      based on 6 month EURIBOR, 03/15/32                                                 300                          10
    Receive floating rate based on 6 month LIBOR and pay fixed
      rate equal to 5.00%, 06/18/34                                                      600                         (10)
Wachovia Securities Inc.
    Receive floating rate based on Lehman Brothers CMBS Index and
      pay floating rate based on 1 month LIBOR minus 40 bps, 03/01/05                    700                           -
                                                                                                              -----------
                                                                                                                   $ 883
                                                                                                              ===========
SUMMARY OF SECURITIES SOLD SHORT :
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  PAR AMOUNT                      MARKET VALUE
JNL/PIMCO TOTAL RETURN BOND FUND
    U.S. Treasury Note, 3.875%, 02/15/13                                  $              800                $       (795)
    U.S. Treasury Note, 4.75%, 05/15/14                                                1,900                      (1,995)
    U.S. Treasury Bond, 6.25%, 05/15/30                                                1,500                      (1,780)
    U.S. Treasury Bond, 5.375%, 02/15/31                                               2,500                      (2,678)
                                                                                                              -----------
      Total (proceeds $7,160)                                                                                   $ (7,248)
                                                                                                              ===========


JNL SERIES TRUST (UNAUDITED)
NOTES TO THE SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004

SUMMARY OF INVESTMENTS BY COUNTRY:
--------------------------------------------------------------------------------------------
                                              JNL/Mellon Capital   JNL/
                    JNL/FMR      JNL/JPMorgan    Management     Oppenheimer    JNL/Putnam
                 Capital Growth  International  International   Global Growth International
                     Fund         Value Fund     Index Fund         Fund      Equity Fund
--------------------------------------------------------------------------------------------

Argentina                - %              - %            - %         - %           - %
Australia                -              0.7            5.2         0.5           1.1
Austria                  -                -            0.3           -             -
Bahamas                  -                -              -           -             -
Belgium                  -                -            1.3           -           0.6
Bermuda                1.2                -              -           -           0.8
Brazil                 2.8              1.0              -         1.9           0.9
Bulgaria                 -                -              -           -             -
Canada                 3.7                -              -         2.1           1.4
Cayman Islands           -                -              -           -             -
China                    -                -              -           -           0.6
Colombia                 -                -              -           -             -
Denmark                  -                -            0.8           -           0.9
Ecuador                  -                -              -           -             -
Finland                  -                -            1.4           -           0.1
France                   -             10.4            9.0         7.0          11.9
Germany                  -              7.7            6.6         3.0           4.6
Greece                   -                -            0.5           -             -
Hong Kong                -              2.8            1.7         1.7           0.1
India                    -              1.3              -         2.9             -
Indonesia                -              1.0              -           -             -
Ireland                1.1              0.9            0.9         0.5           2.0
Israel                   -                -              -         0.3             -
Italy                    -              1.6            3.9         0.4           3.3
Japan                    -             20.2           22.0         8.0          20.1
Liberia                  -                -              -           -             -
Luxembourg               -                -            0.1           -             -
Malaysia                 -                -              -           -             -
Mexico                   -                -              -         1.6           0.6
Morocco                  -                -              -           -             -
Netherlands              -              5.8            4.8         2.0           2.0
New Zealand              -                -            0.2           -             -
Norway                   -                -            0.6         0.5             -
Panama                   -                -              -           -             -
Peru                     -                -              -           -             -
Philippines              -                -              -           -             -
Portugal                 -                -            0.3         0.1             -
Russia                   -              0.8              -           -             -
Singapore                -              2.5            0.8         0.6           2.7
South Africa           0.5                -              -           -             -
South Korea              -              1.8              -         1.8           4.7
Spain                    -              4.8            3.5         0.4           2.2
Sweden                   -              2.3            2.5         4.1           3.5
Switzerland              -              4.8            6.8         1.9          14.0
Taiwan                   -              0.4              -         0.8           0.7
Turkey                   -                -              -           -             -
United Kingdom           -             25.2           25.1        14.8          18.3
United States         90.7              4.0            1.7        43.1           2.9
Venezuela                -                -              -           -             -
             -------------------------------------------------------------------------------

Total
Investments          100.0%           100.0%         100.0%     100.0%          100.0%
             ===============================================================================



----------------
                       JNL/Salomon                                 JNL/
                        Brothers      JNL/Select   JNL/Select  T.Rowe Price
                      Strategic Bond    Global     Large Cap    Established
                          Fund       Growth Fund   Growth Fund  Growth Fund
-----------------------------------------------------------------------

Argentina                   0.3 %          - %           - %         - %
Australia                   0.3            -             -         1.4
Austria                       -            -             -           -
Bahamas                     0.1            -             -           -
Belgium                       -            -             -           -
Bermuda                       -            -           0.7          1.4
Brazil                      3.5          0.4             -           -
Bulgaria                    0.4            -             -           -
Canada                      1.0          5.4           6.6           -
Cayman Islands              0.1            -             -           -
China                         -            -             -           -
Colombia                    0.6            -             -           -
Denmark                       -            -             -           -
Ecuador                     0.6            -             -           -
Finland                     0.5            -             -           -
France                      1.6          3.4             -         0.4
Germany                     2.8          5.7             -         0.6
Greece                        -            -             -           -
Hong Kong                     -          3.3             -           -
India                         -          1.2             -           -
Indonesia                     -            -             -           -
Ireland                       -          5.5           0.8           -
Israel                        -            -             -         0.5
Italy                       0.3          0.9             -           -
Japan                         -          3.4             -           -
Liberia                       -            -             -           -
Luxembourg                    -          0.4             -           -
Malaysia                    0.3            -             -           -
Mexico                      1.5            -             -         0.5
Morocco                     0.3            -             -           -
Netherlands                 1.5          2.7             -           -
New Zealand                   -            -             -           -
Norway                        -            -             -           -
Panama                      0.2            -             -           -
Peru                        0.5            -             -           -
Philippines                 0.7            -             -           -
Portugal                      -            -             -           -
Russia                      2.8          3.0             -           -
Singapore                     -            -             -           -
South Africa                0.1            -             -           -
South Korea                   -          3.8             -         0.6
Spain                         -            -             -         0.3
Sweden                        -          2.8             -           -
Switzerland                   -          1.4             -         1.7
Taiwan                        -            -             -           -
Turkey                      0.6            -             -           -
United Kingdom              0.6         13.9           3.4         3.1
United States              78.8         42.8          88.5        89.5
Venezuela                   0.3            -             -           -
             ----------------------------------------------------------

Total
Investments               100.0%       100.0%        100.0%      100.0%
             ==========================================================



JNL SERIES TRUST (UNAUDITED)
NOTES TO THE SCHEDULE OF INVESTMENTS (IN THOUSANDS)
SEPTEMBER 30, 2004

SUMMARY OF OPEN CURRENCY CONTRACTS:
------------------------------------------------------------------------------------------------------------------------------------

          CURRENCY                   SETTLEMENT                          NOTIONAL                CURRENCY              UNREALIZED
       PURCHASED/SOLD                   DATE                              AMOUNT                   VALUE              GAIN/(LOSS)

JNL/FMR BALANCED FUND
          CAD/USD                     10/1/2004                               6 CAD                   $ 5                  $ -
          USD/EUR                     10/1/2004                            (13) EUR                   (16)                   -
                                                                                    ----------------------  -------------------
                                                                                                    $ (11)                 $ -
                                                                                    ======================  ===================

JNL/FMR CAPITAL GROWTH FUND
          CAD/USD                     10/1/2004                              92 CAD                  $ 73                  $ -
                                                                                    ======================  ===================

JNL/JPMORGAN INTERNATIONAL VALUE FUND
          AUD/USD                    11/19/2004                           2,497 AUD               $ 1,800                 $ 26
          CHF/USD                    11/19/2004                             293 CHF                   235                   (1)
          CHF/USD                    11/19/2004                           1,354 CHF                 1,087                    9
          EUR/JPY                    11/19/2004                             430 EUR                   534                    3
          EUR/JPY                    11/19/2004                             250 EUR                   310                   (1)
          EUR/USD                    11/19/2004                           6,323 EUR                 7,849                  143
          GBP/USD                     10/1/2004                             350 GBP                   633                    1
          GBP/USD                    11/19/2004                              90 GBP                   162                    2
          GBP/USD                    11/19/2004                              44 GBP                    80                   (1)
          JPY/USD                     10/1/2004                          11,000 JPY                   100                    -
          JPY/USD                    11/19/2004                         210,285 JPY                 1,913                  (11)
          JPY/USD                    11/19/2004                         194,970 JPY                 1,774                    6
          SEK/USD                    11/19/2004                               4 CHF                   498                   14
          USD/CHF                    11/19/2004                          (1,008)CHF                  (809)                 (16)
          USD/EUR                     10/1/2004                            (850)EUR                (1,056)                  (8)
          USD/EUR                    11/19/2004                          (5,988)EUR                (7,434)                (143)
          USD/GBP                    11/19/2004                            (247)GBP                  (445)                   2
          USD/GBP                    11/19/2004                            (350)GBP                  (631)                  (1)
          USD/HKD                    11/19/2004                          (6,562)HKD                  (842)                   1
          USD/JPY                    11/19/2004                         (43,978)JPY                  (400)                   -
          USD/JPY                    11/19/2004                        (149,228)JPY                (1,357)                   5
          USD/SEK                    11/19/2004                          (4,147)SEK                  (570)                  (6)
          USD/SGD                    11/19/2004                          (1,377) SGD                 (818)                 (15)
                                                                                    ----------------------  -------------------
                                                                                                  $ 2,613                  $ 9
                                                                                    ======================  ===================

JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND
          EUR/USD                    12/16/2004                           4,975 EUR               $ 6,176                $ 110
          GBP/USD                    12/16/2004                           2,852 GBP                 5,130                   70
          GBP/USD                    12/16/2004                             183 GBP                   329                   (1)
          JPY/USD                    12/16/2004                          43,965 JPY                   401                    3
          JPY/USD                    12/16/2004                         248,808 JPY                 2,267                   (9)
          USD/EUR                    12/16/2004                          (4,082)EUR                (5,067)                 (74)
          USD/GBP                    12/16/2004                          (2,378)GBP                (4,277)                 (45)
          USD/JPY                    12/16/2004                        (248,800)JPY                (2,267)                  11
                                                                                    ----------------------  -------------------
                                                                                                  $ 2,692                 $ 65
                                                                                    ======================  ===================

JNL/OPPENHEIMER GLOBAL GROWTH FUND
          SEK/USD                     10/1/2004                           1,222 SEK                 $ 168                  $ 1
                                                                                    ======================  ===================

JNL/PIMCO TOTAL RETURN BOND FUND
          BRL/USD                    10/25/2004                             107 BRL                  $ 37                  $ 3
          BRL/USD                    11/23/2004                             224 BRL                    77                    4
          BRL/USD                    12/17/2004                             300 BRL                   102                    3
          CLP/USD                     11/4/2004                          11,219 CLP                    18                    1
          CLP/USD                    11/18/2004                          48,728 CLP                    80                    3
          CLP/USD                    12/17/2004                          60,602 CLP                  $ 99                  $ 1
          HKD/USD                    10/26/2004                             576 HKD                    74                    -
          HKD/USD                    11/24/2004                             587 HKD                    75                    -
          HKD/USD                    12/20/2004                             777 HKD                   100                    -
          INR/USD                    12/21/2004                           6,421 INR                   139                   (1)
          JPY/USD                    10/27/2004                         741,841 JPY                 6,740                   17
          KRW/USD                    10/28/2004                          85,914 KRW                    75                    1
          KRW/USD                    11/24/2004                          87,920 KRW                    76                    1
          KRW/USD                    12/20/2004                         118,000 KRW                   102                    -
          MXN/USD                    11/29/2004                             399 MXN                    35                    -
          MXN/USD                    12/21/2004                           1,121 MXN                    97                    1
          PEN/USD                    11/23/2004                             259 PEN                    77                    1
          PEN/USD                    12/17/2004                             348 PEN                   104                    -
          RUB/USD                    10/25/2004                           2,106 RUB                    72                    1
          RUB/USD                    11/19/2004                           2,153 RUB                    74                    1
          RUB/USD                    12/22/2004                           3,048 RUB                   104                    1
          SGD/USD                    10/26/2004                             125 SGD                    74                    1
          SGD/USD                    11/24/2004                             128 SGD                    76                    1
          SGD/USD                    12/20/2004                             170 SGD                   101                    -
          SKK/USD                    11/26/2004                           2,457 SKK                    76                    1
          SKK/USD                    12/22/2004                           3,343 SKK                   103                    1
          TWD/USD                    11/24/2004                           2,500 TWD                    74                    -
          TWD/USD                    12/20/2004                           3,321 TWD                    98                    -
          USD/EUR                    10/25/2004                         (1,451) EUR                (1,801)                 (40)
                                                                                    ----------------------  -------------------
                                                                                                  $ 7,059                  $ 1
                                                                                    ======================  ===================

JNL/PUTNAM INTERNATIONAL EQUITY FUND
          CAD/USD                    10/1/2004                                2 CAD                   $ 2                  $ -
          GBP/USD                    10/1/2004                                4 GBP                     7                    -
          JPY/USD                    10/6/2004                            8,640 JPY                    78                    -
          USD/EUR                    10/1/2004                               (3)EUR                    (4)                   -
          USD/JPY                    10/1/2004                           (2,186)JPY                   (20)                   -
          USD/JPY                    10/6/2004                           (4,320)JPY                   (39)                   -
                                                                                    ----------------------  -------------------
                                                                                                     $ 24                  $ -
                                                                                    ======================  ===================

JNL/SALOMON STRATEGIC BOND FUND
          EUR/USD                    11/24/2004                           2,664 EUR               $ 3,307                 $ 55
          USD/EUR                    11/24/2004                        (19,335) EUR               (24,002)                (310)
                                                                                    ----------------------  -------------------
                                                                                                $ (20,695)              $ (255)
                                                                                    ======================  ===================

JNL/SELECT GLOBAL GROWTH FUND
          CHF/USD                    10/15/2004                             800 CHF                 $ 641                 $ 24
          EUR/USD                     10/1/2004                             109 EUR                   136                    1
          EUR/USD                     10/4/2004                              24 EUR                    30                    -
          GBP/USD                     10/1/2004                             160 GBP                   288                   (1)
          GBP/USD                     10/4/2004                             503 GBP                   910                    5
          GBP/USD                    10/15/2004                             900 GBP                 1,627                   47
          GBP/USD                    11/19/2004                            1200 GBP                 2,163                   63
          USD/CHF                    10/15/2004                           (800) CHF                  (641)                 (25)
          USD/GBP                    10/15/2004                           (900) GBP                (1,627)                 (42)
          USD/GBP                    11/19/2004                          (1200) GBP                (2,163)                 (13)
          USD/JPY                     10/4/2004                        (88,074) JPY                  (799)                  (4)
                                                                                    ----------------------  -------------------
                                                                                                    $ 565                 $ 55
                                                                                    ======================  ===================


JNL SERIES TRUST (UNAUDITED)
NOTES TO THE SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004

SCHEDULE OF FUTURES CONTRACTS (IN THOUSANDS EXCEPT CONTRACTS):
------------------------------------------------------------------------------------------------------
                                                          CONTRACTS                      UNREALIZED
                                                            LONG/                       APPRECIATION/
                                                           (SHORT)                     (DEPRECIATION)
------------------------------------------------------------------------------------------------------

JNL/AIM SMALL CAP GROWTH FUND
Russell 2000 Mini Index Future
   Expiration December 2004                                    2                                  $ 3
Russell 2000 Index Future
   Expiration December 2004                                    5                                    2
                                                                                ----------------------
                                                                                ----------------------
                                                                                                  $ 5
                                                                                ======================
                                                                                ======================

JNL/JPMORGAN INTERNATIONAL VALUE FUND
Topix Japanese Yen Future
   Expiration December 2004                                    3                                 $ (5)
                                                                                ======================
                                                                                ======================


JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND
S&P 500 Index Future
   Expiration December 2004                                   22                                 $ (9)
                                                                                ======================
                                                                                ======================


JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND
Dow Jones Euro Stoxx 50 Future
   Expiration December 2004                                   50                                $ (20)
FTSE 100 Index Future
   Expiration December 2004                                   19                                   (1)
Topix Japanese Yen Future
   Expiration December 2004                                    9                                  (12)
                                                                                ----------------------
                                                                                ----------------------
                                                                                                $ (33)
                                                                                ======================
                                                                                ======================

JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND
S&P MidCap 400 E-Mini Future
   Expiration December 2004                                   74                                 $ 32
                                                                                ======================
                                                                                ======================


JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND
S&P 500 E-Mini Future
   Expiration December 2004                                  132                                $ (29)
                                                                                ======================
                                                                                ======================


JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND
Russell 2000 Mini Index Future
   Expiration December 2004                                   51                                 $ 35
                                                                                ======================
                                                                                ======================


------------------------------------------------------------------------------------------------------------
                                                                                         UNREALIZED
                                                              NOTIONAL                  APPRECIATION/
                                                               AMOUNT                  (DEPRECIATION)
------------------------------------------------------------------------------------------------------------




JNL/PIMCO TOTAL RETURN FUND
British Pound Sterling Future Option
   Expiration June 2005                                       $ 12,000                           $ 9
Euribor Interest Rate Future
   Expiration June 2005                                         99,000                           118
Euro BOBL Future, 5-Year, 6.00%,
   Expiration December 2004                                      7,000                            22
Euro Bund Future, 10-Year, 6.00%,
   Expiration December 2004                                     33,100                           (31)
Eurodollar Future
   Expiration December 2004                                     58,000                            (1)
Eurodollar Future
   Expiration June 2005                                          5,000                            (1)
Eurodollar Future
   Expiration September 2005                                   446,000                           107
Eurodollar Future
   Expiration December 2005                                     38,000                            45
Eurodollar Future Option
   Expiration December 2004                                     12,000                            12
Japanese Bond Future, 10-Year, 6.00%
   Expiration December 2004                                    500,000                            65
U.S. Treasury Note Future, 5-Year, 6.00%,
   Expiration December 2004                                      8,500                            12
U.S. Treasury Note Future, 10-Year, 6.00%,
   Expiration December 2004                                     46,000                           384
U.S. Treasury Bond Future, 20-Year, 6.00%,
   Expiration December 2004                                      3,300                           (23)
                                                                           --------------------------
                                                                           --------------------------
                                                                                               $ 718
                                                                           ==========================
                                                                           ==========================

JNL/SALOMON BROTHERS STRATEGIC BOND FUND
U.S. Treasury Note Future, 2-Year, 6.00%,
   Expiration December 2004                                  $ (12,200)                          $ 1
U.S. Treasury Note Future, 5-Year, 6.00%,
   Expiration December 2004                                    (11,200)                          (61)
U.S. Treasury Note Future, 10-Year, 6.00%,
   Expiration December 2004                                     26,300                            21
U.S. Treasury Bond Future, 20-Year, 6.00%,
   Expiration December 2004                                      3,600                            77
                                                                           --------------------------
                                                                           --------------------------
                                                                                                $ 38
                                                                           ==========================
                                                                           ==========================

JNL/SALOMON BROTHERS U.S. GOVERNMENt & QUALITY BOND FUND
U.S. Treasury Note Future, 5-Year, 6.00%,
   Expiration December 2004                                     $ (468)                       $ (258)
U.S. Treasury Note Future, 10-Year, 6.00%,
   Expiration December 2004                                       (122)                          (48)
U.S. Treasury Bond Future, 20-Year, 6.00%,
   Expiration December 2004                                        222                           474
                                                                           --------------------------
                                                                           --------------------------
                                                                                               $ 168
                                                                           ==========================
                                                                           ==========================


ITEM 2.  CONTROLS AND PROCEDURES

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3.  EXHIBITS

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Series Trust


By:      /s/ Robert A. Fritts
         --------------------------
         Robert A. Fritts
         President and Chief Executive Officer

Date:    November 29, 2004

By:      /s/ Mark D. Nerud
         --------------------------
         Mark D. Nerud
         Vice President, Treasurer and Chief Financial Officer

Date:    November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Robert A. Fritts
         --------------------------
         Robert A. Fritts
         President and Chief Executive Officer

Date:    November 29, 2004

By:      /s/ Mark D. Nerud
         --------------------------
         Mark D. Nerud
         Vice President, Treasurer and Chief Financial Officer

Date:    November 29, 2004